500 Index Trust | Prospectus Series I, Series II and Series NAV Shares
500 INDEX TRUST
Investment Objective
To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 500 Index Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.02%	0.02%	0.02%
Total fund operating expenses	0.53%	0.73%	0.48%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example 500 Index Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	54	170	296	665
Series II	75	233	406	906
Series NAV	49	154	269	604

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that fund’s investments in certain instruments, such as index futures, total return swaps and exchange-traded funds (ETFs) have similar economic characteristics as securities that are in the S&P 500 Index. As of February 29, 2012, the market capitalizations of companies included in the S&P 500 Index ranged from $1.4 billion to $505.7 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

The fund may invest in index futures for the purposes of replicating an index and Depositary Receipts.

An investment in the fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

S&P 500 Index risk An investment in the fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 15.89% (Quarter ended 6/30/2009) Worst Quarter: -22.00% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns 500 Index Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	1.57%	(0.73%)	2.39%	May 2, 2000
Series II	1.37%	(0.94%)	2.19%	Jan 28, 2002
Series NAV	1.65%	(0.67%)	2.30%	Oct 31, 2005
S&P 500 Index	2.11%	(0.25%)	2.92%	May 2, 2000

500 Index Trust B | Prospectus Series NAV Shares
500 INDEX TRUST B
Investment Objective
To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		500 Index Trust B Prospectus Series NAV Shares Series NAV
Share Class		Series NAV
Management fee		0.47%
Distribution and service (12b-1) fees		none
Other Expenses		0.02%
Total fund operating expenses		0.49%
Contractual expense reimbursement	[1]	(0.24%)
Net fund operating expenses		0.25%
[1]	JHVIT sells shares of the fund only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company (U.S.A.) and its affiliates. As reflected in the table, the fund is subject to an expense cap pursuant to an agreement between JHVIT and the Adviser as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund's annual operating expenses do not exceed its "Net Operating Expenses" as shown in the table above. A fund's "Total Operating Expenses" includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund's business. Under the agreement, the Adviser's obligation to provide the expense cap will remain in effect until April 30, 2013 and will terminate after that date only if JHVIT, without the prior written consent of the Adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the separate accounts and other persons specified in the agreement.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
500 Index Trust B Prospectus Series NAV Shares Series NAV	26	133	250	593

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the fund’s investments in certain instruments, such as index futures, total return swaps and exchanged-traded funds (“ETFs”) have similar economic characteristics as securities that are in the S&P 500 Index. As of February 29, 2012, the market capitalizations of companies included in the S&P 500 Index ranged from $1.4 billion to $505.7 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

Use of Hedging and Other Strategic Transactions. The fund may invest in futures contracts and Depositary Receipts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

S&P 500 Index risk An investment in the fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund’s predecessor fund. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series NAV:

Best Quarter: 15.85% (Quarter ended 6/30/2009) Worst Quarter: -22.11% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns 500 Index Trust B Prospectus Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series NAV	1.87%	(0.46%)	2.70%	Apr 29, 2005
S&P 500 Index	2.11%	(0.25%)	2.92%	Apr 29, 2005

Active Bond Trust | Prospectus Series I, Series II and Series NAV Shares
ACTIVE BOND TRUST
Investment Objective
To seek income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Active Bond Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee		0.60%	0.60%	0.60%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.03%	0.03%	0.03%
Acquired Fund fees and expenses	[1]	0.01%	0.01%	0.01%
Total fund operating expenses		0.69%	0.89%	0.64%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Active Bond Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	70	221	384	859
Series II	91	284	493	1,096
Series NAV	65	205	357	798

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 101% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. The fund seeks to invest its assets in debt securities and instruments with an average duration of between 4 to 6 years, however, there is no limit on the fund’s average maturity. As part of its investment strategy, the fund may invest in mortgage-backed securities to a significant extent.

Eligible investments include, but are not limited to:

  U.S. Treasury and agency securities;
  Asset-backed securities and mortgage-backed securities, both investment grade and non-investment grade, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”);
  Corporate bonds, both U.S. and foreign, and without any limit on credit quality; and
  Foreign government and agency securities.

The fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). Each subadviser uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio, which may increase expenses and affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

The fund employs a multi-manager approach with two subadvisers, Declaration Management & Research LLC (“Declaration”) and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“John Hancock Asset Management”), each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

50%* Declaration

50%* John Hancock Asset Management

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

This allocation methodology may change in the future.

Declaration

Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

This portion of the fund normally has no more than 10% of its total assets in high yield bonds (“junk bonds”) and normally invests in foreign securities only if U.S. dollar-denominated. This portion of the fund normally has an average credit rating of “A” or “AA.”

John Hancock Asset Management

John Hancock Asset Management uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. John Hancock Asset Management tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

This portion of the fund normally has no more than 25% of its total assets in high yield bonds (sometimes referred to as “junk bonds”) and may invest in both U.S. dollar-denominated and foreign currency-denominated foreign securities. This portion of the fund normally has an average credit rating of “A” or “AA.”

Under normal circumstances, no more than 15% of the total assets of the portion of the fund managed by John Hancock Asset Management will be invested in asset-backed securities rated lower than A by both rating agencies.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks— Hedging, derivatives and other strategic transactions risk” including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and forwards.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Swaptions Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaptions.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Inverse interest-only securities Inverse interest-only securities that are mortgage-backed securities are subject to the same risks as other mortgage-backed securities. In addition, the coupon on an inverse interest-only security can be extremely sensitive to changes in prevailing interest rates.

TBA mortgage contracts TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund’s predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b-1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series NAV:

Best Quarter: 9.91% (Quarter ended 9/30/2009) Worst Quarter: -5.91% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Active Bond Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	5.81%	6.95%	6.01%	Apr 29, 2005
Series II	5.70%	6.75%	5.88%	Apr 29, 2005
Series NAV	5.97%	7.02%	6.06%	Mar 29, 1986
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	Mar 29, 1986

All Cap Core Trust | Prospectus Series I, Series II and Series NAV Shares
ALL CAP CORE TRUST
Investment Objective
To seek long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses All Cap Core Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.78%	0.78%	0.78%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.03%	0.03%	0.03%
Total fund operating expenses	0.86%	1.06%	0.81%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example All Cap Core Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	88	274	477	1,061
Series II	108	337	585	1,294
Series NAV	83	259	450	1,002

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 231% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests in common stocks and other equity securities within all asset classes (small-, mid- and large-cap) of those included in the Russell 3000 Index ($26 million to $505.7 billion as of February 29, 2012).

The fund may invest in all types of equity securities including common stocks, preferred stocks, convertible securities and depositary receipts for such securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. The fund may also invest in U.S. government securities.

The subadviser blends fundamental equity analysis and quantitative theory into a disciplined and systematic process. The technique minimizes subjectivity and allows the team to analyze the broadest possible universe of stocks. The sub-adviser’s systematic equity strategy evaluates current market conditions to dynamically weight each stock selection factor in a quantitative model. Stock selection factors include multiple valuation, growth, quality, and sentiment and stability characteristics. The relative weights of these factors in the model vary according to the favorability of current conditions for each factor. Conditions include the phase of the economic cycle, liquidity, and market sentiment, fear and greed.

The subadviser extensively ranks the Russell 3000 Index universe according to this dynamic model to identify what the subadviser believes are the most and least attractive securities. Expected returns are generated for each stock relative to its own industry. Securities are then selected based on expected returns, risk control constraints and anticipated transaction costs.

By applying a rigorous portfolio construction process, the subadviser targets excess return levels similar to traditional managers, while holding a significantly more diversified basket of stocks. Non-linear market impact assumptions are also incorporated into the process to maximize the trade-off between the anticipated pickup from trading and the costs associated with making these trades.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 17.59% (Quarter ended 6/30/2009) Worst Quarter: -23.17% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns All Cap Core Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	0.41%	(2.00%)	2.61%	Jul 15, 1996
Series II	0.14%	(2.21%)	2.42%	Jan 28, 2002
Series NAV	0.40%	(1.96%)	2.65%	Apr 29, 2005
Russell 3000 Index	1.03%	(0.01%)	3.51%	Jul 15, 1996

All Cap Value Trust | Prospectus Series I, Series II and Series NAV Shares
ALL CAP VALUE TRUST
Investment Objective
To seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses All Cap Value Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.77%	0.77%	0.77%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.05%	0.05%	0.05%
Total fund operating expenses	0.87%	1.07%	0.82%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example All Cap Value Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	89	278	482	1,073
Series II	109	340	590	1,306
Series NAV	84	262	455	1,014

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund primarily purchases equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued. The fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index ($162 million to $505.7 billion as of February 29, 2012). This range varies daily. The fund may invest the remainder of its assets in mid-sized and small company securities.

Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. The fund invests in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

In selecting investments, the subadviser attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what the subadviser thinks is its full value, or may go down in value, the subadviser’s emphasis on large, seasoned company value stocks may limit the fund’s downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and are less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. The subadviser generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadviser valuation target.

The fund may not invest more than 10% of its net assets in foreign securities, including securities in emerging markets countries. The subadviser does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. but that are traded in the United States to be subject to this limitation.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 16.35% (Quarter ended 9/30/2009) Worst Quarter: -23.92% (Quarter ended 9/30/2002)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns All Cap Value Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	(4.20%)	2.06%	4.42%	Apr 30, 2001
Series II	(4.41%)	1.87%	4.24%	Jan 28, 2002
Series NAV	(4.17%)	2.15%	4.48%	Feb 28, 2005
Russell 3000 Value Index	(0.10%)	(2.58%)	4.08%	Apr 30, 2001

Alpha Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares
ALPHA OPPORTUNITIES TRUST
Investment Objective
To seek long-term total return.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alpha Opportunities Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II		Series NAV
Share Class	Series I	Series II		Series NAV
Management fee	0.97%	0.97%	[1]	0.97%
Distribution and service (12b-1) fees	0.05%	0.25%	[1]	none
Other Expenses	0.05%	0.05%	[1]	0.05%
Total fund operating expenses	1.07%	1.27%	[1]	1.02%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Alpha Opportunities Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	109	340	590	1,306
Series II	129	403	697	1,534
Series NAV	104	325	563	1,248

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 157% of the average value of its portfolio.
Principal Investment Strategies

The fund employs a “multiple sleeve structure,” which means the fund has several components that are managed separately in different styles. The fund seeks to obtain its objective by combining these different component styles in a single fund.

For each component “sleeve,” the subadviser has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale based on internal, proprietary research. Each component sleeve tends to be flexible, opportunistic, and total return-oriented such that the aggregate portfolio represents a wide range of investment philosophies, companies, industries and market capitalizations. Investment personnel for each component sleeve have complete discretion and responsibility for selection and portfolio construction decisions within their specific sleeve.

The subadviser is responsible for selecting styles or approaches for component sleeves with a focus on combining complementary investment styles, monitoring the risk profile, strategically rebalancing the portfolio, and maintaining a consistent fund profile. In choosing prospective investments, the subadviser analyzes a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, expected growth rates, revenues, dividends and other related measures of value.

Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities, including common stock, preferred stock, depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts), index-related securities (including exchange-traded funds (“ETFs”)), real estate investment structures (including REITs), convertible securities, preferred stock, private placements, convertible preferred stock, rights, and warrants. The fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments. These equity and equity-related instruments may include equity securities of, or options linked to, emerging market issuers or indexes.

The fund may invest up to 35% of its total assets in the securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund may also invest in fixed-income securities, fixed-income related instruments, and cash and cash equivalents. These fixed-income securities may include non-investment-grade instruments.

The fund may invest in over-the-counter and exchange-traded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions, structured notes, and market access products, to reduce risk and enhance potential income.

The fund may invest in initial public offerings (“IPOs”). The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series NAV:

Best Quarter: 18.66% (Quarter ended 6/30/2009) Worst Quarter: -19.40% (Quarter ended 9/30/2011)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Alpha Opportunities Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Since Inception	Date of Inception
Series I	(8.14%)	8.58%	Jun 2, 2009
Series NAV	(8.02%)	8.65%	Oct 7, 2008
Russell 3000 Index	1.03%	8.52%	Oct 7, 2008

American Asset Allocation Trust | Prospectus Series I, Series II and Series III Shares
AMERICAN ASSET ALLOCATION TRUST
Investment Objective
To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Asset Allocation Trust Prospectus Series I, Series II and Series III Shares		Series I	Series II	Series III
Share Class		Series I	Series II	Series III
Management fee	[1]	0.30%	0.30%	0.30%
Distribution and service (12b-1) fees	[1]	0.60%	0.75%	0.25%
Other Expenses	[1][2]	0.04%	0.04%	0.04%
Total fund operating expenses	[1]	0.94%	1.09%	0.59%
[1]	The table reflects the combined fees of the feeder fund and the master fund.
[2]	"Other Expenses" reflect the administrative services fee for the master fund which was added effective January 1, 2012.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Asset Allocation Trust Prospectus Series I, Series II and Series III Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	96	300	520	1,155
Series II	111	347	601	1,329
Series III	60	189	329	738

Portfolio Turnover
The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Asset Allocation Fund(SM), a series of American Funds Insurance Series. The master fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. In addition, the master fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization (“NRSRO”) designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the master fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%— 80% in equity securities, 20%— 50% in debt securities and 0%—40% in money market instruments. The proportion of equities, debt and money market securities held by the master fund will vary with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities. The master fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the U.S. and up to 5% of its assets in debt securities of issuers domiciled outside the U.S.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Asset allocation risk Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that the adviser may favor an asset category that performs poorly relative to the other asset categories.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Income stock risk Income provided by the fund may be affected by changes in the dividend polices of the companies in which the fund invests and the capital resources available for such payments at such companies.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series II:

Best Quarter: 12.40% (Quarter ended 6/30/2003) Worst Quarter: -16.41% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns American Asset Allocation Trust Prospectus Series I, Series II and Series III Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	0.91%	0.84%	4.32%	Apr 28, 2008
Series II	0.86%	0.68%	3.85%	May 1, 2007
Series III	1.27%	1.21%	4.51%	Jan 2, 2008
S&P 500 Index	2.11%	(0.25%)	2.92%	May 1, 2007
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	May 1, 2007
Combined Index	4.69%	2.84%	4.40%	May 1, 2007

American Blue Chip Income and Growth Trust | Prospectus Series I, Series II and Series III Shares
AMERICAN BLUE CHIP INCOME AND GROWTH TRUST
Investment Objective
To seek to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Blue Chip Income and Growth Trust Prospectus Series I, Series II and Series III Shares		Series I	Series II	Series III
Share Class		Series I	Series II	Series III
Management fee	[1]	0.41%	0.41%	0.41%
Distribution and service (12b-1) fees	[1]	0.60%	0.75%	0.25%
Other Expenses	[1][2]	0.05%	0.05%	0.05%
Total fund operating expenses	[1]	1.06%	1.21%	0.71%
[1]	The table reflects the combined fees of the feeder fund and the master fund.
[2]	"Other Expenses" reflect the administrative services fee for the master fund which was added effective January 1, 2012.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Blue Chip Income and Growth Trust Prospectus Series I, Series II and Series III Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	108	337	585	1,294
Series II	123	384	665	1,466
Series III	73	227	395	883

Portfolio Turnover
The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Principal Investment Strategies
The fund invests all of its assets in Class 1 shares of its master fund, the Blue Chip Income and Growth Fund(SM), a series of American Funds Insurance Series. The master fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. The master fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The master fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside United States, so long as they are listed or traded in the U.S. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.
Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Income stock risk Income provided by the fund may be affected by changes in the dividend polices of the companies in which the fund invests and the capital resources available for such payments at such companies.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series II:

Best Quarter: 16.95% (Quarter ended 6/30/2003) Worst Quarter: -21.34% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns American Blue Chip Income and Growth Trust Prospectus Series I, Series II and Series III Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	(1.30%)	(1.96%)	2.13%	Jul 9, 2003
Series II	(1.45%)	(2.12%)	1.97%	May 5, 2003
Series III	(0.95%)	(1.44%)	2.40%	Jan 2, 2008
S&P 500 Index	2.11%	(0.25%)	2.92%	May 5, 2003

American Global Growth Trust | Prospectus Series I, Series II and Series III Shares
AMERICAN GLOBAL GROWTH TRUST
Investment Objective
To seek to provide long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Global Growth Trust Prospectus Series I, Series II and Series III Shares		Series I	Series II	Series III
Share Class		Series I	Series II	Series III
Management fee	[1]	0.53%	0.53%	0.53%
Distribution and service (12b-1) fees	[1]	0.60%	0.75%	0.25%
Other Expenses	[1][2]	0.07%	0.07%	0.07%
Total fund operating expenses	[1]	1.20%	1.35%	0.85%
[1]	The table reflects the combined fees of the feeder fund and the master fund.
[2]	"Other Expenses" reflect the administrative services fee for the master fund which was added effective January 1, 2012.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Global Growth Trust Prospectus Series I, Series II and Series III Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	122	381	660	1,455
Series II	137	428	739	1,624
Series III	87	271	471	1,049

Portfolio Turnover
The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Global Growth Fund(SM), a series of American Funds Insurance Series. The Global Growth Fund invests primarily in common stocks of companies located around the world that the adviser believes have potential for growth. The Global Growth Fund may invest a portion of its assets in common stocks and other securities of companies in emerging market countries and expects to be invested in numerous countries around the world. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series II:

Best Quarter: 22.00% (Quarter ended 6/30/2009) Worst Quarter: -20.17% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns American Global Growth Trust Prospectus Series I, Series II and Series III Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	(9.24%)	0.05%	6.21%	Nov 5, 2010
Series II	(9.40%)	(0.05%)	5.77%	May 1, 2007
Series III	(8.92%)	0.49%	6.45%	Jan 2, 2008
MSCI World Index (gross of foreign withholding taxes on dividends)	(5.02%)	(1.82%)	4.15%	May 1, 2007
Lipper Global Fund Index	(9.96%)	(2.19%)	3.91%	May 1, 2007

American Global Small Capitalization Trust | Prospectus Series I, Series II and Series III Shares
AMERICAN GLOBAL SMALL CAPITALIZATION TRUST
Investment Objective
To seek to provide long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Global Small Capitalization Trust Prospectus Series I, Series II and Series III Shares		Series I	Series II	Series III
Share Class		Series I	Series II	Series III
Management fee	[1]	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	[1]	0.60%	0.75%	0.25%
Other Expenses	[1][2]	0.11%	0.11%	0.11%
Total fund operating expenses	[1]	1.41%	1.56%	1.06%
[1]	The table reflects the combined fees of the feeder fund and the master fund.
[2]	"Other Expenses" reflect the administrative services fee for the master fund which was added effective January 1, 2012.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Global Small Capitalization Trust Prospectus Series I, Series II and Series III Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	144	446	771	1,691
Series II	159	493	850	1,856
Series III	108	337	585	1,294

Portfolio Turnover
The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Global Small Capitalization Fund(SM), a series of American Funds Insurance Series. Under normal circumstances, the Global Small Capitalization Fund invests primarily in stocks of smaller companies located around the world. Normally, the Global Small Capitalization Fund invests at least 80% of its net assets in growth-oriented common stocks and other equity securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase.

The Global Small Capitalization Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market movements. The adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $4.0 billion or less. The adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future.

Under normal circumstances, the Global Small Capitalization Fund invests a significant portion of its assets outside the United States. The fund may also invest a portion of its assets in common stocks and other securities of companies in emerging and developing countries. The fund expects to be invested in numerous countries around the world.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series II:

Best Quarter: 29.18% (Quarter ended 6/30/2009) Worst Quarter: -31.38% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns American Global Small Capitalization Trust Prospectus Series I, Series II and Series III Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	(19.43%)	(2.53%)	7.60%	Nov 5, 2010
Series II	(19.63%)	(2.61%)	7.16%	May 1, 2007
Series III	(19.24%)	(2.10%)	7.84%	Jan 2, 2008
MSCI AC World Small Cap Index (gross of foreign withholding tax on dividends)	(10.96%)	0.69%	9.27%	May 1, 2007
S&P / Citigroup Global ex. US 2 Billion Index	(19.61%)	(1.00%)	11.12%	May 1, 2007

American Growth Trust | Prospectus Series I, Series II and Series III Shares
AMERICAN GROWTH TRUST
Investment Objective
To seek to provide growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Growth Trust Prospectus Series I, Series II and Series III Shares		Series I	Series II	Series III
Share Class		Series I	Series II	Series III
Management fee	[1]	0.32%	0.32%	0.32%
Distribution and service (12b-1) fees	[1]	0.60%	0.75%	0.25%
Other Expenses	[1][2]	0.05%	0.05%	0.05%
Total fund operating expenses	[1]	0.97%	1.12%	0.62%
[1]	The table reflects the combined fees of the feeder fund and the master fund.
[2]	"Other Expenses" reflect the administrative services fee for the master fund which was added effective January 1, 2012.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Growth Trust Prospectus Series I, Series II and Series III Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	99	309	536	1,190
Series II	114	356	617	1,363
Series III	63	199	346	774

Portfolio Turnover
The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
The fund invests all of its assets in Class 1 shares of its master fund, the Growth Fund(SM), a series of American Funds Insurance Series. The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may also invest a portion of its assets in common stocks and other securities of issuers domiciled outside the U.S. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.
Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series II:

Best Quarter: 20.80% (Quarter ended 6/30/2003) Worst Quarter: -26.20% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns American Growth Trust Prospectus Series I, Series II and Series III Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	(4.63%)	(0.44%)	3.65%	Jul 9, 2003
Series II	(4.79%)	(0.58%)	3.49%	May 5, 2003
Series III	(4.29%)	(0.11%)	3.81%	Jan 2, 2008
S&P 500 Index	2.11%	(0.25%)	2.92%	May 5, 2003

American Growth-Income Trust | Prospectus Series I, Series II and Series III Shares
AMERICAN GROWTH-INCOME TRUST
Investment Objective
To seek to provide growth of capital and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Growth-Income Trust Prospectus Series I, Series II and Series III Shares		Series I	Series II	Series III
Share Class		Series I	Series II	Series III
Management fee	[1]	0.27%	0.27%	0.27%
Distribution and service (12b-1) fees	[1]	0.60%	0.75%	0.25%
Other Expenses	[1][2]	0.04%	0.04%	0.04%
Total fund operating expenses	[1]	0.91%	1.06%	0.56%
[1]	The table reflects the combined fees of the feeder fund and the master fund.
[2]	"Other Expenses" reflect the administrative services fee for the master fund which was added effective January 1, 2012.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Growth-Income Trust Prospectus Series I, Series II and Series III Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	93	290	504	1,120
Series II	108	337	585	1,294
Series III	57	179	313	701

Portfolio Turnover
The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
The fund invests all of its assets in Class 1 shares of its master fund, the Growth-Income Fund(SM), a series of American Funds Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. Although the Growth-Income Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the U.S. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.
Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Income stock risk Income provided by the fund may be affected by changes in the dividend polices of the companies in which the fund invests and the capital resources available for such payments at such companies.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series II:

Best Quarter: 16.83% (Quarter ended 6/30/2003) Worst Quarter: -22.05% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns American Growth-Income Trust Prospectus Series I, Series II and Series III Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	(2.16%)	(1.62%)	2.79%	Jul 9, 2003
Series II	(2.31%)	(1.77%)	2.64%	May 5, 2003
Series III	(1.81%)	(1.16%)	3.03%	Jan 2, 2008
S&P 500 Index	2.11%	(0.25%)	2.92%	May 5, 2003

American High-Income Bond Trust | Prospectus Series I, Series II and Series III Shares
AMERICAN HIGH-INCOME BOND TRUST
Investment Objective
To seek to provide a high level of current income and,
secondarily, capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American High-Income Bond Trust Prospectus Series I, Series II and Series III Shares		Series I	Series II	Series III
Share Class		Series I	Series II	Series III
Management fee	[1]	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees	[1]	0.60%	0.75%	0.25%
Other Expenses	[1][2]	0.08%	0.08%	0.08%
Total fund operating expenses	[1]	1.14%	1.29%	0.79%
[1]	The table reflects the combined fees of the feeder fund and the master fund.
[2]	"Other Expenses" reflect the administrative services fee for the master fund which was added effective January 1, 2012.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American High-Income Bond Trust Prospectus Series I, Series II and Series III Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	116	362	628	1,386
Series II	131	409	708	1,556
Series III	81	252	439	978

Portfolio Turnover
The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the High-Income Bond Fund(SM), a series of American Funds Insurance Series. The High-Income Bond Fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by NRSROs designated by the master fund’s investment adviser or unrated but determined by the master fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.” The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The High-Income Bond Fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality debt securities.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series II:

Best Quarter: 15.92% (Quarter ended 6/30/2009) Worst Quarter: -16.26% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns American High-Income Bond Trust Prospectus Series I, Series II and Series III Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	1.48%	4.20%	6.96%	Nov 5, 2010
Series II	1.32%	4.10%	6.51%	May 1, 2007
Series III	1.84%	4.59%	7.16%	Jan 2, 2008
Bank of America Merrill Lynch US High Yield Master II Index	4.38%	7.34%	8.59%	May 1, 2007

American International Trust | Prospectus Series I, Series II and Series III Shares
AMERICAN INTERNATIONAL TRUST
Investment Objective
To seek to provide long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American International Trust Prospectus Series I, Series II and Series III Shares		Series I	Series II	Series III
Share Class		Series I	Series II	Series III
Management fee	[1]	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees	[1]	0.60%	0.75%	0.25%
Other Expenses	[1][2]	0.07%	0.07%	0.07%
Total fund operating expenses	[1]	1.16%	1.31%	0.81%
[1]	The table reflects the combined fees of the feeder fund and the master fund.
[2]	"Other Expenses" reflect the administrative services fee for the master fund which was added effective January 1, 2012.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American International Trust Prospectus Series I, Series II and Series III Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	118	368	638	1,409
Series II	133	415	718	1,579
Series III	83	259	450	1,002

Portfolio Turnover
The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The fund invests all of its assets in Class 1 shares of its master fund, the International Fund(SM), a series of American Funds Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States, including in emerging and developing countries, that the adviser believes have the potential for growth. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.
Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series II:

Best Quarter: 24.34% (Quarter ended 6/30/2009) Worst Quarter: -21.95% (Quarter ended 9/30/2011)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns American International Trust Prospectus Series I, Series II and Series III Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	(14.34%)	(2.09%)	5.75%	Jul 9, 2003
Series II	(14.38%)	(2.23%)	5.60%	May 5, 2003
Series III	(14.05%)	(1.78%)	5.91%	Jan 2, 2008
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	(11.73%)	(4.26%)	5.12%	May 5, 2003

American New World Trust | Prospectus Series I, Series II and Series III Shares
AMERICAN NEW WORLD TRUST
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American New World Trust Prospectus Series I, Series II and Series III Shares		Series I	Series II	Series III
Share Class		Series I	Series II	Series III
Management fee	[1]	0.73%	0.73%	0.73%
Distribution and service (12b-1) fees	[1]	0.60%	0.75%	0.25%
Other Expenses	[1][2]	0.12%	0.12%	0.12%
Total fund operating expenses	[1]	1.45%	1.60%	1.10%
[1]	The table reflects the combined fees of the feeder fund and the master fund.
[2]	"Other Expenses" reflect the administrative services fee for the master fund which was added effective January 1, 2012.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American New World Trust Prospectus Series I, Series II and Series III Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	148	459	792	1,735
Series II	163	505	871	1,900
Series III	112	350	606	1,340

Portfolio Turnover
The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the New World Fund ®, a series of American Funds Insurance Series. The New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets that the adviser believes have potential of providing capital appreciation. The fund may invest in companies without regard to market capitalization, including companies with small market capitalizations.

The New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s adviser), with exposure to these countries. Bonds rated Ba1 or below or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

The New World Fund may invest in equity securities of any company, regardless of where it is based, if the New World Fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the New World Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds (“junk bonds”) and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The New World Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the New World Fund will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The New World Fund’s investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon, Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland, Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab Emirates and Venezuela.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series II:

Best Quarter: 23.90% (Quarter ended 6/30/2009) Worst Quarter: -22.35% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns American New World Trust Prospectus Series I, Series II and Series III Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	(14.33%)	2.49%	11.08%	May 6, 2009
Series II	(14.41%)	2.37%	10.60%	May 1, 2007
Series III	(14.02%)	2.91%	11.30%	Jan 2, 2008
MSCI AC World Index (gross of foreign withholding taxes on dividends)	(6.86%)	(1.41%)	4.76%	May 1, 2007

Balanced Trust | Prospectus Series I, Series II and Series NAV Shares
BALANCED TRUST
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Balanced Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II		Series NAV
Share Class	Series I	Series II		Series NAV
Management fee	0.84%	0.84%	[1]	0.84%
Distribution and service (12b-1) fees	0.05%	0.25%	[1]	none
Other Expenses	0.15%	0.15%	[1]	0.15%
Total fund operating expenses	1.04%	1.24%	[1]	0.99%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Balanced Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	106	331	574	1,271
Series II	126	393	681	1,500
Series NAV	101	315	547	1,213

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests in both equity and fixed-income securities. The fund employs growth, value and core approaches to allocate its assets among stocks of small, medium and large-capitalization companies in both the U.S. and foreign countries. The fund may purchase a variety of fixed income securities, including investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term, as well as cash. Under normal market conditions, 55-75% of the fund will be invested in equity securities and 25-45% of the fund will be invested in fixed-income securities.

The precise mix of equity and fixed-income securities will depend on the subadviser’s outlook for the markets and generally reflect the subadviser’s long-term, strategic asset allocation analysis. The subadviser anticipates that adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets, and its assessment of the relative attractiveness of each asset class.

Equity Allocation

The fund will allocate its assets between U.S. and foreign equity securities of small, medium and large-capitalization companies by employing growth, value and core approaches to selecting securities.

The fund may invest in common stocks of large, blue-chip growth companies. These are firms that, in the view of the subadviser, are well established in their industries and have the potential for above-average earnings growth. The subadviser focuses on companies with leading market positions, seasoned management, and strong financial fundamentals.

The fund may also invest in common stocks of large, well-established companies paying above-average dividends by employing a value approach to investing. The subadviser’s in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

The fund may invest in common stocks of mid and small capitalization companies using both growth and value approaches to investing. Mid capitalization growth stock selection is based on a combination of bottom-up analysis (focusing on selecting stocks based on the individual attributes of a company) and top-down analysis (focusing on industry sectors that are likely to generate the best returns) in an effort to identify companies with superior long-term appreciation prospects. Mid capitalization value stock selection seeks to identify mid capitalization companies whose stock prices do not appear to reflect their underlying values

Stocks of small capitalization companies may include emerging growth companies that offer the possibility of accelerating earnings growth. Based on quantitative models and fundamental research, a portion of the fund’s small capitalization portfolio is constructed using “bottom up” analysis taking into consideration stock characteristics, such as projected earnings and sales growth rates, valuation, use of capital resources, and earnings quality (i.e., the ability of reported earnings to reflect the company’s true earnings, as well as the usefulness of reported earnings to predict future earnings).

The fund may invest in stocks outside of the U.S. and will diversify broadly among developed and emerging countries throughout the world. Up to 40% of the fund’s total allocation to equity securities may be invested in foreign equity securities (in either developed or emerging markets). The subadviser’s team of analysts seeks to identify companies capable of achieving and sustaining above-average, long-term earnings growth. Present or anticipated earnings, cash flow, or book value, and valuation factors often influence the allocations among large-, mid- or small-capitalization companies. Foreign stocks may also be selected using a value approach to investing or by identifying a favorable combination of company fundamentals and valuation, providing exposure to both growth and value approaches to investing.

While the subadviser invests with an awareness of the global economic backdrop and our outlook for industry sectors and individual countries, bottom-up analysis is the focus of our decision-making. Country and sector allocations are driven primarily by individual stock selection and secondarily by top-down analysis. The fund may limit investments in markets that appear to have poor overall prospects.

The fund may invest in other equity-related securities or instruments, including but not limited to preferred stocks, depositary receipts, convertible securities, rights, and warrants. These equity-related instruments may include equity securities of, or derivatives linked to, emerging market issuers or indexes. The fund may invest in IPOs.

The fund may sell equity securities for a variety of reasons, such as to effect a change in asset allocation, secure gains, limit losses, or redeploy assets into more promising opportunities.

Fixed-Income Allocation

The fund’s fixed-income securities may include short, intermediate and long-term investment-grade corporate, U.S. government and agency obligations, mortgage-related and asset-backed securities, non-investment grade bonds (junk bonds), bank loans (loan participations and assignments), collateralized mortgage obligations, and foreign debt securities. Within this broad structure, investment decisions reflect the subadviser’s outlook on interest rates and the economy, industry and issuer conditions, and the prices and yields of the various securities. The fund’s fixed-income securities may also include cash and cash equivalents, and derivatives related to interest rates, currencies and fixed-income securities. Within the fund’s total allocation to fixed-income securities, up to 30% may be invested in below-investment grade holdings, up to 30% may be invested in foreign currency-denominated foreign debt securities, and up to 30% may be invested in debt obligations of emerging market countries and securities of companies located in emerging markets.

When selecting fixed-income or fixed-income related securities or instruments, the subadviser relies primarily on sector analysis and credit research. Sector analysis involves dividing the whole market into sectors and then studying the performance of each sector individually so that sectors can be compared to each other or to the market as a whole. Credit research focuses on both quantitative and qualitative criteria established by the subadviser such as fundamentals of the issuer, the characteristics of the securities, state of the industry, and prospects for the issuer and industry to evaluate the credit risks associated with fixed-income securities.

The fund may sell fixed-income holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into higher yielding securities or different sectors.

The fund may use derivative instruments as a means of gaining market exposure to either equity or fixed-income. Derivatives may be used to obtain long or short exposure to a particular security, asset class, region, industry, currency, interest rates, commodity (with the prior approval of the Adviser’s Complex Securities Committee), or index, or to other securities, groups of securities, or events. The fund may invest in over-the-counter and exchange-traded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions (rights to enter into swaps), structured notes, and market access products. For purposes of the fund’s investment policies, derivative instruments will be classified as equity- or fixed-income related instruments based upon the characteristics of the derivative instrument and the underlying asset on which the derivative is based.

The fund may invest in a particular equity or fixed-income asset class by purchasing shares of exchange traded funds (ETFs) or other mutual funds that concentrate their investments in that asset class, provided the investment is consistent with the fund’s investment program and policies. Such an investment could allowthe fund to obtain the benefits of a more diversified portfolio than might otherwise be available by direct investments in the asset class. Any such investments will subject the fund to the risks of the particular asset class.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund), as well as U.S.-dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

In pursuing its investment objective, the fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund’s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks —Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in foreign currency forward contracts and futures contracts.

On December 16, 2011, the Board of Trustees of John Hancock Variable Insurance Trust (the “Trust”) approved an Agreement and Plan of Reorganization providing for the merger of the Balanced Trust into the Lifestyle Growth Trust. Shareholders of the Balanced Trust approved the merger on April 17, 2012. Subject to regulatory and shareholder approval, the merger is scheduled to occur immediately after the close of business on Friday, April 27, 2012.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 52% of the Russell 3000 Index, 35% of the Barclays Capital U.S. Aggregate Bond Index and 13% of the MSCI EAFE Index.

Calendar year total returns for Series I:

Best Quarter: 9.43% (Quarter ended 9/30/2010) Worst Quarter: -10.20% (Quarter ended 9/30/2011)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Balanced Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Since Inception	Date of Inception
Series I	1.01%	12.86%	Apr 30, 2009
Series NAV	1.13%	12.95%	Apr 30, 2009
Russell 3000 Index	1.03%	17.42%	Apr 30, 2009
Barclays Capital U.S. Aggregate Bond Index	7.84%	7.45%	Apr 30, 2009
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	(11.73%)	10.31%	Apr 30, 2009
Combined Index	1.95%	13.48%	Apr 30, 2009

Blue Chip Growth Trust | Prospectus Series I, Series II and Series NAV Shares
BLUE CHIP GROWTH TRUST
Investment Objective
To provide long-term growth of capital.
Current income is a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Blue Chip Growth Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.78%	0.78%	0.78%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.03%	0.03%	0.03%
Total fund operating expenses	0.86%	1.06%	0.81%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Blue Chip Growth Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	88	274	477	1,061
Series II	108	337	585	1,294
Series NAV	83	259	450	1,002

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser’s view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, the subadviser generally considers the following characteristics:

Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company’s long-term growth prospects. The subadviser’s analysts will evaluate the depth and breadth of a company’s management experience.

Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

This investment approach reflects the subadviser’s belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadviser targets will have good prospects for dividend growth.

While most of the assets of the fund are invested in U.S. common stocks, the fund may also purchase or invest in other types of securities, including (i) U.S. and foreign currency-denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

The fund may invest in debt securities of any type, including municipal securities, without restrictions on quality or rating. Such securities would be issued by companies which meet the investment criteria for the fund but may include non-investment-grade debt securities (“junk bonds”). The fund will not purchase a non-investment-grade debt security if, immediately after such purchase, the fund would have more than 5% of its total assets invested in such securities.

The fund’s debt securities may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed-income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the subadviser believes will provide an opportunity for substantial appreciation. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development. The fund may invest significantly in the information technology sector.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter: 17.43% (Quarter ended 6/30/2009) Worst Quarter: -24.87% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Blue Chip Growth Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	1.44%	1.75%	3.02%	Dec 11, 1992
Series II	1.24%	1.55%	2.83%	Jan 28, 2002
Series NAV	1.45%	1.80%	3.05%	Feb 28, 2005
S&P 500 Index	2.11%	(0.25%)	2.92%	Dec 11, 1992

Bond Trust | Prospectus Series I, Series II and Series NAV Shares
BOND TRUST
Investment Objective
To seek income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Bond Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.57%	0.57%	0.57%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.04%	0.04%	0.04%
Total fund operating expenses	0.66%	0.86%	0.61%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Bond Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	67	211	368	822
Series II	88	274	477	1,061
Series NAV	62	195	340	762

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 108% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. The fund seeks to invest its assets in debt securities and instruments with an average duration of between 4 to 6 years, however, there is no limit on the fund’s average maturity.

Eligible investments include, but are not limited to:

  U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation,
  Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”)
  U.S. and foreign corporate bonds, and
  Foreign government and agency securities.

The subadviser uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio which may affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks— Hedging, derivatives and other strategic transactions risk” including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and forwards.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series NAV:

Best Quarter: 2.97% (Quarter ended 6/30/2010) Worst Quarter: -1.32% (Quarter ended 12/31/2010)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Bond Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Since Inception	Date of Inception
Series I	5.92%	6.54%	Oct 31, 2011
Series II	5.90%	6.53%	Oct 31, 2011
Series NAV	5.58%	6.40%	Jul 29, 2009
Barclays Capital U.S. Aggregate Bond Index	7.84%	7.28%	Jul 29, 2009

Bond PS Series | Prospectus Series I, Series II and Series NAV Shares
BOND PS SERIES
Investment Objective
To seek income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Bond PS Series Prospectus Series I, Series II and Series NAV Shares		Series I		Series II	Series NAV
Share Class		Series I		Series II	Series NAV
Management fee	[2]	0.57%	[1]	0.57%	0.57%
Distribution and service (12b-1) fees		0.05%	[1]	0.25%	none
Other Expenses		0.26%	[1]	0.26%	0.26%
Total fund operating expenses		0.88%	[1]	1.08%	0.83%
Contractual expense reimbursement	[3]	(0.11%)	[1]	(0.11%)	(0.11%)
Net fund operating expenses		0.77%	[1]	0.97%	0.72%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
[2]	The management fee has been restated to reflect contractual changes to the Advisory Agreement.
[3]	The Adviser has contractually limited other fund level expenses to 0.15%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Bond PS Series Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	79	258	466	1,063
Series II	99	321	574	1,297
Series NAV	74	242	438	1,004

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the period April 28, 2011 to December 31, 2011, the fund’s portfolio turnover rate was 114% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. There is no limit on the fund’s average maturity.

Eligible investments include, but are not limited to:

• U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation,

• Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”),

• U.S. and foreign corporate bonds, and

• Foreign government and agency securities.

The subadviser uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio which may affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks— Hedging, derivatives and other strategic transactions risk” including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and forwards.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Advance trade estimate risk. Bond PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of contract value under specific guaranteed benefits under variable annuity contracts the (Contracts). John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, “John Hancock Issuers”) have provided the Bond PS Series’ subadviser with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadviser may, but is not required to, use the tool to adjust the Bond PS Series’ portfolio with the goal of trading in securities as close to the market close as possible in order to limit the Bond PS Series’ exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a falling market, if the analytical tool suggests that the Bond PS Series will receive inflows that day (the “Trade Date”), the subadviser could buy securities close to the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a rising market, if the analytical tool suggests that the Bond PS Series will experience outflows on Trade Date, the subadviser could sell securities close to the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadviser relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Bond PS shares, there can be no assurance that the prices paid by the Bond PS Series will be better than if the Bond PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Bond PS Series will buy or sell securities the following business day to adjust for this difference. For example, if cash flows into the Bond PS Series are less than estimated, the Bond PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Bond PS Series are less than estimated, the Bond PS Series may be required to repurchase positions it had sold.

In addition, purchasing securities early could cause the Bond PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Bond PS Series’ assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Bond PS Series expenses and adversely affect the performance of the Bond PS Series.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Frequent trading risk The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the “JHVIT Lifestyle PS Series”), when redeeming shares of underlying funds, anticipate redeeming assets first from the Bond PS Series and the Strategic Allocation Trust rather than from other underlying funds. These redemptions from the Bond PS Series may be frequent and may increase portfolio transaction costs, disrupt fund management (affecting the subadviser’s ability to effectively manage the fund in accordance with its investment objective and policies) and dilute the interest in the fund held for long-term investment.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Inverse interest-only securities Inverse interest-only securities that are mortgage-backed securities are subject to the same risks as other mortgage-backed securities. In addition, the coupon on an inverse interest-only security can be extremely sensitive to changes in prevailing interest rates.

Stripped mortgage securities Stripped mortgage securities are subject to the same risks as other mortgage-backed securities, i.e., different combinations of prepayment, extension, interest rate and/or other market risks.

PS Series Asset Transfer risk The JHVIT Lifestyle PS Series which operates as funds of funds and invest in other, underlying funds, and the Bond PS Series are offered only in connection with the Contracts issued by the John Hancock Issuers. The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyle PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors, including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset reallocations may result in large-scale asset flows into and out of the Bond PS Series, which may negatively affect the fund’s performance by increasing the fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the Bond PS Series if it experiences outflows and needs to sell securities at a time when interest rates are rising and the prices of fixed income securities are declining. Outflows may also increase the fund’s expense ratio.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.
Capital Appreciation Trust | Prospectus Series I, Series II and Series NAV Shares
CAPITAL APPRECIATION TRUST
Investment Objective
To seek long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Capital Appreciation Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.04%	0.04%	0.04%
Total fund operating expenses	0.79%	0.99%	0.74%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Capital Appreciation Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	81	252	439	978
Series II	101	315	547	1,213
Series NAV	76	237	411	918

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

The subadviser follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadviser looks for companies that experience some or all of the following: (i) above-average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow, and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

Securities in which the fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the fund is not likely to receive significant dividend income on its securities. Seeking to invest in companies with above-market- average growth, the fund may invest significantly in sectors associated with such growth, including information technology.

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the fund invests include: (i) American Depositary Receipts (ADRs); (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (REITs); and (v) initial public offerings (IPOs) and similar securities. (Convertible securities are securities —like bonds, corporate notes and preferred stocks—that the fund can convert into the company’s common stock, cash value of common stock, or some other equity security.)

In addition to the principal strategies discussed above, the fund may also use the following investment strategies to attempt to increase the fund’s return or protect its assets if market conditions warrant:

  The fund may make short sales of a security including short sales “against the box.”
  The fund may invest up to 20% of the fund’s total assets in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities.)
  The fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.
  The fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass-through securities and stripped mortgage-backed securities.
  The fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The fund may invest in obligations that are not rated, but that the subadviser believes are of comparable quality to these obligations.
  The fund may invest in repurchase agreements.

The subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 15.19% (Quarter ended 6/30/2009) Worst Quarter: -20.87% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Capital Appreciation Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	0.08%	2.21%	2.48%	Nov 1, 2000
Series II	(0.17%)	1.99%	2.29%	Jan 28, 2002
Series NAV	0.12%	2.25%	2.52%	Feb 28, 2005
Russell 1000 Growth Index	2.64%	2.50%	2.60%	Nov 1, 2000

Capital Appreciation Value Trust | Prospectus Series I, Series II and Series NAV Shares
CAPITAL APPRECIATION VALUE TRUST
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Capital Appreciation Value Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee		0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.05%	0.05%	0.05%
Acquired Fund fees and expenses	[1]	0.03%	0.03%	0.03%
Total fund operating expenses		0.98%	1.18%	0.93%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Capital Appreciation Value Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	100	312	542	1,201
Series II	120	375	649	1,432
Series NAV	95	296	515	1,143

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 83% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth. Common stocks typically constitute at least 50% of the fund’s total assets. The remaining assets are generally invested in other securities, including convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), foreign securities, futures and options. The fund may invest up to 20% of its total assets in foreign securities.

The fund’s common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when purchased by the fund are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the subadviser expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the fund invests. Since the subadviser attempts to prevent losses as well as achieve gains, the subadviser typically uses a value approach in selecting investments. The subadviser’s in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but are believed to have good prospects for capital appreciation. The subadviser may establish relatively large positions in companies it finds particularly attractive.

In addition, the subadviser searches for the best risk/reward values among all types of securities. The portion of the fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the fund’s cash reserve may reflect the subadviser’s ability to find companies that meet valuation criteria rather than its market outlook.

Bonds, bank loans and convertible securities may be purchased to gain additional exposure to a company or for their income or other features; maturity and quality are not necessarily major considerations in determining whether to purchase a particular security. The fund’s investments in non-investment grade debt securities and loans are limited to 15% of total assets. The fund may also purchase other securities, including bank debt, loan participations and assignments and futures and options. The fund’s investments in options, if any, will be primarily in an effort to protect against downside risk or to generate additional income.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 17.59% (Quarter ended 6/30/2009) Worst Quarter: -11.31% (Quarter ended 9/30/2011)
Average Annual Total Returns for period ended 12/31/2011
Prior to December 16, 2011, the fund compared its performance to the Russell 1000 Growth Index. After this date, the fund replaced the Russell 1000 Growth Index with the S&P 500 Index, which better reflects its investment strategy.
Average Annual Total Returns Capital Appreciation Value Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Since Inception	Date of Inception
Series I	3.13%	2.91%	Apr 28, 2008
Series II	2.88%	2.68%	Apr 28, 2008
Series NAV	3.09%	2.92%	Apr 28, 2008
S&P 500 Index	2.11%	(0.62%)	Apr 28, 2008
Russell 1000 Growth Index	2.64%	1.60%	Apr 28, 2008

Core Allocation Trust | Prospectus Series I, Series II and Series NAV Shares
CORE ALLOCATION TRUST
Investment Objective
To seek long term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Core Allocation Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee		0.05%	0.05%	0.05%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.16%	0.16%	0.16%
Acquired Fund fees and expenses	[1]	0.79%	0.79%	0.79%
Total fund operating expenses		1.05%	1.25%	1.00%
Contractual expense reimbursement	[2]	(0.09%)	(0.09%)	(0.09%)
Net fund operating expenses		0.96%	1.16%	0.91%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has contractually limited other fund level expenses to 0.07%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Core Allocation Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	98	325	571	1,274
Series II	118	388	678	1,503
Series NAV	93	309	544	1,216

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. The fund may invest a substantial portion of its assets in the Core Allocation Plus Trust, a fund of JHVIT, but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase shares of any Underlying Fund except other JHVIT funds of funds and the following JHVIT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds” below. The fund may also engage in short selling.

The investment performance of the fund will reflect both its adviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities: 50% to 75%

fixed-income securities: 25% to 50%

foreign securities: 0% to 100%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks— Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

On December 16, 2011, the Board of Trustees of John Hancock Variable Insurance Trust (the “Trust”) approved an Agreement and Plan of Reorganization providing for the merger of the Core Allocation Trust into the Lifestyle Growth Trust. Shareholders of the Core Allocation Trust approved the merger on April 17, 2012. Subject to regulatory and shareholder approval, the merger is scheduled to occur immediately after the close of business on Friday, April 27, 2012.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the MSCI World Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter: 9.48% (Quarter ended 9/30/2010) Worst Quarter: -11.08% (Quarter ended 9/30/2011)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Core Allocation Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Since Inception	Date of Inception
Series I	(1.49%)	11.48%	May 1, 2009
Series II	(1.69%)	11.24%	May 1, 2009
Series NAV	(1.44%)	11.49%	Apr 30, 2010
MSCI World Index (gross of foreign withholding taxes on dividends)	(5.02%)	14.06%	May 1, 2009
Barclays Capital U.S. Aggregate Bond Index	7.84%	7.39%	May 1, 2009
Combined Index	(0.99%)	12.42%	May 1, 2009

Core Allocation Plus Trust | Prospectus Series I, Series II and Series NAV Shares
CORE ALLOCATION PLUS TRUST
Investment Objective
To seek total return, consisting of long-term capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Core Allocation Plus Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.91%	0.91%	0.91%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.08%	0.08%	0.08%
Total fund operating expenses	1.04%	1.24%	0.99%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Core Allocation Plus Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	106	331	574	1,271
Series II	126	393	681	1,500
Series NAV	101	315	547	1,213

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 154% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests in equity and fixed-income securities of issuers located within and outside the U.S. The fund will allocate its assets between fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadviser’s targeted asset mix, which may change over time.

Under normal circumstances, the targeted asset mix may range between 75%-50% equity instruments and 50%-25% fixed-income instruments and will generally reflect the subadviser’s long-term, strategic asset allocation analysis. The subadviser anticipates that adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets and, to a lesser extent, its opinion of the relative attractiveness of each asset class.

When selecting particular equity or equity-related securities or instruments, the subadviser relies primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value.

When selecting fixed-income or fixed-income-related securities or instruments, the subadviser relies primarily on sector analysis and credit research. Sector analysis focuses on the differences in yields among security types, issuers and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser.

The fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments, including, but not limited to, common stock, preferred stock, depositary receipts (including American Depositary Receipts and Global Depositary Receipts), index-related securities (including exchange-traded funds (ETFs)), real estate investment structures (including real estate investment trusts (REITs)), convertible securities, preferred stock, convertible preferred stock, rights, warrants, derivatives linked to equity securities or indexes and other similar equity equivalents. These equity and equity-related instruments may include equity securities of, or derivatives linked to emerging-market issuers or indexes.

The fund may also invest in fixed-income securities, fixed-income-related instruments and cash and cash-equivalents, including, but not limited to, government, agency, supranational, mortgage-backed, corporate, asset-backed, cash equivalents and other fixed-income securities, as well as derivatives such as interest-rate futures and interest-rate swaps, currency forwards and fixed-income securities and instruments. These debt obligations may include non-investment-grade and emerging-market debt issues.

Derivatives may be used to obtain long or short exposure to a particular security, asset class, region, industry, currency, commodity (with the prior approval of the adviser’s Complex Securities Committee) or index, or to other securities, groups of securities or events. Derivatives may be used to transfer value added in one strategy to a market exposure other than the benchmark of that strategy. The fund may invest in over-the-counter and exchange-traded derivatives, including, but not limited to, futures, forward contracts, interest rate and credit default swaps, options, options on futures, swaptions, structured notes and market access products such as warrants and zero strike options. For purposes of the fund’s investment policies, derivative instruments will be classified as equity- or fixed-income-related instruments based upon the characteristics of the derivative instrument and the underlying asset to which the derivative is linked.

The fund may invest in initial public offerings (IPOs). The fund’s investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the MSCI World Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter: 14.50% (Quarter ended 6/30/2009) Worst Quarter: -15.88% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Core Allocation Plus Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Since Inception	Date of Inception
Series I	(2.31%)	(1.91%)	Jan 2, 2008
Series II	(2.52%)	(2.09%)	Jan 2, 2008
Series NAV	(2.26%)	(1.86%)	Jan 2, 2008
MSCI World Index (gross of foreign withholding taxes on dividends)	(5.02%)	(4.47%)	Jan 2, 2008
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.38%	Jan 2, 2008
Combined Index	(0.99%)	(0.81%)	Jan 2, 2008

Core Balanced Trust | Prospectus Series I, Series II and Series NAV Shares
CORE BALANCED TRUST
Investment Objective
To seek long term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Core Balanced Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee		0.05%	0.05%	0.05%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.10%	0.10%	0.10%
Acquired Fund fees and expenses	[1]	0.76%	0.76%	0.76%
Total fund operating expenses		0.96%	1.16%	0.91%
Contractual expense reimbursement	[2]	(0.03%)	(0.03%)	(0.03%)
Net fund operating expenses		0.93%	1.13%	0.88%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has contractually limited other fund level expenses to 0.07%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Core Balanced Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	95	303	528	1,175
Series II	115	366	635	1,406
Series NAV	90	287	501	1,117

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. The fund may invest a substantial portion of its assets in the Balanced Trust, a fund of JHVIT, but is authorized to invest without limitation in other Underlying Funds and in other types of investments.

The fund may purchase shares of any Underlying Fund except other JHVIT funds of funds and the following JHVIT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (“ETFs”) and make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds” below. The fund may also engage in short selling.

The investment performance of the fund will reflect both its adviser's allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds' subadvisers.

The fund's allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities: 55% to 75%

fixed-income securities: 25% to 45%

foreign securities: 0% to 100%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds' Principal Risks— Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

On December 16, 2011, the Board of Trustees of John Hancock Variable Insurance Trust (the “Trust”) approved an Agreement and Plan of Reorganization providing for the merger of the Core Balanced Trust into the Lifestyle Growth Trust. Shareholders of the Core Balanced Trust approved the merger on April 17, 2012 . Subject to regulatory and shareholder approval, the merger is scheduled to occur immediately after the close of business on Friday, April 27, 2012.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 52% of the Russell 3000 Index, 35% of the Barclays Capital U.S. Aggregate Bond Index and 13% MSCI EAFE Index.

Calendar year total returns for Series I:

Best Quarter: 9.28% (Quarter ended 9/30/2010) Worst Quarter: -10.03% (Quarter ended 9/30/2011)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Core Balanced Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Since Inception	Date of Inception
Series I	1.16%	12.75%	May 1, 2009
Series II	0.89%	12.53%	May 1, 2009
Series NAV	1.21%	12.79%	Apr 30, 2010
Russell 3000 Index	1.03%	17.48%	May 1, 2009
Barclays Capital U.S. Aggregate Bond Index	7.84%	7.39%	May 1, 2009
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	(11.73%)	10.32%	May 1, 2009
Combined Index	1.95%	13.39%	May 1, 2009

Core Balanced Strategy Trust | Prospectus Series I, Series II and Series NAV Shares
CORE BALANCED STRATEGY TRUST
Investment Objective
Seeks long term growth of capital. Current income is also a consideration.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Core Balanced Strategy Trust Prospectus Series I, Series II and Series NAV Shares		Series I		Series II		Series NAV
Share Class		Series I		Series II		Series NAV
Management fee		0.05%	[1]	0.05%	[1]	0.05%
Distribution and service (12b-1) fees		0.05%	[1]	0.25%	[1]	none
Other Expenses		1.52%	[1]	1.52%	[1]	1.52%
Acquired Fund fees and expenses	[2]	0.49%	[1]	0.49%	[1]	0.49%
Total fund operating expenses		2.11%	[1]	2.31%	[1]	2.06%
Contractual expense reimbursement	[3]	(1.48%)	[1]	(1.48%)	[1]	(1.48%)
Net fund operating expenses		0.63%	[1]	0.83%	[1]	0.58%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[3]	The Adviser has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Core Balanced Strategy Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	64	518	997	2,324
Series II	85	579	1,100	2,531
Series NAV	59	502	972	2,271

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies

The fund invests principally in other funds (“Underlying Funds”) but may also invest in other types of investments as noted below. Under normal market conditions, the fund invests approximately 50% of its net assets in Underlying Funds that invest primarily in equity securities and approximately 50% of its net assets in Underlying Funds that invest primarily in fixed-income securities, although variations in these target percentages are permitted as noted below.

Underlying Funds eligible for purchase by the fund include the following index funds: 500 Index Trust, the Mid Cap Index Trust, the Small Cap Index Trust, the International Equity Index Trust A and the Total Bond Market Trust A. The fund may, however, invest in other JHVIT funds and other investment companies, including exchange traded funds (“ETFs”).

The equity Underlying Funds in which the fund may invest as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fixed-income Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade debt securities and below investment grade debt securities (“junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Fund holds various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Variations in the target percentage allocations between the two types of Underlying Funds (fixed-income and equity) are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 50% of assets in fixed-income securities and 50% of assets in equity securities, the fund may have a fixed-income/equity allocation of 60%/40% or 40%/ 60%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadviser may determine that the normal percentage limitations should be exceeded to protect the fund.

Within the prescribed percentage allocations, the subadviser selects the percentage level to be maintained in specific Underlying Funds. The subadviser may from time to time change the allocation in specific Underlying Funds or rebalanced the Underlying Funds. To maintain target allocation in the Underlying Funds, daily cash flows for the fund will be directed to its Underlying Funds that most deviate from target.

The investment performance of the fund will reflect both its subadviser's allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds' subadvisers. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

The fund may also invest in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments of the Funds of Funds.” The fund may also engage in short selling.

The fund purchases only NAV shares of the Underlying Funds that are JHVIT funds. (NAV shares are not subject to any Rule 12b-1 fees).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds' Principal Risks— Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

On December 16, 2011, the Board of Trustees of John Hancock Variable Insurance Trust (the “Trust”) approved an Agreement and Plan of Reorganization providing for the merger of the Core Balanced Strategy Trust into the Core Strategy Trust. Shareholders of the Core Strategy Trust approved the merger on April 17, 2012. Subject to regulatory and shareholder approval, the merger is scheduled to occur immediately after the close of business on Friday, April 27, 2012.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 50% S&P 500 Index and 50% Barclays Capital U. S. Aggregate Bond Index.

Calendar year total returns for Series NAV:

Best Quarter: 7.59% (Quarter ended 9/30/2010) Worst Quarter: -6.60% (Quarter ended 9/30/2011)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Core Balanced Strategy Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Since Inception	Date of Inception
Series NAV	2.28%	9.73%	Jul 24, 2009
S&P 500 Index	2.11%	13.24%	Jul 24, 2009
Barclays Capital U.S. Aggregate Bond Index	7.84%	7.34%	Jul 24, 2009
Russell 3000 Index	1.03%	13.65%	Jul 24, 2009
Combined Index	(5.28%)	10.66%	Jul 24, 2009

Core Bond Trust | Prospectus Series I, Series II and Series NAV Shares
CORE BOND TRUST
Investment Objective
To seek total return consisting of income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Core Bond Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.59%	0.59%	0.59%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.03%	0.03%	0.03%
Total fund operating expenses	0.67%	0.87%	0.62%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Core Bond Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	68	214	373	835
Series II	89	278	482	1,073
Series NAV	63	199	346	774

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 436% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment-grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

The fund invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The fund may also invest in unrated bonds that the subadviser believes are comparable to investment-grade debt securities. The fund may invest to a significant extent in mortgage-backed securities, including collateralized mortgage obligations.

Under normal market conditions, the subadviser expects to maintain an effective duration within 10% (in either direction) of the duration of the Barclays Capital U.S. Aggregate Bond Index (the duration of this index as of October 31, 2011 was 4.43 years).

The fund may invest:

  Up to 25% of total assets in asset-backed securities, other than mortgage-backed securities;
  Up to 20% of total assets in dollar-denominated obligations of foreign issuers; and
  Up to 10% of total assets in stripped mortgage-backed securities.

As part of a mortgage-backed securities investment strategy, the fund may enter into dollar rolls. The fund may also enter into reverse repurchase agreements to enhance return.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 4.52% (Quarter ended 9/30/2009) Worst Quarter: -1.24% (Quarter ended 12/31/2010)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Core Bond Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Since Inception	Date of Inception
Series I	8.32%	6.97%	5.93%	Apr 29, 2005
Series II	8.04%	6.73%	5.70%	Apr 29, 2005
Series NAV	8.32%	7.01%	5.95%	Apr 29, 2005
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.74%	Apr 29, 2005

Core Disciplined Diversification Trust | Prospectus Series I, Series II and Series NAV Shares
CORE DISCIPLINED DIVERSIFICATION TRUST
Investment Objective
To seek long term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Core Disciplined Diversification Trust Prospectus Series I, Series II and Series NAV Shares		Series I		Series II	Series NAV
Share Class		Series I		Series II	Series NAV
Management fee		0.05%	[1]	0.05%	0.05%
Distribution and service (12b-1) fees		0.05%	[1]	0.25%	none
Other Expenses		0.11%	[1]	0.11%	0.11%
Acquired Fund fees and expenses	[2]	0.71%	[1]	0.71%	0.71%
Total fund operating expenses		0.92%	[1]	1.12%	0.87%
Contractual expense reimbursement	[3]	(0.04%)	[1]	(0.04%)	(0.04%)
Net fund operating expenses		0.88%	[1]	1.08%	0.83%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[3]	The Adviser has contractually limited other fund level expenses to 0.07%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Core Disciplined Diversification Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	90	289	505	1,128
Series II	110	352	613	1,360
Series NAV	85	274	478	1,069

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. The fund may invest a substantial portion of its assets in the Disciplined Diversification Trust, a fund of JHVIT, but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase shares of any Underlying Fund except other JHVIT funds of funds and the following JHVIT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds” below. The fund may also engage in short selling.

The investment performance of the fund will reflect both its adviser's allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds' subadvisers.

The fund anticipates that the fund's allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities: 60% to 80%

fixed-income securities: 20% to 40%

foreign securities: 0% to 100%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds' Principal Risks— Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

On December 16, 2011, the Board of Trustees of John Hancock Variable Insurance Trust (the “Trust”) approved an Agreement and Plan of Reorganization providing for the merger of the Core Disciplined Diversification Trust into the Lifestyle Growth Trust. Shareholders of the Core Disciplined Diversification Trust approved the merger on April 17, 2012. Subject to regulatory and shareholder approval, the merger is scheduled to occur immediately after the close of business on Friday, April 27, 2012.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the MSCI World Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series II:

Best Quarter: 10.53% (Quarter ended 9/30/2010) Worst Quarter: -11.76% (Quarter ended 9/30/2011)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Core Disciplined Diversification Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Since Inception	Date of Inception
Series II	(1.97%)	12.66%	May 1, 2009
Series NAV	(1.78%)	12.84%	Apr 30, 2010
MSCI World Index (gross of foreign withholding taxes on dividends)	(5.02%)	14.06%	May 1, 2009
Barclays Capital U.S. Aggregate Bond Index	7.84%	7.39%	May 1, 2009
Combined Index	(0.99%)	12.42%	May 1, 2009

Core Fundamental Holdings Trust | Prospectus Series I, Series II, Series III and Series NAV Shares
CORE FUNDAMENTAL HOLDINGS TRUST
Investment Objective
To seek long term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Core Fundamental Holdings Trust Prospectus Series I, Series II, Series III and Series NAV Shares		Series I	Series II	Series III	Series NAV
Share Class		Series I	Series II	Series III	Series NAV
Management fee		0.05%	0.05%	0.05%	0.05%	[1]
Distribution and service (12b-1) fees		0.35%	0.55%	0.15%	none	[1]
Other Expenses		0.04%	0.04%	0.04%	0.04%	[1]
Acquired Fund fees and expenses	[2]	0.41%	0.41%	0.41%	0.41%	[1]
Total fund operating expenses		0.85%	1.05%	0.65%	0.50%	[1]
Contractual expense reimbursement	[3]	0.01%	0.01%	0.01%	0.01%	[1]
Net fund operating expenses		0.86%	1.06%	0.66%	0.51%	[1]
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[3]	The Adviser has contractually limited other fund level expenses to 0.05%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Core Fundamental Holdings Trust Prospectus Series I, Series II, Series III and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	88	272	472	1,050
Series II	108	335	580	1,283
Series III	67	209	363	811
Series NAV	52	161	281	629

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The fund may invest a substantial portion of its assets in Underlying Funds that are series of the American Funds Insurance Series but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase shares of any Underlying Fund except other JHVIT funds of funds and the following JHVIT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds” below. The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities: 50% to 75%

fixed-income securities: 25% to 50%

foreign securities: 0% to 40%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks— Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series II:

Best Quarter: 8.35% (Quarter ended 9/30/2010) Worst Quarter: -8.22% (Quarter ended 9/30/2011)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Core Fundamental Holdings Trust Prospectus Series I, Series II, Series III and Series NAV Shares	One Year	Since Inception	Date of Inception
Series I	0.78%	10.87%	Apr 30, 2010
Series II	0.52%	10.71%	May 1, 2009
Series III	0.99%	11.16%	May 1, 2009
S&P 500 Index	2.11%	17.08%	May 1, 2009
Barclays Capital U.S. Aggregate Bond Index	7.84%	7.39%	May 1, 2009
Combined Index	4.69%	13.50%	May 1, 2009

Core Global Diversification Trust | Prospectus Series I, Series II, Series III and Series NAV Shares
CORE GLOBAL DIVERSIFICATION TRUST
Investment Objective
To seek long term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Core Global Diversification Trust Prospectus Series I, Series II, Series III and Series NAV Shares		Series I	Series II	Series III	Series NAV
Share Class		Series I	Series II	Series III	Series NAV
Management fee		0.05%	0.05%	0.05%	0.05%	[1]
Distribution and service (12b-1) fees		0.35%	0.55%	0.15%	none	[1]
Other Expenses		0.04%	0.04%	0.04%	0.04%	[1]
Acquired Fund fees and expenses	[2]	0.47%	0.47%	0.47%	0.47%	[1]
Total fund operating expenses		0.91%	1.11%	0.71%	0.56%	[1]
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Core Global Diversification Trust Prospectus Series I, Series II, Series III and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	93	290	504	1,120
Series II	113	353	612	1,352
Series III	73	227	395	883
Series NAV	57	179	313	701

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. Under normal market conditions, the fund will invest a significant portion of its assets, directly or indirectly through Underlying Funds, in securities that are located outside the U.S.

The fund may invest a substantial portion of its assets in Underlying Funds that are series of the American Funds Insurance Series but is authorized to invest without limitation in other Underlying Funds and in other types of investments.

The fund may purchase shares of any Underlying Fund except other JHVIT funds of funds and the following JHVIT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHVIT funds, the fund only purchases NAV Class shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (“commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds” below. The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities: 50% to 75%

fixed-income securities: 25% to 50%

foreign securities: 40% or more

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks— Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 65% of the MSCI World Index and 35% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series II:

Best Quarter: 10.66% (Quarter ended 9/30/2010) Worst Quarter: -11.28% (Quarter ended 9/30/2011)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Core Global Diversification Trust Prospectus Series I, Series II, Series III and Series NAV Shares	One Year	Since Inception	Date of Inception
Series I	(3.56%)	9.97%	Apr 30, 2010
Series II	(3.75%)	9.83%	May 1, 2009
Series III	(3.36%)	10.26%	May 1, 2009
MSCI World Index (gross of foreign withholding taxes on dividends)	(5.02%)	14.06%	May 1, 2009
Barclays Capital U.S. Aggregate Bond Index	7.84%	7.39%	May 1, 2009
Combined Index	(0.35%)	12.11%	May 1, 2009

Core Strategy Trust | Prospectus Series I, Series II and Series NAV Shares
CORE STRATEGY TRUST
Investment Objective
Seeks long term growth of capital. Current income is also a consideration.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Core Strategy Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee		0.05%	0.05%	0.05%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.02%	0.02%	0.02%
Acquired Fund fees and expenses	[1]	0.49%	0.49%	0.49%
Total fund operating expenses		0.61%	0.81%	0.56%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Core Strategy Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	62	195	340	762
Series II	83	259	450	1,002
Series NAV	57	179	313	701

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests in other funds of JHVIT and other investment companies (including exchange traded funds) (“Underlying Funds”) as well as other types of investments, see “Other Permitted Investments by the Funds of Funds.” The fund invests approximately 70% of its total assets in equity securities and Underlying Funds which invest primarily in equity securities (“Equity Investments”) and approximately 30% of its total assets in fixed income securities and Underlying Funds which invest primarily in fixed income securities (“Fixed Income Investments”).

The fund may also invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Variations in the target percentage allocations between Equity Investments and Fixed Income Investments are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 70% of assets in Equity Investments and 30% of assets in Fixed Income Investments, the fund may have an equity/fixed income allocation of 80%/20% or 60%/40%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadviser may determine that the normal percentage limitations should be exceeded to protect the fund or to achieve the fund’s objective.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to the Underlying Fund that most deviates from target. Quarterly, the subadviser may also rebalance the fund’s Underlying Funds to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the fund’s assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other type of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds’ subadvisers. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange- traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index is comprised of 70% S&P 500 Index and 30% Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series II:

Best Quarter: 13.17% (Quarter ended 6/30/2009) Worst Quarter: -14.86% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Core Strategy Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Since Inception	Date of Inception
Series I	0.21%	1.46%	2.81%	Apr 28, 2008
Series II	0.01%	1.35%	2.71%	Feb 10, 2006
Series NAV	0.18%	1.50%	2.84%	Apr 28, 2008
S&P 500 Index	2.11%	(0.25%)	2.01%	Feb 10, 2006
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.30%	Feb 10, 2006
Combined Index	4.08%	2.12%	3.62%	Feb 10, 2006

Currency Strategies Trust | Prospectus Series I, Series II and Series NAV Shares
CURRENCY STRATEGIES TRUST
Investment Objective
The fund seeks to achieve total return from investments in currency markets.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Currency Strategies Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee	[1]	0.93%	0.93%	0.93%
Distribution and service (12b-1) fees	[1]	0.05%	0.25%	none
Other Expenses	[1]	0.06%	0.06%	0.06%
Total fund operating expenses	[1]	1.04%	1.24%	0.99%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Currency Strategies Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	106	331
Series II	126	393
Series NAV	101	315

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Principal Investment Strategies

Under normal market conditions, at least 80% of the value of the fund’s net assets, including borrowings for investment purposes, if any, will be exposed to currency through currency forwards and other currency transactions, such as spot currency transactions and currency options. The fund’s assets that are not used to purchase currency forwards and other currency instruments will be invested in investment grade debt securities. The fund seeks to achieve positive absolute returns through the income produced by the debt securities and any net gains resulting from fluctuations in the values of currencies relative to the U.S. dollar. (Net losses on currency transactions will reduce positive absolute returns.)

Investment grade debt securities are securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s Corporation (“S&P”), Fitch Investors Service, Inc. (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”), or are unrated securities determined by the subadviser to be of comparable quality to investment grade securities. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by S&P and Fitch or as Aaa, Aa, A or Baa by Moody’s. Investment grade debt securities include U.S. government securities, including U.S. Treasuries and cash equivalents.

In pursuing its investment goal, the fund may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. The fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets.

The fund may be exposed to currencies of both developed and emerging market countries that, in the subadviser’s opinion, have liquid currency markets. The fund employs an active currency strategy that seeks to deliver returns (or alpha) that is not correlated to the movements of the securities markets. The subadviser’s investment process is systematic and based on fundamental analysis. The subadviser seeks to exploit factors that drive the relative value of currency markets and to take advantage of the effects of changes in short-term and long-term interest rates, capital flows, trade flows and supply/demand pressures.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use various hedging and other strategic transactions described under “Additional Information about the Funds’ Principal Risks – Hedging, derivatives and other strategic transactions risk.” The risks of currency derivative transactions is further described under “Additional Information about the Fund’s Principal Risks – Currency Risk.”

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Past Performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Disciplined Diversification Trust | Prospectus Series I, Series II and Series NAV Shares
DISCIPLINED DIVERSIFICATION TRUST
Investment Objective
To seek total return consisting of capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Disciplined Diversification Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.73%	0.73%	0.73%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.13%	0.13%	0.13%
Total fund operating expenses	0.91%	1.11%	0.86%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Disciplined Diversification Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	93	290	504	1,120
Series II	113	353	612	1,352
Series NAV	88	274	477	1,061

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests primarily in equity securities and fixed-income securities of domestic and international issuers, including equities of issuers in emerging markets, in accordance with the following range of allocations:

	Target Allocation	Range of Allocation
Equity Securities	70%	65%-75%
Fixed-Income Securities	30%	25%-35%

The fund may invest outside these ranges and may invest defensively during unusual or unsettled market conditions.

Equity securities will include securities of small, medium, and large size companies. The fund will target weights efficiently to achieve a higher exposure to small and value companies relative to the market. Increased exposure to small and value companies may be achieved by decreasing the allocation of the fund’s assets to large growth companies relative to their weight in the universe in which the fund normally invests.

For its fixed income investments, the fund is eligible to invest in a variety of fixed income securities which may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies. They include, but are not limited to:

  Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.
  U.S. government agency obligations issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support.
  Nonconvertible corporate debt securities (e.g., bonds and debentures), which are issued by companies whose commercial paper is rated Prime1 by Moody’s or A1 or better by S&P or F1 or better by Fitch and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s or AA by Fitch. If there is neither a commercial paper rating nor a rating of the debt security, then the subadviser must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA by S&P or Fitch or Aa2 by Moody’s.
  Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1 billion.
  Commercial paper rated, at the time of purchase, A1 or better by S&P or Prime1 by Moody’s or F1 or better by Fitch, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P or AAA by Fitch.
  Repurchase Agreements: instruments through which the fund purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate.
  Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.
  Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.
  Debt securities of foreign issuers rated AA or better by S&P or Aa2 or better by Moody’s or AA or better by Fitch.
  Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the U.S.

The fund may invest in registered or unregistered money market funds affiliated or unaffiliated with the fund’s subadviser. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund is not required to invest in all eligible categories of securities described above and may invest in any combination of such categories of securities. Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund may use derivatives such as futures contracts and options on futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. securities or indices. The fund may also enter into forward currency contracts to hedge foreign currency exposure as well as to facilitate the settlement of equity or fixed-income purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency to another currency.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index is comprised of 70% MSCI World Index and 30% Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter: 16.97% (Quarter ended 6/30/2009) Worst Quarter: -11.95% (Quarter ended 9/30/2011)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Disciplined Diversification Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Since Inception	Date of Inception
Series I	(2.09%)	0.51%	Apr 28, 2008
Series II	(2.29%)	0.31%	Apr 28, 2008
Series NAV	(2.04%)	0.56%	Apr 28, 2008
MSCI World Index (gross of foreign withholding taxes on dividends)	(5.02%)	(3.85%)	Apr 28, 2008
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.62%	Apr 28, 2008
Combined Index	(0.99%)	(0.28%)	Apr 28, 2008

Emerging Markets Value Trust | Prospectus Series I, Series II and Series NAV Shares
EMERGING MARKETS VALUE TRUST
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Emerging Markets Value Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II		Series NAV
Share Class	Series I	Series II		Series NAV
Management fee	0.95%	0.95%	[1]	0.95%
Distribution and service (12b-1) fees	0.05%	0.25%	[1]	none
Other Expenses	0.13%	0.13%	[1]	0.13%
Total fund operating expenses	1.13%	1.33%	[1]	1.08%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Emerging Markets Value Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	115	359	622	1,375
Series II	135	421	729	1,601
Series NAV	110	343	595	1,317

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the subadviser.

The fund seeks long-term capital growth through investment primarily in emerging market equity securities. The fund seeks to achieve its investment objective by investing in companies associated with emerging markets, which may include frontier markets (emerging market countries at an earlier stage of development), authorized for investment by the subadviser (“Approved Markets”) from time to time. The fund invests its assets primarily in Approved Markets equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. (Approved Market Securities are defined below.) These exchanges may be either within or outside the issuer’s domicile country. The securities may be listed or traded in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) or other similar securities, including dual listed securities.

The fund seeks to purchase emerging market equity securities that are deemed by the subadviser to be value stocks at the time of purchase. The subadviser believes securities are considered value stocks primarily because they have a high book value in relation to their market value. In assessing value, the subadviser may consider additional factors, such as price-to-cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the subadviser uses for assessing value are subject to change from time to time.

The fund will also seek to purchase emerging market equity securities across all market capitalizations, and specifically those which are deemed by the subadviser to be value stocks at the time of purchase, as described in the paragraph above. The fund may not invest in certain eligible companies or Approved Markets described above because of constraints imposed within Approved Markets, restrictions on purchases by foreigners and the fund’s policy to invest no more than 25% of its total assets in any one industry at the time of purchase. The fund may have significant investments in the financial services sector.

The fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it tends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets it may be necessary or advisable for the fund to establish a wholly owned subsidiary or trust for the purpose of investing in the local markets.

In determining what countries are eligible markets for the fund, the subadviser may consider various factors, including without limitation, the data, analysis and classification of countries published or disseminated by the World Bank, the International Finance Corporation, FTSE International, MSCI, Citigroup and the Heritage Foundation. Approved emerging markets may not include all emerging markets classified by such entities. In determining whether to approve markets for investment, the subadviser takes into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the fund and other affiliated funds.

The fund may use derivatives such as futures contracts and options on futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency to another currency.

The fund’s policy of seeking broad market diversification means the subadviser will not utilize “fundamental” securities research techniques in identifying securities selections. Changes in the composition and relative ranking (in terms of book-to-market ratio) of the stocks which are eligible for purchase by the fund take place with every trade when the securities markets are open for trading due primarily to price fluctuations of such securities. On a periodic basis, the subadviser will identify value stocks that are eligible for investment and re-evaluate eligible value stocks no less than semiannually.

The fund does not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be held by the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

Approved Markets

As of the date of this prospectus, the fund is authorized to invest in the countries listed below. The subadviser will determine in its discretion when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in the fund and characteristics of each country’s markets. The subadviser also may authorize other countries for investment in the future, in addition to the countries listed below. Also, the fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past. Emerging markets approved for investment may include countries in an earlier stage of development that are sometimes referred to as frontier markets.

  Brazil
  Chile
  China
  Columbia
  Czech Republic
  Hungary
  India
  Indonesia
  Malaysia
  Mexico
  Philippines
  Poland
  Peru
  Russia
  South Africa
  South Korea
  Taiwan
  Thailand
  Turkey

Approved Market Securities

“Approved Market Securities” are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Market equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Market securities; or (h) securities included in the fund’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The subadviser, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the subadviser may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Market Securities.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 49.54% (Quarter ended 6/30/2009) Worst Quarter: -27.57% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Emerging Markets Value Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Since Inception	Date of Inception
Series I	(27.06%)	0.86%	May 1, 2007
Series NAV	(27.02%)	0.91%	May 1, 2007
MSCI Emerging Index (gross of foreign withholding taxes on dividends)	(18.17%)	1.40%	May 1, 2007

Equity-Income Trust | Prospectus Series I, Series II and Series NAV Shares
EQUITY-INCOME TRUST
Investment Objective
To provide substantial dividend income and also long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Equity-Income Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.78%	0.78%	0.78%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.03%	0.03%	0.03%
Total fund operating expenses	0.86%	1.06%	0.81%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Equity-Income Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	88	274	477	1,061
Series II	108	337	585	1,294
Series NAV	83	259	450	1,002

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends. The fund employs a “value” approach and invests in stocks and other securities that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

Under normal market conditions, substantial dividend income means that the yield on the fund’s portfolio securities generally exceeds the yield on the fund’s benchmark. The subadviser believes that income can contribute significantly to total return over time and expects the fund’s yield to exceed that of the S&P 500 Index. Stocks paying a high level of dividend income tend to be less volatile than those with below-average dividends and may help offset losses in falling markets.

The fund will generally consider companies in the aggregate with one or more of the following characteristics:

  established operating histories;
  above-average dividend yield relative to the S&P 500 Index;
  low price/earnings ratios relative to the S&P 500 Index;
  sound balance sheets and other positive financial characteristics; and
  low stock price relative to a company’s underlying value, as measured by assets, cash flow or business franchises.

The fund may also purchase other types of securities in keeping with its objective, including:

  U.S. dollar-and foreign currency-denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);
  preferred stocks;
  convertible stocks, bonds, and warrants;
  futures and options; and
  bank debt, loan participations and assignments.

The fund may invest in fixed-income securities without restrictions on quality or rating, including up to 10% in noninvestment grade fixed-income securities (“junk bonds”). The fund’s fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed income securities will not effect the fund as much as they would a fund that invests more of its assets in fixed income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates.

In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the subadviser believes will provide an opportunity for substantial appreciation. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 19.64% (Quarter ended 6/30/2009) Worst Quarter: -22.37% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Equity-Income Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	(0.81%)	(1.02%)	3.92%	Feb 19, 1993
Series II	(1.01%)	(1.22%)	3.73%	Jan 28, 2002
Series NAV	(0.76%)	(0.97%)	3.96%	Feb 28, 2005
Russell 1000 Value Index	0.39%	(2.64%)	3.89%	Feb 19, 1993

Financial Services Trust | Prospectus Series I, Series II and Series NAV Shares
FINANCIAL SERVICES TRUST
Investment Objective
To seek growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Financial Services Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee	[1]	0.78%	0.78%	0.78%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.08%	0.08%	0.08%
Total fund operating expenses		0.91%	1.11%	0.86%
[1]	The management fee has been restated to reflect contractual changes to the Advisory Agreement.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Financial Services Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	93	290	504	1,120
Series II	113	353	612	1,352
Series NAV	88	274	477	1,061

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that, at the time of investment, are principally engaged in financial services, and the fund invests primarily in common stocks of financial services companies.

A company is “principally engaged” in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services. Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The fund may also invest in other equity securities and in foreign and fixed-income securities.

The subadviser uses the Davis Investment Discipline in managing the fund’s portfolio. The subadviser conducts extensive research to try to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

  Proven track record
  Significant alignment of interest in business
  Strong balance sheet
  Low cost structure
  High returns on capital
  Non-obsolescent products/services
  Dominant or growing market share
  Global presence and brand names
  Intelligent application of capital

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a company if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

The fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

The fund concentrates (that is, invests at least 25% or more) its investments in securities of companies engaged in the financial services industries, a comparatively narrow segment of the economy, and may therefore experience greater volatility than funds investing in a broader range of industries. Moreover, a fund which concentrates its investments in a particular sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 27.71% (Quarter ended 6/30/2009) Worst Quarter: -27.18% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Financial Services Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	(9.51%)	(5.82%)	1.94%	Apr 30, 2001
Series II	(9.66%)	(6.01%)	1.75%	Jan 28, 2002
Series NAV	(9.39%)	(5.77%)	1.98%	Apr 29, 2005
S&P 500 Index	2.11%	(0.25%)	2.92%	Apr 30, 2001
Lipper Financial Services Index	(14.20%)	(12.36%)	(1.73%)	Apr 30, 2001

Franklin Templeton Founding Allocation Trust | Prospectus Series I, Series II and Series NAV Shares
FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST
Investment Objective
To seek long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Templeton Founding Allocation Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee		0.04%	0.04%	0.04%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.03%	0.03%	0.03%
Acquired Fund fees and expenses	[1]	0.93%	0.93%	0.93%
Total fund operating expenses		1.05%	1.25%	1.00%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Templeton Founding Allocation Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	107	334	579	1,283
Series II	127	397	686	1,511
Series NAV	102	318	552	1,225

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies

The fund invests in other funds and in other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The fund currently invests primarily in three JHVIT Underlying Funds: Global Trust, Income Trust and Mutual Shares Trust. However, it is also authorized to invest without limitation in other Underlying Funds including exchange traded funds and in other types of investments.

The fund may purchase any funds except other JHVIT funds of funds and the JHVIT American Feeder Funds. When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The fund may invest in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships, described under “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to its Underlying Funds that most deviate from its target allocation. Quarterly, the subadviser may also rebalance the fund’s Underlying Funds to maintain target allocations.

The fund may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the fund. Such adjustments may be made, for example, to increase or decrease the fund’s holdings of particular asset classes, to adjust portfolio quality or the duration of fixed income securities or to increase or reduce the percent of the fund’s assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of the fund will reflect both its adviser’s allocation decisions with respect to its investments and the investment decisions made by the adviser or subadviser to an investment company or similar entity in which the fund invests.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks— Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the S&P 500 Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series II:

Best Quarter: 17.54% (Quarter ended 6/30/2009) Worst Quarter: -18.01% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Franklin Templeton Founding Allocation Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Since Inception	Date of Inception
Series I	(1.41%)	(2.32%)	Jan 28, 2008
Series II	(1.71%)	(2.48%)	May 1, 2007
Series NAV	(1.46%)	(2.30%)	Apr 28, 2008
S&P 500 Index	2.11%	(1.32%)	May 1, 2007
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.51%	May 1, 2007
Combined Index	4.08%	1.38%	May 1, 2007

Fundamental All Cap Core Trust | Prospectus Series I, Series II and Series NAV Shares
FUNDAMENTAL ALL CAP CORE TRUST (FORMERLY OPTIMIZED ALL CAP TRUST)
Investment Objective
To seek long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fundamental All Cap Core Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.68%	0.68%	0.68%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.03%	0.03%	0.03%
Total fund operating expenses	0.76%	0.96%	0.71%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Fundamental All Cap Core Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	78	243	422	942
Series II	98	306	531	1,178
Series NAV	73	227	395	883

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 146% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Market capitalizations of these companies will span the capitalization spectrum. Equity securities include common, convertible, and preferred securities and their equivalents.

In managing the fund, the subadviser looks for companies that are highly differentiated with key growth drivers, sustainable cash flow production, and high returns on capital. The subadviser seeks to identify companies with sustainable competitive advantages and high barriers to entry, strong management and a focus on creating value for fund shareholders. Both growth and value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value.

The subadviser employs a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors’ embedded expectations. The subadviser seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by long term fundamental analysis.

The subadviser constantly reviews portfolio investments and may sell a holding when it has achieved its valuation target, if it believes there is structural or permanent deterioration in the underlying fundamentals of the business, or if it identifies what it believes is a more attractive investment opportunity.

The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments. For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps. The fund may also invest in U.S. government securities and other short-term securities such as money market instruments and repurchase agreements.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 18.02% (Quarter ended 9/30/2009) Worst Quarter: -24.37% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Fundamental All Cap Core Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Since Inception	Date of Inception
Series I	(2.16%)	(2.40%)	5.46%	May 5, 2003
Series II	(2.44%)	(2.60%)	5.25%	May 5, 2003
Series NAV	(2.17%)	(2.35%)	5.53%	Apr 29, 2005
Russell 3000 Index	1.03%	(0.01%)	6.28%	May 5, 2003

Fundamental Holdings Trust | Prospectus Series I, Series II and Series III Shares
FUNDAMENTAL HOLDINGS TRUST (FORMERLY AMERICAN FUNDAMENTAL HOLDINGS TRUST)
Investment Objective
To seek long term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fundamental Holdings Trust Prospectus Series I, Series II and Series III Shares		Series I	Series II	Series III
Share Class		Series I	Series II	Series III
Management fee		0.04%	0.04%	0.04%
Distribution and service (12b-1) fees		0.60%	0.75%	0.25%
Other Expenses		0.02%	0.02%	0.02%
Acquired Fund fees and expenses	[1]	0.37%	0.37%	0.37%
Total fund operating expenses		1.03%	1.18%	0.68%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Fundamental Holdings Trust Prospectus Series I, Series II and Series III Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	105	328	569	1,259
Series II	120	375	649	1,432
Series III	69	218	379	847

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. Underlying Funds may include other JHVIT funds and funds of the American Funds Insurance Series. However, the fund is authorized to invest without limitation in other Underlying Funds and in other types of investments.

When purchasing shares of the American Funds Insurance Series, the fund purchases only Class 1 shares (which are not subject to Rule 12b-1 fees). When purchasing shares of other JHVIT Funds, the fund purchases only NAV shares (which are not subject to Rule 12b-1 fees).

The fund may not invest in other JHVIT funds of funds or the following JHVIT feeder funds: American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust.

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government issued, domestic and foreign securities.

The fund may invest in exchange traded funds (“ETFs”). The fund also may make direct investments in other types of investments such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund also may engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 65% of the S&P 500 Index and 35% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter: 13.51% (Quarter ended 6/30/2009) Worst Quarter: -16.17% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Fundamental Holdings Trust Prospectus Series I, Series II and Series III Shares	One Year	Since Inception	Date of Inception
Series I	(1.05%)	(1.78%)	Oct 31, 2007
Series II	(1.20%)	(1.91%)	Oct 31, 2007
Series III	(0.70%)	(1.43%)	Oct 31, 2007
S&P 500 Index	2.11%	(2.46%)	Oct 31, 2007
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.54%	Oct 31, 2007
Combined Index	4.39%	1.08%	Oct 31, 2007

Fundamental Large Cap Value Trust | Prospectus Series I, Series II and Series NAV Shares
FUNDAMENTAL LARGE CAP VALUE TRUST (FORMERLY OPTIMIZED VALUE TRUST)
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fundamental Large Cap Value Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.69%	0.69%	0.69%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.04%	0.04%	0.04%
Total fund operating expenses	0.78%	0.98%	0.73%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Fundamental Large Cap Value Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	80	249	433	966
Series II	100	312	542	1,201
Series NAV	75	233	406	906

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 108% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of large-capitalization companies. The fund considers large-capitalization companies to be those that at the time of purchase have a market capitalization equal to or greater than that of the top 80% of the companies that comprise the Russell 1000 Index. As of February 29, 2012, the lowest market capitalization in this group was $162 million. Equity securities include common, convertible, and preferred securities and their equivalents.

In managing the fund, the subadviser looks for companies that are highly differentiated with key growth drivers, sustainable cash flow production, and high returns on capital. The subadviser seeks to identify companies with sustainable competitive advantages and high barriers to entry, strong management and a focus on creating value for fund shareholders. Value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value.

The subadviser employs a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors’ embedded expectations. The subadviser seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by long term fundamental analysis.

The subadviser constantly reviews portfolio investments and may sell a holding when it has achieved its valuation target, if it believes there is structural or permanent deterioration in the underlying fundamentals of the business, or if it identifies what it believes is a more attractive investment opportunity.

The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments. For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps. The fund may also invest in U.S. government securities and other short-term securities such as money market instruments and repurchase agreements.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 18.95% (Quarter ended 6/30/2009) Worst Quarter: -24.04% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Fundamental Large Cap Value Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Since Inception	Date of Inception
Series I	1.75%	(4.31%)	2.90%	May 3, 2004
Series II	1.63%	(4.50%)	2.70%	May 3, 2004
Series NAV	1.90%	(4.26%)	2.96%	Feb 28, 2005
Russell 1000 Value Index	0.39%	(2.64%)	3.64%	May 3, 2004

Fundamental Value Trust | Prospectus Series I, Series II and Series NAV Shares
FUNDAMENTAL VALUE TRUST
Investment Objective
To seek growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fundamental Value Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee	[1]	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.04%	0.04%	0.04%
Total fund operating expenses		0.84%	1.04%	0.79%
[1]	The management fee has been restated to reflect contractual changes to the Advisory Agreement.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Fundamental Value Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	86	268	466	1,037
Series II	106	331	574	1,271
Series NAV	81	252	439	978

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The fund may also invest in companies with smaller capitalizations.

The subadviser uses the Davis Investment Discipline in managing the fund’s portfolio. The Davis Investment Discipline involves conducting extensive research to try to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

  Proven track record
  Significant alignment of interest in business
  Strong balance sheet
  Low cost structure
  High returns on capital
  Non-obsolescent products/services
  Dominant or growing market share
  Global presence and brand names
  Intelligent application of capital

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a security if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the stock is no longer attractive.

The fund may invest up to 20% of total assets in foreign securities and up to 20% of total assets in fixed-income securities.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 20.60% (Quarter ended 6/30/2009) Worst Quarter: -24.81% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Fundamental Value Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	(3.78%)	(1.97%)	3.22%	Apr 30, 2001
Series II	(3.99%)	(2.15%)	3.02%	Jan 28, 2002
Series NAV	(3.74%)	(1.91%)	3.26%	Feb 28, 2005
S&P 500 Index	2.11%	(0.25%)	2.92%	Apr 30, 2001

Global Trust | Prospectus Series I, Series II and Series NAV Shares
GLOBAL TRUST
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Global Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee		0.81%	0.81%	0.81%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.10%	0.10%	0.10%
Total fund operating expenses		0.96%	1.16%	0.91%
Contractual expense reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)
Net fund operating expenses		0.95%	1.15%	0.90%
[1]	The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Global Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	97	305	530	1,177
Series II	117	367	637	1,408
Series NAV	92	289	503	1,119

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

Depending upon current market conditions, the fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The fund also invests in depositary receipts. Equity securities may include common stocks, preferred stocks and convertible securities. The fund may lend certain of its portfolio securities to qualified banks and broker dealers.

When choosing equity investments for the fund, the subadviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

The fund may use various derivative strategies to help to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the fund’s total assets may be invested in, or exposed to, options and swaps agreements (as measured at the time of investment).

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Equity-linked notes are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note’s issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 19.16% (Quarter ended 9/30/2009) Worst Quarter: -20.19% (Quarter ended 9/30/2011)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Global Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	(6.00%)	(4.00%)	2.54%	Mar 18, 1988
Series II	(6.22%)	(4.20%)	2.36%	Jan 28, 2002
Series NAV	(5.95%)	(3.95%)	2.57%	Apr 29, 2005
MSCI World Index (gross of foreign withholding taxes on dividends)	(5.02%)	(1.82%)	4.15%	Mar 18, 1988

Global Bond Trust | Prospectus Series I, Series II and Series NAV Shares
GLOBAL BOND TRUST
Investment Objective
To seek maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses
This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Global Bond Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.07%	0.07%	0.07%
Total fund operating expenses	0.82%	1.02%	0.77%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Global Bond Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	84	262	455	1,014
Series II	104	325	563	1,248
Series NAV	79	246	428	954

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 103% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed-income instruments may be denominated in foreign currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

  securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
  corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
  mortgage-backed and other asset-backed securities;
  inflation-indexed bonds issued by both governments and corporations;
  structured notes, including hybrid or “indexed” securities and event-linked bonds;
  loan participations and assignments;
  delayed funding loans and revolving credit facilities;
  bank certificates of deposit, fixed time deposits and bankers’ acceptances;
  debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
  repurchase agreements and reverse repurchase agreements;
  obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
  obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the subadviser’s current opinion as to the proper allocation of assets among domestic and foreign issuers, investments instruments that are economically tied to foreign (non-U.S.) countries will normally be at 25% of the fund’s net assets. The fund may invest up to 20% of its net assets in securities and instruments that are economically tied to emerging market countries. The fund may invest up to 10% of its total assets in fixed-income securities that are rated below investment grade but rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of this fund normally varies within two years (plus or minus) of the duration of the benchmark index, as calculated by PIMCO.

The fund may invest up to 10% of its net assets in preferred stocks. The fund may have significant investments in fixed-income instruments issued by companies in the financial services sector.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales “against the box.”

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fund may:

  purchase and sell options on domestic and foreign securities, securities indexes and currencies, purchase and sell futures and options on futures,
  purchase and sell currency or securities on a forward basis, and enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Inverse floating rate securities Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 11.03% (Quarter ended 9/30/2009) Worst Quarter: -9.49% (Quarter ended 9/30/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Global Bond Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	9.08%	7.77%	8.13%	Mar 19, 1988
Series II	8.85%	7.55%	7.94%	Jan 28, 2002
Series NAV	9.08%	7.80%	8.17%	Feb 28, 2005
JP Morgan Global (Unhedged) Government Bond Index	7.22%	7.61%	7.96%	Mar 19, 1988

Global Diversification Trust | Prospectus Series I, Series II and Series III Shares
GLOBAL DIVERSIFICATION TRUST (FORMERLY AMERICAN GLOBAL DIVERSIFICATION TRUST)
Investment Objective
To seek long term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Global Diversification Trust Prospectus Series I, Series II and Series III Shares		Series I	Series II	Series III
Share Class		Series I	Series II	Series III
Management fee		0.04%	0.04%	0.04%
Distribution and service (12b-1) fees		0.60%	0.75%	0.25%
Other Expenses		0.03%	0.03%	0.03%
Acquired Fund fees and expenses	[1]	0.55%	0.55%	0.55%
Total fund operating expenses		1.22%	1.37%	0.87%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Global Diversification Trust Prospectus Series I, Series II and Series III Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	124	387	670	1,477
Series II	139	434	750	1,646
Series III	89	278	482	1,073

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. Underlying Funds may include other JHVIT funds and funds of American Fund Insurance Series. However, the fund is authorized to invest without limitation in other Underlying Funds and in other types of investments. The fund intends to invest, under normal circumstances, a portion of its assets in funds that invest primarily in foreign securities or in foreign securities directly.

When purchasing shares of the American Funds Insurance Series, the fund purchases only Class 1 shares (which are not subject to Rule 12b-1 fees). When purchasing shares of other JHVIT Funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The fund may not invest in other JHVIT funds of funds or the following JHVIT feeder funds: American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust.

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and foreign securities.

The fund may invest in exchange traded funds (“ETFs”). The fund also may make direct investments in other types of investments such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund also may engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 65% of the MSCI World Index and 35% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter: 18.04% (Quarter ended 6/30/2009) Worst Quarter: -17.95% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Global Diversification Trust Prospectus Series I, Series II and Series III Shares	One Year	Since Inception	Date of Inception
Series I	(6.49%)	(2.31%)	Oct 31, 2007
Series II	(6.54%)	(2.44%)	Oct 31, 2007
Series III	(6.05%)	(1.95%)	Oct 31, 2007
MSCI World Index (gross of foreign withholding taxes on dividends)	(5.02%)	(5.27%)	Oct 31, 2007
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.54%	Oct 31, 2007
Combined Index	(0.34%)	(0.74%)	Oct 31, 2007

Growth Equity Trust | Prospectus Series I, Series II and Series NAV Shares
GROWTH EQUITY TRUST
Investment Objective
To seek to maximize long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Growth Equity Trust Prospectus Series I, Series II and Series NAV Shares	Series I		Series II		Series NAV
Share Class	Series I		Series II		Series NAV
Management fee	0.75%	[1]	0.75%	[1]	0.75%
Distribution and service (12b-1) fees	0.05%	[1]	0.25%	[1]	none
Other Expenses	0.04%	[1]	0.04%	[1]	0.04%
Total fund operating expenses	0.84%	[1]	1.04%	[1]	0.79%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Growth Equity Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	86	268	466	1,037
Series II	106	331	574	1,271
Series NAV	81	252	439	978

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 90% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization growth companies traded in the U.S. These include some of the fastest-growing companies in the U.S. The term “growth company” denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadviser’s stock selection focuses on companies that are likely to demonstrate superior earnings, revenue or cash flow growth relative to their Industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadviser considers large-capitalization companies to be those with market capitalizations of at least $3 billion at the time of investment. The fund may invest in common stock of companies of all sizes, including small-capitalization companies. Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadviser compares the fund’s economic sector weightings to a Large Cap Growth Equity index, such as the Russell 1000 Growth Index. To help control risk, extreme overweighting and underweighting of the fund as compared to the major sectors of such a benchmark are avoided. The subadviser favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized. The subadviser also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company’s business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the U.S. Currently, the subadviser intends to invest only in U.S. dollar-denominated securities of foreign issuers or ADRs.

The subadviser considers the sale of specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Under normal market conditions, the fund will stay fully invested in cash and stocks. The fund may, however, temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the fund’s not achieving its investment objective.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjustedto reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series NAV:

Best Quarter: 16.01% (Quarter ended 9/30/2010) Worst Quarter: -14.80% (Quarter ended 9/30/2011)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Growth Equity Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Since Inception	Date of Inception
Series NAV	(3.86%)	(3.12%)	Apr 28, 2008
Russell 1000 Growth Index	2.64%	1.61%	Apr 28, 2008

Health Sciences Trust | Prospectus Series I, Series II and Series NAV Shares
HEALTH SCIENCES TRUST
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Health Sciences Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	1.05%	1.05%	1.05%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.08%	0.08%	0.08%
Total fund operating expenses	1.18%	1.38%	1.13%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Health Sciences Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	120	375	649	1,432
Series II	140	437	755	1,657
Series NAV	115	359	622	1,375

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed “health sciences”).

While the fund may invest in companies of any size, the majority of its assets are expected to be invested in large- and mid-capitalization companies.

The subadviser’s portfolio managers divide the health sciences sector into four main areas: pharmaceuticals, health care services companies, medical products and devices providers, and biotechnology firms. Their allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the fund may purchase other securities, including foreign securities, futures, and options in keeping with its objective. In addition, the fund writes call and put options primarily as a means of generating additional income. The fund may also use options to seek protection against a decline in the value of its securities or an increase in prices of securities that may be purchased. Normally, the fund will own the securities on which it writes these options. The premium income received by writing covered calls can help reduce but not eliminate portfolio volatility.

The fund concentrates its investments (invests more than 25% of its total assets) in securities of companies in the health sciences sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries.

In managing the fund, the subadviser uses a fundamental, bottom-up analysis that seeks to identify high quality companies and the most compelling investment opportunities. In general, the fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a “value” approach, which gives preference to seemingly undervalued companies, may also be emphasized.

The fund may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

In pursuing its investment objective, the fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund’s management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a new product introduction or a favorable competitive development.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including entering into option transactions.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors. Health sciences companies may be subject to additional risks, such as increased competition within the sector, changes in legislation or government regulations affecting the sector and product liabilities.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 18.13% (Quarter ended 6/30/2003) Worst Quarter: -19.64% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Health Sciences Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	10.57%	6.82%	6.85%	Apr 30, 2001
Series II	10.39%	6.61%	6.66%	Jan 28, 2002
Series NAV	10.66%	6.89%	6.89%	Apr 29, 2005
S&P 500 Index	2.11%	(0.25%)	2.92%	Apr 30, 2001
Lipper Health/Biotechnology Index	9.30%	4.97%	4.83%	Apr 30, 2001

Heritage Trust | Prospectus Series I, Series II and Series NAV Shares
HERITAGE TRUST
Investment Objective
To seek long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Heritage Trust Prospectus Series I, Series II and Series NAV Shares	Series I		Series II		Series NAV
Share Class	Series I		Series II		Series NAV
Management fee	0.85%	[1]	0.85%	[1]	0.85%
Distribution and service (12b-1) fees	0.05%	[1]	0.25%	[1]	none
Other Expenses	0.07%	[1]	0.07%	[1]	0.07%
Total fund operating expenses	0.97%	[1]	1.17%	[1]	0.92%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Heritage Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	99	309	536	1,190
Series II	119	372	644	1,420
Series NAV	94	293	509	1,131

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 99% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests in common stocks of companies that are medium-sized and smaller at the time of purchase, but the fund may purchase other types of securities as well.

In managing the fund, the subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy. When determining the size of a company, the subadviser will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information obtained about the company.

In implementing this strategy, the subadviser uses a bottom-up approach to stock selection. This means that the subadviser makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. The subadviser manages the fund based on the belief that, over the long-term, stock price movements follow growth in earnings and revenue. The subadviser’s principal analytical technique involves the identification of companies with earnings and revenues that are not only growing but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the fund also considers companies demonstrating price strength relative to their peers. These techniques help the subadviser buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet its criteria.

Although the subadviser intends to invest the fund’s assets primarily in U.S. stocks, the fund may invest in securities of foreign companies, including companies located in emerging markets. The fund may also invest in IPOs.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

When the subadviser believes it is prudent, the fund may invest a portion of its assets in debt securities, preferred stock, and equity-equivalent securities, such as convertible securities. The fund generally limits its purchase of debt securities to investment grade obligations.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjustedto reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series NAV:

Best Quarter: 18.40% (Quarter ended 9/30/2010) Worst Quarter: -25.98% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Heritage Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Since Inception	Date of Inception
Series NAV	(6.54%)	0.50%	2.56%	Oct 24, 2005
Russell Mid Cap Growth Index	(1.65%)	2.44%	4.75%	Oct 24, 2005

High Yield Trust | Prospectus Series I, Series II and Series NAV Shares
HIGH YIELD TRUST
Investment Objective
To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses High Yield Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.67%	0.67%	0.67%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.05%	0.05%	0.05%
Total fund operating expenses	0.77%	0.97%	0.72%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example High Yield Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	79	246	428	954
Series II	99	309	536	1,190
Series NAV	74	230	401	894

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities. The fund’s investments may include corporate bonds, preferred stocks, U.S. government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality):

Corporate Bonds, Preferred Stocks and Convertible Securities

Moody’s . . . . . . . . . . . . . . . . . . . . . Ba through C

Standard & Poor’s. . . . . . . . . . . . . . BB through D

Non-investment-grade securities are commonly referred to as “junk bonds.” The fund may also invest in investment-grade securities.

As part of its investment strategy, the fund will generally invest without restrictions within these ratings category ranges, or in unrated securities considered to be of equivalent quality by the subadviser.

The fund may invest in foreign bonds and other fixed-income securities denominated in foreign currencies, where, in the opinion of the subadviser, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the fund may invest include emerging market securities. The fund may invest up to 100% of its assets in foreign securities.

The fund may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps and forwards. In particular, the fund may use interest rate swaps, credit default swaps (on individual securities and/or baskets of securities), futures contracts and/or mortgage-backed securities to a significant extent, although the amounts invested in these instruments may change from time to time.

The fund may invest in fixed- and floating-rate loans, generally in the form of loan participations and assignments of such loans.

The fund normally maintains an average portfolio duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 24.28% (Quarter ended 6/30/2009) Worst Quarter: -20.68% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns High Yield Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	0.90%	4.91%	6.47%	Jan 2, 1997
Series II	0.67%	4.68%	6.27%	Jan 28, 2002
Series NAV	1.13%	4.96%	6.52%	Feb 28, 2005
Citigroup High Yield Index	5.52%	7.15%	8.68%	Jan 2, 1997

Income Trust | Prospectus Series I, Series II and Series NAV Shares
INCOME TRUST
Investment Objective
To seek to maximize income while maintaining prospects for capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Income Trust Prospectus Series I, Series II and Series NAV Shares	Series I		Series II		Series NAV
Share Class	Series I		Series II		Series NAV
Management fee	0.80%	[1]	0.80%	[1]	0.80%
Distribution and service (12b-1) fees	0.05%	[1]	0.25%	[1]	none
Other Expenses	0.05%	[1]	0.05%	[1]	0.05%
Total fund operating expenses	0.90%	[1]	1.10%	[1]	0.85%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Income Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	92	287	498	1,108
Series II	112	350	606	1,340
Series NAV	87	271	471	1,049

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities. The fund may shift its investments from one asset class to another based on the subadviser’s analysis of the best opportunities for the fund’s portfolio in a given market.

The fund seeks income by selecting investments such as corporate and foreign debt securities and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, financials, energy, health care and telecommunication services.

The fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as “junk bonds”). Securities rated in the top four rating categories by independent rating organizations such as Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) are considered investment grade. Below-investment-grade securities, such as those rated BB or lower by S&P, or Ba or lower by Moody’s, or unrated, but deemed by the subadviser to be of comparable quality, generally pay higher yields but involve greater risks than investment-grade securities. The fund may invest in convertible securities without regard to the ratings assigned by rating services.

The subadviser searches for undervalued or out-of-favor securities it believes offer opportunities for current income and significant future growth. It generally performs independent analysis of the debt securities being considered for the fund’s portfolio, rather than relying principally on the ratings assigned by the rating agencies. In its analysis, the subadviser considers a variety of factors, including:

  the experience and managerial strength of the company;
  responsiveness to changes in interest rates and business conditions;
  debt maturity schedules and borrowing requirements;
  the company’s changing financial condition and market recognition of the change; and
  a security’s relative value based on such factors as anticipated cash flow, interest and dividend coverage, asset coverage and earnings prospects.

The fund may invest up to 25% of its total assets in foreign securities, foreign securities that are traded in the U.S. or American Depositary Receipts (“ADRs”).

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Equity-linked notes are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note’s issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 50% of the Standard & Poor’s 500 Index and 50% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series NAV:

Best Quarter: 16.59% (Quarter ended 6/30/2009) Worst Quarter: -14.27% (Quarter ended 9/30/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Income Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Since Inception	Date of Inception
Series NAV	2.72%	1.97%	May 1, 2007
S&P 500 Index	2.11%	(1.32%)	May 1, 2007
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.51%	May 1, 2007
Combined Index	5.28%	3.01%	May 1, 2007

International Core Trust | Prospectus Series I, Series II and Series NAV Shares
INTERNATIONAL CORE TRUST
Investment Objective
To seek high total return.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Core Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.88%	0.88%	0.88%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.14%	0.14%	0.14%
Total fund operating expenses	1.07%	1.27%	1.02%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example International Core Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	109	340	590	1,306
Series II	129	403	697	1,534
Series NAV	104	325	563	1,248

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies

The subadviser seeks to achieve the fund’s investment objective by investing in equity investments or sectors that the subadviser believes will provide higher returns than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadviser employs an active investment management method, which means that securities are bought and sold according to the subadviser’s evaluations of companies’ published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadviser may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of its price relative to historical financial information, including book value, cash flow and earnings, and to forecast financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of the stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadviser selects which methods to use, and in what combination, based on the subadviser’s assessment of what combination is best positioned to meet the fund’s objective. The subadviser also may adjust the fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

The fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadviser may use exchange-traded and over-the-counter derivatives. The subadviser also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, forward currency forward contracts and swap contracts.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it wouldbe if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 20.53% (Quarter ended 6/30/2009) Worst Quarter: -22.22% (Quarter ended 9/30/2002)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns International Core Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	(9.57%)	(4.26%)	3.21%	Jan 2, 1997
Series II	(9.80%)	(4.46%)	3.05%	Jan 28, 2002
Series NAV	(9.56%)	(4.22%)	3.25%	Feb 28, 2005
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	(11.73%)	(4.26%)	5.12%	Jan 2, 1997

International Equity Index Trust A | Prospectus Series I, Series II and Series NAV Shares
INTERNATIONAL EQUITY INDEX TRUST A
Investment Objective
To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Equity Index Trust A Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.53%	0.53%	0.53%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.05%	0.05%	0.05%
Total fund operating expenses	0.63%	0.83%	0.58%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example International Equity Index Trust A Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	64	202	351	786
Series II	85	265	460	1,025
Series NAV	59	186	324	726

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its assets in securities listed in the MSCI All Country World Excluding U.S. Index (the “Index”), or American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) representing such securities. As of February 29, 2012, the market capitalization range of the Index was $24 million to $277 billion.

The fund is an index fund and differs from an actively-managed fund. Actively-managed funds seek to outperform their benchmark indices through research and analysis. Over time, their performance may differ significantly from their benchmark indices. Index funds are passively managed funds that seek to mirror the risk and return profile of market indices, minimizing performance differences over time. An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

The fund uses “sampling” methodology to track the total return performance of the Index. This means that the fund does not intend to purchase all of the securities in the Index, but rather intends to hold a representative sample of the securities in the Index in an effort to achieve the fund’s investment objective. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. Although the subadviser generally expects the fund to hold less than the total number of securities in the Index, it reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective.

The fund is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although it may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.

The fund may purchase other types of securities that are not primary investment vehicles, for example, ADRs, GDRs, European Depositary Receipts (EDRs), certain exchange traded funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the fund may invest in stock index futures to manage cash flow. In addition, the fund may invest in securities that are not included in the index, including futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the adviser or sub-adviser).

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for Series I and Series II shares is that of therespective, corresponding share classes of the fund’s predecessor fund. Pre-inception performance shown for Series NAV shares is the performance of Series I shares. This pre-inception performance has not been adjusted to reflect the Rule 12b-1 fees of the Series I shares and would be higher if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 27.33% (Quarter ended 6/30/2009) Worst Quarter: -22.37% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns International Equity Index Trust A Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Since Inception	Date of Inception
Series I	(14.24%)	(3.45%)	5.01%	Apr 29, 2005
Series II	(14.42%)	(3.65%)	4.79%	Apr 29, 2005
Series NAV	(14.21%)	(3.39%)	5.05%	May 3, 2010
MSCI AC World Ex US Index (gross of foreign withholding taxes on dividends)	(13.33%)	(2.48%)	6.03%	Apr 29, 2005

International Equity Index Trust B | Prospectus Series NAV Shares
INTERNATIONAL EQUITY INDEX TRUST B
Investment Objective
To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		International Equity Index Trust B Prospectus Series NAV Shares Series NAV
Share Class		Series NAV
Management fee		0.54%
Distribution and service (12b-1) fees		none
Other Expenses		0.04%
Total fund operating expenses		0.58%
Contractual expense reimbursement	[1]	(0.24%)
Net fund operating expenses		0.34%
[1]	JHVIT sells shares of the fund only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company (U.S.A.) and its affiliates. As reflected in the table, the fund is subject to an expense cap pursuant to an agreement between JHVIT and the Adviser as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund's annual operating expenses do not exceed its "Net Operating Expenses" as shown in the table above. A fund's "Total Operating Expenses" includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund's business. Under the agreement, the Adviser's obligation to provide the expense cap will remain in effect until April 30, 2013 and will terminate after that date only if JHVIT, without the prior written consent of the Adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the separate accounts and other persons specified in the agreement.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
International Equity Index Trust B Prospectus Series NAV Shares Series NAV	35	162	300	703

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its assets in securities listed in the MSCI All Country World Excluding U.S. Index (the “Index”), or American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) representing such securities. As of February 29, 2012, the market capitalization range of the Index was $24 million to $277 billion.

The fund is an index fund and differs from an actively-managed fund. Actively-managed funds seek to outperform their benchmark indices through research and analysis. Over time, their performance may differ significantly from their benchmark indices. Index funds are passively managed funds that seek to mirror the risk and return profile of market indices, minimizing performance differences over time. An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track their target index closely, typically will be unable to match the performance of the index exactly.

The fund uses “sampling” methodology to track the total return performance of the Index. This means that the fund does not intend to purchase all of the securities in the Index, but rather intends to hold a representative sample of the securities in the Index in an effort to achieve the fund’s investment objective. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. Although the subadviser generally expects the fund to hold less than the total number of securities in the Index, it reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective.

The fund is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although it may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.

The fund may purchase other types of securities that are not primary investment vehicles, for example, ADRs, GDRs, European Depositary Receipts (EDRs), certain exchange traded funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the fund may invest in stock index futures to manage cash flow. In addition, the fund may invest in securities that are not included in the index, including futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the adviser or sub-adviser).

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund’s predecessor fund. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series NAV:

Best Quarter: 27.40% (Quarter ended 6/30/2009) Worst Quarter: -22.28% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns International Equity Index Trust B Prospectus Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series NAV	(13.99%)	(3.04%)	6.31%	Apr 29, 2005
MSCI AC World Ex US Index (gross of foreign withholding taxes on dividends)	(13.33%)	(2.48%)	6.76%	Apr 29, 2005

International Growth Stock Trust | Prospectus Series I, Series II and Series NAV Shares
INTERNATIONAL GROWTH STOCK TRUST
Investment Objective
The fund seeks to achieve long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Growth Stock Trust Prospectus Series I, Series II and Series NAV Shares	Series I		Series II		Series NAV
Share Class	Series I		Series II		Series NAV
Management fee	0.83%	[1]	0.83%	[1]	0.83%
Distribution and service (12b-1) fees	0.05%	[1]	0.25%	[1]	none
Other Expenses	0.15%	[1]	0.15%	[1]	0.15%
Total fund operating expenses	1.03%	[1]	1.23%	[1]	0.98%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example International Growth Stock Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	105	328	569	1,259
Series II	125	390	676	1,489
Series NAV	100	312	542	1,201

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Principal Investment Strategies

The fund invests primarily in a diversified portfolio of international securities whose issuers are considered by the fund’s subadviser to have strong earnings growth. The fund will, under normal circumstances, invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of any market capitalization.

The fund invests significantly in foreign issuers. The fund focuses its investments in equity securities of foreign issuers that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., emphasizing investment in issuers in the developed countries of Western Europe and the Pacific Basin. The fund may also invest up to 20% of its total assets in issuers located in developing countries.

The subadviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The strategy primarily focuses on identifying issuers that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use various hedging, derivatives and other strategic transactions, including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and currency forwards, described under “Additional Information about the Funds’ Principal Risks – Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series NAV:

Best Quarter: 6.48% (Quarter ended 12/31/2011) Worst Quarter: -18.11% (Quarter ended 9/30/2011)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns International Growth Stock Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Since Inception	Date of Inception
Series NAV	(7.12%)	1.04%	Sep 16, 2010
MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)	(11.82%)	(1.82%)	Sep 16, 2010

International Index Trust | Prospectus Series I, Series II and Series NAV Shares
INTERNATIONAL INDEX TRUST
Investment Objective
To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Index Trust Prospectus Series I, Series II and Series NAV Shares	Series I		Series II		Series NAV
Share Class	Series I		Series II		Series NAV
Management fee	0.48%	[1]	0.48%	[1]	0.48%
Distribution and service (12b-1) fees	0.05%	[1]	0.25%	[1]	none
Other Expenses	0.02%	[1]	0.02%	[1]	0.02%
Total fund operating expenses	0.55%	[1]	0.75%	[1]	0.50%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example International Index Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	56	176	307	689
Series II	77	240	417	930
Series NAV	51	160	280	628

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its assets in one or more of the following: (a) securities listed in the MSCI EAFE Index (the “Index”), a large capitalization international stock index that is independently maintained and published by MSCI Inc.;* (b) securities (which may or may not be included in the Index) that the subadviser believes as a group will behave in a manner similar to the Index; and (c) future contracts based on the Index (“stock index futures) to maintain exposure to the Index. As of February 29, 2012, the market capitalization range of the Index was $24 million to $235.6 billion.

*“MSCI®” is a trademark of MSCI Inc. The fund is not sponsored, endorsed, managed, advised, sold or promoted by MSCI Inc., and MSCI Inc. does not make any representation regarding the advisability of investing in the fund.

The fund differs from an actively managed fund. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index funds are passively managed funds that seek to mirror the performance of their target indices, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market.

The fund attempts to match the performance of the Index by: (a) holding all, or a representative sample, of the securities that comprise that Index; (b) by holding securities (which may or may not be included in the Index) that the subadviser believes as a group will behave in a manner similar to the Index and/or; (c) holding stock index futures to maintain exposure to the Index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its Index closely, typically will be unable to match the performance of the Index exactly. The composition of the Index changes from time to time. The subadviser will reflect those changes in the compositions of the fund’s portfolios as soon as practicable.

The fund is normally fully invested. The subadviser may invest in stock index futures to manage cash flow. Although the fund may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.

The fund may purchase other types of securities that are not primary investment vehicles, for example, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain exchange-traded funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the fund may invest in stock index futures to manage cash flow and foreign currency forward contracts to manage currency risk.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series NAV:

Best Quarter: 17.62% (Quarter ended 9/30/2010) Worst Quarter: -20.36% (Quarter ended 9/30/2011)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns International Index Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Since Inception	Date of Inception
Series NAV	(12.58%)	9.25%	May 1, 2009
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	(11.73%)	10.32%	May 1, 2009

International Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares
INTERNATIONAL OPPORTUNITIES TRUST
Investment Objective
To seek long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Opportunities Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.89%	0.89%	0.89%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.07%	0.07%	0.07%
Total fund operating expenses	1.01%	1.21%	0.96%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example International Opportunities Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	103	322	558	1,236
Series II	123	384	665	1,466
Series NAV	98	306	531	1,178

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 105% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential. The fund may invest in an unlimited number of companies of any size throughout the world. The fund invests in issuers from at least three different countries not including the U.S. The fund may invest in common stocks of companies economically tied to emerging markets. Some issuers or securities in the fund’s portfolio may be based in or economically tied to the U.S.

The fund may also invest in securities of foreign issuers that are represented by American Depositary Receipts (“ADRs”). ADRs and other securities representing underlying securities of foreign issuers are treated as foreign securities.

In selecting investments for the fund, the subadviser uses an approach that combines “top-down” macro-economic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, fiscal policy, currency movements, demographic trends, the regulatory environment, and the global competitive landscape. In addition, the subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the “top-down” analysis, the subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the subadviser has observed.

The subadviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the subadviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the subadviser may visit a company’s management and conduct other research to gain thorough knowledge of the company. The subadviser also may prepare detailed earnings and cash flow models of companies. These models may assist the subadviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The subadviser may reduce or sell the fund’s investments in portfolio companies if, in the opinion of the subadviser, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere or for other reasons.

The core investments of the fund generally may include established companies and securities that offer long-term growth potential. However, the portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Primarily for hedging purposes, the fund may use options (including options on securities and securities indices), futures, and foreign currency forward contracts.

Under normal market conditions, the fund may invest up to 10% of its total assets in all types of fixed- income securities and up to an additional 5% of its total assets in high-yield bonds (“junk bonds”) and mortgage- and asset-backed securities. The fund may also invest in the securities of other investment companies to a limited extent.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and highyield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 26.17% (Quarter ended 6/30/2009) Worst Quarter: -27.88% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns International Opportunities Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Since Inception	Date of Inception
Series I	(15.92%)	(4.85%)	2.77%	Apr 29, 2005
Series II	(16.13%)	(5.06%)	2.59%	Apr 29, 2005
Series NAV	(15.91%)	(4.81%)	2.83%	Apr 29, 2005
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	(11.73%)	(4.26%)	2.65%	Apr 29, 2005

International Small Company Trust | Prospectus Series I, Series II and Series NAV Shares
INTERNATIONAL SMALL COMPANY TRUST
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Small Company Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.95%	0.95%	0.95%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.16%	0.16%	0.16%
Total fund operating expenses	1.16%	1.36%	1.11%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example International Small Company Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	118	368	638	1,409
Series II	138	431	745	1,635
Series NAV	113	353	612	1,352

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of November 30, 2011, the maximum market capitalization range of eligible companies for purchase was approximately $1,125 million to $3,825 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual- listed securities. Each of these securities may be traded within or outside the issuer’s domicile country.

The subadviser measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadviser first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The subadviser then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadviser, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See “Market Capitalization Weighted Approach” below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadviser will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country’s market. The subadviser’s Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market Capitalization Weighted Approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the subadviser for a variety of factors. The subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The subadviser may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadviser may exclude the stock of a company that meets applicable market capitalization criteria if the subadviser determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. The weighting of countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series NAV:

Best Quarter: 31.13% (Quarter ended 6/30/2009) Worst Quarter: -22.53% (Quarter ended 9/30/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns International Small Company Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Since Inception	Date of Inception
Series I	(16.23%)	(3.78%)	(2.35%)	Nov 16, 2009
Series II	(16.42%)	(3.86%)	(2.42%)	Nov 16, 2009
Series NAV	(16.18%)	(3.75%)	(2.33%)	Apr 28, 2006
MSCI EAFE Small Cap Index (gross of foreign withholding taxes on dividends)	(15.66%)	(0.38%)	(2.76%)	Apr 28, 2006

International Value Trust | Prospectus Series I, Series II and Series NAV Shares
INTERNATIONAL VALUE TRUST
Investment Objective
To seek long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Value Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.12%	0.12%	0.12%
Total fund operating expenses	0.97%	1.17%	0.92%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example International Value Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	99	309	536	1,190
Series II	119	372	644	1,420
Series NAV	94	293	509	1,131

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests primarily in equity securities of companies located outside the U.S., including in emerging markets.

Equity securities generally entitle the holder to participate in a company’s general operating results. These include common stocks and preferred stocks. The fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The subadviser’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing equity investments, the subadviser will focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings, asset value and cash flow potential. A company’s historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks. The fund may also invest significantly in issuers in the telecommunications sector and issuers located in the United Kingdom.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Equity-linked notes are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note’s issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Telecommunications risk The telecommunications services industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it wouldbe if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 24.18% (Quarter ended 6/30/2003) Worst Quarter: -23.56% (Quarter ended 9/30/2002)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns International Value Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	(12.85%)	(4.31%)	5.22%	May 1, 1999
Series II	(12.99%)	(4.48%)	5.03%	Jan 28, 2002
Series NAV	(12.79%)	(4.25%)	5.24%	Feb 28, 2005
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	(11.73%)	(4.26%)	5.12%	May 1, 1999

Investment Quality Bond Trust | Prospectus Series I, Series II and Series NAV Shares
INVESTMENT QUALITY BOND TRUST
Investment Objective
To provide a high level of current income consistent with the maintenance of principal and liquidity.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investment Quality Bond Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.58%	0.58%	0.58%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.05%	0.05%	0.05%
Total fund operating expenses	0.68%	0.88%	0.63%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investment Quality Bond Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	69	218	379	847
Series II	90	281	488	1,084
Series NAV	64	202	351	786

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 62% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate- to longer-term maturities.

The subadviser’s investment decisions derive from a three-pronged analysis, including:

  sector analysis,
  credit research, and
  call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser, such as call protection (payment guarantees), an issuer’s industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall fund. Factors considered include:

  relative valuation of available alternatives,
  impact on portfolio yield, quality and liquidity, and
  impact on portfolio maturity and sector weights.

The subadviser attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the fund’s net assets are invested in bonds and debentures, including:

  marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody’s or S&P at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities;
  securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities; and
  cash and cash equivalent securities which are authorized for purchase by the Money Market Fund.

The balance (no more than 20%) of the fund’s net assets may be invested in below-investment-grade bonds and other securities including privately placed debt securities:

  U.S. and foreign debt securities,
  preferred stocks,
  convertible securities (including those issued in the Euromarket), securities carrying warrants to purchase equity securities, foreign exchange contracts for purposes of hedging portfolio exposures to foreign currencies or for purposes of obtaining exposure to foreign currencies, and non-investment-grade and investment-grade foreign currency fixed-income securities, including up to 5% emerging market fixed-income securities.

In pursuing its investment objective, the fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as “junk bonds”). These instruments are rated “Ba” or below by Moody’s or “BB” or below by S&P (or, if unrated, are deemed of comparable quality as determined by the subadviser). No minimum rating standard is required for a purchase of high yield securities by the fund. While the fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the fund to exceed this 20% maximum.

The fund normally maintains an average portfolio duration of between three and seven years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

The fund may invest in derivatives such as interest rate futures and options, interest rate swaps, currency forwards, options on financial indices and credit default swaps to manage duration and yield curve positioning, implement foreign interest rate and currency positions, hedge against risk and/or as a substitute for investing directly in a security.

The fund may make short sales of a security including short sales “against the box.”

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 50% of the Barclays Capital U.S. Government Bond Index and 50% of the Barclays Capital U.S. Credit Bond Index.

Calendar year total returns for Series I:

Best Quarter: 6.55% (Quarter ended 9/30/2009) Worst Quarter: -3.39% (Quarter ended 9/30/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Investment Quality Bond Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	8.07%	6.40%	5.97%	Jun 19, 1985
Series II	7.85%	6.19%	5.79%	Jan 28, 2002
Series NAV	8.05%	6.43%	6.01%	Feb 28, 2005
Barclays Capital U.S. Government Index	9.02%	6.56%	5.59%	Jun 19, 1985
Barclays Capital U.S. Credit Index	8.35%	6.80%	6.35%	Jun 19, 1985
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	Jun 19, 1985
Combined Index	8.71%	6.73%	6.00%	Jun 19, 1985

Large Cap Trust | Prospectus Series I, Series II and Series NAV Shares
LARGE CAP TRUST
Investment Objective
To seek to maximize total return, consisting of capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Large Cap Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.76%	0.76%	0.76%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.17%	0.17%	0.17%
Total fund operating expenses	0.98%	1.18%	0.93%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Large Cap Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	100	312	542	1,201
Series II	120	375	649	1,432
Series NAV	95	296	515	1,143

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 82% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies tied economically to the U.S. The fund defines large capitalization companies as those with a market capitalization range, at the time of investment, equal to that of the Russell 1000 Index. As of February 29, 2012, the market capitalization range of the Russell 1000 Index was $162 million to $505.7 billion.

In general, the fund emphasizes large capitalization stocks, but it may also invest up to 20% of its net assets (plus any borrowings for investment purposes) in equity securities of small and medium capitalization companies and/or the securities of foreign companies in developed countries. Investments in equity securities may include dividend-paying securities, common stock and preferred stock, initial public offerings (IPOs), exchange-traded funds (ETFs), equity index futures, shares of investment companies, convertible securities, warrants and rights. For purposes of the fund, ETFs and index futures are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF or underlying index.

In managing the fund, the subadviser uses active investment management methods, which means that equities are bought and sold according to the subadviser’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the fund, the subadviser may use a combination of quantitative and qualitative investment methods to identify equities that the subadviser believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The subadviser may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the subadviser focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the fund’s investment universe. The subadviser also may adjust the fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

On December 16, 2011, the Board of Trustees of John Hancock Variable Insurance Trust (the “Trust”) approved an Agreement and Plan of Reorganization providing for the merger of the Large Cap Trust into the U.S. Equity Trust. Shareholders of the Large Cap Trust approved the merger on April 17, 2012 . Subject to regulatory and shareholder approval, the merger is scheduled to occur immediately after the close of business on Friday, April 27, 2012.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 19.80% (Quarter ended 6/30/2009) Worst Quarter: -25.61% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Large Cap Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Since Inception	Date of Inception
Series I	(2.46%)	(2.22%)	2.19%	Apr 29, 2005
Series II	(2.74%)	(2.41%)	1.97%	Apr 29, 2005
Series NAV	(2.41%)	(2.15%)	2.23%	Apr 29, 2005
Russell 1000 Index	1.50%	(0.02%)	3.86%	Apr 29, 2005

Lifecycle 2010 Trust | Prospectus Series I, Series II and Series NAV Shares
LIFECYCLE 2010 TRUST
Investment Objective
To seek high total return until the fund’s target retirement date.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle 2010 Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee	[1]	0.06%	0.06%	0.06%
Distribution and service (12b-1) fees	[1]	0.05%	0.25%	none
Other Expenses	[1]	0.09%	0.09%	0.09%
Acquired Fund fees and expenses	[1][2]	0.73%	0.73%	0.73%
Total fund operating expenses	[1]	0.93%	1.13%	0.88%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Lifecycle 2010 Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	95	296
Series II	115	359
Series NAV	90	281

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2010. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity-type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Lifecycle 2015 Trust | Prospectus Series I, Series II and Series NAV Shares
LIFECYCLE 2015 TRUST
Investment Objective
To seek high total return until the fund’s target retirement date.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle 2015 Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee	[1]	0.06%	0.06%	0.06%
Distribution and service (12b-1) fees	[1]	0.05%	0.25%	none
Other Expenses	[1]	0.09%	0.09%	0.09%
Acquired Fund fees and expenses	[1][2]	0.74%	0.74%	0.74%
Total fund operating expenses	[1]	0.94%	1.14%	0.89%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Lifecycle 2015 Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	96	300
Series II	116	362
Series NAV	91	284

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks— Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interestrate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and highyield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Lifecycle 2020 Trust | Prospectus Series I, Series II and Series NAV Shares
LIFECYCLE 2020 TRUST
Investment Objective
To seek high total return until the fund’s target retirement date.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle 2020 Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee	[1]	0.06%	0.06%	0.06%
Distribution and service (12b-1) fees	[1]	0.05%	0.25%	none
Other Expenses	[1]	0.09%	0.09%	0.09%
Acquired Fund fees and expenses	[1][2]	0.74%	0.74%	0.74%
Total fund operating expenses	[1]	0.94%	1.14%	0.89%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Lifecycle 2020 Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	96	300
Series II	116	362
Series NAV	91	284

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks— Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Lifecycle 2025 Trust | Prospectus Series I, Series II and Series NAV Shares
LIFECYCLE 2025 TRUST
Investment Objective
To seek high total return until the fund’s target retirement date.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle 2025 Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee	[1]	0.06%	0.06%	0.06%
Distribution and service (12b-1) fees	[1]	0.05%	0.25%	none
Other Expenses	[1]	0.09%	0.09%	0.09%
Acquired Fund fees and expenses	[1][2]	0.75%	0.75%	0.75%
Total fund operating expenses	[1]	0.95%	1.15%	0.90%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Lifecycle 2025 Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	97	303
Series II	117	365
Series NAV	92	287

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks— Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Lifecycle 2030 Trust | Prospectus Series I, Series II and Series NAV Shares
LIFECYCLE 2030 TRUST
Investment Objective
To seek high total return until the fund’s target retirement date.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle 2030 Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee	[1]	0.06%	0.06%	0.06%
Distribution and service (12b-1) fees	[1]	0.05%	0.25%	none
Other Expenses	[1]	0.09%	0.09%	0.09%
Acquired Fund fees and expenses	[1][2]	0.76%	0.76%	0.76%
Total fund operating expenses	[1]	0.96%	1.16%	0.91%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Lifecycle 2030 Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	98	306
Series II	118	368
Series NAV	93	290

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Lifecycle 2035 Trust | Prospectus Series I, Series II and Series NAV Shares
LIFECYCLE 2035 TRUST
Investment Objective
To seek high total return until the fund’s target retirement date.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle 2035 Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee	[1]	0.06%	0.06%	0.06%
Distribution and service (12b-1) fees	[1]	0.05%	0.25%	none
Other Expenses	[1]	0.09%	0.09%	0.09%
Acquired Fund fees and expenses	[1][2]	0.77%	0.77%	0.77%
Total fund operating expenses	[1]	0.97%	1.17%	0.92%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Lifecycle 2035 Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	99	309
Series II	119	372
Series NAV	94	293

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Lifecycle 2040 Trust | Prospectus Series I, Series II and Series NAV Shares
LIFECYCLE 2040 TRUST
Investment Objective
To seek high total return until the fund’s target retirement date.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle 2040 Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee	[1]	0.06%	0.06%	0.06%
Distribution and service (12b-1) fees	[1]	0.05%	0.25%	none
Other Expenses	[1]	0.09%	0.09%	0.09%
Acquired Fund fees and expenses	[1][2]	0.78%	0.78%	0.78%
Total fund operating expenses	[1]	0.98%	1.18%	0.93%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Lifecycle 2040 Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	100	312
Series II	120	375
Series NAV	95	296

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic trans-actions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Lifecycle 2045 Trust | Prospectus Series I, Series II and Series NAV Shares
LIFECYCLE 2045 TRUST
Investment Objective
To seek high total return until the fund’s target retirement date.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle 2045 Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee	[1]	0.06%	0.06%	0.06%
Distribution and service (12b-1) fees	[1]	0.05%	0.25%	none
Other Expenses	[1]	0.09%	0.09%	0.09%
Acquired Fund fees and expenses	[1][2]	0.78%	0.78%	0.78%
Total fund operating expenses	[1]	0.98%	1.18%	0.93%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Lifecycle 2045 Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	100	312
Series II	120	375
Series NAV	95	296

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed-income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks— Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Lifecycle 2050 Trust | Prospectus Series I, Series II and Series NAV Shares
LIFECYCLE 2050 TRUST
Investment Objective
To seek high total return until the fund’s target retirement date.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifecycle 2050 Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee	[1]	0.06%	0.06%	0.06%
Distribution and service (12b-1) fees	[1]	0.05%	0.25%	none
Other Expenses	[1]	0.09%	0.09%	0.09%
Acquired Fund fees and expenses	[1][2]	0.78%	0.78%	0.78%
Total fund operating expenses	[1]	0.98%	1.18%	0.93%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Lifecycle 2050 Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	100	312
Series II	120	375
Series NAV	95	296

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2050. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Lifestyle Aggressive Trust | Prospectus Series I, Series II and Series NAV Shares
LIFESTYLE AGGRESSIVE TRUST
Investment Objective
To seek long-term growth of capital. Current income is not a consideration.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifestyle Aggressive Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee		0.04%	0.04%	0.04%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.03%	0.03%	0.03%
Acquired Fund fees and expenses	[1]	0.88%	0.88%	0.88%
Total fund operating expenses		1.00%	1.20%	0.95%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Lifestyle Aggressive Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	102	318	552	1,225
Series II	122	381	660	1,455
Series NAV	97	303	525	1,166

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 20.25% (Quarter ended 6/30/2009) Worst Quarter: -24.12% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Lifestyle Aggressive Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	(6.50%)	(1.44%)	3.96%	Jan 8, 1997
Series II	(6.72%)	(1.65%)	3.81%	Jan 28, 2002
Series NAV	(6.46%)	(1.40%)	3.99%	Apr 29, 2005
S&P 500 Index	2.11%	(0.25%)	2.92%	Jan 8, 1997

Lifestyle Balanced Trust | Prospectus Series I, Series II and Series NAV Shares
LIFESTYLE BALANCED TRUST
Investment Objective
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifestyle Balanced Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee		0.04%	0.04%	0.04%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.02%	0.02%	0.02%
Acquired Fund fees and expenses	[1]	0.69%	0.69%	0.69%
Total fund operating expenses		0.80%	1.00%	0.75%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Lifestyle Balanced Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	82	255	444	990
Series II	102	318	552	1,225
Series NAV	77	240	417	930

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 50% of its assets in underlying funds that invest primarily in equity securities and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 50% of its assets in equity underlying funds and 50% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 60%/40% and 40%/60%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 50% of the Standard & Poor’s 500 Index and 50% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter: 15.83% (Quarter ended 6/30/2009) Worst Quarter: -17.72% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Lifestyle Balanced Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	0.62%	1.47%	5.08%	Jan 8, 1997
Series II	0.42%	1.25%	4.93%	Jan 28, 2002
Series NAV	0.67%	1.52%	5.12%	Apr 29, 2005
S&P 500 Index	2.11%	(0.25%)	2.92%	Jan 8, 1997
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	Jan 8, 1997
Combined Index	5.28%	3.54%	4.70%	Jan 8, 1997

Lifestyle Balanced PS Series | Prospectus Series I, Series II and Series NAV Shares
LIFESTYLE BALANCED PS SERIES
Investment Objective
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifestyle Balanced PS Series Prospectus Series I, Series II and Series NAV Shares		Series I		Series II	Series NAV
Share Class		Series I		Series II	Series NAV
Management fee		0.05%	[1]	0.05%	0.05%	[1]
Distribution and service (12b-1) fees		0.05%	[1]	0.25%	none	[1]
Other Expenses		0.39%	[1]	0.39%	0.39%	[1]
Acquired Fund fees and expenses	[2]	0.85%	[1]	0.85%	0.85%	[1]
Total fund operating expenses		1.34%	[1]	1.54%	1.29%	[1]
Contractual expense reimbursement	[3]	(0.29%)	[1]	(0.29%)	(0.29%)	[1]
Net fund operating expenses		1.05%	[1]	1.25%	1.00%	[1]
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[3]	The Adviser has contractually limited other fund level expenses to 0.10%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Lifestyle Balanced PS Series Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	107	366	677	1,561
Series II	127	428	783	1,784
Series NAV	102	350	650	1,504

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. For the period April 28, 2011 to December 31, 2011, the fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 50% of its assets in underlying funds that invest primarily in equity securities or futures contracts on equity markets (the “Equity Allocation”) and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities (the “Fixed Income Allocation”). At the discretion of the subadviser, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadviser may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. These allocations may be changed at any time by the subadviser.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange-traded funds (ETFs) and may make direct investments in other types of investments. See “Other Permitted Investments of the Fund of Funds.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.” The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

PS Series Asset Transfer Risk The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the “JHVIT Lifestyle PS Series”) and the Bond PS Series are offered only in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the “John Hancock Issuers”). The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyles PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle PS Series invests by increasing the underlying fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Advance trade estimate risk. The Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the Lifestyle PS Series’ subadviser with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadviser may, but is not required to, use the tool to adjust the Lifestyle PS Series’ portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the Lifestyle PS Series’ exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the “Trade Date”), the Subadviser could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadviser could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadviser relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Lifestyle PS shares, there can be no assurance that the prices paid by the Lifestyle PS Series will be better than if the Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the Lifestyle PS Series are less than estimated, the Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Lifestyle PS Series are less than estimated, the Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Lifestyle PS Series’ assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Lifestyle PS Series expenses and adversely affect the performance of the Lifestyle PS Series.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.
Lifestyle Conservative Trust | Prospectus Series I, Series II and Series NAV Shares
LIFESTYLE CONSERVATIVE TRUST
Investment Objective
To seek a high level of current income with some consideration given to growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifestyle Conservative Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee		0.04%	0.04%	0.04%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.02%	0.02%	0.02%
Acquired Fund fees and expenses	[1]	0.65%	0.65%	0.65%
Total fund operating expenses		0.76%	0.96%	0.71%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Lifestyle Conservative Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	78	243	422	942
Series II	98	306	531	1,178
Series NAV	73	227	395	883

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 20% of assets in equity underlying funds and 80% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 10%/90% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic trans-actions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options..

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 20% of the Standard & Poor’s 500 Index and 80% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter: 10.58% (Quarter ended 6/30/2009) Worst Quarter: -8.32% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Lifestyle Conservative Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	4.23%	4.26%	5.41%	Jan 8, 1997
Series II	4.04%	4.06%	5.26%	Jan 28, 2002
Series NAV	4.27%	4.30%	5.45%	Apr 29, 2005
S&P 500 Index	2.11%	(0.25%)	2.92%	Jan 8, 1997
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	Jan 8, 1997
Combined Index	6.89%	5.42%	5.43%	Jan 8, 1997

Lifestyle Conservative PS Series | Prospectus Series I, Series II and Series NAV Shares
LIFESTYLE CONSERVATIVE PS SERIES
Investment Objective
To seek a high level of current income with some consideration given to growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifestyle Conservative PS Series Prospectus Series I, Series II and Series NAV Shares		Series I		Series II	Series NAV
Share Class		Series I		Series II	Series NAV
Management fee		0.05%	[1]	0.05%	0.05%	[1]
Distribution and service (12b-1) fees		0.05%	[1]	0.25%	none	[1]
Other Expenses		0.81%	[1]	0.81%	0.81%	[1]
Acquired Fund fees and expenses	[2]	0.80%	[1]	0.80%	0.80%	[1]
Total fund operating expenses		1.71%	[1]	1.91%	1.66%	[1]
Contractual expense reimbursement	[3]	(0.71%)	[1]	(0.71%)	(0.71%)	[1]
Net fund operating expenses		1.00%	[1]	1.20%	0.95%	[1]
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[3]	The Adviser has contractually limited other fund level expenses to 0.10%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Lifestyle Conservative PS Series Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	102	396	791	1,897
Series II	122	458	896	2,113
Series NAV	97	380	764	1,842

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. For the period April 28, 2011 to December 31, 2011, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 20% of its assets in underlying funds that invest primarily in equity securities or futures contracts on equity markets (the “Equity Allocation”) and approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities (the “Fixed Income Allocation”). At the discretion of the subadviser, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadviser may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. These allocations may be changed at any time by the subadviser.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange-traded funds (ETFs) and may make direct investments in other types of investments. See “Other Permitted Investments of the Fund of Funds.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic trans-actions risk.” The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

PS Series Asset Transfer Risk The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the “JHVIT Lifestyle PS Series”) and the Bond PS Series are offered only in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the “John Hancock Issuers”).

The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyles PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle PS Series invests by increasing the underlying fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Advance trade estimate risk. The Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the Lifestyle PS Series’ subadviser with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadviser may, but is not required to, use the tool to adjust the Lifestyle PS Series’ portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the Lifestyle PS Series’ exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the “Trade Date”), the Subadviser could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadviser could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadviser relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Lifestyle PS shares, there can be no assurance that the prices paid by the Lifestyle PS Series will be better than if the Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the Lifestyle PS Series are less than estimated, the Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Lifestyle PS Series are less than estimated, the Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Lifestyle PS Series’ assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Lifestyle PS Series expenses and adversely affect the performance of the Lifestyle PS Series.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because this class of the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.
Lifestyle Growth Trust | Prospectus Series I, Series II and Series NAV Shares
LIFESTYLE GROWTH TRUST
Investment Objective
To seek long-term growth of capital. Current income is also a consideration.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifestyle Growth Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee		0.04%	0.04%	0.04%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.02%	0.02%	0.02%
Acquired Fund fees and expenses	[1]	0.70%	0.70%	0.70%
Total fund operating expenses		0.81%	1.01%	0.76%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Lifestyle Growth Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	83	259	450	1,002
Series II	103	322	558	1,236
Series NAV	78	243	422	942

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 70% of its assets in underlying funds that invest primarily in equity securities and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 70% of its assets in equity underlying funds and 30% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 80%/20% and 60%/40%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the Standard & Poor’s 500 Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter: 17.89% (Quarter ended 6/30/2009) Worst Quarter: -20.75% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Lifestyle Growth Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	(1.60%)	0.21%	4.53%	Jan 8, 1997
Series II	(1.80%)	0.01%	4.38%	Jan 28, 2002
Series NAV	(1.55%)	0.26%	4.56%	Apr 29, 2005
S&P 500 Index	2.11%	(0.25%)	2.92%	Jan 8, 1997
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	Jan 8, 1997
Combined Index	4.08%	2.13%	4.08%	Jan 8, 1997

Lifestyle Growth PS Series | Prospectus Series I, Series II and Series NAV Shares
LIFESTYLE GROWTH PS SERIES
Investment Objective
To seek long-term growth of capital. Current income is also a consideration.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifestyle Growth PS Series Prospectus Series I, Series II and Series NAV Shares		Series I		Series II	Series NAV
Share Class		Series I		Series II	Series NAV
Management fee		0.05%	[1]	0.05%	0.05%	[1]
Distribution and service (12b-1) fees		0.05%	[1]	0.25%	none	[1]
Other Expenses		0.28%	[1]	0.28%	0.28%	[1]
Acquired Fund fees and expenses	[2]	0.87%	[1]	0.87%	0.87%	[1]
Total fund operating expenses		1.25%	[1]	1.45%	1.20%	[1]
Contractual expense reimbursement	[3]	(0.18%)	[1]	(0.18%)	(0.18%)	[1]
Net fund operating expenses		1.07%	[1]	1.27%	1.02%	[1]
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[3]	The Adviser has contractually limited other fund level expenses to 0.10%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Lifestyle Growth PS Series Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	109	360	651	1,479
Series II	129	422	757	1,703
Series NAV	104	344	624	1,422

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. For the period April 28, 2011 to December 31, 2011, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 70% of its assets in underlying funds that invest primarily in equity securities or futures contracts on equity markets (the “Equity Allocation”) and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities (the “Fixed Income Allocation”). At the discretion of the subadviser, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadviser may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. These allocations may be changed at any time by the subadviser.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange-traded funds (ETFs) and may make direct investments in other types of investments. See “Other Permitted Investments of the Fund of Funds.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.” The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

PS Series Asset Transfer Risk The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the “JHVIT Lifestyle PS Series”) and the Bond PS Series are offered only in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the “John Hancock Issuers”). The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyles PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle PS Series invests by increasing the underlying fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Advance trade estimate risk. The Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the Lifestyle PS Series’ subadviser with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadviser may, but is not required to, use the tool to adjust the Lifestyle PS Series’ portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the Lifestyle PS Series’ exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the “Trade Date”), the Subadviser could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadviser could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadviser relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Lifestyle PS shares, there can be no assurance that the prices paid by the Lifestyle PS Series will be better than if the Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the Lifestyle PS Series are less than estimated, the Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Lifestyle PS Series are less than estimated, the Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Lifestyle PS Series’ assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Lifestyle PS Series expenses and adversely affect the performance of the Lifestyle PS Series.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.
Lifestyle Moderate Trust | Prospectus Series I, Series II and Series NAV Shares
LIFESTYLE MODERATE TRUST
Investment Objective
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifestyle Moderate Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee		0.04%	0.04%	0.04%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.02%	0.02%	0.02%
Acquired Fund fees and expenses	[1]	0.67%	0.67%	0.67%
Total fund operating expenses		0.78%	0.98%	0.73%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Lifestyle Moderate Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	80	249	433	966
Series II	100	312	542	1,201
Series NAV	75	233	406	906

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 50%/50% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change this allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 40% of the Standard & Poor’s 500 Index and 60% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter: 13.89% (Quarter ended 6/30/2009) Worst Quarter: -13.28% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Lifestyle Moderate Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	2.33%	2.81%	5.18%	Jan 8, 1997
Series II	2.13%	2.60%	5.04%	Jan 28, 2002
Series NAV	2.38%	2.86%	5.22%	Apr 29, 2005
S&P 500 Index	2.11%	(0.25%)	2.92%	Jan 8, 1997
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	Jan 8, 1997
Combined Index	5.84%	4.20%	4.97%	Jan 8, 1997

Lifestyle Moderate PS Series | Prospectus Series I, Series II and Series NAV Shares
LIFESTYLE MODERATE PS SERIES
Investment Objective
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifestyle Moderate PS Series Prospectus Series I, Series II and Series NAV Shares		Series I		Series II	Series NAV
Share Class		Series I		Series II	Series NAV
Management fee		0.05%	[1]	0.05%	0.05%	[1]
Distribution and service (12b-1) fees		0.05%	[1]	0.25%	none	[1]
Other Expenses		0.67%	[1]	0.67%	0.67%	[1]
Acquired Fund fees and expenses	[2]	0.83%	[1]	0.83%	0.83%	[1]
Total fund operating expenses		1.60%	[1]	1.80%	1.55%	[1]
Contractual expense reimbursement	[3]	(0.57%)	[1]	(0.57%)	(0.57%)	[1]
Net fund operating expenses		1.03%	[1]	1.23%	0.98%	[1]
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[3]	The Adviser has contractually limited other fund level expenses to 0.10%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Lifestyle Moderate PS Series Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	105	390	760	1,801
Series II	125	452	865	2,019
Series NAV	100	375	734	1,745

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. For the period April 28, 2011 to December 31, 2011, the fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.
Principal Investment Strategies

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 40% of its assets in underlying funds that invest primarily in equity securities or futures contracts on equity markets (the “Equity Allocation”) and approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities (the “Fixed Income Allocation”). At the discretion of the subadviser, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadviser may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. These allocations may be changed at any time by the subadviser.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange-traded funds (ETFs) and may make direct investments in other types of investments. See “Other Permitted Investments of the Fund of Funds.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.” The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

PS Series Asset Transfer Risk The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the “JHVIT Lifestyle PS Series”) and the Bond PS Series are offered only in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the “John Hancock Issuers”).The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyles PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle PS Series invests by increasing the underlying fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Advance trade estimate risk. The Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the Lifestyle PS Series’ subadviser with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadviser may, but is not required to, use the tool to adjust the Lifestyle PS Series’ portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the Lifestyle PS Series’ exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the “Trade Date”), the Subadviser could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadviser could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadviser relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Lifestyle PS shares, there can be no assurance that the prices paid by the Lifestyle PS Series will be better than if the Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the Lifestyle PS Series are less than estimated, the Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Lifestyle PS Series are less than estimated, the Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Lifestyle PS Series’ assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Lifestyle PS Series expenses and adversely affect the performance of the Lifestyle PS Series.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.
Mid Cap Index Trust | Prospectus Series I, Series II and Series NAV Shares
MID CAP INDEX TRUST
Investment Objective
Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Mid Cap Index Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.02%	0.02%	0.02%
Total fund operating expenses	0.54%	0.74%	0.49%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Mid Cap Index Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	55	173	302	677
Series II	76	237	411	918
Series NAV	50	157	274	616

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in: (a) the common stocks that are included in the S&P 400 Mid Cap Index; and (b) securities (which may or may not be included in the S&P 400 Mid Cap Index) that the subadviser believes as a group will behave in a manner similar to the index. As of February 29, 2012, the market capitalizations of companies included in the S&P 400 Mid Cap Index ranged from $533 million to $10.1 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 400 Mid Cap Index by: (a) holding all, or a representative sample, of the securities that comprise that index; and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

The fund may invest in index futures for the purposes of replicating an index and Depositary Receipts.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 19.86% (Quarter ended 9/30/2009) Worst Quarter: -25.65% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Mid Cap Index Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	(2.25%)	2.86%	6.47%	May 2, 2000
Series II	(2.46%)	2.66%	6.27%	Jan 28, 2002
Series NAV	(2.14%)	2.91%	6.50%	Apr 29, 2005
S&P MidCap 400 Index	(1.73%)	3.32%	7.05%	May 2, 2000

Mid Cap Stock Trust | Prospectus Series I, Series II and Series NAV Shares
MID CAP STOCK TRUST
Investment Objective
To seek long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Mid Cap Stock Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.83%	0.83%	0.83%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.05%	0.05%	0.05%
Total fund operating expenses	0.93%	1.13%	0.88%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Mid Cap Stock Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	95	296	515	1,143
Series II	115	359	622	1,375
Series NAV	90	281	488	1,084

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 107% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund, “medium-sized companies” are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell Midcap Index ($162 million to $21.5 billion as of February 29, 2012) or the S&P Midcap 400 Index ($533 million to $10.1 billion as of February 29, 2012).

The subadviser’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadviser looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 20.14% (Quarter ended 6/30/2003) Worst Quarter: -25.36% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Mid Cap Stock Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	(9.20%)	0.40%	5.70%	May 1, 1999
Series II	(9.39%)	0.19%	5.50%	Jan 28, 2002
Series NAV	(9.09%)	0.45%	5.75%	Feb 28, 2005
Russell Mid Cap Growth Index	(1.65%)	2.44%	5.29%	May 1, 1999

Mid Cap Value Equity Trust | Prospectus Series I, Series II and Series NAV Shares
MID CAP VALUE EQUITY TRUST
Investment Objective
To seek long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Mid Cap Value Equity Trust Prospectus Series I, Series II and Series NAV Shares	Series I		Series II		Series NAV
Share Class	Series I		Series II		Series NAV
Management fee	0.87%	[1]	0.87%	[1]	0.87%
Distribution and service (12b-1) fees	0.05%	[1]	0.25%	[1]	none
Other Expenses	0.07%	[1]	0.07%	[1]	0.07%
Total fund operating expenses	0.99%	[1]	1.19%	[1]	0.94%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Mid Cap Value Equity Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	101	315	547	1,213
Series II	121	378	654	1,443
Series NAV	96	300	520	1,155

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 63% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations, at the time of investment, fall within the range of the Russell MidCap Value Index. The market capitalization range of the Index is subject to change.

Up to 20% of the fund may be invested in stocks of small or large companies, preferreds, convertibles, or other debt securities. The fund may invest up to 25% of its net assets in foreign investments. The fund can invest in any economic sector, and at times, it may emphasize one or more particular sectors.

In pursuit of the fund’s objective, the subadviser chooses equity investments by:

  Selecting companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.
  Identifying companies with growth potential based on:

• effective management, as demonstrated by overall performance,

• financial strength, and

• underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the subadviser considers, among other factors, whether:

  The security is overvalued relative to alternative investments.
  The security has reached the subadviser’s price objective.
  The company has met the subadviser’s earnings and/or growth expectations.
  The security exhibits unacceptable correlation characteristics with other portfolio holdings.
  The company or the security continues to meet the other standards described above.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series NAV:

Best Quarter: 21.67% (Quarter ended 9/30/2009) Worst Quarter: -27.70% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Mid Cap Value Equity Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Since Inception	Date of Inception
Series NAV	(8.49%)	(0.46%)	0.38%	Apr 28, 2006
Russell Mid Cap Value Index	(1.38%)	0.04%	1.83%	Apr 28, 2006

Mid Value Trust | Prospectus Series I, Series II and Series NAV Shares
MID VALUE TRUST
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Mid Value Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee		0.95%	0.95%	0.95%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.04%	0.04%	0.04%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%
Total fund operating expenses		1.06%	1.26%	1.01%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Mid Value Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	108	337	585	1,294
Series II	128	400	692	1,523
Series NAV	103	322	558	1,236

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in companies with market capitalizations that are within the Russell Midcap Value Index ($162 million to $21.5 billion as of February 29, 2012). The fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The subadviser employs a value approach in selecting investments. The subadviser’s in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The subadviser generally looks for companies with one or more of the following characteristics:

  Low stock prices relative to net assets, earnings, cash flow, sales, book value, or private market value;
  Demonstrated or potentially attractive operating margins, profits and/or cash flow;
  Sound balance sheets and other positive financial characteristics;
  Significant stock ownership by management/employees; and
  Experienced and capable management.

The fund’s sector exposure is broadly diversified as a result of stock selection and therefore may vary significantly from its benchmark, the Russell Midcap Value Index. The market capitalization of companies held by the fund and included in the indices changes over time. The fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside these ranges.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the subadviser believes will provide an opportunity for substantial appreciation. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

The fund may invest in IPOs. While most assets will be invested in U.S. common stocks, the fund may purchase other types of securities, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), certain exchange-traded funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

Except when engaged in temporary defensive investing, the fund normally has less than 10% of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund’s predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b-1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series NAV:

Best Quarter: 23.21% (Quarter ended 6/30/2009) Worst Quarter: -23.60% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Mid Value Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	(4.83%)	1.18%	7.20%	Apr 29, 2005
Series II	(5.04%)	0.96%	7.04%	Apr 29, 2005
Series NAV	(4.71%)	1.23%	7.22%	May 1, 1998
Russell Mid Cap Value Index	(1.38%)	0.04%	7.67%	May 1, 1998

Money Market Trust | Prospectus Series I, Series II and Series NAV Shares
MONEY MARKET TRUST
Investment Objective
To obtain maximum current income consistent with preservation of principal and liquidity.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Money Market Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.47%	0.47%	0.47%	[1]
Distribution and service (12b-1) fees	0.05%	0.25%	none	[1]
Other Expenses	0.03%	0.03%	0.03%	[1]
Total fund operating expenses	0.55%	0.75%	0.50%	[1]
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Money Market Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	56	176	307	689
Series II	77	240	417	930
Series NAV	51	160	280	628

Principal Investment Strategies

Under normal market conditions, the fund invests in high quality, U.S. dollar-denominated money market instruments. The subadviser may invest the fund’s assets in high quality, U.S. dollar-denominated money market instruments of the following types:

  obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (“U.S. Government Securities”), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the fund must be payable in U.S. dollars);
  certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers’ acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million (or less than $100 million if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);
  commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any nationally recognized statistical rating organization (NRSRO) (such as “P-1” or “P-2” by Moody’s or “A-1” or “A-2” by Standard & Poor’s) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the fund’s Board of Trustees, has determined to be of minimal credit risk and comparable quality. Securities in the highest rating category and their unrated equivalents are referred to as “First Tier” securities. Securities in the second-highest rating category and their equivalents are referred to as “Second Tier” securities;
  corporate obligations maturing in 397 days or less which at the date of investment are rated in the highest rating category by any NRSRO (such as “Aaa” by Moody’s or “AAA” by Standard & Poor’s);
  corporate obligations maturing in 45 days or less which at the date of investment are rated in the second highest rating category by any NRSRO (such as “Aa” by Moody’s or “AA” by Standard & Poor’s);
  short-term obligations issued by state and local governmental issuers;
  securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
  repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the fund and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the fund’s investments in First Tier securities will mature in 397 days or less and the fund’s investments in Second Tier securities will mature in 45 days or less. The fund maintains a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less. Unlike the fund’s weighted average maturity, the fund’s weighted average life is calculated without reference to the re-set dates of variable rate debt obligations held by the fund. By limiting the maturity of its investments, the fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the fund invests only in securities which the fund’s Board of Trustees determines to present minimal credit risks and which at the time of purchase are “eligible securities” as defined by Rule 2a-7 under the 1940 Act.

The fund may invest up to 20% of its total assets in any of the U.S. dollar-denominated foreign securities described above. The fund will not acquire any security if, after doing so, more than 5% of its total assets would be invested in illiquid securities. An “illiquid security” is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund. The fund may not invest more than 3% of its total assets in Second Tier securities or more than 0.50% in Second Tier securities of a single issuer. The fund is not authorized to enter into mortgage dollar rolls or warrants.

The fund seeks to maintain a stable net asset value (“NAV”) per share of $1.00.

The fund generally expects to declare and pay dividends from net investment income on a daily basis on each share class as long as the income attributable to a class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The fund has adopted this policy because, in the current investment environment of low interest rates, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “General Information —Dividends” below. For a description of the allocation of expenses among fund share classes, see “Multiclass Pricing; Rule 12b-1 Plans” in the prospectus.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the fund. For example, the fund could lose money if a security purchased by the fund is downgraded and the fund must sell the security at less than the cost of the security. There is no assurance that the fund will be able to maintain a constant per share NAV of $1.00.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 1.18% (Quarter ended 9/30/2006) Worst Quarter: 0.00% (Quarter ended 12/31/2011)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Money Market Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	0.07%	1.30%	1.61%	Jun 15, 1985
Series II	0.07%	1.20%	1.46%	Jan 28, 2002

Money Market Trust B | Prospectus Series NAV Shares
MONEY MARKET TRUST B
Investment Objective
To obtain maximum current income consistent with preservation of principal and liquidity.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Money Market Trust B Prospectus Series NAV Shares Series NAV
Share Class		Series NAV
Management fee		0.50%
Distribution and service (12b-1) fees		none
Other Expenses		0.02%
Total fund operating expenses		0.52%
Contractual expense reimbursement	[1]	(0.24%)
Net fund operating expenses		0.28%
[1]	JHVIT sells shares of the fund only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company (U.S.A.) and its affiliates. As reflected in the table, the fund is subject to an expense cap pursuant to an agreement between JHVIT and the Adviser as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund's annual operating expenses do not exceed its "Net Operating Expenses" as shown in the table above. A fund's "Total Operating Expenses" includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund's business. Under the agreement, the Adviser's obligation to provide the expense cap will remain in effect until April 30, 2013 and will terminate after that date only if JHVIT, without the prior written consent of the Adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the separate accounts and other persons specified in the agreement.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
Money Market Trust B Prospectus Series NAV Shares Series NAV	29	143	267	630

Principal Investment Strategies

Under normal market conditions, the fund invests in high quality, U.S. dollar-denominated money market instruments. The subadviser may invest the fund’s assets in high quality, U.S. dollar-denominated money market instruments of the following types:

  obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (“U.S. Government Securities”), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the fund must be payable in U.S. dollars);
  certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers’ acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million (or less than $100 million if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);
  commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any nationally recognized statistical rating organization (NRSRO) (such as “P-1” or “P-2” by Moody’s or “A-1” or “A-2” by Standard & Poor’s) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the fund’s Board of Trustees, has determined to be of minimal credit risk and comparable quality. Securities in the highest rating category and their unrated equivalents are referred to as “First Tier” securities. Securities in the second-highest rating category and their equivalents are referred to as “Second Tier” securities;
  corporate obligations maturing in 397 days or less which at the date of investment are rated in the highest rating category by any NRSRO (such as “Aaa” by Moody’s or “AAA” by Standard & Poor’s);
  corporate obligations maturing in 45 days or less which at the date of investment are rated in the second highest rating category by any NRSRO (such as “Aa” by Moody’s or “AA” by Standard & Poor’s);
  short-term obligations issued by state and local governmental issuers;
  securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
  repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the fund and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the fund’s investments in First Tier securities will mature in 397 days or less and the fund’s investments in Second Tier securities will mature in 45 days or less. The fund maintains a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less. Unlike the fund’s weighted average maturity, the fund’s weighted average life is calculated without reference to the re-set dates of variable rate debt obligations held by the fund. By limiting the maturity of its investments, the fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the fund invests only in securities which the fund’s Board of Trustees determines to present minimal credit risks and which at the time of purchase are “eligible securities” as defined by Rule 2a-7 under the 1940 Act.

The fund may invest up to 20% of its total assets in any of the U.S. dollar-denominated foreign securities described above. The fund will not acquire any security if, after doing so, more than 5% of its total assets would be invested in illiquid securities. An “illiquid security” is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund. The fund may not invest more than 3% of its total assets in Second Tier securities or more than 0.50% in Second Tier securities of a single issuer. The fund is not authorized to enter into mortgage dollar rolls or warrants.

The fund seeks to maintain a stable net asset value (“NAV”) per share of $1.00.

The fund generally expects to declare and pay dividends from net investment income on a daily basis on each share class as long as the income attributable to a class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The fund has adopted this policy because, in the current investment environment of low interest rates, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “General Information —Dividends” below. For a description of the allocation of expenses among fund share classes, see “Multiclass Pricing; Rule 12b-1 Plans” in the prospectus.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the fund. For example, the fund could lose money if a security purchased by the fund is downgraded and the fund must sell the security at less than the cost of the security. There is no assurance that the fund will be able to maintain a constant per share NAV of $1.00.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund’s predecessor fund. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series NAV:

Best Quarter: 1.25% (Quarter ended 9/30/2006) Worst Quarter: 0.00% (Quarter ended 12/31/2011)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns	One Year	Five Year	Ten Year	Date of Inception
Money Market Trust B Prospectus Series NAV Shares Series NAV	0.08%	1.49%	1.86%	Apr 29, 2005

Mutual Shares Trust | Prospectus Series I, Series II and Series NAV Shares
MUTUAL SHARES TRUST
Investment Objective
To seek capital appreciation, which may occasionally be short-term.
Income is a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Mutual Shares Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II		Series NAV
Share Class	Series I	Series II		Series NAV
Management fee	0.96%	0.96%	[1]	0.96%
Distribution and service (12b-1) fees	0.05%	0.25%	[1]	none
Other Expenses	0.07%	0.07%	[1]	0.07%
Total fund operating expenses	1.08%	1.28%	[1]	1.03%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Mutual Shares Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	110	343	595	1,317
Series II	130	406	702	1,545
Series NAV	105	328	569	1,259

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests primarily in equity securities (including convertible securities or securities the subadviser expects to be exchanged for common or preferred stock) of companies of any nation that the subadviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Following this value-oriented strategy, the fund invests primarily in:

  Undervalued Securities. Securities the subadviser believes are trading at a discount to intrinsic value. And, to a lesser extent, the fund also invests in:
  Risk Arbitrage Securities. Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the subadviser believes are inexpensive relative to an economically equivalent security of the same or another company.
  Distressed Companies. Securities of companies that are, or are about to be, involved in reorganizations, financial realigning or bankruptcy.

In pursuit of its value-oriented strategy, the fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the fund invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations (share price multiplied by the number of shares of common stock outstanding) greater than $5 billion, with a portion to significant amount in smaller companies. The fund may invest up to 35% of its assets in foreign securities including sovereign debt and participations in foreign government debt.

The fund’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the fund, in effect, steps into the shoes of the lender. If the loan is secured, the fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The fund generally makes such investments to achieve capital appreciation rather than to seek income. When engaging in an arbitrage strategy, the fund typically buys one security while at the same time selling short another security. The fund generally buys the security that the subadviser believes is either inexpensive relative to the price of the other security or otherwise undervalued, and sells short the security that the subadviser believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring or other corporate action or event.

The subadviser employs a research driven, fundamental value strategy for the fund. In choosing equity investments, the subadviser focuses on the market price of a company’s securities relative to the subadviser’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the subadviser’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The subadviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

The fund may also engage from time to time in an “arbitrage” strategy. When engaging in an arbitrage strategy, a fund typically buys one security while at the same time selling short another security. Such fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sell short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, a fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result. Arbitrage securities and distressed companies risk A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the fund.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Distressed investments risk Many distressed investments, including loans, loan participations, bonds, notes and nonperforming and sub-performing mortgage loans, are not publicly traded and may involve a substantial degree of risk.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series NAV:

Best Quarter: 17.31% (Quarter ended 6/30/2009) Worst Quarter: -21.42% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Mutual Shares Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Since Inception	Date of Inception
Series I	(0.94%)	(3.81%)	Jan 28, 2008
Series NAV	(0.89%)	(3.77%)	May 1, 2007
S&P 500 Index	2.11%	(1.32%)	May 1, 2007

Natural Resources Trust | Prospectus Series I, Series II and Series NAV Shares
NATURAL RESOURCES TRUST
Investment Objective
To seek long-term total return.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Natural Resources Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.06%	0.06%	0.06%
Total fund operating expenses	1.11%	1.31%	1.06%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Natural Resources Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	113	353	612	1,352
Series II	133	415	718	1,579
Series NAV	108	337	585	1,294

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 87% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resources-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

The fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The fund invests in four major sectors: (1) energy, (2) metals and mining, (3) forest products and (4) other natural resource-based companies, which are described below.

Energy. The energy sector includes companies engaged in exploration, production, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining. The metals and mining sector includes companies engaged in the exploration, production, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Forest Products. The forest products sector includes timber, pulp and paper product companies.

Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials.

The fund’s “normal” allocation across the natural resources sectors is approximately:
  60% —Energy and energy related
  30% —Metals and mining
  10% —Forest products, miscellaneous commodities companies and non-ferrous metals

The “normal” sector allocation reflects the subadviser’s view on availability and relative attractiveness of investment opportunities within the natural resources area. The fund’s sector allocation might differ significantly from this “normal” allocation at any specific point in time.

The subadviser uses a value-based approach to invest in a broad range of natural resources sectors. The subadviser utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Under normal market conditions, the fund is fully invested.

Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of the subadviser’s analysis is understanding the economic and political dynamics of each of these countries. The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards to protect the value of the fund’s assets when the subadviser deems it advisable to do so.

The subadviser utilizes fundamental research to identify companies with the best growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. The subadviser uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

When the subadviser deems it advisable to do so, the fund utilizes currency hedging to protect the value of the fund’s assets. The fund may enter into derivative currency transactions, including currency forwards, cross currency forwards, foreign currency swaps, and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. The fund utilizes currency hedging to protect the value of the fund’s assets when the subadviser deems it advisable to do so.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Natural resources risk The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index is comprised of 60% MSCI World Energy Index, 30% MSCI World Metals & Mining Index and 10% MSCI World Paper & Forest Products Index.

Calendar year total returns for Series I:

Best Quarter: 26.69% (Quarter ended 6/30/2009) Worst Quarter: -36.61% (Quarter ended 9/30/2008)
Average Annual Total Returns for period ended 12/31/2011
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.
Average Annual Total Returns Natural Resources Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Since Inception	Date of Inception
Series I	(20.29%)	(0.10%)	14.37%	May 5, 2003
Series II	(20.38%)	(0.29%)	14.14%	May 5, 2003
Series NAV	(20.27%)	(0.06%)	14.41%	Feb 28, 2005
MSCI World Energy Index (gross of foreign withholding taxes on dividends)	0.69%	3.17%	13.53%	May 5, 2003
MSCI World Metals & Mining Index (gross of foreign withholding taxes on dividends)	(27.48%)	0.84%	16.98%	May 5, 2003
MSCI World Paper & Forest Products Index (gross of foreign withholding taxes on dividends)	(17.75%)	(7.82%)	0.33%	May 5, 2003
Combined Index	(10.19%)	2.01%	13.77%	May 5, 2003

New Income Trust | Prospectus Series I, Series II and Series NAV Shares
NEW INCOME TRUST
Investment Objective
To seek a high level of current income consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses New Income Trust Prospectus Series I, Series II and Series NAV Shares	Series I		Series II		Series NAV
Share Class	Series I		Series II		Series NAV
Management fee	0.61%	[1]	0.61%	[1]	0.61%
Distribution and service (12b-1) fees	0.05%	[1]	0.25%	[1]	none
Other Expenses	0.04%	[1]	0.04%	[1]	0.04%
Total fund operating expenses	0.70%	[1]	0.90%	[1]	0.65%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example New Income Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	72	224	390	871
Series II	92	287	498	1,108
Series NAV	66	208	362	810

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Principal Investment Strategies

The fund will invest at least 80% of its total assets in income-producing securities, which may include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, foreign securities (up to 10% of total assets) including emerging markets, collateralized mortgage obligations (CMOs), Treasury inflation protected securities, and other securities, including, on occasion, equities.

Eighty percent (80%) of the debt securities purchased by the fund will be rated investment grade (AAA, AA, A, BBB, or equivalent) by each of the major credit rating agencies (Standard & Poor’s, Moody’s, and Fitch) that have assigned a rating to the security or if the security is unrated, be deemed to be of investment-grade quality by T. Rowe Price. Up to 15% of the fund’s total assets may be invested in “split-rated securities,” or those rated investment grade by at least one rating agency but below investment grade by others.

In addition, the fund may invest up to 5% of its total assets in below investment grade securities (commonly known as “junk bonds”). The fund has considerable flexibility in seeking high yield securities. There are no maturity restrictions, so the fund can purchase longer-term bonds, which tend to have higher yields than shorter-term issues. However, the portfolio’s weighted average maturity is expected to be between four and fifteen years. In addition, when there is a large yield difference between the various quality levels, the fund may move down the credit scale and purchase lower-rated bonds with higher yields. When the difference is small or the outlook warrants, the fund may concentrate investments in higher-rated issues.

In keeping with the fund’s objective, it may also invest in other securities, and use futures, options, swaps and foreign currency forward contracts.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

Active management of the portfolio can result in bonds being sold at gains or losses. However, over the long term, the fund seeks to achieve its objective by investing primarily in income-producing securities that possess what the subadviser believes are favorable total return (income plus changes in principal) characteristics.

In pursuing its investment strategy, the subadviser has the discretion to purchase some securities that do not meet the fund’s normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, a debt restructuring or other extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund may also hold a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, rated in the two highest rating categories or equivalent ratings as determined by the subadviser, maturing in one year or less. The fund may invest cash reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks— Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in foreign currency forward contracts, foreign currency swaps, futures contracts and options.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future. Effective May 3, 2010, the fund changed its investment polices to reduce exposure to equities, high yield and foreign bonds.
Calendar year total returns for Series NAV:

Best Quarter: 9.13% (Quarter ended 6/30/2009) Worst Quarter: -5.13% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns New Income Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Since Inception	Date of Inception
Series NAV	5.91%	5.14%	5.70%	Oct 24, 2005
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.09%	Oct 24, 2005

Real Estate Securities Trust | Prospectus Series I, Series II and Series NAV Shares
REAL ESTATE SECURITIES TRUST
Investment Objective
To seek to achieve a combination of long-term capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Real Estate Securities Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.04%	0.04%	0.04%
Total fund operating expenses	0.79%	0.99%	0.74%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Real Estate Securities Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	81	252	439	978
Series II	101	315	547	1,213
Series NAV	76	237	411	918

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 86% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (“REITs”) and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of the subadviser, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

The subadviser looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, the subadviser tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers the subadviser believes will be the most profitable to the fund. The subadviser also considers the effect of the real estate securities markets in general when making investment decisions. The subadviser does not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The fund may realize some short-term gains or losses if the subadviser chooses to sell a security because it believes that one or more of the following is true:

  A security is not fulfilling its investment purpose;
  A security has reached its optimum valuation; or
  A particular company or general economic conditions have changed.

Based on its recent practices, the subadviser expects that the fund’s assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

When the subadviser believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the fund’s cash assets remain liquid while performing more like stocks.)

The fund may invest up to 10% of its total assets in securities of foreign real estate companies.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 32.43% (Quarter ended 9/30/2009) Worst Quarter: -39.92% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Real Estate Securities Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	9.46%	(1.21%)	10.60%	Apr 30, 1987
Series II	9.24%	(1.40%)	10.41%	Jan 28, 2002
Series NAV	9.58%	(1.15%)	10.65%	Feb 28, 2005
MSCI U.S. REIT Index	8.69%	(1.51%)	10.16%	Apr 30, 1987

Real Return Bond Trust | Prospectus Series I, Series II and Series NAV Shares
REAL RETURN BOND TRUST
Investment Objective
To seek maximum real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Real Return Bond Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.08%	0.08%	0.08%
Total fund operating expenses	0.83%	1.03%	0.78%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Real Return Bond Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	85	265	460	1,025
Series II	105	328	569	1,259
Series NAV	80	249	433	966

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 496% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and foreign governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

  securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
  corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;
  mortgage-backed and other asset-backed securities;
  inflation-indexed bonds issued by both governments and corporations;
  structured notes, including hybrid or “indexed” securities and event-linked bonds;
  loan participations and assignments;
  delayed funding loans and revolving credit facilities;
  bank certificates of deposit, fixed time deposits and bankers’ acceptances;
  debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
  repurchase agreements and reverse repurchase agreements;
  obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
  obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign dollar-denominated securities or foreign currencies) to 20% of its total assets. The fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The effective duration of this fund normally varies within three years (plus or minus) of the duration of the benchmark, as calculated by PIMCO.

The fund may invest up to 10% of its total assets in preferred stocks.

The fund may also lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales “against the box.”

The fund may:

  purchase and sell options on domestic and foreign securities, securities indexes and currencies, purchase and sell futures and options on futures,
  purchase and sell currency or securities on a forward basis, and enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Inverse floating rate securities Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 6.26% (Quarter ended 3/31/2009) Worst Quarter: -8.12% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.
Average Annual Total Returns Real Return Bond Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Since Inception	Date of Inception
Series I	12.02%	7.58%	6.14%	May 5, 2003
Series II	11.86%	7.38%	5.92%	May 5, 2003
Series NAV	12.15%	7.63%	6.17%	Feb 28, 2005
Barclays Capital U.S. TIPS Index	13.56%	7.95%	6.58%	May 5, 2003

Science & Technology Trust | Prospectus Series I, Series II and Series NAV Shares
SCIENCE & TECHNOLOGY TRUST
Investment Objective
To seek long-term growth of capital. Current income is incidental to the fund’s objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Science & Technology Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	1.05%	1.05%	1.05%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.06%	0.06%	0.06%
Total fund operating expenses	1.16%	1.36%	1.11%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Science & Technology Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	118	368	638	1,409
Series II	138	431	745	1,635
Series NAV	113	353	612	1,352

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 115% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity-linked notes and derivatives relating to common stocks, such as options on equity-linked notes.

The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

50%* T. Rowe Price Associates, Inc. (“T. Rowe Price”)

50%* RCM Capital Management LLC (“RCM”)

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

This allocation methodology may change in the future.

Some industries likely to be represented in the fund include:

  information technology including hardware, software, semiconductors and technology equipment telecommunications equipment and services
  media including advertising, broadcasting, cable and satellite, movies, entertainment, publishing and information services environmental services
  internet commerce and advertising
  life sciences and health care, including pharmaceuticals, health care equipment and services, and biotechnology chemicals and synthetic materials
  defense and aerospace
  alternative energy

While most of the fund’s assets are invested in U.S. common stocks, the fund may also purchase other types of securities, including U.S. dollar- and foreign currency-denominated foreign securities, convertible stocks and bonds, and warrants, and use futures and options, in keeping with the fund’s investment objectives.

Stock selection for the fund generally reflects a growth approach based on an assessment of a company’s fundamental prospects for above-average earnings, rather than on a company’s size. As a result, fund holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records. The fund may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The fund may invest in technology companies through IPOs.

The fund holds a certain portion of its assets in money market reserves, which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates.

In managing its portion of the fund, RCM may enter into short sales including short sales against the box.

In pursuing the fund’s investment objective, each subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when they perceive an unusual opportunity for gain. These special situations might arise when a subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 23.51% (Quarter ended 6/30/2009) Worst Quarter: -27.72% (Quarter ended 6/30/2002)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Science & Technology Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	(7.75%)	4.66%	1.97%	Jan 1, 1997
Series II	(7.97%)	4.45%	1.81%	Jan 28, 2002
Series NAV	(7.72%)	4.71%	2.01%	Apr 29, 2005
S&P 500 Index	2.11%	(0.25%)	2.92%	Jan 1, 1997
Lipper Science and Technology Index	(5.81%)	2.73%	1.74%	Jan 1, 1997

Short Term Government Income Trust | Prospectus Series I, Series II and Series NAV Shares
SHORT TERM GOVERNMENT INCOME TRUST
Investment Objective
To seek a high level of current income consistent with preservation of capital.
Maintaining a stable share price is a secondary goal.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Short Term Government Income Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.56%	0.56%	0.56%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.04%	0.04%	0.04%
Total fund operating expenses	0.65%	0.85%	0.60%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Short Term Government Income Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	66	208	362	810
Series II	87	271	471	1,049
Series NAV	61	192	335	750

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 88% of the average value of its portfolio.
Principal Investment Strategies

The fund seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities (U.S. government securities). Under normal circumstances, the fund’s effective duration is no more than 3 years.

U.S. government securities may be supported by:

  The full faith and credit of the United States government, such as Treasury bills, notes and bonds, and Government National Mortgage Association Certificates.
  The right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation.
  The credit of the instrumentality, such as obligations of the Federal National Mortgage Association.

The fund may invest in higher-risk securities, including U.S. dollar-denominated foreign government securities and asset-backed securities. It may also invest up to 10% of its net assets in foreign governmental high yield securities (junk bonds) rated as low as B and their unrated equivalents.

In managing the portfolio of the fund, the subadviser considers interest rate trends to determine which types of bonds to emphasize at a given time. The fund typically favors mortgage-related securities when it anticipates that interest rates will be relatively stable, and favors U.S. Treasuries at other times. Because high yield bonds often respond to market movements differently from U.S. government bonds, the fund may use them to manage volatility.

The fund may invest in mortgage-related securities and Treasury futures to protect against adverse changes and manage risks.

The fund may invest in other investment companies, including exchange traded funds (“ETFs”), and engage in short sales.

Under normal circumstances, the fund’s effective duration is no more than 3 years which means that the fund may purchase securities with a duration of greater than 3 years as long as the fund’s average duration does not exceed 3 years.

The fund may trade securities actively which could increase transaction costs (thus lowering performance).

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series NAV:

Best Quarter: 1.87%(Quarter ended 6/30/2010) Worst Quarter: -0.58% (Quarter ended 12/31/2010)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Short Term Government Income Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Since Inception	Date of Inception
Series I	2.77%	2.65%	Apr 30, 2010
Series II	2.56%	2.54%	Apr 30, 2010
Series NAV	2.82%	2.69%	Jan 2, 2009
Barclays Capital U.S. Government 1-5 Year Index	3.20%	2.58%	Jan 2, 2009

Small Cap Growth Trust | Prospectus Series I, Series II and Series NAV Shares
SMALL CAP GROWTH TRUST
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Small Cap Growth Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	1.06%	1.06%	1.06%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.05%	0.05%	0.05%
Total fund operating expenses	1.16%	1.36%	1.11%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Small Cap Growth Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	118	368	638	1,409
Series II	138	431	745	1,635
Series NAV	113	353	612	1,352

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 136% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($3.6 billion as of February 29, 2012) or the S&P Small Cap 600 Index ($2.9 billion as of February 29, 2012).

The fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

The subadviser selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

The subadviser looks for companies based on a combination of criteria including one or more of the following:

  Improving market shares and positive financial trends;
  Superior management with significant equity ownership; and
  Attractive valuations relative to earnings growth outlook.

The fund is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. The fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities. The fund may invest significantly in the information technology sector.

Except as otherwise stated under “Additional Information About the Funds— Temporary Defensive Investing,” the fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The fund may invest in Initial Public Offerings (IPOs). The fund may also purchase each of the following types of securities: U.S dollar-denominated foreign securities and certain exchange-traded funds (ETFs).

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 26.55% (Quarter ended 6/30/2003) Worst Quarter: -25.69% (Quarter ended 9/30/2002)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Small Cap Growth Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	(6.81%)	1.03%	5.06%	Apr 29, 2005
Series II	(7.01%)	0.83%	4.90%	Apr 29, 2005
Series NAV	(6.79%)	1.07%	5.09%	Apr 29, 2005
Russell 2000 Growth Index	(2.91%)	2.09%	4.48%	Apr 29, 2005

Small Cap Index Trust | Prospectus Series I, Series II and Series NAV Shares
SMALL CAP INDEX TRUST
Investment Objective
Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Small Cap Index Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee		0.47%	0.47%	0.47%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.03%	0.03%	0.03%
Acquired Fund Fees and Expenses	[1]	0.05%	0.05%	0.05%
Total fund operating expenses		0.60%	0.80%	0.55%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Small Cap Index Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	61	192	335	750
Series II	82	255	444	990
Series NAV	56	176	307	689

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in: (a) the common stocks that are included in the Russell 2000 Index; and (b) securities (which may or may not be included in the Russell 2000 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of February 29, 2012, the market capitalizations of companies included in the Russell 2000 Index ranged from $26 million to $3.6 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the Russell 2000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index; and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 22.77% (Quarter ended 6/30/2003) Worst Quarter: -26.09% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Small Cap Index Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	(4.50%)	(0.18%)	4.99%	May 2, 2000
Series II	(4.64%)	(0.37%)	4.80%	Jan 28, 2002
Series NAV	(4.38%)	(0.11%)	5.03%	Apr 29, 2005
Russell 2000 Index	(4.18%)	0.15%	5.62%	May 2, 2000

Small Cap Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares
SMALL CAP OPPORTUNITIES TRUST
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Small Cap Opportunities Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee		1.00%	1.00%	1.00%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.05%	0.05%	0.05%
Acquired Fund fees and expenses	[1]	0.02%	0.02%	0.02%
Total fund operating expenses		1.12%	1.32%	1.07%
Contractual expense reimbursement	[2]	(0.09%)	(0.09%)	(0.09%)
Net fund operating expenses		1.03%	1.23%	0.98%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Small Cap Opportunities Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	105	347	608	1,355
Series II	125	409	715	1,582
Series NAV	100	331	581	1,298

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. The fund has two subadvisers: Invesco Advisers, Inc. (“Invesco”) and Dimensional Fund Advisors LP (“Dimensional” or “DFA”). Each subadviser’s investment strategy is described below.

The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

50% Invesco

50% Dimensional

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

Invesco

Invesco will manage its portion of the fund’s assets (the “Invesco Subadvised Assets”) as follows:

Under normal market conditions, Invesco invests at least 80% of the Invesco Subadvised Assets (plus any borrowings for investment purposes) in equity securities, including convertible securities, of small-capitalization companies. Invesco considers small-capitalization companies to be those companies with market capitalizations, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of February 29, 2012, the capitalization of companies in the Russell 2000 Index range from $26 million to $3.6 billion.

Invesco considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase (i.e., the projected price level as stated by an investment analyst) is exceeded or a change in technical outlook indicates poor relative strength.

The Invesco Subadvised Assets may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund’s direct investments, and may include warrants, futures, options, exchange-traded funds (ETFs) and American Depositary Receipts. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. Options and index futures may be used to equitize cash and for other liquidity purposes in special situations.

Invesco attempts to provide potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace. Under normal conditions, the top 10 holdings may comprise up to 25% of the Invesco Subadvised Assets.

In selecting investments, Invesco utilizes a disciplined portfolio construction process that aligns the fund with the S&P SmallCap 600 Index, which Invesco believes represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis:

  Fundamental analysis involves building a series of financial models (tools to analyze stock), as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.
  Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
  Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength (the price of stock in comparison to the rest of the market), trading volume characteristics, and trend analysis (using past data to predict future movement of stock) are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

Invesco may invest up to 25% of the Invesco Subadvised Assets in foreign securities. The fund’s investments in foreign securities may include direct investments in foreign currency-denominated securities traded outside of the U.S.

Invesco may invest up to 15% of the Invesco Subadvised Assets in real estate investment trusts (“REITs”).

Dimensional

DFA will manage its portion of the fund’s assets (the “DFA Subadvised Assets”) as follows:

DFA generally will invest the DFA Subadvised Assets in a broad and diverse group of common stocks of small and mid cap companies traded on a U.S. national securities exchange or on the over-the counter market that DFA determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book-to-market ratio”). In assessing value, DFA may consider additional factors, such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria DFA uses for assessing value are subject to change from time to time. As of the date of this Prospectus, DFA considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. DFA uses a market capitalization weighted approach in weighing portfolio securities. See “Market Capitalization Weighted Approach” below. DFA does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

DFA may sell portfolio securities when the issuer’s market capitalization increases to a level that exceeds that of the issuer with the largest market capitalization that is then eligible for investment by the DFA Subadvised Assets. In addition, DFA may sell portfolio securities when their book-to-market ratios fall below those of the security with the lowest such ratio that is then eligible for purchase by the DFA Subadvised Assets. However, DFA may retain securities of issuers with relatively smaller market capitalizations for longer periods, despite a decrease in the issuers’ book-to-market ratios.

The total market capitalization ranges, and the value criteria used by DFA for the DFA Subadvised Assets, as described above, generally apply at the time of purchase. DFA will not be required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, DFA is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in DFA’s judgment, circumstances warrant their sale.

DFA may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. DFA may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. DFA may also invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity.

Market Capitalization Weighted Approach

The strategy used by DFA in managing the DFA Subadvised Assets involves market capitalization weighting in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by DFA for a variety of factors. DFA may consider such factors as free float, momentum, liquidity management and other factors determined to be appropriate by DFA given market conditions. DFA may deviate from market capitalization weighting to limit or fix the exposure of the DFA Subadvised Assets to a particular issuer to a maximum proportion of the assets of the DFA Subadvised Assets. DFA may exclude the stock of a company that meets applicable market capitalization criteria if DFA determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 26.43% (Quarter ended 6/30/2009) Worst Quarter: -26.09% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Small Cap Opportunities Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Since Inception	Date of Inception
Series I	(3.16%)	(2.12%)	7.58%	May 5, 2003
Series II	(3.32%)	(2.32%)	7.37%	May 5, 2003
Series NAV	(3.12%)	(2.08%)	7.63%	Feb 28, 2005
Russell 2000 Value Index	(5.50%)	(1.87%)	8.46%	May 5, 2003
Russell 2000 Index	(4.18%)	0.15%	8.47%	May 5, 2003

Small Cap Value Trust | Prospectus Series I, Series II and Series NAV Shares
SMALL CAP VALUE TRUST
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Small Cap Value Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee		1.05%	1.05%	1.05%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.04%	0.04%	0.04%
Acquired Fund fees and expenses	[1]	0.19%	0.19%	0.19%
Total fund operating expenses		1.33%	1.53%	1.28%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Small Cap Value Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	135	421	729	1,601
Series II	156	483	834	1,824
Series NAV	130	406	702	1,545

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($3.6 billion as of February 29, 2012) or the S&P SmallCap 600 Index ($2.9 billion as of February 29, 2012).

The fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadviser believes have distinct value characteristics based on industry-specific valuation criteria. The subadviser focuses on high quality companies with a proven record of above-average rates of profitability that sell at a discount relative to the overall small-cap market.

Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

  Sustainable competitive advantages within a market niche;
  Strong profitability and free cash flows;
  Strong market share positions and trends;
  Quality of and share ownership by management; and
  Financial structures that are more conservative than the relevant industry average.

The fund's sector exposures are broadly diversified, but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The fund may invest up to 15% of its total assets in foreign securities (with no more than 5% in emerging market securities). The fund may have significant investments in the financial services sector.

Except as otherwise stated under “Additional Information about the Funds— Temporary Defensive Investing,” the fund normally has 10% or less (usually lower) of its total assets invested in cash and cash equivalents.

The fund may invest in IPOs. The fund may also purchase each of the following types of securities: REITs or other real estate-related equity securities, U.S. dollar-denominated foreign securities and certain ETFs. For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund's predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b-1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series NAV:

Best Quarter: 20.61% (Quarter ended 9/30/2009) Worst Quarter: -23.35% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Small Cap Value Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	1.15%	3.31%	9.52%	Apr 29, 2005
Series II	0.90%	3.09%	9.36%	Apr 29, 2005
Series NAV	1.15%	3.36%	9.55%	Aug 31, 1999
Russell 2000 Value Index	(5.50%)	(1.87%)	6.40%	Aug 31, 1999

Small Company Growth Trust | Prospectus Series I, Series II and Series NAV Shares
SMALL COMPANY GROWTH TRUST
Investment Objective
To seek long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Small Company Growth Trust Prospectus Series I, Series II and Series NAV Shares	Series I		Series II		Series NAV
Share Class	Series I		Series II		Series NAV
Management fee	1.00%	[1]	1.00%	[1]	1.00%
Distribution and service (12b-1) fees	0.05%	[1]	0.25%	[1]	none
Other Expenses	0.08%	[1]	0.08%	[1]	0.08%
Total fund operating expenses	1.13%	[1]	1.33%	[1]	1.08%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Small Company Growth Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	115	359	622	1,375
Series II	135	421	729	1,601
Series NAV	110	343	595	1,317

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of February 29, 2012, the capitalizations of companies included in the Russell 2000 Index ranged from $26 million to $3.6 billion.

The fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments, including futures and options. Options and index futures may be used to equitize cash and for other liquidity purposes in special situations. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments and may include warrants, ETFs and American Depositary Receipts (ADRs). Synthetic and derivative instruments may have the effect of leveraging the fund's portfolio. The fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. The fund may also invest significantly in the information technology sector.

In selecting investments, the subadviser utilizes a disciplined portfolio construction process that constrains the fund's industry group weightings within a specific range versus the industry group weightings of the Russell 2000 Growth Index which the subadviser believes represents the small cap growth asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

  Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.
  Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
  Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

The subadviser may consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series NAV:

Best Quarter: 19.00% (Quarter ended 6/30/2009) Worst Quarter: -26.67% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Small Company Growth Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Since Inception	Date of Inception
Series NAV	(1.77%)	1.95%	4.75%	Oct 24, 2005
Russell 2000 Growth Index	(2.91%)	2.09%	4.65%	Oct 24, 2005

Small Company Value Trust | Prospectus Series I, Series II and Series NAV Shares
SMALL COMPANY VALUE TRUST
Investment Objective
To seek long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Small Company Value Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee		1.03%	1.03%	1.03%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.05%	0.05%	0.05%
Acquired Fund fees and expenses	[1]	0.20%	0.20%	0.20%
Total fund operating expenses		1.33%	1.53%	1.28%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Small Company Value Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	135	421	729	1,601
Series II	156	483	834	1,824
Series NAV	130	406	702	1,545

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index ($26 million to $3.6 billion as of February 29, 2012). The fund invests in small companies whose common stocks are believed to be undervalued. The market capitalization of the companies in the fund's portfolio and the Russell 2000 Index changes over time, and the fund will not sell a stock just because the company has grown to a market capitalization outside the range. The fund may, on occasion, purchase companies with a market capitalization above the range.

Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. The subadviser's in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

  Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company's peers or its own historic norm;
  Low stock price relative to a company's underlying asset values;
  Above-average dividend yield relative to a company's peers or its own historic norm;
  A plan to improve the business through restructuring; and/or
  A sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, including real estate investment trusts (REITs) that pool money to invest in properties and mortgages, the fund may purchase other securities, including foreign securities (up to 20% of its total net assets), futures, and options. The fund may invest in fixed-income and convertible securities without restrictions on quality or rating, including up to 10% of total assets in non-investment-grade fixed-income securities (“junk bonds”). The fund's fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments in bank loans will be made only in companies, municipalities or entities that meet the fund's investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed-income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivatives which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The fund may also invest in options and enter into futures contracts.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 20.80% (Quarter ended 6/30/2009) Worst Quarter: -25.40% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Small Company Value Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	(0.93%)	2.04%	7.96%	Oct 1, 1997
Series II	(1.20%)	1.83%	7.77%	Jan 28, 2002
Series NAV	(0.94%)	2.09%	8.00%	Feb 28, 2005
Russell 2000 Value Index	(5.50%)	(1.87%)	6.40%	Oct 1, 1997

Smaller Company Growth Trust | Prospectus Series I, Series II and Series NAV Shares
SMALLER COMPANY GROWTH TRUST
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Smaller Company Growth Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee		1.06%	1.06%	1.06%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.07%	0.07%	0.07%
Total fund operating expenses		1.18%	1.38%	1.13%
Contractual expense reimbursement	[1]	(0.13%)	(0.13%)	(0.13%)
Net fund operating expenses		1.05%	1.25%	1.00%
[1]	The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Smaller Company Growth Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	107	362	636	1,420
Series II	127	424	743	1,646
Series NAV	102	346	610	1,363

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 89% of the average value of its portfolio.
Principal Investment Strategies

The fund employs a multi-manager approach with three subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The Adviser may change the allocation of fund assets among the subadvisers at any time.

Under normal circumstances, the fund invests at least 80% of its assets in small cap equity securities.

The fund currently defines small cap equity securities as equity securities of companies with market capitalizations not exceeding $5.5 billion at the time of purchase. (The fund is not required to sell a security that has appreciated or depreciated outside this stated market capitalization range.) While the fund's investments will generally consist of U.S.-traded securities, including American Depositary Receipts (“ADRs”), the fund may also invest in foreign securities and have exposure to foreign securities. The fund may also invest in IPOs.

The fund may buy or sell derivatives (such as index futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk. The fund may invest in exchange-traded funds (ETFs).

The portion of the fund managed by John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“John Hancock Asset Management (North America)”) will generally be invested in (a) common stocks included in the MSCI U.S. Small Cap Growth Index; and (b) securities which may or may not be included in the MSCI U.S. Small Cap Growth Index that John Hancock Asset Management (North America) believes as a group will behave in a manner similar to the index. As of February 29, 2012, the market capitalizations of companies included in the MSCI U.S. Small Cap Growth Index range from approximately $45 million to $11.6 billion.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series NAV:

Best Quarter: 19.96% (Quarter ended 6/30/2009) Worst Quarter: -22.29% (Quarter ended 9/30/2011)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Smaller Company Growth Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Since Inception	Date of Inception
Series I	(7.11%)	9.18%	Nov 16, 2009
Series II	(7.29%)	9.04%	Nov 16, 2009
Series NAV	(7.05%)	9.23%	Oct 7, 2008
Russell 2000 Growth Index	(2.91%)	11.48%	Nov 16, 2009

Strategic Allocation Trust | Prospectus Series I, Series II and Series NAV Shares
STRATEGIC ALLOCATION TRUST
Investment Objective
To seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Allocation Trust Prospectus Series I, Series II and Series NAV Shares		Series I		Series II		Series NAV
Share Class		Series I		Series II		Series NAV
Management fee		0.55%	[1]	0.55%	[1]	0.55%
Distribution and service (12b-1) fees		0.05%	[1]	0.25%	[1]	none
Other Expenses		0.54%	[1]	0.54%	[1]	0.54%
Total fund operating expenses		1.14%	[1]	1.34%	[1]	1.09%
Contractual expense reimbursement	[2]	(0.34%)	[1]	(0.34%)	[1]	(0.34%)
Net fund operating expenses		0.80%	[1]	1.00%	[1]	0.75%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
[2]	The Adviser has contractually limited other fund level expenses to 0.20%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Strategic Allocation Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	82	329	595	1,356
Series II	102	391	702	1,583
Series NAV	77	313	568	1,298

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the period April 28, 2011 to December 31, 2011, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests in futures contracts, including futures on indexes of securities and on U.S. Treasury securities, fixed-income securities to cover such futures contracts and exchange-traded funds.

Eligible fixed-income investments include, but are not limited to:

  U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation,
  U.S. Treasury futures contracts,
  Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”),
  U.S. and foreign corporate bonds, and
  Foreign government and agency securities.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, but not limited to, futures and options contracts, forward foreign currency contracts and swaps including credit default swaps and total return swaps.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Advance trade estimate risk. Strategic Allocation Trust is one of the available underlying investments of the Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Growth PS Series (Lifestyle PS Series) and it may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the subadviser to the Lifestyle PS Series with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadviser to the Lifestyle PS Series may, but is not required to, provide advance estimates of purchases and redemptions of the Strategic Allocation Trust to the fund’s subadviser. The subadviser to the Strategic Allocation Trust may, but is not required to, adjust the Strategic Allocation Trust’s portfolio with the goal of trading in securities as close to the market close as possible in order to limit the exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the “Trade Date”), and the subadviser to the Lifestyle PS Series provides notice to the Strategic Allocation Trust that the Lifestyle PS Series will purchase additional shares, the subadviser to the Strategic Allocation Trust could buy securities close to the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadviser to the Strategic Allocation Trust could sell securities close to the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadviser places trades in anticipation of purchases and redemptions of Strategic Allocation Trust shares, there can be no assurance that the prices paid by the Strategic Allocation Trust will be better than if the Strategic Allocation Trust had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Strategic Allocation Trust will buy or sell securities the following business day to adjust for this difference. For example, if cash flows into the Strategic Allocation Trust are less than estimated, the Strategic Allocation Trust could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Strategic Allocation Trust are less than estimated, the Strategic Allocation Trust may be required to repurchase positions it had sold. In addition, purchasing securities early could cause the Strategic Allocation Trust to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Strategic Allocation Trust’s assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Strategic Allocation Trust expenses and adversely affect the performance of the Strategic Allocation Trust.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Frequent trading risk The JHVIT Lifestyle PS Series, when redeeming shares of underlying funds, anticipate redeeming assets first from the Bond PS Series and the Strategic Allocation Trust rather than from other underlying funds. These redemptions from the Bond PS Series and the Strategic Allocation Trust may be frequent and may increase portfolio transaction costs, disrupt fund management (affecting the subadviser’s ability to effectively manage the fund in accordance with its investment objective and policies) and dilute the interest in the fund held for long-term investment.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Stripped mortgage securities Stripped mortgage securities are subject to the same risks as other mortgage-backed securities, i.e., different combinations of prepayment, extension, interest rate and/or other market risks.

PS Series Asset Transfer risk The Strategic Asset Allocation Trust is an underlying fund of Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the “JHVIT Lifestyle PS Series”) and is available for investment by the JHVIT Lifestyle PS Series. The JHVIT Lifestyle PS Series and the Bond PS Series are offered only in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, “John Hancock Issuers”). The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyle PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors, including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset reallocations may result in large-scale redemptions by the Lifestyle PS Series from the Strategic Allocation Trust as an underlying fund. These redemptions may negatively affect the performance of the Strategic Allocation Trust by increasing its transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the Strategic Allocation Trust if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Outflows may also increase the fund’s expense ratio.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.
Strategic Income Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares
STRATEGIC INCOME OPPORTUNITIES TRUST
Investment Objective
To seek a high level of current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Income Opportunities Trust Prospectus Series I, Series II and Series NAV Shares		Series I	Series II	Series NAV
Share Class		Series I	Series II	Series NAV
Management fee		0.66%	0.66%	0.66%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.08%	0.08%	0.08%
Acquired Fund fees and expenses	[1]	0.04%	0.04%	0.04%
Total fund operating expenses		0.83%	1.03%	0.78%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Strategic Income Opportunities Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	85	265	460	1,025
Series II	105	328	569	1,259
Series NAV	80	249	433	966

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests primarily in the following types of securities: foreign government and corporate debt securities from developed and emerging markets, U.S. government and agency securities, and high-yield bonds.

The fund may also invest in preferred stock and other types of debt securities.

Although the fund may invest up to 10% of its net assets in securities rated at the time of purchase as low as D (in default) by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) (or their unrated equivalents), it seeks to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund’s average maturity.

In managing the fund, the subadviser allocates assets among the three major types of securities (U.S. government debt and mortgages; corporate debt — primarily high yield; and foreign debt — both government and corporate, including emerging markets) based on analysis of economic factors, such as projected international interest rate movements, industry cycles and political trends. However, the subadviser may invest up to 100% of the fund’s total assets in any one sector. Within each type of security, the subadviser looks for investments that are appropriate for the overall fund in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including restricted or illiquid securities and derivatives, which include futures contracts on securities, indices and foreign currency; options on futures contracts, securities, indices and foreign currency; interest rate, foreign currency and credit default swaps; and foreign currency forward contracts, in each case, for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns. In addition, the fund may invest up to 10% of its net assets in domestic or foreign stocks.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and currency forwards and options.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 9.61% (Quarter ended 6/30/2009) Worst Quarter: -8.83% (Quarter ended 9/30/2011)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Strategic Income Opportunities Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Since Inception	Date of Inception
Series I	2.02%	7.70%	6.99%	May 3, 2004
Series II	1.89%	7.46%	6.78%	May 3, 2004
Series NAV	2.08%	7.74%	7.03%	Apr 29, 2005
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.69%	May 3, 2004

Total Bond Market Trust A | Prospectus Series I, Series II and Series NAV Shares
TOTAL BOND MARKET TRUST A
Investment Objective
To seek to track the performance of the Barclays Capital U.S. Aggregate Bond Index (the “Barclays Index”) (which represents the U.S. investment grade bond market).
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Total Bond Market Trust A Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.02%	0.02%	0.02%
Total fund operating expenses	0.54%	0.74%	0.49%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Total Bond Market Trust A Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	55	173	302	677
Series II	76	237	411	918
Series NAV	50	157	274	616

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Barclays Capital U.S. Aggregate Bond Index (the Barclays Index).

The fund is an index fund, which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The fund is a passively managed fund that seeks to mirror the performance of its target index, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The fund attempts to match the performance of the Barclays Index by holding a representative sample of the securities that comprise the Barclays Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly.

The fund is an intermediate term bond fund of high and medium credit quality that seeks to track the performance of the Barclays Index, which broadly represents the U.S. investment grade bond market.

The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Barclays Index.

The Barclays Index consists of dollar-denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

  U.S. Treasury and agency securities;
  Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage- backed securities (“CMBS”) and collateralized mortgage offerings (“CMOs”);
  Corporate bonds, both U.S. and foreign (if dollar-denominated); and
  Foreign government and agency securities (if dollar-denominated).

The subadviser selects securities to match, as closely as practicable, the Barclays Index’s duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The Barclays Index’s composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

The fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities) such as futures contracts, interest-rate swaps and options.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” such as futures contracts, interest-rate swaps and options.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

TBA mortgage contracts TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 4.75% (Quarter ended 12/31/2008) Worst Quarter: -1.54% (Quarter ended 12/31/2010)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Total Bond Market Trust A Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Since Inception	Date of Inception
Series I	7.06%	5.93%	5.66%	Feb 10, 2006
Series II	6.84%	5.74%	5.49%	May 3, 2007
Series NAV	7.18%	5.99%	5.74%	Feb 10, 2006
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.30%	Feb 10, 2006

Total Bond Market Trust B | Prospectus Series NAV Shares
TOTAL BOND MARKET TRUST B
Investment Objective
To seek to track the performance of the Barclays Capital U.S. Aggregate Bond Index (the “Barclays Index”) (which represents the U.S. investment grade bond market).
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Total Bond Market Trust B Prospectus Series NAV Shares Series NAV
Share Class		Series NAV
Management fee		0.47%
Distribution and service (12b-1) fees		none
Other Expenses		0.06%
Total fund operating expenses		0.53%
Contractual expense reimbursement	[1]	(0.28%)
Net fund operating expenses		0.25%
[1]	JHVIT sells shares of the fund only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company (U.S.A.) and its affiliates. As reflected in the table, the fund is subject to an expense cap pursuant to an agreement between JHVIT and the Adviser as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund's annual operating expenses do not exceed its "Net Operating Expenses" as shown in the table above. A fund's "Total Operating Expenses" includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund's business. Under the agreement, the Adviser's obligation to provide the expense cap will remain in effect until April 30, 2013 and will terminate after that date only if JHVIT, without the prior written consent of the Adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the separate accounts and other persons specified in the agreement.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
Total Bond Market Trust B Prospectus Series NAV Shares Series NAV	26	142	268	638

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Barclays Capital U.S. Aggregate Bond Index (the Barclays Index).

The fund is an index fund, which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The fund is a passively managed fund that seeks to mirror the performance of its target index, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The fund attempts to match the performance of the Barclays Index by holding a representative sample of the securities that comprise the Barclays Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly.

The fund is an intermediate term bond fund of high and medium credit quality that seek to track the performance of the Barclays Index, which broadly represents the U.S. investment grade bond market.

The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Barclays Index.

The Barclays Index consists of dollar-denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

  U.S. Treasury and agency securities;
  Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage- backed securities (“CMBS”) and collateralized mortgage offerings (“CMOs”);
  Corporate bonds, both U.S. and foreign (if dollar-denominated); and
  Foreign government and agency securities (if dollar-denominated).

The subadviser selects securities to match, as closely as practicable, the Barclays Index’s duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The Barclays Index composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

The fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities) such as futures contracts, interest-rate swaps and options.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” such as futures contracts, interest-rate swaps and options.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

TBA mortgage contracts TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund’s predecessor fund. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series NAV:

Best Quarter: 4.81% (Quarter ended 9/30/2002) Worst Quarter: -2.52% (Quarter ended 6/30/2004)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Total Bond Market Trust B Prospectus Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series NAV	7.60%	6.66%	5.71%	Apr 29, 2005
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	Apr 29, 2005

Total Return Trust | Prospectus Series I, Series II and Series NAV Shares
TOTAL RETURN TRUST
Investment Objective
To seek maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Total Return Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.68%	0.68%	0.68%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.05%	0.05%	0.05%
Total fund operating expenses	0.78%	0.98%	0.73%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Total Return Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	80	249	433	966
Series II	100	312	542	1,201
Series NAV	75	233	406	906

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 280% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its net assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

  securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
  corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;
  mortgage-backed and other asset-backed securities;
  inflation-indexed bonds issued by both governments and corporations;
  structured notes, including hybrid or “indexed” securities and event-linked bonds;
  loan participations and assignments;
  delayed funding loans and revolving credit facilities;
  bank certificates of deposit, fixed time deposits and bankers’ acceptances;
  debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
  repurchase agreements and reverse repurchase agreements;
  obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
  obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign-currency denominated securities or currencies) to 20% of its total assets. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The fund may invest up to 10% of its total assets in preferred stocks, convertible securities, and other equity related securities.

The average portfolio duration of the fund normally varies within two years (plus or minus) of the duration of the benchmark index, as calculated by PIMCO.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security, including short sales “against the box.”

The fund may:

  purchase and sell options on domestic and foreign securities, securities indexes and currencies, purchase and sell futures and options on futures,
  purchase and sell currency or securities on a forward basis, and enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Inverse floating rate securities Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 6.13% (Quarter ended 6/30/2009) Worst Quarter: -3.56% (Quarter ended 9/30/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Total Return Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	3.84%	7.21%	6.14%	May 1, 1999
Series II	3.71%	7.00%	5.95%	Jan 28, 2002
Series NAV	3.90%	7.27%	6.18%	Feb 28, 2005
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	May 1, 1999

Total Stock Market Index Trust | Prospectus Series I, Series II and Series NAV Shares
TOTAL STOCK MARKET INDEX TRUST
Investment Objective
Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Total Stock Market Index Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.03%	0.03%	0.03%
Total fund operating expenses	0.57%	0.77%	0.52%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Total Stock Market Index Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	58	183	318	714
Series II	79	246	428	954
Series NAV	53	167	291	653

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Wilshire 5000 Total Market Index and (b) securities (which may or may not be included in the Wilshire 5000 Total Market Index) that the subadviser believes as a group will behave in a manner similar to the index. As of February 29, 2012, the market capitalizations of companies included in the Wilshire 5000 Total Market Index ranged from less than $1.2 million to $505.7 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the Wilshire 5000 Total Market Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 16.64% (Quarter ended 6/30/2009) Worst Quarter: -22.82% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Total Stock Market Index Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	0.28%	0.01%	3.42%	May 2, 2000
Series II	0.16%	(0.19%)	3.24%	Jan 28, 2002
Series NAV	0.33%	0.06%	3.46%	Apr 29, 2005
Wilshire 5000 Total Market Index	0.59%	0.33%	3.93%	May 2, 2000

Ultra Short Term Bond Trust | Prospectus Series I, Series II and Series NAV Shares
ULTRA SHORT TERM BOND TRUST
Investment Objective
The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ultra Short Term Bond Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.09%	0.09%	0.09%
Total fund operating expenses	0.69%	0.89%	0.64%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Ultra Short Term Bond Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	70	221	384	859
Series II	91	284	493	1,096
Series NAV	65	205	357	798

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 171% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its net assets in a diversified portfolio of domestic, investment grade, debt securities. Debt securities may be issued by governments, companies or special purpose entities and may include notes, discount notes, bonds, debentures, commercial paper, repurchase agreements, mortgage-backed and other asset-backed securities and assignments, participations and other interests in bank loans. The fund may also invest in cash and cash equivalents.

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s Corporation (“S&P”), Fitch Investors Service, Inc. (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”), or are unrated securities determined by the subadviser to be of comparable quality.

The fund may invest up to 20% of its net assets in securities that are rated BBB by S&P or Fitch or Baa by Moody’s or unrated securities determined by the subadviser to be of comparable quality. The fund may invest up to 20% of its net assets in foreign debt securities including up to 5% of its nets assets in foreign debt securities that are denominated in a foreign currency.

Under normal circumstances, the fund’s dollar weighted average maturity will be two years or less and its duration will be one year or less. Up to 15% of the fund’s net assets may be invested in securities with maturities greater than three years.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use various hedging, derivatives and other strategic transactions described under “Additional Information about the Funds’ Principal Risks – Hedging, derivatives and other strategic transactions risk.”

The fund may invest in derivatives, including futures, currency forwards, options, swap contracts and other derivative instruments. The fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

Principal Risks of Investing in the Fund

The fund is not a money market fund. The fund’s value will fluctuate and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 0.20% (Quarter ended 12/31/2011) Worst Quarter: -0.32% (Quarter ended 9/30/2011)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Ultra Short Term Bond Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Since Inception	Date of Inception
Series I	0.12%	(0.02%)	Jul 29, 2010
Series II	(0.08%)	(0.22%)	Jul 29, 2010
Series NAV	0.09%	(0.03%)	Jul 29, 2010
Bank of America Merrill Lynch 6 Month Treasury Bill Index	0.27%	0.30%	Jul 29, 2010

U.S. Equity Trust (formerly U.S. Multi Sector Trust) | Prospectus Series I, Series II and Series NAV Shares
U.S. EQUITY TRUST (FORMERLY U.S. MULTI SECTOR TRUST)
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses U.S. Equity Trust (formerly U.S. Multi Sector Trust) Prospectus Series I, Series II and Series NAV Shares	Series I		Series II		Series NAV
Share Class	Series I		Series II		Series NAV
Management fee	0.76%	[1]	0.76%	[1]	0.76%
Distribution and service (12b-1) fees	0.05%	[1]	0.25%	[1]	none
Other Expenses	0.03%	[1]	0.03%	[1]	0.03%
Total fund operating expenses	0.84%	[1]	1.04%	[1]	0.79%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example U.S. Equity Trust (formerly U.S. Multi Sector Trust) Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	86	268	466	1,037
Series II	106	331	574	1,271
Series NAV	81	252	439	978

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The subadviser seeks to achieve the fund’s objective by investing in equity investments or groups of equity investments that the subadviser believes will provide higher returns than the Russell 3000 Index. Investments in equity securities include common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and equity income trusts.

The Russell 3000 Index is an independently maintained and published index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. This index represents approximately 98% of the investable U.S. equity market. As of February 29, 2012, the market capitalizations of companies included in the Russell 3000 Index ranged from $26million to $505.7 billion.

The subadviser employs an active investment management method, which means that securities are bought and sold according to the subadviser’s evaluations of companies’ published financial information, securities prices, equity and bond markets and the overall economy. In selecting investments for the fund, the subadviser may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of its price relative to historical financial information, including book value, cash flow and earnings, and to forecast financial information provided by industry analysts. These ratios can then be compared to industry or market averages to assess the relative attractiveness of the stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadviser selects which methods to use, and in what combination, based on the subadviser’s assessment of what combination is best positioned to meet the fund’s objective. The subadviser may also adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The fund may make significant investments in certain sectors including the information technology and health care services sectors.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Health care services risk Health sciences industries may be affected by product obsolescence, thin capitalization and limited product lines, markets and financial resources or personnel challenges, legislative or regulatory activities affecting the sector, such as approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems and product liabilities.

Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Sector investing risk Because the fund may focus on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series NAV:

Best Quarter: 12.54% (Quarter ended 09/30/2010) Worst Quarter: -14.03% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns U.S. Equity Trust (formerly U.S. Multi Sector Trust) Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Since Inception	Date of Inception
Series NAV	8.13%	0.82%	2.58%	Oct 24, 2005
Russell 3000 Index	1.03%	(0.01%)	3.12%	Oct 24, 2005

Utilities Trust | Prospectus Series I, Series II and Series NAV Shares
UTILITIES TRUST
Investment Objective
To seek capital growth and current income (income above that available from the fund invested entirely in equity securities).
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Utilities Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.83%	0.83%	0.83%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.09%	0.09%	0.09%
Total fund operating expenses	0.97%	1.17%	0.92%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Utilities Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	99	309	536	1,190
Series II	119	372	644	1,420
Series NAV	94	293	509	1,131

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the utilities industry. The subadviser considers a company to be in the utilities industry if, at the time of investment, the subadviser determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities.

Companies in the utilities industry include: (i) companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and (ii) companies engaged in telecommunications, including telephone, cellular telephone, satellite, microwave, cable television and other communications media (but not engaged in public broadcasting).

The fund primarily invests in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, but may also invest in corporate bonds and other debt instruments. The subadviser may invest up to 20% of the fund’s net assets in lower rated debt instruments (commonly known as “junk bonds”). The fund may invest in companies of any size.

The subadviser uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of issuers’ financial conditions and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument may also be considered.

The subadviser may invest the fund’s assets in U.S. and foreign securities. The fund may invest up to 40% of its net assets in foreign securities (including emerging markets securities, Brady bonds and depositary receipts).

The fund may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

While the fund may use derivatives for any investment purpose, to the extent the subadviser uses derivatives, the subadviser expects to use derivatives primarily to increase or decrease currency exposure.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Utilities risk The fund’s performance will be closely tied to the performance of utilities issuers and, as a result, can be more volatile than the performance of more broadly-diversified funds. The price of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 21.12% (Quarter ended 06/30/2009) Worst Quarter: -24.50% (Quarter ended 09/30/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Utilities Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	6.65%	4.90%	9.99%	Apr 30, 2001
Series II	6.58%	4.71%	9.79%	Jan 28, 2002
Series NAV	6.80%	4.97%	10.02%	Apr 29, 2005
S&P 500 Index	2.11%	(0.25%)	2.92%	Apr 30, 2001
S&P Utilities Sector Index	19.88%	3.71%	6.42%	Apr 30, 2001

Value Trust | Prospectus Series I, Series II and Series NAV Shares
VALUE TRUST
Investment Objective
To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Value Trust Prospectus Series I, Series II and Series NAV Shares	Series I	Series II	Series NAV
Share Class	Series I	Series II	Series NAV
Management fee	0.74%	0.74%	0.74%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.04%	0.04%	0.04%
Total fund operating expenses	0.83%	1.03%	0.78%

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Value Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	85	265	460	1,025
Series II	105	328	569	1,259
Series NAV	80	249	433	966

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell Midcap Value Index ($162 million to $21.5 billion as of February 29, 2012).

The fund invests at least 65% of its total assets in equity securities. These primarily include common stocks but may also include preferred stocks, convertible securities, rights, warrants and ADRs. The fund may invest without limit in ADRs and may invest up to 20% of its total assets in foreign equities (investments in ADRs are not foreign securities for the purposes of this limit and the fund may invest without limitation in ADRs). The fund may invest up to 15% of its net assets in REITs.

The subadviser’s approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell Midcap Value Index. Generally, medium market capitalization companies will consist primarily of those that the subadviser believes are selling below their intrinsic value and offer the opportunity for growth of capital. The fund emphasizes a “value” style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects, and attractive valuations. The subadviser may favor securities of companies that are in undervalued industries. The subadviser may purchase stocks that do not pay dividends. The subadviser may also invest the fund’s assets in companies with smaller or larger market capitalizations.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series I:

Best Quarter: 23.67% (Quarter ended 9/30/2009) Worst Quarter: -27.95% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Value Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Ten Year	Date of Inception
Series I	0.98%	2.20%	6.48%	Jan 1, 1997
Series II	0.84%	2.00%	6.30%	Jan 28, 2002
Series NAV	1.03%	2.24%	6.51%	Apr 29, 2005
Russell Mid Cap Value Index	(1.38%)	0.04%	7.67%	Jan 1, 1997

Value & Restructuring Trust | Prospectus Series I, Series II and Series NAV Shares
VALUE & RESTRUCTURING TRUST
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Value & Restructuring Trust Prospectus Series I, Series II and Series NAV Shares		Series I		Series II		Series NAV
Share Class		Series I		Series II		Series NAV
Management fee		0.82%	[1]	0.82%	[1]	0.82%
Distribution and service (12b-1) fees		0.05%	[1]	0.25%	[1]	none
Other Expenses		0.04%	[1]	0.04%	[1]	0.04%
Acquired Fund fees and expenses	[2]	0.04%	[1]	0.04%	[1]	0.04%
Total fund operating expenses		0.95%	[1]	1.15%	[1]	0.90%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Value & Restructuring Trust Prospectus Series I, Series II and Series NAV Shares (USD $)	Year 1	Year 3	Year 5	Year 10
Series I	97	303	525	1,166
Series II	117	365	633	1,398
Series NAV	92	287	498	1,108

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its total assets in common stocks of U.S. and foreign companies that the subadviser believes will benefit from various types of restructuring efforts or industry consolidation. The fund may invest in companies that have market capitalizations of any size.

The fund may invest in foreign securities, including securities of companies in emerging market companies. The fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies.

The fund may invest in derivatives such as futures, forwards, options and swap contracts for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings in companies developing new technologies.

The subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the fund’s portfolio. The subadviser considers, among other factors:

  the potential impact of restructuring activities such as consolidations, outsourcing, corporate reorganizations, changes in management or business model changes on a company’s potential for long-term growth.
  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.
  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.
  a company’s current operating margins relative to its historic range and future potential.
  potential indicators of stock price appreciation, such as anticipated earnings growth, new product opportunities, or anticipated improvements in macroeconomic factors.

The subadviser may sell a security when the security’s price reaches a target set by the subadviser, if the subadviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive or for other reasons.

The fund’s strategy of investing in companies that the subadviser believes will benefit from restructuring or redeployment of assets carries the risk that an anticipated restructuring or business combination may fail to occur or may occur and fail to produce reasonably anticipated benefits. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Calendar year total returns for Series NAV:

Best Quarter: 24.22% (Quarter ended 6/30/2009) Worst Quarter: -30.49% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Value & Restructuring Trust Prospectus Series I, Series II and Series NAV Shares	One Year	Five Year	Since Inception	Date of Inception
Series NAV	(9.75%)	(1.66%)	1.86%	Oct 24, 2005
S&P 500 Index	2.11%	(0.25%)	2.92%	Oct 24, 2005

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000756913
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 25, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2012
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
500 Index Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	500 INDEX TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that fund’s investments in certain instruments, such as index futures, total return swaps and exchange-traded funds (ETFs) have similar economic characteristics as securities that are in the S&P 500 Index. As of February 29, 2012, the market capitalizations of companies included in the S&P 500 Index ranged from $1.4 billion to $505.7 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

The fund may invest in index futures for the purposes of replicating an index and Depositary Receipts.

An investment in the fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

S&P 500 Index risk An investment in the fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 15.89% (Quarter ended 6/30/2009) Worst Quarter: -22.00% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
500 Index Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEINX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.46%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total fund operating expenses	rr_ExpensesOverAssets	0.53%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	54
Year 3	rr_ExpenseExampleYear03	170
Year 5	rr_ExpenseExampleYear05	296
Year 10	rr_ExpenseExampleYear10	665
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(22.53%)
2003	rr_AnnualReturn2003	28.01%
2004	rr_AnnualReturn2004	10.26%
2005	rr_AnnualReturn2005	4.29%
2006	rr_AnnualReturn2006	15.26%
2007	rr_AnnualReturn2007	4.90%
2008	rr_AnnualReturn2008	(37.21%)
2009	rr_AnnualReturn2009	25.74%
2010	rr_AnnualReturn2010	14.58%
2011	rr_AnnualReturn2011	1.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.00%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	1.57%
Five Year	rr_AverageAnnualReturnYear05	(0.73%)
Ten Year	rr_AverageAnnualReturnYear10	2.39%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 2, 2000
500 Index Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.46%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total fund operating expenses	rr_ExpensesOverAssets	0.73%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	75
Year 3	rr_ExpenseExampleYear03	233
Year 5	rr_ExpenseExampleYear05	406
Year 10	rr_ExpenseExampleYear10	906
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	1.37%
Five Year	rr_AverageAnnualReturnYear05	(0.94%)
Ten Year	rr_AverageAnnualReturnYear10	2.19%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
500 Index Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.46%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total fund operating expenses	rr_ExpensesOverAssets	0.48%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	49
Year 3	rr_ExpenseExampleYear03	154
Year 5	rr_ExpenseExampleYear05	269
Year 10	rr_ExpenseExampleYear10	604
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	1.65%
Five Year	rr_AverageAnnualReturnYear05	(0.67%)
Ten Year	rr_AverageAnnualReturnYear10	2.30%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005
500 Index Trust | Prospectus Series I, Series II and Series NAV Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Year	rr_AverageAnnualReturnYear05	(0.25%)
Ten Year	rr_AverageAnnualReturnYear10	2.92%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 2, 2000
500 Index Trust B | Prospectus Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	500 INDEX TRUST B
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the fund’s investments in certain instruments, such as index futures, total return swaps and exchanged-traded funds (“ETFs”) have similar economic characteristics as securities that are in the S&P 500 Index. As of February 29, 2012, the market capitalizations of companies included in the S&P 500 Index ranged from $1.4 billion to $505.7 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

Use of Hedging and Other Strategic Transactions. The fund may invest in futures contracts and Depositary Receipts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

S&P 500 Index risk An investment in the fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund’s predecessor fund. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 15.85% (Quarter ended 6/30/2009) Worst Quarter: -22.11% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
500 Index Trust B | Prospectus Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total fund operating expenses	rr_ExpensesOverAssets	0.49%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Net fund operating expenses	rr_NetExpensesOverAssets	0.25%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	26
Year 3	rr_ExpenseExampleYear03	133
Year 5	rr_ExpenseExampleYear05	250
Year 10	rr_ExpenseExampleYear10	593
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(22.31%)
2003	rr_AnnualReturn2003	28.42%
2004	rr_AnnualReturn2004	10.70%
2005	rr_AnnualReturn2005	4.65%
2006	rr_AnnualReturn2006	15.56%
2007	rr_AnnualReturn2007	5.25%
2008	rr_AnnualReturn2008	(37.19%)
2009	rr_AnnualReturn2009	26.35%
2010	rr_AnnualReturn2010	14.86%
2011	rr_AnnualReturn2011	1.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.11%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	1.87%
Five Year	rr_AverageAnnualReturnYear05	(0.46%)
Ten Year	rr_AverageAnnualReturnYear10	2.70%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
500 Index Trust B | Prospectus Series NAV Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Year	rr_AverageAnnualReturnYear05	(0.25%)
Ten Year	rr_AverageAnnualReturnYear10	2.92%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Active Bond Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ACTIVE BOND TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek income and capital appreciation.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 101% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. The fund seeks to invest its assets in debt securities and instruments with an average duration of between 4 to 6 years, however, there is no limit on the fund’s average maturity. As part of its investment strategy, the fund may invest in mortgage-backed securities to a significant extent.

Eligible investments include, but are not limited to:

  U.S. Treasury and agency securities;
  Asset-backed securities and mortgage-backed securities, both investment grade and non-investment grade, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”);
  Corporate bonds, both U.S. and foreign, and without any limit on credit quality; and
  Foreign government and agency securities.

The fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). Each subadviser uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio, which may increase expenses and affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

The fund employs a multi-manager approach with two subadvisers, Declaration Management & Research LLC (“Declaration”) and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“John Hancock Asset Management”), each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

50%* Declaration

50%* John Hancock Asset Management

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

This allocation methodology may change in the future.

Declaration

Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

This portion of the fund normally has no more than 10% of its total assets in high yield bonds (“junk bonds”) and normally invests in foreign securities only if U.S. dollar-denominated. This portion of the fund normally has an average credit rating of “A” or “AA.”

John Hancock Asset Management

John Hancock Asset Management uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. John Hancock Asset Management tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

This portion of the fund normally has no more than 25% of its total assets in high yield bonds (sometimes referred to as “junk bonds”) and may invest in both U.S. dollar-denominated and foreign currency-denominated foreign securities. This portion of the fund normally has an average credit rating of “A” or “AA.”

Under normal circumstances, no more than 15% of the total assets of the portion of the fund managed by John Hancock Asset Management will be invested in asset-backed securities rated lower than A by both rating agencies.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks— Hedging, derivatives and other strategic transactions risk” including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and forwards.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Swaptions Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaptions.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Inverse interest-only securities Inverse interest-only securities that are mortgage-backed securities are subject to the same risks as other mortgage-backed securities. In addition, the coupon on an inverse interest-only security can be extremely sensitive to changes in prevailing interest rates.

TBA mortgage contracts TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund’s predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b-1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 9.91% (Quarter ended 9/30/2009) Worst Quarter: -5.91% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Active Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEABX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.69%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	70
Year 3	rr_ExpenseExampleYear03	221
Year 5	rr_ExpenseExampleYear05	384
Year 10	rr_ExpenseExampleYear10	859
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	5.81%
Five Year	rr_AverageAnnualReturnYear05	6.95%
Ten Year	rr_AverageAnnualReturnYear10	6.01%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Active Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.89%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	91
Year 3	rr_ExpenseExampleYear03	284
Year 5	rr_ExpenseExampleYear05	493
Year 10	rr_ExpenseExampleYear10	1,096
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	5.70%
Five Year	rr_AverageAnnualReturnYear05	6.75%
Ten Year	rr_AverageAnnualReturnYear10	5.88%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Active Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.64%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	65
Year 3	rr_ExpenseExampleYear03	205
Year 5	rr_ExpenseExampleYear05	357
Year 10	rr_ExpenseExampleYear10	798
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	7.25%
2003	rr_AnnualReturn2003	6.48%
2004	rr_AnnualReturn2004	4.78%
2005	rr_AnnualReturn2005	2.54%
2006	rr_AnnualReturn2006	4.54%
2007	rr_AnnualReturn2007	4.03%
2008	rr_AnnualReturn2008	(10.48%)
2009	rr_AnnualReturn2009	24.86%
2010	rr_AnnualReturn2010	13.91%
2011	rr_AnnualReturn2011	5.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.91%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Year	rr_AverageAnnualReturnYear05	7.02%
Ten Year	rr_AverageAnnualReturnYear10	6.06%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Mar 29, 1986
Active Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Year	rr_AverageAnnualReturnYear05	6.50%
Ten Year	rr_AverageAnnualReturnYear10	5.78%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Mar 29, 1986
All Cap Core Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALL CAP CORE TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 231% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	231.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests in common stocks and other equity securities within all asset classes (small-, mid- and large-cap) of those included in the Russell 3000 Index ($26 million to $505.7 billion as of February 29, 2012).

The fund may invest in all types of equity securities including common stocks, preferred stocks, convertible securities and depositary receipts for such securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. The fund may also invest in U.S. government securities.

The subadviser blends fundamental equity analysis and quantitative theory into a disciplined and systematic process. The technique minimizes subjectivity and allows the team to analyze the broadest possible universe of stocks. The sub-adviser’s systematic equity strategy evaluates current market conditions to dynamically weight each stock selection factor in a quantitative model. Stock selection factors include multiple valuation, growth, quality, and sentiment and stability characteristics. The relative weights of these factors in the model vary according to the favorability of current conditions for each factor. Conditions include the phase of the economic cycle, liquidity, and market sentiment, fear and greed.

The subadviser extensively ranks the Russell 3000 Index universe according to this dynamic model to identify what the subadviser believes are the most and least attractive securities. Expected returns are generated for each stock relative to its own industry. Securities are then selected based on expected returns, risk control constraints and anticipated transaction costs.

By applying a rigorous portfolio construction process, the subadviser targets excess return levels similar to traditional managers, while holding a significantly more diversified basket of stocks. Non-linear market impact assumptions are also incorporated into the process to maximize the trade-off between the anticipated pickup from trading and the costs associated with making these trades.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 17.59% (Quarter ended 6/30/2009) Worst Quarter: -23.17% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
All Cap Core Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEACX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.78%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total fund operating expenses	rr_ExpensesOverAssets	0.86%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	88
Year 3	rr_ExpenseExampleYear03	274
Year 5	rr_ExpenseExampleYear05	477
Year 10	rr_ExpenseExampleYear10	1,061
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(25.23%)
2003	rr_AnnualReturn2003	31.54%
2004	rr_AnnualReturn2004	16.33%
2005	rr_AnnualReturn2005	9.08%
2006	rr_AnnualReturn2006	14.75%
2007	rr_AnnualReturn2007	2.66%
2008	rr_AnnualReturn2008	(39.63%)
2009	rr_AnnualReturn2009	28.46%
2010	rr_AnnualReturn2010	13.04%
2011	rr_AnnualReturn2011	0.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.17%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	0.41%
Five Year	rr_AverageAnnualReturnYear05	(2.00%)
Ten Year	rr_AverageAnnualReturnYear10	2.61%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jul 15, 1996
All Cap Core Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.78%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total fund operating expenses	rr_ExpensesOverAssets	1.06%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	108
Year 3	rr_ExpenseExampleYear03	337
Year 5	rr_ExpenseExampleYear05	585
Year 10	rr_ExpenseExampleYear10	1,294
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	0.14%
Five Year	rr_AverageAnnualReturnYear05	(2.21%)
Ten Year	rr_AverageAnnualReturnYear10	2.42%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
All Cap Core Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.78%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total fund operating expenses	rr_ExpensesOverAssets	0.81%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	83
Year 3	rr_ExpenseExampleYear03	259
Year 5	rr_ExpenseExampleYear05	450
Year 10	rr_ExpenseExampleYear10	1,002
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	0.40%
Five Year	rr_AverageAnnualReturnYear05	(1.96%)
Ten Year	rr_AverageAnnualReturnYear10	2.65%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
All Cap Core Trust | Prospectus Series I, Series II and Series NAV Shares | Russell 3000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index
One Year	rr_AverageAnnualReturnYear01	1.03%
Five Year	rr_AverageAnnualReturnYear05	(0.01%)
Ten Year	rr_AverageAnnualReturnYear10	3.51%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jul 15, 1996
All Cap Value Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALL CAP VALUE TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek capital appreciation.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund primarily purchases equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued. The fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index ($162 million to $505.7 billion as of February 29, 2012). This range varies daily. The fund may invest the remainder of its assets in mid-sized and small company securities.

Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. The fund invests in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

In selecting investments, the subadviser attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what the subadviser thinks is its full value, or may go down in value, the subadviser’s emphasis on large, seasoned company value stocks may limit the fund’s downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and are less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. The subadviser generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadviser valuation target.

The fund may not invest more than 10% of its net assets in foreign securities, including securities in emerging markets countries. The subadviser does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. but that are traded in the United States to be subject to this limitation.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 16.35% (Quarter ended 9/30/2009) Worst Quarter: -23.92% (Quarter ended 9/30/2002)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
All Cap Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.77%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	0.87%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	89
Year 3	rr_ExpenseExampleYear03	278
Year 5	rr_ExpenseExampleYear05	482
Year 10	rr_ExpenseExampleYear10	1,073
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(27.83%)
2003	rr_AnnualReturn2003	38.36%
2004	rr_AnnualReturn2004	15.96%
2005	rr_AnnualReturn2005	5.71%
2006	rr_AnnualReturn2006	13.71%
2007	rr_AnnualReturn2007	8.33%
2008	rr_AnnualReturn2008	(28.78%)
2009	rr_AnnualReturn2009	26.61%
2010	rr_AnnualReturn2010	18.35%
2011	rr_AnnualReturn2011	(4.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.92%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(4.20%)
Five Year	rr_AverageAnnualReturnYear05	2.06%
Ten Year	rr_AverageAnnualReturnYear10	4.42%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
All Cap Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.77%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	1.07%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	109
Year 3	rr_ExpenseExampleYear03	340
Year 5	rr_ExpenseExampleYear05	590
Year 10	rr_ExpenseExampleYear10	1,306
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(4.41%)
Five Year	rr_AverageAnnualReturnYear05	1.87%
Ten Year	rr_AverageAnnualReturnYear10	4.24%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
All Cap Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.77%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	0.82%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	84
Year 3	rr_ExpenseExampleYear03	262
Year 5	rr_ExpenseExampleYear05	455
Year 10	rr_ExpenseExampleYear10	1,014
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(4.17%)
Five Year	rr_AverageAnnualReturnYear05	2.15%
Ten Year	rr_AverageAnnualReturnYear10	4.48%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
All Cap Value Trust | Prospectus Series I, Series II and Series NAV Shares | Russell 3000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Value Index
One Year	rr_AverageAnnualReturnYear01	(0.10%)
Five Year	rr_AverageAnnualReturnYear05	(2.58%)
Ten Year	rr_AverageAnnualReturnYear10	4.08%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
Alpha Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALPHA OPPORTUNITIES TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term total return.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 157% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	157.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund employs a “multiple sleeve structure,” which means the fund has several components that are managed separately in different styles. The fund seeks to obtain its objective by combining these different component styles in a single fund.

For each component “sleeve,” the subadviser has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale based on internal, proprietary research. Each component sleeve tends to be flexible, opportunistic, and total return-oriented such that the aggregate portfolio represents a wide range of investment philosophies, companies, industries and market capitalizations. Investment personnel for each component sleeve have complete discretion and responsibility for selection and portfolio construction decisions within their specific sleeve.

The subadviser is responsible for selecting styles or approaches for component sleeves with a focus on combining complementary investment styles, monitoring the risk profile, strategically rebalancing the portfolio, and maintaining a consistent fund profile. In choosing prospective investments, the subadviser analyzes a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, expected growth rates, revenues, dividends and other related measures of value.

Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities, including common stock, preferred stock, depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts), index-related securities (including exchange-traded funds (“ETFs”)), real estate investment structures (including REITs), convertible securities, preferred stock, private placements, convertible preferred stock, rights, and warrants. The fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments. These equity and equity-related instruments may include equity securities of, or options linked to, emerging market issuers or indexes.

The fund may invest up to 35% of its total assets in the securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund may also invest in fixed-income securities, fixed-income related instruments, and cash and cash equivalents. These fixed-income securities may include non-investment-grade instruments.

The fund may invest in over-the-counter and exchange-traded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions, structured notes, and market access products, to reduce risk and enhance potential income.

The fund may invest in initial public offerings (“IPOs”). The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 18.66% (Quarter ended 6/30/2009) Worst Quarter: -19.40% (Quarter ended 9/30/2011)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Alpha Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAPOX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.97%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	1.07%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	109
Year 3	rr_ExpenseExampleYear03	340
Year 5	rr_ExpenseExampleYear05	590
Year 10	rr_ExpenseExampleYear10	1,306
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(8.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.58%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jun 2, 2009
Alpha Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.97%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.27%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	129
Year 3	rr_ExpenseExampleYear03	403
Year 5	rr_ExpenseExampleYear05	697
Year 10	rr_ExpenseExampleYear10	1,534
Alpha Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAPNX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.97%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	1.02%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	104
Year 3	rr_ExpenseExampleYear03	325
Year 5	rr_ExpenseExampleYear05	563
Year 10	rr_ExpenseExampleYear10	1,248
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	39.49%
2010	rr_AnnualReturn2010	16.98%
2011	rr_AnnualReturn2011	(8.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.40%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(8.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.65%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 7, 2008
Alpha Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares | Russell 3000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index
One Year	rr_AverageAnnualReturnYear01	1.03%
Since Inception	rr_AverageAnnualReturnSinceInception	8.52%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 7, 2008
American Asset Allocation Trust | Prospectus Series I, Series II and Series III Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMERICAN ASSET ALLOCATION TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The table reflects the combined fees of the feeder fund and the master fund.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests all of its assets in Class 1 shares of its master fund, the Asset Allocation Fund(SM), a series of American Funds Insurance Series. The master fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. In addition, the master fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization (“NRSRO”) designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the master fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%— 80% in equity securities, 20%— 50% in debt securities and 0%—40% in money market instruments. The proportion of equities, debt and money market securities held by the master fund will vary with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities. The master fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the U.S. and up to 5% of its assets in debt securities of issuers domiciled outside the U.S.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Asset allocation risk Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that the adviser may favor an asset category that performs poorly relative to the other asset categories.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Income stock risk Income provided by the fund may be affected by changes in the dividend polices of the companies in which the fund invests and the capital resources available for such payments at such companies.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Combined Index represents 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 12.40% (Quarter ended 6/30/2003) Worst Quarter: -16.41% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
American Asset Allocation Trust | Prospectus Series I, Series II and Series III Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAAOX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.30%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	0.94%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	96
Year 3	rr_ExpenseExampleYear03	300
Year 5	rr_ExpenseExampleYear05	520
Year 10	rr_ExpenseExampleYear10	1,155
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	0.91%
Five Year	rr_AverageAnnualReturnYear05	0.84%
Ten Year	rr_AverageAnnualReturnYear10	4.32%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
American Asset Allocation Trust | Prospectus Series I, Series II and Series III Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAATX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.30%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	1.09%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	111
Year 3	rr_ExpenseExampleYear03	347
Year 5	rr_ExpenseExampleYear05	601
Year 10	rr_ExpenseExampleYear10	1,329
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(12.85%)
2003	rr_AnnualReturn2003	21.24%
2004	rr_AnnualReturn2004	7.69%
2005	rr_AnnualReturn2005	8.64%
2006	rr_AnnualReturn2006	14.10%
2007	rr_AnnualReturn2007	5.99%
2008	rr_AnnualReturn2008	(29.83%)
2009	rr_AnnualReturn2009	23.27%
2010	rr_AnnualReturn2010	11.90%
2011	rr_AnnualReturn2011	0.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.41%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	0.86%
Five Year	rr_AverageAnnualReturnYear05	0.68%
Ten Year	rr_AverageAnnualReturnYear10	3.85%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
American Asset Allocation Trust | Prospectus Series I, Series II and Series III Shares | Series III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAAHX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series III
Management fee	rr_ManagementFeesOverAssets	0.30%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	0.59%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series III
Year 1	rr_ExpenseExampleYear01	60
Year 3	rr_ExpenseExampleYear03	189
Year 5	rr_ExpenseExampleYear05	329
Year 10	rr_ExpenseExampleYear10	738
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series III
One Year	rr_AverageAnnualReturnYear01	1.27%
Five Year	rr_AverageAnnualReturnYear05	1.21%
Ten Year	rr_AverageAnnualReturnYear10	4.51%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
American Asset Allocation Trust | Prospectus Series I, Series II and Series III Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Year	rr_AverageAnnualReturnYear05	(0.25%)
Ten Year	rr_AverageAnnualReturnYear10	2.92%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
American Asset Allocation Trust | Prospectus Series I, Series II and Series III Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Year	rr_AverageAnnualReturnYear05	6.50%
Ten Year	rr_AverageAnnualReturnYear10	5.78%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
American Asset Allocation Trust | Prospectus Series I, Series II and Series III Shares | Combined Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Combined Index
One Year	rr_AverageAnnualReturnYear01	4.69%
Five Year	rr_AverageAnnualReturnYear05	2.84%
Ten Year	rr_AverageAnnualReturnYear10	4.40%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
American Blue Chip Income and Growth Trust | Prospectus Series I, Series II and Series III Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMERICAN BLUE CHIP INCOME AND GROWTH TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The table reflects the combined fees of the feeder fund and the master fund.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests all of its assets in Class 1 shares of its master fund, the Blue Chip Income and Growth Fund(SM), a series of American Funds Insurance Series. The master fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. The master fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The master fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside United States, so long as they are listed or traded in the U.S. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Income stock risk Income provided by the fund may be affected by changes in the dividend polices of the companies in which the fund invests and the capital resources available for such payments at such companies.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 16.95% (Quarter ended 6/30/2003) Worst Quarter: -21.34% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
American Blue Chip Income and Growth Trust | Prospectus Series I, Series II and Series III Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JACHX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.41%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	1.06%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	108
Year 3	rr_ExpenseExampleYear03	337
Year 5	rr_ExpenseExampleYear05	585
Year 10	rr_ExpenseExampleYear10	1,294
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(1.30%)
Five Year	rr_AverageAnnualReturnYear05	(1.96%)
Ten Year	rr_AverageAnnualReturnYear10	2.13%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jul 9, 2003
American Blue Chip Income and Growth Trust | Prospectus Series I, Series II and Series III Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.41%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	1.21%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	123
Year 3	rr_ExpenseExampleYear03	384
Year 5	rr_ExpenseExampleYear05	665
Year 10	rr_ExpenseExampleYear10	1,466
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(23.46%)
2003	rr_AnnualReturn2003	30.02%
2004	rr_AnnualReturn2004	9.13%
2005	rr_AnnualReturn2005	6.66%
2006	rr_AnnualReturn2006	16.79%
2007	rr_AnnualReturn2007	1.48%
2008	rr_AnnualReturn2008	(36.76%)
2009	rr_AnnualReturn2009	27.13%
2010	rr_AnnualReturn2010	11.75%
2011	rr_AnnualReturn2011	(1.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.34%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(1.45%)
Five Year	rr_AverageAnnualReturnYear05	(2.12%)
Ten Year	rr_AverageAnnualReturnYear10	1.97%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 5, 2003
American Blue Chip Income and Growth Trust | Prospectus Series I, Series II and Series III Shares | Series III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JACHX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series III
Management fee	rr_ManagementFeesOverAssets	0.41%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	0.71%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series III
Year 1	rr_ExpenseExampleYear01	73
Year 3	rr_ExpenseExampleYear03	227
Year 5	rr_ExpenseExampleYear05	395
Year 10	rr_ExpenseExampleYear10	883
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series III
One Year	rr_AverageAnnualReturnYear01	(0.95%)
Five Year	rr_AverageAnnualReturnYear05	(1.44%)
Ten Year	rr_AverageAnnualReturnYear10	2.40%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
American Blue Chip Income and Growth Trust | Prospectus Series I, Series II and Series III Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Year	rr_AverageAnnualReturnYear05	(0.25%)
Ten Year	rr_AverageAnnualReturnYear10	2.92%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 5, 2003
American Global Growth Trust | Prospectus Series I, Series II and Series III Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMERICAN GLOBAL GROWTH TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide long-term growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The table reflects the combined fees of the feeder fund and the master fund.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests all of its assets in Class 1 shares of its master fund, the Global Growth Fund(SM), a series of American Funds Insurance Series. The Global Growth Fund invests primarily in common stocks of companies located around the world that the adviser believes have potential for growth. The Global Growth Fund may invest a portion of its assets in common stocks and other securities of companies in emerging market countries and expects to be invested in numerous countries around the world. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 22.00% (Quarter ended 6/30/2009) Worst Quarter: -20.17% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
American Global Growth Trust | Prospectus Series I, Series II and Series III Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.53%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	1.20%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	122
Year 3	rr_ExpenseExampleYear03	381
Year 5	rr_ExpenseExampleYear05	660
Year 10	rr_ExpenseExampleYear10	1,455
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(9.24%)
Five Year	rr_AverageAnnualReturnYear05	0.05%
Ten Year	rr_AverageAnnualReturnYear10	6.21%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Nov 5, 2010
American Global Growth Trust | Prospectus Series I, Series II and Series III Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAOTX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.53%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	1.35%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	137
Year 3	rr_ExpenseExampleYear03	428
Year 5	rr_ExpenseExampleYear05	739
Year 10	rr_ExpenseExampleYear10	1,624
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(15.10%)
2003	rr_AnnualReturn2003	34.62%
2004	rr_AnnualReturn2004	12.95%
2005	rr_AnnualReturn2005	13.52%
2006	rr_AnnualReturn2006	19.84%
2007	rr_AnnualReturn2007	14.21%
2008	rr_AnnualReturn2008	(38.68%)
2009	rr_AnnualReturn2009	41.42%
2010	rr_AnnualReturn2010	11.17%
2011	rr_AnnualReturn2011	(9.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.17%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(9.40%)
Five Year	rr_AverageAnnualReturnYear05	(0.05%)
Ten Year	rr_AverageAnnualReturnYear10	5.77%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
American Global Growth Trust | Prospectus Series I, Series II and Series III Shares | Series III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAOHX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series III
Management fee	rr_ManagementFeesOverAssets	0.53%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	0.85%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series III
Year 1	rr_ExpenseExampleYear01	87
Year 3	rr_ExpenseExampleYear03	271
Year 5	rr_ExpenseExampleYear05	471
Year 10	rr_ExpenseExampleYear10	1,049
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series III
One Year	rr_AverageAnnualReturnYear01	(8.92%)
Five Year	rr_AverageAnnualReturnYear05	0.49%
Ten Year	rr_AverageAnnualReturnYear10	6.45%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
American Global Growth Trust | Prospectus Series I, Series II and Series III Shares | MSCI World Index (gross of foreign withholding taxes on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	(5.02%)
Five Year	rr_AverageAnnualReturnYear05	(1.82%)
Ten Year	rr_AverageAnnualReturnYear10	4.15%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
American Global Growth Trust | Prospectus Series I, Series II and Series III Shares | Lipper Global Fund Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Fund Index
One Year	rr_AverageAnnualReturnYear01	(9.96%)
Five Year	rr_AverageAnnualReturnYear05	(2.19%)
Ten Year	rr_AverageAnnualReturnYear10	3.91%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
American Global Small Capitalization Trust | Prospectus Series I, Series II and Series III Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMERICAN GLOBAL SMALL CAPITALIZATION TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide long-term growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The table reflects the combined fees of the feeder fund and the master fund.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests all of its assets in Class 1 shares of its master fund, the Global Small Capitalization Fund(SM), a series of American Funds Insurance Series. Under normal circumstances, the Global Small Capitalization Fund invests primarily in stocks of smaller companies located around the world. Normally, the Global Small Capitalization Fund invests at least 80% of its net assets in growth-oriented common stocks and other equity securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase.

The Global Small Capitalization Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market movements. The adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $4.0 billion or less. The adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future.

Under normal circumstances, the Global Small Capitalization Fund invests a significant portion of its assets outside the United States. The fund may also invest a portion of its assets in common stocks and other securities of companies in emerging and developing countries. The fund expects to be invested in numerous countries around the world.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 29.18% (Quarter ended 6/30/2009) Worst Quarter: -31.38% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
American Global Small Capitalization Trust | Prospectus Series I, Series II and Series III Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.70%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	1.41%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	144
Year 3	rr_ExpenseExampleYear03	446
Year 5	rr_ExpenseExampleYear05	771
Year 10	rr_ExpenseExampleYear10	1,691
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(19.43%)
Five Year	rr_AverageAnnualReturnYear05	(2.53%)
Ten Year	rr_AverageAnnualReturnYear10	7.60%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Nov 5, 2010
American Global Small Capitalization Trust | Prospectus Series I, Series II and Series III Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JASTX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.70%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	1.56%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	159
Year 3	rr_ExpenseExampleYear03	493
Year 5	rr_ExpenseExampleYear05	850
Year 10	rr_ExpenseExampleYear10	1,856
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(19.44%)
2003	rr_AnnualReturn2003	52.78%
2004	rr_AnnualReturn2004	20.23%
2005	rr_AnnualReturn2005	24.73%
2006	rr_AnnualReturn2006	23.44%
2007	rr_AnnualReturn2007	20.69%
2008	rr_AnnualReturn2008	(53.79%)
2009	rr_AnnualReturn2009	60.44%
2010	rr_AnnualReturn2010	21.85%
2011	rr_AnnualReturn2011	(19.63%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.38%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(19.63%)
Five Year	rr_AverageAnnualReturnYear05	(2.61%)
Ten Year	rr_AverageAnnualReturnYear10	7.16%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
American Global Small Capitalization Trust | Prospectus Series I, Series II and Series III Shares | Series III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JASHX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series III
Management fee	rr_ManagementFeesOverAssets	0.70%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	1.06%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series III
Year 1	rr_ExpenseExampleYear01	108
Year 3	rr_ExpenseExampleYear03	337
Year 5	rr_ExpenseExampleYear05	585
Year 10	rr_ExpenseExampleYear10	1,294
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series III
One Year	rr_AverageAnnualReturnYear01	(19.24%)
Five Year	rr_AverageAnnualReturnYear05	(2.10%)
Ten Year	rr_AverageAnnualReturnYear10	7.84%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
American Global Small Capitalization Trust | Prospectus Series I, Series II and Series III Shares | MSCI AC World Small Cap Index (gross of foreign withholding tax on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI AC World Small Cap Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	(10.96%)
Five Year	rr_AverageAnnualReturnYear05	0.69%
Ten Year	rr_AverageAnnualReturnYear10	9.27%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
American Global Small Capitalization Trust | Prospectus Series I, Series II and Series III Shares | S&P / Citigroup Global ex. US 2 Billion Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P / Citigroup Global ex. US < 2 Billion Index
One Year	rr_AverageAnnualReturnYear01	(19.61%)
Five Year	rr_AverageAnnualReturnYear05	(1.00%)
Ten Year	rr_AverageAnnualReturnYear10	11.12%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
American Growth Trust | Prospectus Series I, Series II and Series III Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMERICAN GROWTH TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The table reflects the combined fees of the feeder fund and the master fund.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests all of its assets in Class 1 shares of its master fund, the Growth Fund(SM), a series of American Funds Insurance Series. The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may also invest a portion of its assets in common stocks and other securities of issuers domiciled outside the U.S. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 20.80% (Quarter ended 6/30/2003) Worst Quarter: -26.20% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
American Growth Trust | Prospectus Series I, Series II and Series III Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEGRX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.32%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	0.97%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	99
Year 3	rr_ExpenseExampleYear03	309
Year 5	rr_ExpenseExampleYear05	536
Year 10	rr_ExpenseExampleYear10	1,190
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(4.63%)
Five Year	rr_AverageAnnualReturnYear05	(0.44%)
Ten Year	rr_AverageAnnualReturnYear10	3.65%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jul 9, 2003
American Growth Trust | Prospectus Series I, Series II and Series III Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.32%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	1.12%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	114
Year 3	rr_ExpenseExampleYear03	356
Year 5	rr_ExpenseExampleYear05	617
Year 10	rr_ExpenseExampleYear10	1,363
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(24.83%)
2003	rr_AnnualReturn2003	36.16%
2004	rr_AnnualReturn2004	11.91%
2005	rr_AnnualReturn2005	15.59%
2006	rr_AnnualReturn2006	9.64%
2007	rr_AnnualReturn2007	11.73%
2008	rr_AnnualReturn2008	(44.28%)
2009	rr_AnnualReturn2009	38.68%
2010	rr_AnnualReturn2010	18.14%
2011	rr_AnnualReturn2011	(4.79%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.20%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(4.79%)
Five Year	rr_AverageAnnualReturnYear05	(0.58%)
Ten Year	rr_AverageAnnualReturnYear10	3.49%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 5, 2003
American Growth Trust | Prospectus Series I, Series II and Series III Shares | Series III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAGHX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series III
Management fee	rr_ManagementFeesOverAssets	0.32%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	0.62%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series III
Year 1	rr_ExpenseExampleYear01	63
Year 3	rr_ExpenseExampleYear03	199
Year 5	rr_ExpenseExampleYear05	346
Year 10	rr_ExpenseExampleYear10	774
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series III
One Year	rr_AverageAnnualReturnYear01	(4.29%)
Five Year	rr_AverageAnnualReturnYear05	(0.11%)
Ten Year	rr_AverageAnnualReturnYear10	3.81%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
American Growth Trust | Prospectus Series I, Series II and Series III Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Year	rr_AverageAnnualReturnYear05	(0.25%)
Ten Year	rr_AverageAnnualReturnYear10	2.92%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 5, 2003
American Growth-Income Trust | Prospectus Series I, Series II and Series III Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMERICAN GROWTH-INCOME TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide growth of capital and income.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The table reflects the combined fees of the feeder fund and the master fund.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests all of its assets in Class 1 shares of its master fund, the Growth-Income Fund(SM), a series of American Funds Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. Although the Growth-Income Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the U.S. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Income stock risk Income provided by the fund may be affected by changes in the dividend polices of the companies in which the fund invests and the capital resources available for such payments at such companies.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 16.83% (Quarter ended 6/30/2003) Worst Quarter: -22.05% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
American Growth-Income Trust | Prospectus Series I, Series II and Series III Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEGFX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.27%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	0.91%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	93
Year 3	rr_ExpenseExampleYear03	290
Year 5	rr_ExpenseExampleYear05	504
Year 10	rr_ExpenseExampleYear10	1,120
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(2.16%)
Five Year	rr_AverageAnnualReturnYear05	(1.62%)
Ten Year	rr_AverageAnnualReturnYear10	2.79%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jul 9, 2003
American Growth-Income Trust | Prospectus Series I, Series II and Series III Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.27%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	1.06%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	108
Year 3	rr_ExpenseExampleYear03	337
Year 5	rr_ExpenseExampleYear05	585
Year 10	rr_ExpenseExampleYear10	1,294
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(18.75%)
2003	rr_AnnualReturn2003	31.75%
2004	rr_AnnualReturn2004	9.83%
2005	rr_AnnualReturn2005	5.29%
2006	rr_AnnualReturn2006	14.62%
2007	rr_AnnualReturn2007	4.48%
2008	rr_AnnualReturn2008	(38.17%)
2009	rr_AnnualReturn2009	30.67%
2010	rr_AnnualReturn2010	10.91%
2011	rr_AnnualReturn2011	(2.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.05%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(2.31%)
Five Year	rr_AverageAnnualReturnYear05	(1.77%)
Ten Year	rr_AverageAnnualReturnYear10	2.64%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 5, 2003
American Growth-Income Trust | Prospectus Series I, Series II and Series III Shares | Series III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JARHX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series III
Management fee	rr_ManagementFeesOverAssets	0.27%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	0.56%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series III
Year 1	rr_ExpenseExampleYear01	57
Year 3	rr_ExpenseExampleYear03	179
Year 5	rr_ExpenseExampleYear05	313
Year 10	rr_ExpenseExampleYear10	701
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series III
One Year	rr_AverageAnnualReturnYear01	(1.81%)
Five Year	rr_AverageAnnualReturnYear05	(1.16%)
Ten Year	rr_AverageAnnualReturnYear10	3.03%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
American Growth-Income Trust | Prospectus Series I, Series II and Series III Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Year	rr_AverageAnnualReturnYear05	(0.25%)
Ten Year	rr_AverageAnnualReturnYear10	2.92%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 5, 2003
American High-Income Bond Trust | Prospectus Series I, Series II and Series III Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMERICAN HIGH-INCOME BOND TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide a high level of current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital appreciation.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The table reflects the combined fees of the feeder fund and the master fund.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests all of its assets in Class 1 shares of its master fund, the High-Income Bond Fund(SM), a series of American Funds Insurance Series. The High-Income Bond Fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by NRSROs designated by the master fund’s investment adviser or unrated but determined by the master fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.” The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The High-Income Bond Fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality debt securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 15.92% (Quarter ended 6/30/2009) Worst Quarter: -16.26% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
American High-Income Bond Trust | Prospectus Series I, Series II and Series III Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.46%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	1.14%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	116
Year 3	rr_ExpenseExampleYear03	362
Year 5	rr_ExpenseExampleYear05	628
Year 10	rr_ExpenseExampleYear10	1,386
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	1.48%
Five Year	rr_AverageAnnualReturnYear05	4.20%
Ten Year	rr_AverageAnnualReturnYear10	6.96%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Nov 5, 2010
American High-Income Bond Trust | Prospectus Series I, Series II and Series III Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAHTX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.46%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	1.29%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	131
Year 3	rr_ExpenseExampleYear03	409
Year 5	rr_ExpenseExampleYear05	708
Year 10	rr_ExpenseExampleYear10	1,556
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(2.25%)
2003	rr_AnnualReturn2003	28.83%
2004	rr_AnnualReturn2004	9.01%
2005	rr_AnnualReturn2005	1.69%
2006	rr_AnnualReturn2006	10.06%
2007	rr_AnnualReturn2007	0.69%
2008	rr_AnnualReturn2008	(24.39%)
2009	rr_AnnualReturn2009	38.42%
2010	rr_AnnualReturn2010	14.52%
2011	rr_AnnualReturn2011	1.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.26%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	1.32%
Five Year	rr_AverageAnnualReturnYear05	4.10%
Ten Year	rr_AverageAnnualReturnYear10	6.51%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
American High-Income Bond Trust | Prospectus Series I, Series II and Series III Shares | Series III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAHHX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series III
Management fee	rr_ManagementFeesOverAssets	0.46%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	0.79%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series III
Year 1	rr_ExpenseExampleYear01	81
Year 3	rr_ExpenseExampleYear03	252
Year 5	rr_ExpenseExampleYear05	439
Year 10	rr_ExpenseExampleYear10	978
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series III
One Year	rr_AverageAnnualReturnYear01	1.84%
Five Year	rr_AverageAnnualReturnYear05	4.59%
Ten Year	rr_AverageAnnualReturnYear10	7.16%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
American High-Income Bond Trust | Prospectus Series I, Series II and Series III Shares | Bank of America Merrill Lynch US High Yield Master II Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bank of America Merrill Lynch US High Yield Master II Index
One Year	rr_AverageAnnualReturnYear01	4.38%
Five Year	rr_AverageAnnualReturnYear05	7.34%
Ten Year	rr_AverageAnnualReturnYear10	8.59%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
American International Trust | Prospectus Series I, Series II and Series III Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMERICAN INTERNATIONAL TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide long-term growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The table reflects the combined fees of the feeder fund and the master fund.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests all of its assets in Class 1 shares of its master fund, the International Fund(SM), a series of American Funds Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States, including in emerging and developing countries, that the adviser believes have the potential for growth. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 24.34% (Quarter ended 6/30/2009) Worst Quarter: -21.95% (Quarter ended 9/30/2011)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
American International Trust | Prospectus Series I, Series II and Series III Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEILX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.49%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	1.16%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	118
Year 3	rr_ExpenseExampleYear03	368
Year 5	rr_ExpenseExampleYear05	638
Year 10	rr_ExpenseExampleYear10	1,409
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(14.34%)
Five Year	rr_AverageAnnualReturnYear05	(2.09%)
Ten Year	rr_AverageAnnualReturnYear10	5.75%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jul 9, 2003
American International Trust | Prospectus Series I, Series II and Series III Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.49%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	1.31%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	133
Year 3	rr_ExpenseExampleYear03	415
Year 5	rr_ExpenseExampleYear05	718
Year 10	rr_ExpenseExampleYear10	1,579
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(15.27%)
2003	rr_AnnualReturn2003	34.11%
2004	rr_AnnualReturn2004	18.74%
2005	rr_AnnualReturn2005	20.87%
2006	rr_AnnualReturn2006	18.32%
2007	rr_AnnualReturn2007	19.41%
2008	rr_AnnualReturn2008	(42.47%)
2009	rr_AnnualReturn2009	42.41%
2010	rr_AnnualReturn2010	6.68%
2011	rr_AnnualReturn2011	(14.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.95%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(14.38%)
Five Year	rr_AverageAnnualReturnYear05	(2.23%)
Ten Year	rr_AverageAnnualReturnYear10	5.60%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 5, 2003
American International Trust | Prospectus Series I, Series II and Series III Shares | Series III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAIHX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series III
Management fee	rr_ManagementFeesOverAssets	0.49%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	0.81%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series III
Year 1	rr_ExpenseExampleYear01	83
Year 3	rr_ExpenseExampleYear03	259
Year 5	rr_ExpenseExampleYear05	450
Year 10	rr_ExpenseExampleYear10	1,002
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series III
One Year	rr_AverageAnnualReturnYear01	(14.05%)
Five Year	rr_AverageAnnualReturnYear05	(1.78%)
Ten Year	rr_AverageAnnualReturnYear10	5.91%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
American International Trust | Prospectus Series I, Series II and Series III Shares | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	(11.73%)
Five Year	rr_AverageAnnualReturnYear05	(4.26%)
Ten Year	rr_AverageAnnualReturnYear10	5.12%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 5, 2003
American New World Trust | Prospectus Series I, Series II and Series III Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMERICAN NEW WORLD TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The table reflects the combined fees of the feeder fund and the master fund.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests all of its assets in Class 1 shares of its master fund, the New World Fund ®, a series of American Funds Insurance Series. The New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets that the adviser believes have potential of providing capital appreciation. The fund may invest in companies without regard to market capitalization, including companies with small market capitalizations.

The New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s adviser), with exposure to these countries. Bonds rated Ba1 or below or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

The New World Fund may invest in equity securities of any company, regardless of where it is based, if the New World Fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the New World Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds (“junk bonds”) and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The New World Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the New World Fund will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The New World Fund’s investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon, Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland, Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab Emirates and Venezuela.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 23.90% (Quarter ended 6/30/2009) Worst Quarter: -22.35% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
American New World Trust | Prospectus Series I, Series II and Series III Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JANOX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.73%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	1.45%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	148
Year 3	rr_ExpenseExampleYear03	459
Year 5	rr_ExpenseExampleYear05	792
Year 10	rr_ExpenseExampleYear10	1,735
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(14.33%)
Five Year	rr_AverageAnnualReturnYear05	2.49%
Ten Year	rr_AverageAnnualReturnYear10	11.08%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 6, 2009
American New World Trust | Prospectus Series I, Series II and Series III Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JANTX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.73%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	1.60%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	163
Year 3	rr_ExpenseExampleYear03	505
Year 5	rr_ExpenseExampleYear05	871
Year 10	rr_ExpenseExampleYear10	1,900
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(6.16%)
2003	rr_AnnualReturn2003	38.52%
2004	rr_AnnualReturn2004	18.18%
2005	rr_AnnualReturn2005	20.21%
2006	rr_AnnualReturn2006	31.90%
2007	rr_AnnualReturn2007	31.39%
2008	rr_AnnualReturn2008	(42.66%)
2009	rr_AnnualReturn2009	48.82%
2010	rr_AnnualReturn2010	17.18%
2011	rr_AnnualReturn2011	(14.41%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.35%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(14.41%)
Five Year	rr_AverageAnnualReturnYear05	2.37%
Ten Year	rr_AverageAnnualReturnYear10	10.60%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
American New World Trust | Prospectus Series I, Series II and Series III Shares | Series III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JANHX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series III
Management fee	rr_ManagementFeesOverAssets	0.73%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[4],[5]
Total fund operating expenses	rr_ExpensesOverAssets	1.10%	[4]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series III
Year 1	rr_ExpenseExampleYear01	112
Year 3	rr_ExpenseExampleYear03	350
Year 5	rr_ExpenseExampleYear05	606
Year 10	rr_ExpenseExampleYear10	1,340
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series III
One Year	rr_AverageAnnualReturnYear01	(14.02%)
Five Year	rr_AverageAnnualReturnYear05	2.91%
Ten Year	rr_AverageAnnualReturnYear10	11.30%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
American New World Trust | Prospectus Series I, Series II and Series III Shares | MSCI AC World Index (gross of foreign withholding taxes on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI AC World Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	(6.86%)
Five Year	rr_AverageAnnualReturnYear05	(1.41%)
Ten Year	rr_AverageAnnualReturnYear10	4.76%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Balanced Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BALANCED TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests in both equity and fixed-income securities. The fund employs growth, value and core approaches to allocate its assets among stocks of small, medium and large-capitalization companies in both the U.S. and foreign countries. The fund may purchase a variety of fixed income securities, including investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term, as well as cash. Under normal market conditions, 55-75% of the fund will be invested in equity securities and 25-45% of the fund will be invested in fixed-income securities.

The precise mix of equity and fixed-income securities will depend on the subadviser’s outlook for the markets and generally reflect the subadviser’s long-term, strategic asset allocation analysis. The subadviser anticipates that adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets, and its assessment of the relative attractiveness of each asset class.

Equity Allocation

The fund will allocate its assets between U.S. and foreign equity securities of small, medium and large-capitalization companies by employing growth, value and core approaches to selecting securities.

The fund may invest in common stocks of large, blue-chip growth companies. These are firms that, in the view of the subadviser, are well established in their industries and have the potential for above-average earnings growth. The subadviser focuses on companies with leading market positions, seasoned management, and strong financial fundamentals.

The fund may also invest in common stocks of large, well-established companies paying above-average dividends by employing a value approach to investing. The subadviser’s in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

The fund may invest in common stocks of mid and small capitalization companies using both growth and value approaches to investing. Mid capitalization growth stock selection is based on a combination of bottom-up analysis (focusing on selecting stocks based on the individual attributes of a company) and top-down analysis (focusing on industry sectors that are likely to generate the best returns) in an effort to identify companies with superior long-term appreciation prospects. Mid capitalization value stock selection seeks to identify mid capitalization companies whose stock prices do not appear to reflect their underlying values

Stocks of small capitalization companies may include emerging growth companies that offer the possibility of accelerating earnings growth. Based on quantitative models and fundamental research, a portion of the fund’s small capitalization portfolio is constructed using “bottom up” analysis taking into consideration stock characteristics, such as projected earnings and sales growth rates, valuation, use of capital resources, and earnings quality (i.e., the ability of reported earnings to reflect the company’s true earnings, as well as the usefulness of reported earnings to predict future earnings).

The fund may invest in stocks outside of the U.S. and will diversify broadly among developed and emerging countries throughout the world. Up to 40% of the fund’s total allocation to equity securities may be invested in foreign equity securities (in either developed or emerging markets). The subadviser’s team of analysts seeks to identify companies capable of achieving and sustaining above-average, long-term earnings growth. Present or anticipated earnings, cash flow, or book value, and valuation factors often influence the allocations among large-, mid- or small-capitalization companies. Foreign stocks may also be selected using a value approach to investing or by identifying a favorable combination of company fundamentals and valuation, providing exposure to both growth and value approaches to investing.

While the subadviser invests with an awareness of the global economic backdrop and our outlook for industry sectors and individual countries, bottom-up analysis is the focus of our decision-making. Country and sector allocations are driven primarily by individual stock selection and secondarily by top-down analysis. The fund may limit investments in markets that appear to have poor overall prospects.

The fund may invest in other equity-related securities or instruments, including but not limited to preferred stocks, depositary receipts, convertible securities, rights, and warrants. These equity-related instruments may include equity securities of, or derivatives linked to, emerging market issuers or indexes. The fund may invest in IPOs.

The fund may sell equity securities for a variety of reasons, such as to effect a change in asset allocation, secure gains, limit losses, or redeploy assets into more promising opportunities.

Fixed-Income Allocation

The fund’s fixed-income securities may include short, intermediate and long-term investment-grade corporate, U.S. government and agency obligations, mortgage-related and asset-backed securities, non-investment grade bonds (junk bonds), bank loans (loan participations and assignments), collateralized mortgage obligations, and foreign debt securities. Within this broad structure, investment decisions reflect the subadviser’s outlook on interest rates and the economy, industry and issuer conditions, and the prices and yields of the various securities. The fund’s fixed-income securities may also include cash and cash equivalents, and derivatives related to interest rates, currencies and fixed-income securities. Within the fund’s total allocation to fixed-income securities, up to 30% may be invested in below-investment grade holdings, up to 30% may be invested in foreign currency-denominated foreign debt securities, and up to 30% may be invested in debt obligations of emerging market countries and securities of companies located in emerging markets.

When selecting fixed-income or fixed-income related securities or instruments, the subadviser relies primarily on sector analysis and credit research. Sector analysis involves dividing the whole market into sectors and then studying the performance of each sector individually so that sectors can be compared to each other or to the market as a whole. Credit research focuses on both quantitative and qualitative criteria established by the subadviser such as fundamentals of the issuer, the characteristics of the securities, state of the industry, and prospects for the issuer and industry to evaluate the credit risks associated with fixed-income securities.

The fund may sell fixed-income holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into higher yielding securities or different sectors.

The fund may use derivative instruments as a means of gaining market exposure to either equity or fixed-income. Derivatives may be used to obtain long or short exposure to a particular security, asset class, region, industry, currency, interest rates, commodity (with the prior approval of the Adviser’s Complex Securities Committee), or index, or to other securities, groups of securities, or events. The fund may invest in over-the-counter and exchange-traded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions (rights to enter into swaps), structured notes, and market access products. For purposes of the fund’s investment policies, derivative instruments will be classified as equity- or fixed-income related instruments based upon the characteristics of the derivative instrument and the underlying asset on which the derivative is based.

The fund may invest in a particular equity or fixed-income asset class by purchasing shares of exchange traded funds (ETFs) or other mutual funds that concentrate their investments in that asset class, provided the investment is consistent with the fund’s investment program and policies. Such an investment could allowthe fund to obtain the benefits of a more diversified portfolio than might otherwise be available by direct investments in the asset class. Any such investments will subject the fund to the risks of the particular asset class.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund), as well as U.S.-dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

In pursuing its investment objective, the fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund’s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks —Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in foreign currency forward contracts and futures contracts.

On December 16, 2011, the Board of Trustees of John Hancock Variable Insurance Trust (the “Trust”) approved an Agreement and Plan of Reorganization providing for the merger of the Balanced Trust into the Lifestyle Growth Trust. Shareholders of the Balanced Trust approved the merger on April 17, 2012. Subject to regulatory and shareholder approval, the merger is scheduled to occur immediately after the close of business on Friday, April 27, 2012.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 52% of the Russell 3000 Index, 35% of the Barclays Capital U.S. Aggregate Bond Index and 13% of the MSCI EAFE Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Combined Index represents 52% of the Russell 3000 Index, 35% of the Barclays Capital U.S. Aggregate Bond Index and 13% of the MSCI EAFE Index.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 9.43% (Quarter ended 9/30/2010) Worst Quarter: -10.20% (Quarter ended 9/30/2011)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Balanced Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JBLNX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.84%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total fund operating expenses	rr_ExpensesOverAssets	1.04%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	106
Year 3	rr_ExpenseExampleYear03	331
Year 5	rr_ExpenseExampleYear05	574
Year 10	rr_ExpenseExampleYear10	1,271
Annual Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	12.58%
2011	rr_AnnualReturn2011	1.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.20%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	1.01%
Since Inception	rr_AverageAnnualReturnSinceInception	12.86%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2009
Balanced Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.84%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.24%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	126
Year 3	rr_ExpenseExampleYear03	393
Year 5	rr_ExpenseExampleYear05	681
Year 10	rr_ExpenseExampleYear10	1,500
Balanced Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JBLNX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.84%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total fund operating expenses	rr_ExpensesOverAssets	0.99%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	101
Year 3	rr_ExpenseExampleYear03	315
Year 5	rr_ExpenseExampleYear05	547
Year 10	rr_ExpenseExampleYear10	1,213
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	1.13%
Since Inception	rr_AverageAnnualReturnSinceInception	12.95%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2009
Balanced Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.45%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2009
Balanced Trust | Prospectus Series I, Series II and Series NAV Shares | Russell 3000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index
One Year	rr_AverageAnnualReturnYear01	1.03%
Since Inception	rr_AverageAnnualReturnSinceInception	17.42%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2009
Balanced Trust | Prospectus Series I, Series II and Series NAV Shares | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	(11.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.31%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2009
Balanced Trust | Prospectus Series I, Series II and Series NAV Shares | Combined Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Combined Index
One Year	rr_AverageAnnualReturnYear01	1.95%
Since Inception	rr_AverageAnnualReturnSinceInception	13.48%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2009
Blue Chip Growth Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BLUE CHIP GROWTH TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser’s view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, the subadviser generally considers the following characteristics:

Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company’s long-term growth prospects. The subadviser’s analysts will evaluate the depth and breadth of a company’s management experience.

Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

This investment approach reflects the subadviser’s belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadviser targets will have good prospects for dividend growth.

While most of the assets of the fund are invested in U.S. common stocks, the fund may also purchase or invest in other types of securities, including (i) U.S. and foreign currency-denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

The fund may invest in debt securities of any type, including municipal securities, without restrictions on quality or rating. Such securities would be issued by companies which meet the investment criteria for the fund but may include non-investment-grade debt securities (“junk bonds”). The fund will not purchase a non-investment-grade debt security if, immediately after such purchase, the fund would have more than 5% of its total assets invested in such securities.

The fund’s debt securities may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed-income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the subadviser believes will provide an opportunity for substantial appreciation. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development. The fund may invest significantly in the information technology sector.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 17.43% (Quarter ended 6/30/2009) Worst Quarter: -24.87% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Blue Chip Growth Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.78%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total fund operating expenses	rr_ExpensesOverAssets	0.86%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	88
Year 3	rr_ExpenseExampleYear03	274
Year 5	rr_ExpenseExampleYear05	477
Year 10	rr_ExpenseExampleYear10	1,061
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(24.26%)
2003	rr_AnnualReturn2003	29.17%
2004	rr_AnnualReturn2004	9.03%
2005	rr_AnnualReturn2005	5.60%
2006	rr_AnnualReturn2006	9.58%
2007	rr_AnnualReturn2007	12.75%
2008	rr_AnnualReturn2008	(42.53%)
2009	rr_AnnualReturn2009	42.89%
2010	rr_AnnualReturn2010	16.15%
2011	rr_AnnualReturn2011	1.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.87%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	1.44%
Five Year	rr_AverageAnnualReturnYear05	1.75%
Ten Year	rr_AverageAnnualReturnYear10	3.02%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Dec 11, 1992
Blue Chip Growth Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.78%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total fund operating expenses	rr_ExpensesOverAssets	1.06%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	108
Year 3	rr_ExpenseExampleYear03	337
Year 5	rr_ExpenseExampleYear05	585
Year 10	rr_ExpenseExampleYear10	1,294
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	1.24%
Five Year	rr_AverageAnnualReturnYear05	1.55%
Ten Year	rr_AverageAnnualReturnYear10	2.83%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Blue Chip Growth Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.78%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total fund operating expenses	rr_ExpensesOverAssets	0.81%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	83
Year 3	rr_ExpenseExampleYear03	259
Year 5	rr_ExpenseExampleYear05	450
Year 10	rr_ExpenseExampleYear10	1,002
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	1.45%
Five Year	rr_AverageAnnualReturnYear05	1.80%
Ten Year	rr_AverageAnnualReturnYear10	3.05%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Blue Chip Growth Trust | Prospectus Series I, Series II and Series NAV Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Year	rr_AverageAnnualReturnYear05	(0.25%)
Ten Year	rr_AverageAnnualReturnYear10	2.92%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Dec 11, 1992
Bond Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BOND TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek income and capital appreciation.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 108% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. The fund seeks to invest its assets in debt securities and instruments with an average duration of between 4 to 6 years, however, there is no limit on the fund’s average maturity.

Eligible investments include, but are not limited to:

  U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation,
  Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”)
  U.S. and foreign corporate bonds, and
  Foreign government and agency securities.

The subadviser uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio which may affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks— Hedging, derivatives and other strategic transactions risk” including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and forwards.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2.97% (Quarter ended 6/30/2010) Worst Quarter: -1.32% (Quarter ended 12/31/2010)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JBNIX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	0.66%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	67
Year 3	rr_ExpenseExampleYear03	211
Year 5	rr_ExpenseExampleYear05	368
Year 10	rr_ExpenseExampleYear10	822
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	5.92%
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2011
Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JBNJX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	0.86%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	88
Year 3	rr_ExpenseExampleYear03	274
Year 5	rr_ExpenseExampleYear05	477
Year 10	rr_ExpenseExampleYear10	1,061
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	5.90%
Since Inception	rr_AverageAnnualReturnSinceInception	6.53%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2011
Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JBNNX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	0.61%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	62
Year 3	rr_ExpenseExampleYear03	195
Year 5	rr_ExpenseExampleYear05	340
Year 10	rr_ExpenseExampleYear10	762
Annual Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	6.65%
2011	rr_AnnualReturn2011	5.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.32%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	5.58%
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jul 29, 2009
Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.28%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jul 29, 2009
Bond PS Series | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BOND PS SERIES
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek income and capital appreciation.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect contractual changes to the Advisory Agreement.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the period April 28, 2011 to December 31, 2011, the fund’s portfolio turnover rate was 114% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	114.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. There is no limit on the fund’s average maturity.

Eligible investments include, but are not limited to:

• U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation,

• Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”),

• U.S. and foreign corporate bonds, and

• Foreign government and agency securities.

The subadviser uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio which may affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks— Hedging, derivatives and other strategic transactions risk” including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and forwards.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Advance trade estimate risk. Bond PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of contract value under specific guaranteed benefits under variable annuity contracts the (Contracts). John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, “John Hancock Issuers”) have provided the Bond PS Series’ subadviser with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadviser may, but is not required to, use the tool to adjust the Bond PS Series’ portfolio with the goal of trading in securities as close to the market close as possible in order to limit the Bond PS Series’ exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a falling market, if the analytical tool suggests that the Bond PS Series will receive inflows that day (the “Trade Date”), the subadviser could buy securities close to the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a rising market, if the analytical tool suggests that the Bond PS Series will experience outflows on Trade Date, the subadviser could sell securities close to the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadviser relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Bond PS shares, there can be no assurance that the prices paid by the Bond PS Series will be better than if the Bond PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Bond PS Series will buy or sell securities the following business day to adjust for this difference. For example, if cash flows into the Bond PS Series are less than estimated, the Bond PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Bond PS Series are less than estimated, the Bond PS Series may be required to repurchase positions it had sold.

In addition, purchasing securities early could cause the Bond PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Bond PS Series’ assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Bond PS Series expenses and adversely affect the performance of the Bond PS Series.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Frequent trading risk The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the “JHVIT Lifestyle PS Series”), when redeeming shares of underlying funds, anticipate redeeming assets first from the Bond PS Series and the Strategic Allocation Trust rather than from other underlying funds. These redemptions from the Bond PS Series may be frequent and may increase portfolio transaction costs, disrupt fund management (affecting the subadviser’s ability to effectively manage the fund in accordance with its investment objective and policies) and dilute the interest in the fund held for long-term investment.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Inverse interest-only securities Inverse interest-only securities that are mortgage-backed securities are subject to the same risks as other mortgage-backed securities. In addition, the coupon on an inverse interest-only security can be extremely sensitive to changes in prevailing interest rates.

Stripped mortgage securities Stripped mortgage securities are subject to the same risks as other mortgage-backed securities, i.e., different combinations of prepayment, extension, interest rate and/or other market risks.

PS Series Asset Transfer risk The JHVIT Lifestyle PS Series which operates as funds of funds and invest in other, underlying funds, and the Bond PS Series are offered only in connection with the Contracts issued by the John Hancock Issuers. The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyle PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors, including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset reallocations may result in large-scale asset flows into and out of the Bond PS Series, which may negatively affect the fund’s performance by increasing the fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the Bond PS Series if it experiences outflows and needs to sell securities at a time when interest rates are rising and the prices of fixed income securities are declining. Outflows may also increase the fund’s expense ratio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.
Bond PS Series | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.57%	[3],[6]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.88%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3],[7]
Net fund operating expenses	rr_NetExpensesOverAssets	0.77%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	79
Year 3	rr_ExpenseExampleYear03	258
Year 5	rr_ExpenseExampleYear05	466
Year 10	rr_ExpenseExampleYear10	1,063
Bond PS Series | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JBPDX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.57%	[6]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total fund operating expenses	rr_ExpensesOverAssets	1.08%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[7]
Net fund operating expenses	rr_NetExpensesOverAssets	0.97%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	99
Year 3	rr_ExpenseExampleYear03	321
Year 5	rr_ExpenseExampleYear05	574
Year 10	rr_ExpenseExampleYear10	1,297
Bond PS Series | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JBPFX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.57%	[6]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total fund operating expenses	rr_ExpensesOverAssets	0.83%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[7]
Net fund operating expenses	rr_NetExpensesOverAssets	0.72%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	74
Year 3	rr_ExpenseExampleYear03	242
Year 5	rr_ExpenseExampleYear05	438
Year 10	rr_ExpenseExampleYear10	1,004
Capital Appreciation Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAPITAL APPRECIATION TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

The subadviser follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadviser looks for companies that experience some or all of the following: (i) above-average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow, and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

Securities in which the fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the fund is not likely to receive significant dividend income on its securities. Seeking to invest in companies with above-market- average growth, the fund may invest significantly in sectors associated with such growth, including information technology.

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the fund invests include: (i) American Depositary Receipts (ADRs); (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (REITs); and (v) initial public offerings (IPOs) and similar securities. (Convertible securities are securities —like bonds, corporate notes and preferred stocks—that the fund can convert into the company’s common stock, cash value of common stock, or some other equity security.)

In addition to the principal strategies discussed above, the fund may also use the following investment strategies to attempt to increase the fund’s return or protect its assets if market conditions warrant:

  The fund may make short sales of a security including short sales “against the box.”
  The fund may invest up to 20% of the fund’s total assets in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities.)
  The fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.
  The fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass-through securities and stripped mortgage-backed securities.
  The fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The fund may invest in obligations that are not rated, but that the subadviser believes are of comparable quality to these obligations.
  The fund may invest in repurchase agreements.

The subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 15.19% (Quarter ended 6/30/2009) Worst Quarter: -20.87% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Capital Appreciation Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	0.79%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	81
Year 3	rr_ExpenseExampleYear03	252
Year 5	rr_ExpenseExampleYear05	439
Year 10	rr_ExpenseExampleYear10	978
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(30.61%)
2003	rr_AnnualReturn2003	29.47%
2004	rr_AnnualReturn2004	9.33%
2005	rr_AnnualReturn2005	13.99%
2006	rr_AnnualReturn2006	2.26%
2007	rr_AnnualReturn2007	11.61%
2008	rr_AnnualReturn2008	(37.22%)
2009	rr_AnnualReturn2009	42.29%
2010	rr_AnnualReturn2010	11.83%
2011	rr_AnnualReturn2011	0.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.87%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	0.08%
Five Year	rr_AverageAnnualReturnYear05	2.21%
Ten Year	rr_AverageAnnualReturnYear10	2.48%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Nov 1, 2000
Capital Appreciation Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	0.99%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	101
Year 3	rr_ExpenseExampleYear03	315
Year 5	rr_ExpenseExampleYear05	547
Year 10	rr_ExpenseExampleYear10	1,213
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(0.17%)
Five Year	rr_AverageAnnualReturnYear05	1.99%
Ten Year	rr_AverageAnnualReturnYear10	2.29%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Capital Appreciation Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	0.74%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	76
Year 3	rr_ExpenseExampleYear03	237
Year 5	rr_ExpenseExampleYear05	411
Year 10	rr_ExpenseExampleYear10	918
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	0.12%
Five Year	rr_AverageAnnualReturnYear05	2.25%
Ten Year	rr_AverageAnnualReturnYear10	2.52%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Capital Appreciation Trust | Prospectus Series I, Series II and Series NAV Shares | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
One Year	rr_AverageAnnualReturnYear01	2.64%
Five Year	rr_AverageAnnualReturnYear05	2.50%
Ten Year	rr_AverageAnnualReturnYear10	2.60%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Nov 1, 2000
Capital Appreciation Value Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAPITAL APPRECIATION VALUE TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 83% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth. Common stocks typically constitute at least 50% of the fund’s total assets. The remaining assets are generally invested in other securities, including convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), foreign securities, futures and options. The fund may invest up to 20% of its total assets in foreign securities.

The fund’s common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when purchased by the fund are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the subadviser expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the fund invests. Since the subadviser attempts to prevent losses as well as achieve gains, the subadviser typically uses a value approach in selecting investments. The subadviser’s in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but are believed to have good prospects for capital appreciation. The subadviser may establish relatively large positions in companies it finds particularly attractive.

In addition, the subadviser searches for the best risk/reward values among all types of securities. The portion of the fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the fund’s cash reserve may reflect the subadviser’s ability to find companies that meet valuation criteria rather than its market outlook.

Bonds, bank loans and convertible securities may be purchased to gain additional exposure to a company or for their income or other features; maturity and quality are not necessarily major considerations in determining whether to purchase a particular security. The fund’s investments in non-investment grade debt securities and loans are limited to 15% of total assets. The fund may also purchase other securities, including bank debt, loan participations and assignments and futures and options. The fund’s investments in options, if any, will be primarily in an effort to protect against downside risk or to generate additional income.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 17.59% (Quarter ended 6/30/2009) Worst Quarter: -11.31% (Quarter ended 9/30/2011)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to December 16, 2011, the fund compared its performance to the Russell 1000 Growth Index. After this date, the fund replaced the Russell 1000 Growth Index with the S&P 500 Index, which better reflects its investment strategy.
Capital Appreciation Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.98%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	100
Year 3	rr_ExpenseExampleYear03	312
Year 5	rr_ExpenseExampleYear05	542
Year 10	rr_ExpenseExampleYear10	1,201
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	30.18%
2010	rr_AnnualReturn2010	13.83%
2011	rr_AnnualReturn2011	3.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.31%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	3.13%
Since Inception	rr_AverageAnnualReturnSinceInception	2.91%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Capital Appreciation Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.18%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	120
Year 3	rr_ExpenseExampleYear03	375
Year 5	rr_ExpenseExampleYear05	649
Year 10	rr_ExpenseExampleYear10	1,432
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	2.88%
Since Inception	rr_AverageAnnualReturnSinceInception	2.68%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Capital Appreciation Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.93%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	95
Year 3	rr_ExpenseExampleYear03	296
Year 5	rr_ExpenseExampleYear05	515
Year 10	rr_ExpenseExampleYear10	1,143
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	3.09%
Since Inception	rr_AverageAnnualReturnSinceInception	2.92%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Capital Appreciation Value Trust | Prospectus Series I, Series II and Series NAV Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.62%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Capital Appreciation Value Trust | Prospectus Series I, Series II and Series NAV Shares | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
One Year	rr_AverageAnnualReturnYear01	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	1.60%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Core Allocation Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CORE ALLOCATION TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long term growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. The fund may invest a substantial portion of its assets in the Core Allocation Plus Trust, a fund of JHVIT, but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase shares of any Underlying Fund except other JHVIT funds of funds and the following JHVIT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds” below. The fund may also engage in short selling.

The investment performance of the fund will reflect both its adviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities: 50% to 75%

fixed-income securities: 25% to 50%

foreign securities: 0% to 100%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks— Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

On December 16, 2011, the Board of Trustees of John Hancock Variable Insurance Trust (the “Trust”) approved an Agreement and Plan of Reorganization providing for the merger of the Core Allocation Trust into the Lifestyle Growth Trust. Shareholders of the Core Allocation Trust approved the merger on April 17, 2012. Subject to regulatory and shareholder approval, the merger is scheduled to occur immediately after the close of business on Friday, April 27, 2012.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the MSCI World Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Combined Index represents 70% of the MSCIWorld Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 9.48% (Quarter ended 9/30/2010) Worst Quarter: -11.08% (Quarter ended 9/30/2011)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Core Allocation Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCLOX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.05%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[8]
Net fund operating expenses	rr_NetExpensesOverAssets	0.96%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	98
Year 3	rr_ExpenseExampleYear03	325
Year 5	rr_ExpenseExampleYear05	571
Year 10	rr_ExpenseExampleYear10	1,274
Annual Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	11.00%
2011	rr_AnnualReturn2011	(1.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.08%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(1.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.48%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Allocation Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCLTX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.25%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[8]
Net fund operating expenses	rr_NetExpensesOverAssets	1.16%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	118
Year 3	rr_ExpenseExampleYear03	388
Year 5	rr_ExpenseExampleYear05	678
Year 10	rr_ExpenseExampleYear10	1,503
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(1.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.24%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Allocation Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCLDX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.00%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[8]
Net fund operating expenses	rr_NetExpensesOverAssets	0.91%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	93
Year 3	rr_ExpenseExampleYear03	309
Year 5	rr_ExpenseExampleYear05	544
Year 10	rr_ExpenseExampleYear10	1,216
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(1.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.49%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Core Allocation Trust | Prospectus Series I, Series II and Series NAV Shares | MSCI World Index (gross of foreign withholding taxes on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	(5.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.06%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Allocation Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.39%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Allocation Trust | Prospectus Series I, Series II and Series NAV Shares | Combined Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Combined Index
One Year	rr_AverageAnnualReturnYear01	(0.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.42%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Allocation Plus Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CORE ALLOCATION PLUS TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek total return, consisting of long-term capital appreciation and current income.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 154% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	154.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests in equity and fixed-income securities of issuers located within and outside the U.S. The fund will allocate its assets between fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadviser’s targeted asset mix, which may change over time.

Under normal circumstances, the targeted asset mix may range between 75%-50% equity instruments and 50%-25% fixed-income instruments and will generally reflect the subadviser’s long-term, strategic asset allocation analysis. The subadviser anticipates that adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets and, to a lesser extent, its opinion of the relative attractiveness of each asset class.

When selecting particular equity or equity-related securities or instruments, the subadviser relies primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value.

When selecting fixed-income or fixed-income-related securities or instruments, the subadviser relies primarily on sector analysis and credit research. Sector analysis focuses on the differences in yields among security types, issuers and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser.

The fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments, including, but not limited to, common stock, preferred stock, depositary receipts (including American Depositary Receipts and Global Depositary Receipts), index-related securities (including exchange-traded funds (ETFs)), real estate investment structures (including real estate investment trusts (REITs)), convertible securities, preferred stock, convertible preferred stock, rights, warrants, derivatives linked to equity securities or indexes and other similar equity equivalents. These equity and equity-related instruments may include equity securities of, or derivatives linked to emerging-market issuers or indexes.

The fund may also invest in fixed-income securities, fixed-income-related instruments and cash and cash-equivalents, including, but not limited to, government, agency, supranational, mortgage-backed, corporate, asset-backed, cash equivalents and other fixed-income securities, as well as derivatives such as interest-rate futures and interest-rate swaps, currency forwards and fixed-income securities and instruments. These debt obligations may include non-investment-grade and emerging-market debt issues.

Derivatives may be used to obtain long or short exposure to a particular security, asset class, region, industry, currency, commodity (with the prior approval of the adviser’s Complex Securities Committee) or index, or to other securities, groups of securities or events. Derivatives may be used to transfer value added in one strategy to a market exposure other than the benchmark of that strategy. The fund may invest in over-the-counter and exchange-traded derivatives, including, but not limited to, futures, forward contracts, interest rate and credit default swaps, options, options on futures, swaptions, structured notes and market access products such as warrants and zero strike options. For purposes of the fund’s investment policies, derivative instruments will be classified as equity- or fixed-income-related instruments based upon the characteristics of the derivative instrument and the underlying asset to which the derivative is linked.

The fund may invest in initial public offerings (IPOs). The fund’s investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the MSCI World Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Combined Index represents 70% of the MSCI World Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 14.50% (Quarter ended 6/30/2009) Worst Quarter: -15.88% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Core Allocation Plus Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGAOX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.91%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total fund operating expenses	rr_ExpensesOverAssets	1.04%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	106
Year 3	rr_ExpenseExampleYear03	331
Year 5	rr_ExpenseExampleYear05	574
Year 10	rr_ExpenseExampleYear10	1,271
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(31.50%)
2009	rr_AnnualReturn2009	25.20%
2010	rr_AnnualReturn2010	10.50%
2011	rr_AnnualReturn2011	(2.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.88%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(2.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.91%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Core Allocation Plus Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGAIX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.91%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total fund operating expenses	rr_ExpensesOverAssets	1.24%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	126
Year 3	rr_ExpenseExampleYear03	393
Year 5	rr_ExpenseExampleYear05	681
Year 10	rr_ExpenseExampleYear10	1,500
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(2.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.09%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Core Allocation Plus Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGANX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.91%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total fund operating expenses	rr_ExpensesOverAssets	0.99%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	101
Year 3	rr_ExpenseExampleYear03	315
Year 5	rr_ExpenseExampleYear05	547
Year 10	rr_ExpenseExampleYear10	1,213
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(2.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.86%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Core Allocation Plus Trust | Prospectus Series I, Series II and Series NAV Shares | MSCI World Index (gross of foreign withholding taxes on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	(5.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.47%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Core Allocation Plus Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Core Allocation Plus Trust | Prospectus Series I, Series II and Series NAV Shares | Combined Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Combined Index
One Year	rr_AverageAnnualReturnYear01	(0.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.81%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Core Balanced Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CORE BALANCED TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long term growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. The fund may invest a substantial portion of its assets in the Balanced Trust, a fund of JHVIT, but is authorized to invest without limitation in other Underlying Funds and in other types of investments.

The fund may purchase shares of any Underlying Fund except other JHVIT funds of funds and the following JHVIT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (“ETFs”) and make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds” below. The fund may also engage in short selling.

The investment performance of the fund will reflect both its adviser's allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds' subadvisers.

The fund's allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities: 55% to 75%

fixed-income securities: 25% to 45%

foreign securities: 0% to 100%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds' Principal Risks— Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

On December 16, 2011, the Board of Trustees of John Hancock Variable Insurance Trust (the “Trust”) approved an Agreement and Plan of Reorganization providing for the merger of the Core Balanced Trust into the Lifestyle Growth Trust. Shareholders of the Core Balanced Trust approved the merger on April 17, 2012 . Subject to regulatory and shareholder approval, the merger is scheduled to occur immediately after the close of business on Friday, April 27, 2012.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 52% of the Russell 3000 Index, 35% of the Barclays Capital U.S. Aggregate Bond Index and 13% MSCI EAFE Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Combined Index represents 52% of the Russell 3000 Index, 35% of the Barclays Capital U.S. Aggregate Bond Index and 13% MSCI EAFE Index.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 9.28% (Quarter ended 9/30/2010) Worst Quarter: -10.03% (Quarter ended 9/30/2011)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Core Balanced Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCBOX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.96%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[8]
Net fund operating expenses	rr_NetExpensesOverAssets	0.93%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	95
Year 3	rr_ExpenseExampleYear03	303
Year 5	rr_ExpenseExampleYear05	528
Year 10	rr_ExpenseExampleYear10	1,175
Annual Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	12.20%
2011	rr_AnnualReturn2011	1.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.03%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	1.16%
Since Inception	rr_AverageAnnualReturnSinceInception	12.75%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Balanced Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCBTX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.16%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[8]
Net fund operating expenses	rr_NetExpensesOverAssets	1.13%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	115
Year 3	rr_ExpenseExampleYear03	366
Year 5	rr_ExpenseExampleYear05	635
Year 10	rr_ExpenseExampleYear10	1,406
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	0.89%
Since Inception	rr_AverageAnnualReturnSinceInception	12.53%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Balanced Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCBNX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.91%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[8]
Net fund operating expenses	rr_NetExpensesOverAssets	0.88%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	90
Year 3	rr_ExpenseExampleYear03	287
Year 5	rr_ExpenseExampleYear05	501
Year 10	rr_ExpenseExampleYear10	1,117
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	1.21%
Since Inception	rr_AverageAnnualReturnSinceInception	12.79%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Core Balanced Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.39%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Balanced Trust | Prospectus Series I, Series II and Series NAV Shares | Russell 3000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index
One Year	rr_AverageAnnualReturnYear01	1.03%
Since Inception	rr_AverageAnnualReturnSinceInception	17.48%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Balanced Trust | Prospectus Series I, Series II and Series NAV Shares | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	(11.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.32%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Balanced Trust | Prospectus Series I, Series II and Series NAV Shares | Combined Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Combined Index
One Year	rr_AverageAnnualReturnYear01	1.95%
Since Inception	rr_AverageAnnualReturnSinceInception	13.39%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Balanced Strategy Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CORE BALANCED STRATEGY TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long term growth of capital. Current income is also a consideration.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests principally in other funds (“Underlying Funds”) but may also invest in other types of investments as noted below. Under normal market conditions, the fund invests approximately 50% of its net assets in Underlying Funds that invest primarily in equity securities and approximately 50% of its net assets in Underlying Funds that invest primarily in fixed-income securities, although variations in these target percentages are permitted as noted below.

Underlying Funds eligible for purchase by the fund include the following index funds: 500 Index Trust, the Mid Cap Index Trust, the Small Cap Index Trust, the International Equity Index Trust A and the Total Bond Market Trust A. The fund may, however, invest in other JHVIT funds and other investment companies, including exchange traded funds (“ETFs”).

The equity Underlying Funds in which the fund may invest as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fixed-income Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade debt securities and below investment grade debt securities (“junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Fund holds various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Variations in the target percentage allocations between the two types of Underlying Funds (fixed-income and equity) are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 50% of assets in fixed-income securities and 50% of assets in equity securities, the fund may have a fixed-income/equity allocation of 60%/40% or 40%/ 60%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadviser may determine that the normal percentage limitations should be exceeded to protect the fund.

Within the prescribed percentage allocations, the subadviser selects the percentage level to be maintained in specific Underlying Funds. The subadviser may from time to time change the allocation in specific Underlying Funds or rebalanced the Underlying Funds. To maintain target allocation in the Underlying Funds, daily cash flows for the fund will be directed to its Underlying Funds that most deviate from target.

The investment performance of the fund will reflect both its subadviser's allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds' subadvisers. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

The fund may also invest in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments of the Funds of Funds.” The fund may also engage in short selling.

The fund purchases only NAV shares of the Underlying Funds that are JHVIT funds. (NAV shares are not subject to any Rule 12b-1 fees).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds' Principal Risks— Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

On December 16, 2011, the Board of Trustees of John Hancock Variable Insurance Trust (the “Trust”) approved an Agreement and Plan of Reorganization providing for the merger of the Core Balanced Strategy Trust into the Core Strategy Trust. Shareholders of the Core Strategy Trust approved the merger on April 17, 2012. Subject to regulatory and shareholder approval, the merger is scheduled to occur immediately after the close of business on Friday, April 27, 2012.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 50% S&P 500 Index and 50% Barclays Capital U. S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Combined Index represents 50% S&P 500 Index and 50% Barclays Capital U. S. Aggregate Bond Index
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 7.59% (Quarter ended 9/30/2010) Worst Quarter: -6.60% (Quarter ended 9/30/2011)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Core Balanced Strategy Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.05%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	1.52%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[2],[3]
Total fund operating expenses	rr_ExpensesOverAssets	2.11%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.48%)	[3],[9]
Net fund operating expenses	rr_NetExpensesOverAssets	0.63%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	64
Year 3	rr_ExpenseExampleYear03	518
Year 5	rr_ExpenseExampleYear05	997
Year 10	rr_ExpenseExampleYear10	2,324
Core Balanced Strategy Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.05%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	1.52%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[2],[3]
Total fund operating expenses	rr_ExpensesOverAssets	2.31%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.48%)	[3],[9]
Net fund operating expenses	rr_NetExpensesOverAssets	0.83%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	85
Year 3	rr_ExpenseExampleYear03	579
Year 5	rr_ExpenseExampleYear05	1,100
Year 10	rr_ExpenseExampleYear10	2,531
Core Balanced Strategy Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JBSNX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.52%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	2.06%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.48%)	[9]
Net fund operating expenses	rr_NetExpensesOverAssets	0.58%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	59
Year 3	rr_ExpenseExampleYear03	502
Year 5	rr_ExpenseExampleYear05	972
Year 10	rr_ExpenseExampleYear10	2,271
Annual Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	10.83%
2011	rr_AnnualReturn2011	2.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.60%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	2.28%
Since Inception	rr_AverageAnnualReturnSinceInception	9.73%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jul 24, 2009
Core Balanced Strategy Trust | Prospectus Series I, Series II and Series NAV Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	13.24%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jul 24, 2009
Core Balanced Strategy Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.34%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jul 24, 2009
Core Balanced Strategy Trust | Prospectus Series I, Series II and Series NAV Shares | Russell 3000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index
One Year	rr_AverageAnnualReturnYear01	1.03%
Since Inception	rr_AverageAnnualReturnSinceInception	13.65%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jul 24, 2009
Core Balanced Strategy Trust | Prospectus Series I, Series II and Series NAV Shares | Combined Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Combined Index
One Year	rr_AverageAnnualReturnYear01	(5.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.66%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jul 24, 2009
Core Bond Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CORE BOND TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek total return consisting of income and capital appreciation.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 436% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	436.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment-grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

The fund invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The fund may also invest in unrated bonds that the subadviser believes are comparable to investment-grade debt securities. The fund may invest to a significant extent in mortgage-backed securities, including collateralized mortgage obligations.

Under normal market conditions, the subadviser expects to maintain an effective duration within 10% (in either direction) of the duration of the Barclays Capital U.S. Aggregate Bond Index (the duration of this index as of October 31, 2011 was 4.43 years).

The fund may invest:

  Up to 25% of total assets in asset-backed securities, other than mortgage-backed securities;
  Up to 20% of total assets in dollar-denominated obligations of foreign issuers; and
  Up to 10% of total assets in stripped mortgage-backed securities.

As part of a mortgage-backed securities investment strategy, the fund may enter into dollar rolls. The fund may also enter into reverse repurchase agreements to enhance return.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 4.52% (Quarter ended 9/30/2009) Worst Quarter: -1.24% (Quarter ended 12/31/2010)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Core Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.59%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total fund operating expenses	rr_ExpensesOverAssets	0.67%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	68
Year 3	rr_ExpenseExampleYear03	214
Year 5	rr_ExpenseExampleYear05	373
Year 10	rr_ExpenseExampleYear10	835
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	3.72%
2007	rr_AnnualReturn2007	6.26%
2008	rr_AnnualReturn2008	3.38%
2009	rr_AnnualReturn2009	9.93%
2010	rr_AnnualReturn2010	7.08%
2011	rr_AnnualReturn2011	8.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.24%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	8.32%
Five Year	rr_AverageAnnualReturnYear05	6.97%
Since Inception	rr_AverageAnnualReturnSinceInception	5.93%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Core Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.59%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total fund operating expenses	rr_ExpensesOverAssets	0.87%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	89
Year 3	rr_ExpenseExampleYear03	278
Year 5	rr_ExpenseExampleYear05	482
Year 10	rr_ExpenseExampleYear10	1,073
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	8.04%
Five Year	rr_AverageAnnualReturnYear05	6.73%
Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Core Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.59%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total fund operating expenses	rr_ExpensesOverAssets	0.62%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	63
Year 3	rr_ExpenseExampleYear03	199
Year 5	rr_ExpenseExampleYear05	346
Year 10	rr_ExpenseExampleYear10	774
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	8.32%
Five Year	rr_AverageAnnualReturnYear05	7.01%
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Core Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Year	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.74%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Core Disciplined Diversification Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CORE DISCIPLINED DIVERSIFICATION TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long term growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. The fund may invest a substantial portion of its assets in the Disciplined Diversification Trust, a fund of JHVIT, but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase shares of any Underlying Fund except other JHVIT funds of funds and the following JHVIT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds” below. The fund may also engage in short selling.

The investment performance of the fund will reflect both its adviser's allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds' subadvisers.

The fund anticipates that the fund's allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities: 60% to 80%

fixed-income securities: 20% to 40%

foreign securities: 0% to 100%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds' Principal Risks— Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

On December 16, 2011, the Board of Trustees of John Hancock Variable Insurance Trust (the “Trust”) approved an Agreement and Plan of Reorganization providing for the merger of the Core Disciplined Diversification Trust into the Lifestyle Growth Trust. Shareholders of the Core Disciplined Diversification Trust approved the merger on April 17, 2012. Subject to regulatory and shareholder approval, the merger is scheduled to occur immediately after the close of business on Friday, April 27, 2012.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the MSCI World Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Combined Index represents 70% of the MSCIWorld Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 10.53% (Quarter ended 9/30/2010) Worst Quarter: -11.76% (Quarter ended 9/30/2011)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Core Disciplined Diversification Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.05%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[2],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.92%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3],[8]
Net fund operating expenses	rr_NetExpensesOverAssets	0.88%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	90
Year 3	rr_ExpenseExampleYear03	289
Year 5	rr_ExpenseExampleYear05	505
Year 10	rr_ExpenseExampleYear10	1,128
Core Disciplined Diversification Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCDTX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.12%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[8]
Net fund operating expenses	rr_NetExpensesOverAssets	1.08%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	110
Year 3	rr_ExpenseExampleYear03	352
Year 5	rr_ExpenseExampleYear05	613
Year 10	rr_ExpenseExampleYear10	1,360
Annual Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	12.20%
2011	rr_AnnualReturn2011	(1.97%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.76%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(1.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.66%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Disciplined Diversification Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCDNX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.87%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[8]
Net fund operating expenses	rr_NetExpensesOverAssets	0.83%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	85
Year 3	rr_ExpenseExampleYear03	274
Year 5	rr_ExpenseExampleYear05	478
Year 10	rr_ExpenseExampleYear10	1,069
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(1.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.84%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Core Disciplined Diversification Trust | Prospectus Series I, Series II and Series NAV Shares | MSCI World Index (gross of foreign withholding taxes on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	(5.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.06%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Disciplined Diversification Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.39%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Disciplined Diversification Trust | Prospectus Series I, Series II and Series NAV Shares | Combined Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Combined Index
One Year	rr_AverageAnnualReturnYear01	(0.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.42%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Fundamental Holdings Trust | Prospectus Series I, Series II, Series III and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CORE FUNDAMENTAL HOLDINGS TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long term growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31,2011, expenses are estimated.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The fund may invest a substantial portion of its assets in Underlying Funds that are series of the American Funds Insurance Series but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase shares of any Underlying Fund except other JHVIT funds of funds and the following JHVIT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds” below. The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities: 50% to 75%

fixed-income securities: 25% to 50%

foreign securities: 0% to 40%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks— Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Combined Index represents 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 8.35% (Quarter ended 9/30/2010) Worst Quarter: -8.22% (Quarter ended 9/30/2011)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Core Fundamental Holdings Trust | Prospectus Series I, Series II, Series III and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCFOX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.85%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[10]
Net fund operating expenses	rr_NetExpensesOverAssets	0.86%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	88
Year 3	rr_ExpenseExampleYear03	272
Year 5	rr_ExpenseExampleYear05	472
Year 10	rr_ExpenseExampleYear10	1,050
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	0.78%
Since Inception	rr_AverageAnnualReturnSinceInception	10.87%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Core Fundamental Holdings Trust | Prospectus Series I, Series II, Series III and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCFTX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.05%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[10]
Net fund operating expenses	rr_NetExpensesOverAssets	1.06%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	108
Year 3	rr_ExpenseExampleYear03	335
Year 5	rr_ExpenseExampleYear05	580
Year 10	rr_ExpenseExampleYear10	1,283
Annual Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	9.65%
2011	rr_AnnualReturn2011	0.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.22%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	0.52%
Since Inception	rr_AverageAnnualReturnSinceInception	10.71%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Fundamental Holdings Trust | Prospectus Series I, Series II, Series III and Series NAV Shares | Series III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCFHX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series III
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.65%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[10]
Net fund operating expenses	rr_NetExpensesOverAssets	0.66%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series III
Year 1	rr_ExpenseExampleYear01	67
Year 3	rr_ExpenseExampleYear03	209
Year 5	rr_ExpenseExampleYear05	363
Year 10	rr_ExpenseExampleYear10	811
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series III
One Year	rr_AverageAnnualReturnYear01	0.99%
Since Inception	rr_AverageAnnualReturnSinceInception	11.16%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Fundamental Holdings Trust | Prospectus Series I, Series II, Series III and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.05%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[2],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.50%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[10],[3]
Net fund operating expenses	rr_NetExpensesOverAssets	0.51%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	52
Year 3	rr_ExpenseExampleYear03	161
Year 5	rr_ExpenseExampleYear05	281
Year 10	rr_ExpenseExampleYear10	629
Core Fundamental Holdings Trust | Prospectus Series I, Series II, Series III and Series NAV Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	17.08%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Fundamental Holdings Trust | Prospectus Series I, Series II, Series III and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.39%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Fundamental Holdings Trust | Prospectus Series I, Series II, Series III and Series NAV Shares | Combined Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Combined Index
One Year	rr_AverageAnnualReturnYear01	4.69%
Since Inception	rr_AverageAnnualReturnSinceInception	13.50%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Global Diversification Trust | Prospectus Series I, Series II, Series III and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CORE GLOBAL DIVERSIFICATION TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long term growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. Under normal market conditions, the fund will invest a significant portion of its assets, directly or indirectly through Underlying Funds, in securities that are located outside the U.S.

The fund may invest a substantial portion of its assets in Underlying Funds that are series of the American Funds Insurance Series but is authorized to invest without limitation in other Underlying Funds and in other types of investments.

The fund may purchase shares of any Underlying Fund except other JHVIT funds of funds and the following JHVIT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHVIT funds, the fund only purchases NAV Class shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (“commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds” below. The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities: 50% to 75%

fixed-income securities: 25% to 50%

foreign securities: 40% or more

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks— Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 65% of the MSCI World Index and 35% of the Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Combined Index represents 65% of the MSCIWorld Index and 35% of the Barclays Capital U.S. Aggregate Bond Index.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 10.66% (Quarter ended 9/30/2010) Worst Quarter: -11.28% (Quarter ended 9/30/2011)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Core Global Diversification Trust | Prospectus Series I, Series II, Series III and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCGOX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.91%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	93
Year 3	rr_ExpenseExampleYear03	290
Year 5	rr_ExpenseExampleYear05	504
Year 10	rr_ExpenseExampleYear10	1,120
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(3.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.97%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Core Global Diversification Trust | Prospectus Series I, Series II, Series III and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCGTX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.11%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	113
Year 3	rr_ExpenseExampleYear03	353
Year 5	rr_ExpenseExampleYear05	612
Year 10	rr_ExpenseExampleYear10	1,352
Annual Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	8.29%
2011	rr_AnnualReturn2011	(3.75%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.28%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(3.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.83%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Global Diversification Trust | Prospectus Series I, Series II, Series III and Series NAV Shares | Series III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCGEX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series III
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.71%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series III
Year 1	rr_ExpenseExampleYear01	73
Year 3	rr_ExpenseExampleYear03	227
Year 5	rr_ExpenseExampleYear05	395
Year 10	rr_ExpenseExampleYear10	883
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series III
One Year	rr_AverageAnnualReturnYear01	(3.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.26%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Global Diversification Trust | Prospectus Series I, Series II, Series III and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.05%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[2],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.56%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	57
Year 3	rr_ExpenseExampleYear03	179
Year 5	rr_ExpenseExampleYear05	313
Year 10	rr_ExpenseExampleYear10	701
Core Global Diversification Trust | Prospectus Series I, Series II, Series III and Series NAV Shares | MSCI World Index (gross of foreign withholding taxes on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	(5.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.06%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Global Diversification Trust | Prospectus Series I, Series II, Series III and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.39%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Global Diversification Trust | Prospectus Series I, Series II, Series III and Series NAV Shares | Combined Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Combined Index
One Year	rr_AverageAnnualReturnYear01	(0.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.11%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Core Strategy Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CORE STRATEGY TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long term growth of capital. Current income is also a consideration.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests in other funds of JHVIT and other investment companies (including exchange traded funds) (“Underlying Funds”) as well as other types of investments, see “Other Permitted Investments by the Funds of Funds.” The fund invests approximately 70% of its total assets in equity securities and Underlying Funds which invest primarily in equity securities (“Equity Investments”) and approximately 30% of its total assets in fixed income securities and Underlying Funds which invest primarily in fixed income securities (“Fixed Income Investments”).

The fund may also invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Variations in the target percentage allocations between Equity Investments and Fixed Income Investments are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 70% of assets in Equity Investments and 30% of assets in Fixed Income Investments, the fund may have an equity/fixed income allocation of 80%/20% or 60%/40%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadviser may determine that the normal percentage limitations should be exceeded to protect the fund or to achieve the fund’s objective.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to the Underlying Fund that most deviates from target. Quarterly, the subadviser may also rebalance the fund’s Underlying Funds to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the fund’s assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other type of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds’ subadvisers. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange- traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index is comprised of 70% S&P 500 Index and 30% Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Combined Index is comprised of 70% S&P 500 Index and 30% Barclays Capital U.S. Aggregate Bond Index.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 13.17% (Quarter ended 6/30/2009) Worst Quarter: -14.86% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Core Strategy Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIAOX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.61%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	62
Year 3	rr_ExpenseExampleYear03	195
Year 5	rr_ExpenseExampleYear05	340
Year 10	rr_ExpenseExampleYear10	762
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	0.21%
Five Year	rr_AverageAnnualReturnYear05	1.46%
Since Inception	rr_AverageAnnualReturnSinceInception	2.81%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Core Strategy Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIATX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.81%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	83
Year 3	rr_ExpenseExampleYear03	259
Year 5	rr_ExpenseExampleYear05	450
Year 10	rr_ExpenseExampleYear10	1,002
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	6.55%
2008	rr_AnnualReturn2008	(26.47%)
2009	rr_AnnualReturn2009	21.65%
2010	rr_AnnualReturn2010	12.17%
2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.86%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Year	rr_AverageAnnualReturnYear05	1.35%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 10, 2006
Core Strategy Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIANX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.56%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	57
Year 3	rr_ExpenseExampleYear03	179
Year 5	rr_ExpenseExampleYear05	313
Year 10	rr_ExpenseExampleYear10	701
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	0.18%
Five Year	rr_AverageAnnualReturnYear05	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Core Strategy Trust | Prospectus Series I, Series II and Series NAV Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Year	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 10, 2006
Core Strategy Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Year	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 10, 2006
Core Strategy Trust | Prospectus Series I, Series II and Series NAV Shares | Combined Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Combined Index
One Year	rr_AverageAnnualReturnYear01	4.08%
Five Year	rr_AverageAnnualReturnYear05	2.12%
Since Inception	rr_AverageAnnualReturnSinceInception	3.62%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 10, 2006
Currency Strategies Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CURRENCY STRATEGIES TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to achieve total return from investments in currency markets.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, at least 80% of the value of the fund’s net assets, including borrowings for investment purposes, if any, will be exposed to currency through currency forwards and other currency transactions, such as spot currency transactions and currency options. The fund’s assets that are not used to purchase currency forwards and other currency instruments will be invested in investment grade debt securities. The fund seeks to achieve positive absolute returns through the income produced by the debt securities and any net gains resulting from fluctuations in the values of currencies relative to the U.S. dollar. (Net losses on currency transactions will reduce positive absolute returns.)

Investment grade debt securities are securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s Corporation (“S&P”), Fitch Investors Service, Inc. (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”), or are unrated securities determined by the subadviser to be of comparable quality to investment grade securities. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by S&P and Fitch or as Aaa, Aa, A or Baa by Moody’s. Investment grade debt securities include U.S. government securities, including U.S. Treasuries and cash equivalents.

In pursuing its investment goal, the fund may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. The fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets.

The fund may be exposed to currencies of both developed and emerging market countries that, in the subadviser’s opinion, have liquid currency markets. The fund employs an active currency strategy that seeks to deliver returns (or alpha) that is not correlated to the movements of the securities markets. The subadviser’s investment process is systematic and based on fundamental analysis. The subadviser seeks to exploit factors that drive the relative value of currency markets and to take advantage of the effects of changes in short-term and long-term interest rates, capital flows, trade flows and supply/demand pressures.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use various hedging and other strategic transactions described under “Additional Information about the Funds’ Principal Risks – Hedging, derivatives and other strategic transactions risk.” The risks of currency derivative transactions is further described under “Additional Information about the Fund’s Principal Risks – Currency Risk.”

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Currency Strategies Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.93%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.04%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	106
Year 3	rr_ExpenseExampleYear03	331
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Currency Strategies Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.93%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.24%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	126
Year 3	rr_ExpenseExampleYear03	393
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Currency Strategies Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.93%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.99%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	101
Year 3	rr_ExpenseExampleYear03	315
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Disciplined Diversification Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DISCIPLINED DIVERSIFICATION TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek total return consisting of capital appreciation and current income.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily in equity securities and fixed-income securities of domestic and international issuers, including equities of issuers in emerging markets, in accordance with the following range of allocations:

	Target Allocation	Range of Allocation
Equity Securities	70%	65%-75%
Fixed-Income Securities	30%	25%-35%

The fund may invest outside these ranges and may invest defensively during unusual or unsettled market conditions.

Equity securities will include securities of small, medium, and large size companies. The fund will target weights efficiently to achieve a higher exposure to small and value companies relative to the market. Increased exposure to small and value companies may be achieved by decreasing the allocation of the fund’s assets to large growth companies relative to their weight in the universe in which the fund normally invests.

For its fixed income investments, the fund is eligible to invest in a variety of fixed income securities which may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies. They include, but are not limited to:

  Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.
  U.S. government agency obligations issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support.
  Nonconvertible corporate debt securities (e.g., bonds and debentures), which are issued by companies whose commercial paper is rated Prime1 by Moody’s or A1 or better by S&P or F1 or better by Fitch and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s or AA by Fitch. If there is neither a commercial paper rating nor a rating of the debt security, then the subadviser must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA by S&P or Fitch or Aa2 by Moody’s.
  Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1 billion.
  Commercial paper rated, at the time of purchase, A1 or better by S&P or Prime1 by Moody’s or F1 or better by Fitch, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P or AAA by Fitch.
  Repurchase Agreements: instruments through which the fund purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate.
  Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.
  Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.
  Debt securities of foreign issuers rated AA or better by S&P or Aa2 or better by Moody’s or AA or better by Fitch.
  Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the U.S.

The fund may invest in registered or unregistered money market funds affiliated or unaffiliated with the fund’s subadviser. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund is not required to invest in all eligible categories of securities described above and may invest in any combination of such categories of securities. Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund may use derivatives such as futures contracts and options on futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. securities or indices. The fund may also enter into forward currency contracts to hedge foreign currency exposure as well as to facilitate the settlement of equity or fixed-income purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency to another currency.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index is comprised of 70% MSCI World Index and 30% Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Combined Index is comprised of 70% MSCI World Index and 30% Barclays Capital U.S. Aggregate Bond Index.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 16.97% (Quarter ended 6/30/2009) Worst Quarter: -11.95% (Quarter ended 9/30/2011)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Disciplined Diversification Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGBOX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total fund operating expenses	rr_ExpensesOverAssets	0.91%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	93
Year 3	rr_ExpenseExampleYear03	290
Year 5	rr_ExpenseExampleYear05	504
Year 10	rr_ExpenseExampleYear10	1,120
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	27.22%
2010	rr_AnnualReturn2010	13.40%
2011	rr_AnnualReturn2011	(2.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.95%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(2.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.51%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Disciplined Diversification Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGBTX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total fund operating expenses	rr_ExpensesOverAssets	1.11%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	113
Year 3	rr_ExpenseExampleYear03	353
Year 5	rr_ExpenseExampleYear05	612
Year 10	rr_ExpenseExampleYear10	1,352
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(2.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.31%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Disciplined Diversification Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGBNX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total fund operating expenses	rr_ExpensesOverAssets	0.86%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	88
Year 3	rr_ExpenseExampleYear03	274
Year 5	rr_ExpenseExampleYear05	477
Year 10	rr_ExpenseExampleYear10	1,061
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(2.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.56%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Disciplined Diversification Trust | Prospectus Series I, Series II and Series NAV Shares | MSCI World Index (gross of foreign withholding taxes on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	(5.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.85%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Disciplined Diversification Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.62%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Disciplined Diversification Trust | Prospectus Series I, Series II and Series NAV Shares | Combined Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Combined Index
One Year	rr_AverageAnnualReturnYear01	(0.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.28%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Emerging Markets Value Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EMERGING MARKETS VALUE TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the subadviser.

The fund seeks long-term capital growth through investment primarily in emerging market equity securities. The fund seeks to achieve its investment objective by investing in companies associated with emerging markets, which may include frontier markets (emerging market countries at an earlier stage of development), authorized for investment by the subadviser (“Approved Markets”) from time to time. The fund invests its assets primarily in Approved Markets equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. (Approved Market Securities are defined below.) These exchanges may be either within or outside the issuer’s domicile country. The securities may be listed or traded in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) or other similar securities, including dual listed securities.

The fund seeks to purchase emerging market equity securities that are deemed by the subadviser to be value stocks at the time of purchase. The subadviser believes securities are considered value stocks primarily because they have a high book value in relation to their market value. In assessing value, the subadviser may consider additional factors, such as price-to-cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the subadviser uses for assessing value are subject to change from time to time.

The fund will also seek to purchase emerging market equity securities across all market capitalizations, and specifically those which are deemed by the subadviser to be value stocks at the time of purchase, as described in the paragraph above. The fund may not invest in certain eligible companies or Approved Markets described above because of constraints imposed within Approved Markets, restrictions on purchases by foreigners and the fund’s policy to invest no more than 25% of its total assets in any one industry at the time of purchase. The fund may have significant investments in the financial services sector.

The fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it tends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets it may be necessary or advisable for the fund to establish a wholly owned subsidiary or trust for the purpose of investing in the local markets.

In determining what countries are eligible markets for the fund, the subadviser may consider various factors, including without limitation, the data, analysis and classification of countries published or disseminated by the World Bank, the International Finance Corporation, FTSE International, MSCI, Citigroup and the Heritage Foundation. Approved emerging markets may not include all emerging markets classified by such entities. In determining whether to approve markets for investment, the subadviser takes into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the fund and other affiliated funds.

The fund may use derivatives such as futures contracts and options on futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency to another currency.

The fund’s policy of seeking broad market diversification means the subadviser will not utilize “fundamental” securities research techniques in identifying securities selections. Changes in the composition and relative ranking (in terms of book-to-market ratio) of the stocks which are eligible for purchase by the fund take place with every trade when the securities markets are open for trading due primarily to price fluctuations of such securities. On a periodic basis, the subadviser will identify value stocks that are eligible for investment and re-evaluate eligible value stocks no less than semiannually.

The fund does not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be held by the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

Approved Markets

As of the date of this prospectus, the fund is authorized to invest in the countries listed below. The subadviser will determine in its discretion when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in the fund and characteristics of each country’s markets. The subadviser also may authorize other countries for investment in the future, in addition to the countries listed below. Also, the fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past. Emerging markets approved for investment may include countries in an earlier stage of development that are sometimes referred to as frontier markets.

  Brazil
  Chile
  China
  Columbia
  Czech Republic
  Hungary
  India
  Indonesia
  Malaysia
  Mexico
  Philippines
  Poland
  Peru
  Russia
  South Africa
  South Korea
  Taiwan
  Thailand
  Turkey

Approved Market Securities

“Approved Market Securities” are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Market equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Market securities; or (h) securities included in the fund’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The subadviser, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the subadviser may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Market Securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 49.54% (Quarter ended 6/30/2009) Worst Quarter: -27.57% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Emerging Markets Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEMBX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total fund operating expenses	rr_ExpensesOverAssets	1.13%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	115
Year 3	rr_ExpenseExampleYear03	359
Year 5	rr_ExpenseExampleYear05	622
Year 10	rr_ExpenseExampleYear10	1,375
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(52.17%)
2009	rr_AnnualReturn2009	101.12%
2010	rr_AnnualReturn2010	23.02%
2011	rr_AnnualReturn2011	(27.06%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	49.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.57%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(27.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.86%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Emerging Markets Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.95%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.33%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	135
Year 3	rr_ExpenseExampleYear03	421
Year 5	rr_ExpenseExampleYear05	729
Year 10	rr_ExpenseExampleYear10	1,601
Emerging Markets Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEMAX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total fund operating expenses	rr_ExpensesOverAssets	1.08%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	110
Year 3	rr_ExpenseExampleYear03	343
Year 5	rr_ExpenseExampleYear05	595
Year 10	rr_ExpenseExampleYear10	1,317
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(27.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.91%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Emerging Markets Value Trust | Prospectus Series I, Series II and Series NAV Shares | MSCI Emerging Index (gross of foreign withholding taxes on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	(18.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Equity-Income Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EQUITY-INCOME TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide substantial dividend income and also long-term growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends. The fund employs a “value” approach and invests in stocks and other securities that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

Under normal market conditions, substantial dividend income means that the yield on the fund’s portfolio securities generally exceeds the yield on the fund’s benchmark. The subadviser believes that income can contribute significantly to total return over time and expects the fund’s yield to exceed that of the S&P 500 Index. Stocks paying a high level of dividend income tend to be less volatile than those with below-average dividends and may help offset losses in falling markets.

The fund will generally consider companies in the aggregate with one or more of the following characteristics:

  established operating histories;
  above-average dividend yield relative to the S&P 500 Index;
  low price/earnings ratios relative to the S&P 500 Index;
  sound balance sheets and other positive financial characteristics; and
  low stock price relative to a company’s underlying value, as measured by assets, cash flow or business franchises.

The fund may also purchase other types of securities in keeping with its objective, including:

  U.S. dollar-and foreign currency-denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);
  preferred stocks;
  convertible stocks, bonds, and warrants;
  futures and options; and
  bank debt, loan participations and assignments.

The fund may invest in fixed-income securities without restrictions on quality or rating, including up to 10% in noninvestment grade fixed-income securities (“junk bonds”). The fund’s fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed income securities will not effect the fund as much as they would a fund that invests more of its assets in fixed income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates.

In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the subadviser believes will provide an opportunity for substantial appreciation. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 19.64% (Quarter ended 6/30/2009) Worst Quarter: -22.37% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Equity-Income Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.78%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total fund operating expenses	rr_ExpensesOverAssets	0.86%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	88
Year 3	rr_ExpenseExampleYear03	274
Year 5	rr_ExpenseExampleYear05	477
Year 10	rr_ExpenseExampleYear10	1,061
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(13.28%)
2003	rr_AnnualReturn2003	25.57%
2004	rr_AnnualReturn2004	14.81%
2005	rr_AnnualReturn2005	3.92%
2006	rr_AnnualReturn2006	19.02%
2007	rr_AnnualReturn2007	3.35%
2008	rr_AnnualReturn2008	(35.96%)
2009	rr_AnnualReturn2009	25.72%
2010	rr_AnnualReturn2010	15.12%
2011	rr_AnnualReturn2011	(0.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.37%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(0.81%)
Five Year	rr_AverageAnnualReturnYear05	(1.02%)
Ten Year	rr_AverageAnnualReturnYear10	3.92%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 19, 1993
Equity-Income Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.78%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total fund operating expenses	rr_ExpensesOverAssets	1.06%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	108
Year 3	rr_ExpenseExampleYear03	337
Year 5	rr_ExpenseExampleYear05	585
Year 10	rr_ExpenseExampleYear10	1,294
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(1.01%)
Five Year	rr_AverageAnnualReturnYear05	(1.22%)
Ten Year	rr_AverageAnnualReturnYear10	3.73%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Equity-Income Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.78%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total fund operating expenses	rr_ExpensesOverAssets	0.81%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	83
Year 3	rr_ExpenseExampleYear03	259
Year 5	rr_ExpenseExampleYear05	450
Year 10	rr_ExpenseExampleYear10	1,002
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(0.76%)
Five Year	rr_AverageAnnualReturnYear05	(0.97%)
Ten Year	rr_AverageAnnualReturnYear10	3.96%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Equity-Income Trust | Prospectus Series I, Series II and Series NAV Shares | Russell 1000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
One Year	rr_AverageAnnualReturnYear01	0.39%
Five Year	rr_AverageAnnualReturnYear05	(2.64%)
Ten Year	rr_AverageAnnualReturnYear10	3.89%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 19, 1993
Financial Services Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FINANCIAL SERVICES TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect contractual changes to the Advisory Agreement.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that, at the time of investment, are principally engaged in financial services, and the fund invests primarily in common stocks of financial services companies.

A company is “principally engaged” in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services. Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The fund may also invest in other equity securities and in foreign and fixed-income securities.

The subadviser uses the Davis Investment Discipline in managing the fund’s portfolio. The subadviser conducts extensive research to try to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

  Proven track record
  Significant alignment of interest in business
  Strong balance sheet
  Low cost structure
  High returns on capital
  Non-obsolescent products/services
  Dominant or growing market share
  Global presence and brand names
  Intelligent application of capital

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a company if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

The fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

The fund concentrates (that is, invests at least 25% or more) its investments in securities of companies engaged in the financial services industries, a comparatively narrow segment of the economy, and may therefore experience greater volatility than funds investing in a broader range of industries. Moreover, a fund which concentrates its investments in a particular sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 27.71% (Quarter ended 6/30/2009) Worst Quarter: -27.18% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Financial Services Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEFSX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.78%	[6]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total fund operating expenses	rr_ExpensesOverAssets	0.91%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	93
Year 3	rr_ExpenseExampleYear03	290
Year 5	rr_ExpenseExampleYear05	504
Year 10	rr_ExpenseExampleYear10	1,120
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(17.88%)
2003	rr_AnnualReturn2003	33.58%
2004	rr_AnnualReturn2004	10.38%
2005	rr_AnnualReturn2005	9.78%
2006	rr_AnnualReturn2006	23.12%
2007	rr_AnnualReturn2007	(6.82%)
2008	rr_AnnualReturn2008	(44.65%)
2009	rr_AnnualReturn2009	41.41%
2010	rr_AnnualReturn2010	12.25%
2011	rr_AnnualReturn2011	(9.51%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.18%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(9.51%)
Five Year	rr_AverageAnnualReturnYear05	(5.82%)
Ten Year	rr_AverageAnnualReturnYear10	1.94%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
Financial Services Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.78%	[6]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total fund operating expenses	rr_ExpensesOverAssets	1.11%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	113
Year 3	rr_ExpenseExampleYear03	353
Year 5	rr_ExpenseExampleYear05	612
Year 10	rr_ExpenseExampleYear10	1,352
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(9.66%)
Five Year	rr_AverageAnnualReturnYear05	(6.01%)
Ten Year	rr_AverageAnnualReturnYear10	1.75%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Financial Services Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.78%	[6]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total fund operating expenses	rr_ExpensesOverAssets	0.86%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	88
Year 3	rr_ExpenseExampleYear03	274
Year 5	rr_ExpenseExampleYear05	477
Year 10	rr_ExpenseExampleYear10	1,061
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(9.39%)
Five Year	rr_AverageAnnualReturnYear05	(5.77%)
Ten Year	rr_AverageAnnualReturnYear10	1.98%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Financial Services Trust | Prospectus Series I, Series II and Series NAV Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Year	rr_AverageAnnualReturnYear05	(0.25%)
Ten Year	rr_AverageAnnualReturnYear10	2.92%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
Financial Services Trust | Prospectus Series I, Series II and Series NAV Shares | Lipper Financial Services Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Financial Services Index
One Year	rr_AverageAnnualReturnYear01	(14.20%)
Five Year	rr_AverageAnnualReturnYear05	(12.36%)
Ten Year	rr_AverageAnnualReturnYear10	(1.73%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
Franklin Templeton Founding Allocation Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests in other funds and in other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The fund currently invests primarily in three JHVIT Underlying Funds: Global Trust, Income Trust and Mutual Shares Trust. However, it is also authorized to invest without limitation in other Underlying Funds including exchange traded funds and in other types of investments.

The fund may purchase any funds except other JHVIT funds of funds and the JHVIT American Feeder Funds. When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The fund may invest in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships, described under “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to its Underlying Funds that most deviate from its target allocation. Quarterly, the subadviser may also rebalance the fund’s Underlying Funds to maintain target allocations.

The fund may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the fund. Such adjustments may be made, for example, to increase or decrease the fund’s holdings of particular asset classes, to adjust portfolio quality or the duration of fixed income securities or to increase or reduce the percent of the fund’s assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of the fund will reflect both its adviser’s allocation decisions with respect to its investments and the investment decisions made by the adviser or subadviser to an investment company or similar entity in which the fund invests.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks— Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the S&P 500 Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Combined Index represents 70% of the S&P 500 Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 17.54% (Quarter ended 6/30/2009) Worst Quarter: -18.01% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Franklin Templeton Founding Allocation Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JFAOX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.93%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.05%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	107
Year 3	rr_ExpenseExampleYear03	334
Year 5	rr_ExpenseExampleYear05	579
Year 10	rr_ExpenseExampleYear10	1,283
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(1.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.32%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2008
Franklin Templeton Founding Allocation Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JFATX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.93%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.25%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	127
Year 3	rr_ExpenseExampleYear03	397
Year 5	rr_ExpenseExampleYear05	686
Year 10	rr_ExpenseExampleYear10	1,511
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(35.55%)
2009	rr_AnnualReturn2009	31.12%
2010	rr_AnnualReturn2010	10.44%
2011	rr_AnnualReturn2011	(1.71%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.01%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(1.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.48%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Franklin Templeton Founding Allocation Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JFANX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.93%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.00%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	102
Year 3	rr_ExpenseExampleYear03	318
Year 5	rr_ExpenseExampleYear05	552
Year 10	rr_ExpenseExampleYear10	1,225
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(1.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.30%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Franklin Templeton Founding Allocation Trust | Prospectus Series I, Series II and Series NAV Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.32%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Franklin Templeton Founding Allocation Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Franklin Templeton Founding Allocation Trust | Prospectus Series I, Series II and Series NAV Shares | Combined Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Combined Index
One Year	rr_AverageAnnualReturnYear01	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception	1.38%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Fundamental All Cap Core Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUNDAMENTAL ALL CAP CORE TRUST (FORMERLY OPTIMIZED ALL CAP TRUST)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 146% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	146.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Market capitalizations of these companies will span the capitalization spectrum. Equity securities include common, convertible, and preferred securities and their equivalents.

In managing the fund, the subadviser looks for companies that are highly differentiated with key growth drivers, sustainable cash flow production, and high returns on capital. The subadviser seeks to identify companies with sustainable competitive advantages and high barriers to entry, strong management and a focus on creating value for fund shareholders. Both growth and value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value.

The subadviser employs a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors’ embedded expectations. The subadviser seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by long term fundamental analysis.

The subadviser constantly reviews portfolio investments and may sell a holding when it has achieved its valuation target, if it believes there is structural or permanent deterioration in the underlying fundamentals of the business, or if it identifies what it believes is a more attractive investment opportunity.

The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments. For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps. The fund may also invest in U.S. government securities and other short-term securities such as money market instruments and repurchase agreements.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 18.02% (Quarter ended 9/30/2009) Worst Quarter: -24.37% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Fundamental All Cap Core Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEQAX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total fund operating expenses	rr_ExpensesOverAssets	0.76%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	78
Year 3	rr_ExpenseExampleYear03	243
Year 5	rr_ExpenseExampleYear05	422
Year 10	rr_ExpenseExampleYear10	942
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	14.91%
2005	rr_AnnualReturn2005	8.58%
2006	rr_AnnualReturn2006	15.17%
2007	rr_AnnualReturn2007	3.78%
2008	rr_AnnualReturn2008	(43.18%)
2009	rr_AnnualReturn2009	28.27%
2010	rr_AnnualReturn2010	19.65%
2011	rr_AnnualReturn2011	(2.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.37%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(2.16%)
Five Year	rr_AverageAnnualReturnYear05	(2.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Fundamental All Cap Core Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total fund operating expenses	rr_ExpensesOverAssets	0.96%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	98
Year 3	rr_ExpenseExampleYear03	306
Year 5	rr_ExpenseExampleYear05	531
Year 10	rr_ExpenseExampleYear10	1,178
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(2.44%)
Five Year	rr_AverageAnnualReturnYear05	(2.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Fundamental All Cap Core Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total fund operating expenses	rr_ExpensesOverAssets	0.71%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	73
Year 3	rr_ExpenseExampleYear03	227
Year 5	rr_ExpenseExampleYear05	395
Year 10	rr_ExpenseExampleYear10	883
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(2.17%)
Five Year	rr_AverageAnnualReturnYear05	(2.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Fundamental All Cap Core Trust | Prospectus Series I, Series II and Series NAV Shares | Russell 3000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index
One Year	rr_AverageAnnualReturnYear01	1.03%
Five Year	rr_AverageAnnualReturnYear05	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Fundamental Holdings Trust | Prospectus Series I, Series II and Series III Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUNDAMENTAL HOLDINGS TRUST (FORMERLY AMERICAN FUNDAMENTAL HOLDINGS TRUST)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long term growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. Underlying Funds may include other JHVIT funds and funds of the American Funds Insurance Series. However, the fund is authorized to invest without limitation in other Underlying Funds and in other types of investments.

When purchasing shares of the American Funds Insurance Series, the fund purchases only Class 1 shares (which are not subject to Rule 12b-1 fees). When purchasing shares of other JHVIT Funds, the fund purchases only NAV shares (which are not subject to Rule 12b-1 fees).

The fund may not invest in other JHVIT funds of funds or the following JHVIT feeder funds: American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust.

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government issued, domestic and foreign securities.

The fund may invest in exchange traded funds (“ETFs”). The fund also may make direct investments in other types of investments such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund also may engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 65% of the S&P 500 Index and 35% of the Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Combined Index represents 65% of the S&P 500 Index and 35% of the Barclays Capital U.S. Aggregate Bond Index.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 13.51% (Quarter ended 6/30/2009) Worst Quarter: -16.17% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Fundamental Holdings Trust | Prospectus Series I, Series II and Series III Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JFHOX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.03%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	105
Year 3	rr_ExpenseExampleYear03	328
Year 5	rr_ExpenseExampleYear05	569
Year 10	rr_ExpenseExampleYear10	1,259
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(30.92%)
2009	rr_AnnualReturn2009	26.88%
2010	rr_AnnualReturn2010	10.35%
2011	rr_AnnualReturn2011	(1.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.17%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(1.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.78%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Fundamental Holdings Trust | Prospectus Series I, Series II and Series III Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JFHTX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.18%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	120
Year 3	rr_ExpenseExampleYear03	375
Year 5	rr_ExpenseExampleYear05	649
Year 10	rr_ExpenseExampleYear10	1,432
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(1.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.91%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Fundamental Holdings Trust | Prospectus Series I, Series II and Series III Shares | Series III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JFHHX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series III
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.68%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series III
Year 1	rr_ExpenseExampleYear01	69
Year 3	rr_ExpenseExampleYear03	218
Year 5	rr_ExpenseExampleYear05	379
Year 10	rr_ExpenseExampleYear10	847
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series III
One Year	rr_AverageAnnualReturnYear01	(0.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.43%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Fundamental Holdings Trust | Prospectus Series I, Series II and Series III Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.46%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Fundamental Holdings Trust | Prospectus Series I, Series II and Series III Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Fundamental Holdings Trust | Prospectus Series I, Series II and Series III Shares | Combined Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Combined Index
One Year	rr_AverageAnnualReturnYear01	4.39%
Since Inception	rr_AverageAnnualReturnSinceInception	1.08%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Fundamental Large Cap Value Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUNDAMENTAL LARGE CAP VALUE TRUST (FORMERLY OPTIMIZED VALUE TRUST)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 108% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of large-capitalization companies. The fund considers large-capitalization companies to be those that at the time of purchase have a market capitalization equal to or greater than that of the top 80% of the companies that comprise the Russell 1000 Index. As of February 29, 2012, the lowest market capitalization in this group was $162 million. Equity securities include common, convertible, and preferred securities and their equivalents.

In managing the fund, the subadviser looks for companies that are highly differentiated with key growth drivers, sustainable cash flow production, and high returns on capital. The subadviser seeks to identify companies with sustainable competitive advantages and high barriers to entry, strong management and a focus on creating value for fund shareholders. Value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value.

The subadviser employs a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors’ embedded expectations. The subadviser seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by long term fundamental analysis.

The subadviser constantly reviews portfolio investments and may sell a holding when it has achieved its valuation target, if it believes there is structural or permanent deterioration in the underlying fundamentals of the business, or if it identifies what it believes is a more attractive investment opportunity.

The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments. For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps. The fund may also invest in U.S. government securities and other short-term securities such as money market instruments and repurchase agreements.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 18.95% (Quarter ended 6/30/2009) Worst Quarter: -24.04% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Fundamental Large Cap Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.69%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	0.78%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	80
Year 3	rr_ExpenseExampleYear03	249
Year 5	rr_ExpenseExampleYear05	433
Year 10	rr_ExpenseExampleYear10	966
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	9.19%
2006	rr_AnnualReturn2006	21.09%
2007	rr_AnnualReturn2007	(5.13%)
2008	rr_AnnualReturn2008	(41.20%)
2009	rr_AnnualReturn2009	24.47%
2010	rr_AnnualReturn2010	13.56%
2011	rr_AnnualReturn2011	1.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.04%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	1.75%
Five Year	rr_AverageAnnualReturnYear05	(4.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 3, 2004
Fundamental Large Cap Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.69%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	0.98%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	100
Year 3	rr_ExpenseExampleYear03	312
Year 5	rr_ExpenseExampleYear05	542
Year 10	rr_ExpenseExampleYear10	1,201
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	1.63%
Five Year	rr_AverageAnnualReturnYear05	(4.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.70%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 3, 2004
Fundamental Large Cap Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.69%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	0.73%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	75
Year 3	rr_ExpenseExampleYear03	233
Year 5	rr_ExpenseExampleYear05	406
Year 10	rr_ExpenseExampleYear10	906
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	1.90%
Five Year	rr_AverageAnnualReturnYear05	(4.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Fundamental Large Cap Value Trust | Prospectus Series I, Series II and Series NAV Shares | Russell 1000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
One Year	rr_AverageAnnualReturnYear01	0.39%
Five Year	rr_AverageAnnualReturnYear05	(2.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 3, 2004
Fundamental Value Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUNDAMENTAL VALUE TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect contractual changes to the Advisory Agreement.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The fund may also invest in companies with smaller capitalizations.

The subadviser uses the Davis Investment Discipline in managing the fund’s portfolio. The Davis Investment Discipline involves conducting extensive research to try to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

  Proven track record
  Significant alignment of interest in business
  Strong balance sheet
  Low cost structure
  High returns on capital
  Non-obsolescent products/services
  Dominant or growing market share
  Global presence and brand names
  Intelligent application of capital

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a security if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the stock is no longer attractive.

The fund may invest up to 20% of total assets in foreign securities and up to 20% of total assets in fixed-income securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 20.60% (Quarter ended 6/30/2009) Worst Quarter: -24.81% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Fundamental Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.75%	[6]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	0.84%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	86
Year 3	rr_ExpenseExampleYear03	268
Year 5	rr_ExpenseExampleYear05	466
Year 10	rr_ExpenseExampleYear10	1,037
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(16.20%)
2003	rr_AnnualReturn2003	29.83%
2004	rr_AnnualReturn2004	11.80%
2005	rr_AnnualReturn2005	8.84%
2006	rr_AnnualReturn2006	14.51%
2007	rr_AnnualReturn2007	4.04%
2008	rr_AnnualReturn2008	(39.32%)
2009	rr_AnnualReturn2009	31.78%
2010	rr_AnnualReturn2010	13.10%
2011	rr_AnnualReturn2011	(3.78%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.81%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(3.78%)
Five Year	rr_AverageAnnualReturnYear05	(1.97%)
Ten Year	rr_AverageAnnualReturnYear10	3.22%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
Fundamental Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.75%	[6]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	1.04%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	106
Year 3	rr_ExpenseExampleYear03	331
Year 5	rr_ExpenseExampleYear05	574
Year 10	rr_ExpenseExampleYear10	1,271
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(3.99%)
Five Year	rr_AverageAnnualReturnYear05	(2.15%)
Ten Year	rr_AverageAnnualReturnYear10	3.02%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Fundamental Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.75%	[6]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	0.79%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	81
Year 3	rr_ExpenseExampleYear03	252
Year 5	rr_ExpenseExampleYear05	439
Year 10	rr_ExpenseExampleYear10	978
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(3.74%)
Five Year	rr_AverageAnnualReturnYear05	(1.91%)
Ten Year	rr_AverageAnnualReturnYear10	3.26%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Fundamental Value Trust | Prospectus Series I, Series II and Series NAV Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Year	rr_AverageAnnualReturnYear05	(0.25%)
Ten Year	rr_AverageAnnualReturnYear10	2.92%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
Global Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

Depending upon current market conditions, the fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The fund also invests in depositary receipts. Equity securities may include common stocks, preferred stocks and convertible securities. The fund may lend certain of its portfolio securities to qualified banks and broker dealers.

When choosing equity investments for the fund, the subadviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

The fund may use various derivative strategies to help to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the fund’s total assets may be invested in, or exposed to, options and swaps agreements (as measured at the time of investment).

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Equity-linked notes are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note’s issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 19.16% (Quarter ended 9/30/2009) Worst Quarter: -20.19% (Quarter ended 9/30/2011)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Global Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEFGX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.81%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total fund operating expenses	rr_ExpensesOverAssets	0.96%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[11]
Net fund operating expenses	rr_NetExpensesOverAssets	0.95%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	97
Year 3	rr_ExpenseExampleYear03	305
Year 5	rr_ExpenseExampleYear05	530
Year 10	rr_ExpenseExampleYear10	1,177
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(19.11%)
2003	rr_AnnualReturn2003	27.46%
2004	rr_AnnualReturn2004	14.75%
2005	rr_AnnualReturn2005	10.72%
2006	rr_AnnualReturn2006	20.32%
2007	rr_AnnualReturn2007	1.28%
2008	rr_AnnualReturn2008	(39.51%)
2009	rr_AnnualReturn2009	31.37%
2010	rr_AnnualReturn2010	7.76%
2011	rr_AnnualReturn2011	(6.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.19%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(6.00%)
Five Year	rr_AverageAnnualReturnYear05	(4.00%)
Ten Year	rr_AverageAnnualReturnYear10	2.54%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Mar 18, 1988
Global Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.81%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total fund operating expenses	rr_ExpensesOverAssets	1.16%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[11]
Net fund operating expenses	rr_NetExpensesOverAssets	1.15%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	117
Year 3	rr_ExpenseExampleYear03	367
Year 5	rr_ExpenseExampleYear05	637
Year 10	rr_ExpenseExampleYear10	1,408
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(6.22%)
Five Year	rr_AverageAnnualReturnYear05	(4.20%)
Ten Year	rr_AverageAnnualReturnYear10	2.36%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Global Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.81%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total fund operating expenses	rr_ExpensesOverAssets	0.91%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[11]
Net fund operating expenses	rr_NetExpensesOverAssets	0.90%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	92
Year 3	rr_ExpenseExampleYear03	289
Year 5	rr_ExpenseExampleYear05	503
Year 10	rr_ExpenseExampleYear10	1,119
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(5.95%)
Five Year	rr_AverageAnnualReturnYear05	(3.95%)
Ten Year	rr_AverageAnnualReturnYear10	2.57%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Global Trust | Prospectus Series I, Series II and Series NAV Shares | MSCI World Index (gross of foreign withholding taxes on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	(5.02%)
Five Year	rr_AverageAnnualReturnYear05	(1.82%)
Ten Year	rr_AverageAnnualReturnYear10	4.15%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Mar 18, 1988
Global Bond Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL BOND TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 103% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed-income instruments may be denominated in foreign currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

  securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
  corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
  mortgage-backed and other asset-backed securities;
  inflation-indexed bonds issued by both governments and corporations;
  structured notes, including hybrid or “indexed” securities and event-linked bonds;
  loan participations and assignments;
  delayed funding loans and revolving credit facilities;
  bank certificates of deposit, fixed time deposits and bankers’ acceptances;
  debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
  repurchase agreements and reverse repurchase agreements;
  obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
  obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the subadviser’s current opinion as to the proper allocation of assets among domestic and foreign issuers, investments instruments that are economically tied to foreign (non-U.S.) countries will normally be at 25% of the fund’s net assets. The fund may invest up to 20% of its net assets in securities and instruments that are economically tied to emerging market countries. The fund may invest up to 10% of its total assets in fixed-income securities that are rated below investment grade but rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of this fund normally varies within two years (plus or minus) of the duration of the benchmark index, as calculated by PIMCO.

The fund may invest up to 10% of its net assets in preferred stocks. The fund may have significant investments in fixed-income instruments issued by companies in the financial services sector.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales “against the box.”

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fund may:

  purchase and sell options on domestic and foreign securities, securities indexes and currencies, purchase and sell futures and options on futures,
  purchase and sell currency or securities on a forward basis, and enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Inverse floating rate securities Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 11.03% (Quarter ended 9/30/2009) Worst Quarter: -9.49% (Quarter ended 9/30/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Global Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total fund operating expenses	rr_ExpensesOverAssets	0.82%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	84
Year 3	rr_ExpenseExampleYear03	262
Year 5	rr_ExpenseExampleYear05	455
Year 10	rr_ExpenseExampleYear10	1,014
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	20.12%
2003	rr_AnnualReturn2003	15.40%
2004	rr_AnnualReturn2004	10.38%
2005	rr_AnnualReturn2005	(6.66%)
2006	rr_AnnualReturn2006	5.27%
2007	rr_AnnualReturn2007	9.63%
2008	rr_AnnualReturn2008	(4.48%)
2009	rr_AnnualReturn2009	15.39%
2010	rr_AnnualReturn2010	10.30%
2011	rr_AnnualReturn2011	9.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.49%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	9.08%
Five Year	rr_AverageAnnualReturnYear05	7.77%
Ten Year	rr_AverageAnnualReturnYear10	8.13%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Mar 19, 1988
Global Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total fund operating expenses	rr_ExpensesOverAssets	1.02%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	104
Year 3	rr_ExpenseExampleYear03	325
Year 5	rr_ExpenseExampleYear05	563
Year 10	rr_ExpenseExampleYear10	1,248
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	8.85%
Five Year	rr_AverageAnnualReturnYear05	7.55%
Ten Year	rr_AverageAnnualReturnYear10	7.94%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Global Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total fund operating expenses	rr_ExpensesOverAssets	0.77%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	79
Year 3	rr_ExpenseExampleYear03	246
Year 5	rr_ExpenseExampleYear05	428
Year 10	rr_ExpenseExampleYear10	954
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	9.08%
Five Year	rr_AverageAnnualReturnYear05	7.80%
Ten Year	rr_AverageAnnualReturnYear10	8.17%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Global Bond Trust | Prospectus Series I, Series II and Series NAV Shares | JP Morgan Global (Unhedged) Government Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	JP Morgan Global (Unhedged) Government Bond Index
One Year	rr_AverageAnnualReturnYear01	7.22%
Five Year	rr_AverageAnnualReturnYear05	7.61%
Ten Year	rr_AverageAnnualReturnYear10	7.96%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Mar 19, 1988
Global Diversification Trust | Prospectus Series I, Series II and Series III Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL DIVERSIFICATION TRUST (FORMERLY AMERICAN GLOBAL DIVERSIFICATION TRUST)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long term growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. Underlying Funds may include other JHVIT funds and funds of American Fund Insurance Series. However, the fund is authorized to invest without limitation in other Underlying Funds and in other types of investments. The fund intends to invest, under normal circumstances, a portion of its assets in funds that invest primarily in foreign securities or in foreign securities directly.

When purchasing shares of the American Funds Insurance Series, the fund purchases only Class 1 shares (which are not subject to Rule 12b-1 fees). When purchasing shares of other JHVIT Funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The fund may not invest in other JHVIT funds of funds or the following JHVIT feeder funds: American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust.

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and foreign securities.

The fund may invest in exchange traded funds (“ETFs”). The fund also may make direct investments in other types of investments such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund also may engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 65% of the MSCI World Index and 35% of the Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Combined Index represents 65% of the MSCI World Index and 35% of the Barclays Capital U.S. Aggregate Bond Index.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 18.04% (Quarter ended 6/30/2009) Worst Quarter: -17.95% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Global Diversification Trust | Prospectus Series I, Series II and Series III Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGDOX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.22%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	124
Year 3	rr_ExpenseExampleYear03	387
Year 5	rr_ExpenseExampleYear05	670
Year 10	rr_ExpenseExampleYear10	1,477
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(34.72%)
2009	rr_AnnualReturn2009	36.32%
2010	rr_AnnualReturn2010	12.57%
2011	rr_AnnualReturn2011	(6.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.95%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(6.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.31%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Global Diversification Trust | Prospectus Series I, Series II and Series III Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGDTX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.37%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	139
Year 3	rr_ExpenseExampleYear03	434
Year 5	rr_ExpenseExampleYear05	750
Year 10	rr_ExpenseExampleYear10	1,646
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(6.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.44%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Global Diversification Trust | Prospectus Series I, Series II and Series III Shares | Series III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGDHX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series III
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.87%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series III
Year 1	rr_ExpenseExampleYear01	89
Year 3	rr_ExpenseExampleYear03	278
Year 5	rr_ExpenseExampleYear05	482
Year 10	rr_ExpenseExampleYear10	1,073
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series III
One Year	rr_AverageAnnualReturnYear01	(6.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.95%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Global Diversification Trust | Prospectus Series I, Series II and Series III Shares | MSCI World Index (gross of foreign withholding taxes on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	(5.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.27%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Global Diversification Trust | Prospectus Series I, Series II and Series III Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Global Diversification Trust | Prospectus Series I, Series II and Series III Shares | Combined Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Combined Index
One Year	rr_AverageAnnualReturnYear01	(0.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.74%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Growth Equity Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GROWTH EQUITY TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize long-term capital appreciation.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 90% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization growth companies traded in the U.S. These include some of the fastest-growing companies in the U.S. The term “growth company” denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadviser’s stock selection focuses on companies that are likely to demonstrate superior earnings, revenue or cash flow growth relative to their Industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadviser considers large-capitalization companies to be those with market capitalizations of at least $3 billion at the time of investment. The fund may invest in common stock of companies of all sizes, including small-capitalization companies. Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadviser compares the fund’s economic sector weightings to a Large Cap Growth Equity index, such as the Russell 1000 Growth Index. To help control risk, extreme overweighting and underweighting of the fund as compared to the major sectors of such a benchmark are avoided. The subadviser favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized. The subadviser also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company’s business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the U.S. Currently, the subadviser intends to invest only in U.S. dollar-denominated securities of foreign issuers or ADRs.

The subadviser considers the sale of specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Under normal market conditions, the fund will stay fully invested in cash and stocks. The fund may, however, temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the fund’s not achieving its investment objective.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjustedto reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 16.01% (Quarter ended 9/30/2010) Worst Quarter: -14.80% (Quarter ended 9/30/2011)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Growth Equity Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.75%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.84%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	86
Year 3	rr_ExpenseExampleYear03	268
Year 5	rr_ExpenseExampleYear05	466
Year 10	rr_ExpenseExampleYear10	1,037
Growth Equity Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.75%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.04%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	106
Year 3	rr_ExpenseExampleYear03	331
Year 5	rr_ExpenseExampleYear05	574
Year 10	rr_ExpenseExampleYear10	1,271
Growth Equity Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGEAX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	0.79%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series III
Year 1	rr_ExpenseExampleYear01	81
Year 3	rr_ExpenseExampleYear03	252
Year 5	rr_ExpenseExampleYear05	439
Year 10	rr_ExpenseExampleYear10	978
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	32.59%
2010	rr_AnnualReturn2010	17.07%
2011	rr_AnnualReturn2011	(3.86%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.80%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(3.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.12%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Growth Equity Trust | Prospectus Series I, Series II and Series NAV Shares | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
One Year	rr_AverageAnnualReturnYear01	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	1.61%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Health Sciences Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HEALTH SCIENCES TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed “health sciences”).

While the fund may invest in companies of any size, the majority of its assets are expected to be invested in large- and mid-capitalization companies.

The subadviser’s portfolio managers divide the health sciences sector into four main areas: pharmaceuticals, health care services companies, medical products and devices providers, and biotechnology firms. Their allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the fund may purchase other securities, including foreign securities, futures, and options in keeping with its objective. In addition, the fund writes call and put options primarily as a means of generating additional income. The fund may also use options to seek protection against a decline in the value of its securities or an increase in prices of securities that may be purchased. Normally, the fund will own the securities on which it writes these options. The premium income received by writing covered calls can help reduce but not eliminate portfolio volatility.

The fund concentrates its investments (invests more than 25% of its total assets) in securities of companies in the health sciences sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries.

In managing the fund, the subadviser uses a fundamental, bottom-up analysis that seeks to identify high quality companies and the most compelling investment opportunities. In general, the fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a “value” approach, which gives preference to seemingly undervalued companies, may also be emphasized.

The fund may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

In pursuing its investment objective, the fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund’s management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a new product introduction or a favorable competitive development.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including entering into option transactions.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors. Health sciences companies may be subject to additional risks, such as increased competition within the sector, changes in legislation or government regulations affecting the sector and product liabilities.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 18.13% (Quarter ended 6/30/2003) Worst Quarter: -19.64% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Health Sciences Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEHSX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	1.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total fund operating expenses	rr_ExpensesOverAssets	1.18%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	120
Year 3	rr_ExpenseExampleYear03	375
Year 5	rr_ExpenseExampleYear05	649
Year 10	rr_ExpenseExampleYear10	1,432
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(27.24%)
2003	rr_AnnualReturn2003	36.22%
2004	rr_AnnualReturn2004	15.31%
2005	rr_AnnualReturn2005	12.50%
2006	rr_AnnualReturn2006	8.51%
2007	rr_AnnualReturn2007	17.67%
2008	rr_AnnualReturn2008	(29.90%)
2009	rr_AnnualReturn2009	31.81%
2010	rr_AnnualReturn2010	15.70%
2011	rr_AnnualReturn2011	10.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.64%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	10.57%
Five Year	rr_AverageAnnualReturnYear05	6.82%
Ten Year	rr_AverageAnnualReturnYear10	6.85%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
Health Sciences Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	1.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total fund operating expenses	rr_ExpensesOverAssets	1.38%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	140
Year 3	rr_ExpenseExampleYear03	437
Year 5	rr_ExpenseExampleYear05	755
Year 10	rr_ExpenseExampleYear10	1,657
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	10.39%
Five Year	rr_AverageAnnualReturnYear05	6.61%
Ten Year	rr_AverageAnnualReturnYear10	6.66%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Health Sciences Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	1.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total fund operating expenses	rr_ExpensesOverAssets	1.13%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	115
Year 3	rr_ExpenseExampleYear03	359
Year 5	rr_ExpenseExampleYear05	622
Year 10	rr_ExpenseExampleYear10	1,375
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	10.66%
Five Year	rr_AverageAnnualReturnYear05	6.89%
Ten Year	rr_AverageAnnualReturnYear10	6.89%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Health Sciences Trust | Prospectus Series I, Series II and Series NAV Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Year	rr_AverageAnnualReturnYear05	(0.25%)
Ten Year	rr_AverageAnnualReturnYear10	2.92%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
Health Sciences Trust | Prospectus Series I, Series II and Series NAV Shares | Lipper Health/Biotechnology Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Health/Biotechnology Index
One Year	rr_AverageAnnualReturnYear01	9.30%
Five Year	rr_AverageAnnualReturnYear05	4.97%
Ten Year	rr_AverageAnnualReturnYear10	4.83%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
Heritage Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HERITAGE TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital growth.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 99% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests in common stocks of companies that are medium-sized and smaller at the time of purchase, but the fund may purchase other types of securities as well.

In managing the fund, the subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy. When determining the size of a company, the subadviser will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information obtained about the company.

In implementing this strategy, the subadviser uses a bottom-up approach to stock selection. This means that the subadviser makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. The subadviser manages the fund based on the belief that, over the long-term, stock price movements follow growth in earnings and revenue. The subadviser’s principal analytical technique involves the identification of companies with earnings and revenues that are not only growing but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the fund also considers companies demonstrating price strength relative to their peers. These techniques help the subadviser buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet its criteria.

Although the subadviser intends to invest the fund’s assets primarily in U.S. stocks, the fund may invest in securities of foreign companies, including companies located in emerging markets. The fund may also invest in IPOs.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

When the subadviser believes it is prudent, the fund may invest a portion of its assets in debt securities, preferred stock, and equity-equivalent securities, such as convertible securities. The fund generally limits its purchase of debt securities to investment grade obligations.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjustedto reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 18.40% (Quarter ended 9/30/2010) Worst Quarter: -25.98% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Heritage Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.85%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.97%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	99
Year 3	rr_ExpenseExampleYear03	309
Year 5	rr_ExpenseExampleYear05	536
Year 10	rr_ExpenseExampleYear10	1,190
Heritage Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.85%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.17%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	119
Year 3	rr_ExpenseExampleYear03	372
Year 5	rr_ExpenseExampleYear05	644
Year 10	rr_ExpenseExampleYear10	1,420
Heritage Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total fund operating expenses	rr_ExpensesOverAssets	0.92%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	94
Year 3	rr_ExpenseExampleYear03	293
Year 5	rr_ExpenseExampleYear05	509
Year 10	rr_ExpenseExampleYear10	1,131
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	8.69%
2007	rr_AnnualReturn2007	38.44%
2008	rr_AnnualReturn2008	(48.88%)
2009	rr_AnnualReturn2009	21.64%
2010	rr_AnnualReturn2010	27.39%
2011	rr_AnnualReturn2011	(6.54%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.98%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(6.54%)
Five Year	rr_AverageAnnualReturnYear05	0.50%
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 24, 2005
Heritage Trust | Prospectus Series I, Series II and Series NAV Shares | Russell Mid Cap Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Mid Cap Growth Index
One Year	rr_AverageAnnualReturnYear01	(1.65%)
Five Year	rr_AverageAnnualReturnYear05	2.44%
Since Inception	rr_AverageAnnualReturnSinceInception	4.75%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 24, 2005
High Yield Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HIGH YIELD TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities. The fund’s investments may include corporate bonds, preferred stocks, U.S. government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality):

Corporate Bonds, Preferred Stocks and Convertible Securities

Moody’s . . . . . . . . . . . . . . . . . . . . . Ba through C

Standard & Poor’s. . . . . . . . . . . . . . BB through D

Non-investment-grade securities are commonly referred to as “junk bonds.” The fund may also invest in investment-grade securities.

As part of its investment strategy, the fund will generally invest without restrictions within these ratings category ranges, or in unrated securities considered to be of equivalent quality by the subadviser.

The fund may invest in foreign bonds and other fixed-income securities denominated in foreign currencies, where, in the opinion of the subadviser, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the fund may invest include emerging market securities. The fund may invest up to 100% of its assets in foreign securities.

The fund may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps and forwards. In particular, the fund may use interest rate swaps, credit default swaps (on individual securities and/or baskets of securities), futures contracts and/or mortgage-backed securities to a significant extent, although the amounts invested in these instruments may change from time to time.

The fund may invest in fixed- and floating-rate loans, generally in the form of loan participations and assignments of such loans.

The fund normally maintains an average portfolio duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 24.28% (Quarter ended 6/30/2009) Worst Quarter: -20.68% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
High Yield Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	0.77%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	79
Year 3	rr_ExpenseExampleYear03	246
Year 5	rr_ExpenseExampleYear05	428
Year 10	rr_ExpenseExampleYear10	954
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(6.65%)
2003	rr_AnnualReturn2003	24.15%
2004	rr_AnnualReturn2004	11.06%
2005	rr_AnnualReturn2005	3.70%
2006	rr_AnnualReturn2006	10.37%
2007	rr_AnnualReturn2007	1.64%
2008	rr_AnnualReturn2008	(29.52%)
2009	rr_AnnualReturn2009	54.51%
2010	rr_AnnualReturn2010	13.78%
2011	rr_AnnualReturn2011	0.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.68%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	0.90%
Five Year	rr_AverageAnnualReturnYear05	4.91%
Ten Year	rr_AverageAnnualReturnYear10	6.47%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 2, 1997
High Yield Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	0.97%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	99
Year 3	rr_ExpenseExampleYear03	309
Year 5	rr_ExpenseExampleYear05	536
Year 10	rr_ExpenseExampleYear10	1,190
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	0.67%
Five Year	rr_AverageAnnualReturnYear05	4.68%
Ten Year	rr_AverageAnnualReturnYear10	6.27%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
High Yield Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	0.72%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	74
Year 3	rr_ExpenseExampleYear03	230
Year 5	rr_ExpenseExampleYear05	401
Year 10	rr_ExpenseExampleYear10	894
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	1.13%
Five Year	rr_AverageAnnualReturnYear05	4.96%
Ten Year	rr_AverageAnnualReturnYear10	6.52%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
High Yield Trust | Prospectus Series I, Series II and Series NAV Shares | Citigroup High Yield Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup High Yield Index
One Year	rr_AverageAnnualReturnYear01	5.52%
Five Year	rr_AverageAnnualReturnYear05	7.15%
Ten Year	rr_AverageAnnualReturnYear10	8.68%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 2, 1997
Income Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INCOME TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize income while maintaining prospects for capital appreciation.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities. The fund may shift its investments from one asset class to another based on the subadviser’s analysis of the best opportunities for the fund’s portfolio in a given market.

The fund seeks income by selecting investments such as corporate and foreign debt securities and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, financials, energy, health care and telecommunication services.

The fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as “junk bonds”). Securities rated in the top four rating categories by independent rating organizations such as Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) are considered investment grade. Below-investment-grade securities, such as those rated BB or lower by S&P, or Ba or lower by Moody’s, or unrated, but deemed by the subadviser to be of comparable quality, generally pay higher yields but involve greater risks than investment-grade securities. The fund may invest in convertible securities without regard to the ratings assigned by rating services.

The subadviser searches for undervalued or out-of-favor securities it believes offer opportunities for current income and significant future growth. It generally performs independent analysis of the debt securities being considered for the fund’s portfolio, rather than relying principally on the ratings assigned by the rating agencies. In its analysis, the subadviser considers a variety of factors, including:

  the experience and managerial strength of the company;
  responsiveness to changes in interest rates and business conditions;
  debt maturity schedules and borrowing requirements;
  the company’s changing financial condition and market recognition of the change; and
  a security’s relative value based on such factors as anticipated cash flow, interest and dividend coverage, asset coverage and earnings prospects.

The fund may invest up to 25% of its total assets in foreign securities, foreign securities that are traded in the U.S. or American Depositary Receipts (“ADRs”).

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Equity-linked notes are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note’s issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 50% of the Standard & Poor’s 500 Index and 50% of the Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Combined Index represents 50% of the Standard & Poor’s 500 Index and 50% of the Barclays Capital U.S. Aggregate Bond Index.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 16.59% (Quarter ended 6/30/2009) Worst Quarter: -14.27% (Quarter ended 9/30/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Income Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.80%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.90%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	92
Year 3	rr_ExpenseExampleYear03	287
Year 5	rr_ExpenseExampleYear05	498
Year 10	rr_ExpenseExampleYear10	1,108
Income Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.80%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.10%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	112
Year 3	rr_ExpenseExampleYear03	350
Year 5	rr_ExpenseExampleYear05	606
Year 10	rr_ExpenseExampleYear10	1,340
Income Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JINAX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	0.85%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	87
Year 3	rr_ExpenseExampleYear03	271
Year 5	rr_ExpenseExampleYear05	471
Year 10	rr_ExpenseExampleYear10	1,049
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(28.64%)
2009	rr_AnnualReturn2009	35.07%
2010	rr_AnnualReturn2010	12.71%
2011	rr_AnnualReturn2011	2.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.27%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	2.72%
Since Inception	rr_AverageAnnualReturnSinceInception	1.97%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Income Trust | Prospectus Series I, Series II and Series NAV Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.32%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Income Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Income Trust | Prospectus Series I, Series II and Series NAV Shares | Combined Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Combined Index
One Year	rr_AverageAnnualReturnYear01	5.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.01%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
International Core Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL CORE TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The subadviser seeks to achieve the fund’s investment objective by investing in equity investments or sectors that the subadviser believes will provide higher returns than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadviser employs an active investment management method, which means that securities are bought and sold according to the subadviser’s evaluations of companies’ published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadviser may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of its price relative to historical financial information, including book value, cash flow and earnings, and to forecast financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of the stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadviser selects which methods to use, and in what combination, based on the subadviser’s assessment of what combination is best positioned to meet the fund’s objective. The subadviser also may adjust the fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

The fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadviser may use exchange-traded and over-the-counter derivatives. The subadviser also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, forward currency forward contracts and swap contracts.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it wouldbe if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 20.53% (Quarter ended 6/30/2009) Worst Quarter: -22.22% (Quarter ended 9/30/2002)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
International Core Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.88%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total fund operating expenses	rr_ExpensesOverAssets	1.07%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	109
Year 3	rr_ExpenseExampleYear03	340
Year 5	rr_ExpenseExampleYear05	590
Year 10	rr_ExpenseExampleYear10	1,306
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(21.69%)
2003	rr_AnnualReturn2003	30.27%
2004	rr_AnnualReturn2004	15.59%
2005	rr_AnnualReturn2005	15.94%
2006	rr_AnnualReturn2006	24.69%
2007	rr_AnnualReturn2007	11.49%
2008	rr_AnnualReturn2008	(38.62%)
2009	rr_AnnualReturn2009	18.64%
2010	rr_AnnualReturn2010	9.58%
2011	rr_AnnualReturn2011	(9.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.22%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(9.57%)
Five Year	rr_AverageAnnualReturnYear05	(4.26%)
Ten Year	rr_AverageAnnualReturnYear10	3.21%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 2, 1997
International Core Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.88%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total fund operating expenses	rr_ExpensesOverAssets	1.27%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	129
Year 3	rr_ExpenseExampleYear03	403
Year 5	rr_ExpenseExampleYear05	697
Year 10	rr_ExpenseExampleYear10	1,534
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(9.80%)
Five Year	rr_AverageAnnualReturnYear05	(4.46%)
Ten Year	rr_AverageAnnualReturnYear10	3.05%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
International Core Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.88%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total fund operating expenses	rr_ExpensesOverAssets	1.02%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	104
Year 3	rr_ExpenseExampleYear03	325
Year 5	rr_ExpenseExampleYear05	563
Year 10	rr_ExpenseExampleYear10	1,248
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(9.56%)
Five Year	rr_AverageAnnualReturnYear05	(4.22%)
Ten Year	rr_AverageAnnualReturnYear10	3.25%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
International Core Trust | Prospectus Series I, Series II and Series NAV Shares | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	(11.73%)
Five Year	rr_AverageAnnualReturnYear05	(4.26%)
Ten Year	rr_AverageAnnualReturnYear10	5.12%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 2, 1997
International Equity Index Trust A | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL EQUITY INDEX TRUST A
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its assets in securities listed in the MSCI All Country World Excluding U.S. Index (the “Index”), or American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) representing such securities. As of February 29, 2012, the market capitalization range of the Index was $24 million to $277 billion.

The fund is an index fund and differs from an actively-managed fund. Actively-managed funds seek to outperform their benchmark indices through research and analysis. Over time, their performance may differ significantly from their benchmark indices. Index funds are passively managed funds that seek to mirror the risk and return profile of market indices, minimizing performance differences over time. An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

The fund uses “sampling” methodology to track the total return performance of the Index. This means that the fund does not intend to purchase all of the securities in the Index, but rather intends to hold a representative sample of the securities in the Index in an effort to achieve the fund’s investment objective. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. Although the subadviser generally expects the fund to hold less than the total number of securities in the Index, it reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective.

The fund is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although it may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.

The fund may purchase other types of securities that are not primary investment vehicles, for example, ADRs, GDRs, European Depositary Receipts (EDRs), certain exchange traded funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the fund may invest in stock index futures to manage cash flow. In addition, the fund may invest in securities that are not included in the index, including futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the adviser or sub-adviser).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for Series I and Series II shares is that of therespective, corresponding share classes of the fund’s predecessor fund. Pre-inception performance shown for Series NAV shares is the performance of Series I shares. This pre-inception performance has not been adjusted to reflect the Rule 12b-1 fees of the Series I shares and would be higher if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 27.33% (Quarter ended 6/30/2009) Worst Quarter: -22.37% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
International Equity Index Trust A | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEIEX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.53%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	0.63%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	64
Year 3	rr_ExpenseExampleYear03	202
Year 5	rr_ExpenseExampleYear05	351
Year 10	rr_ExpenseExampleYear10	786
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	16.20%
2006	rr_AnnualReturn2006	25.93%
2007	rr_AnnualReturn2007	15.37%
2008	rr_AnnualReturn2008	(44.52%)
2009	rr_AnnualReturn2009	37.86%
2010	rr_AnnualReturn2010	10.87%
2011	rr_AnnualReturn2011	(14.24%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.37%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(14.24%)
Five Year	rr_AverageAnnualReturnYear05	(3.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.01%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
International Equity Index Trust A | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.53%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	0.83%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	85
Year 3	rr_ExpenseExampleYear03	265
Year 5	rr_ExpenseExampleYear05	460
Year 10	rr_ExpenseExampleYear10	1,025
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(14.42%)
Five Year	rr_AverageAnnualReturnYear05	(3.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
International Equity Index Trust A | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIENX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.53%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	0.58%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	59
Year 3	rr_ExpenseExampleYear03	186
Year 5	rr_ExpenseExampleYear05	324
Year 10	rr_ExpenseExampleYear10	726
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(14.21%)
Five Year	rr_AverageAnnualReturnYear05	(3.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 3, 2010
International Equity Index Trust A | Prospectus Series I, Series II and Series NAV Shares | MSCI AC World Ex US Index (gross of foreign withholding taxes on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI AC World Ex US Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	(13.33%)
Five Year	rr_AverageAnnualReturnYear05	(2.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.03%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
International Equity Index Trust B | Prospectus Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL EQUITY INDEX TRUST B
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its assets in securities listed in the MSCI All Country World Excluding U.S. Index (the “Index”), or American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) representing such securities. As of February 29, 2012, the market capitalization range of the Index was $24 million to $277 billion.

The fund is an index fund and differs from an actively-managed fund. Actively-managed funds seek to outperform their benchmark indices through research and analysis. Over time, their performance may differ significantly from their benchmark indices. Index funds are passively managed funds that seek to mirror the risk and return profile of market indices, minimizing performance differences over time. An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track their target index closely, typically will be unable to match the performance of the index exactly.

The fund uses “sampling” methodology to track the total return performance of the Index. This means that the fund does not intend to purchase all of the securities in the Index, but rather intends to hold a representative sample of the securities in the Index in an effort to achieve the fund’s investment objective. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. Although the subadviser generally expects the fund to hold less than the total number of securities in the Index, it reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective.

The fund is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although it may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.

The fund may purchase other types of securities that are not primary investment vehicles, for example, ADRs, GDRs, European Depositary Receipts (EDRs), certain exchange traded funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the fund may invest in stock index futures to manage cash flow. In addition, the fund may invest in securities that are not included in the index, including futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the adviser or sub-adviser).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund’s predecessor fund. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 27.40% (Quarter ended 6/30/2009) Worst Quarter: -22.28% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
International Equity Index Trust B | Prospectus Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.54%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	0.58%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Net fund operating expenses	rr_NetExpensesOverAssets	0.34%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	35
Year 3	rr_ExpenseExampleYear03	162
Year 5	rr_ExpenseExampleYear05	300
Year 10	rr_ExpenseExampleYear10	703
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(15.18%)
2003	rr_AnnualReturn2003	41.99%
2004	rr_AnnualReturn2004	20.24%
2005	rr_AnnualReturn2005	16.58%
2006	rr_AnnualReturn2006	27.41%
2007	rr_AnnualReturn2007	15.76%
2008	rr_AnnualReturn2008	(44.36%)
2009	rr_AnnualReturn2009	38.80%
2010	rr_AnnualReturn2010	11.44%
2011	rr_AnnualReturn2011	(13.99%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.28%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(13.99%)
Five Year	rr_AverageAnnualReturnYear05	(3.04%)
Ten Year	rr_AverageAnnualReturnYear10	6.31%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
International Equity Index Trust B | Prospectus Series NAV Shares | MSCI AC World Ex US Index (gross of foreign withholding taxes on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI AC World Ex US Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	(13.33%)
Five Year	rr_AverageAnnualReturnYear05	(2.48%)
Ten Year	rr_AverageAnnualReturnYear10	6.76%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
International Growth Stock Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL GROWTH STOCK TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to achieve long-term growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in a diversified portfolio of international securities whose issuers are considered by the fund’s subadviser to have strong earnings growth. The fund will, under normal circumstances, invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of any market capitalization.

The fund invests significantly in foreign issuers. The fund focuses its investments in equity securities of foreign issuers that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., emphasizing investment in issuers in the developed countries of Western Europe and the Pacific Basin. The fund may also invest up to 20% of its total assets in issuers located in developing countries.

The subadviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The strategy primarily focuses on identifying issuers that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use various hedging, derivatives and other strategic transactions, including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and currency forwards, described under “Additional Information about the Funds’ Principal Risks – Hedging, derivatives and other strategic transactions risk.”

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 6.48% (Quarter ended 12/31/2011) Worst Quarter: -18.11% (Quarter ended 9/30/2011)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
International Growth Stock Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.83%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.03%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	105
Year 3	rr_ExpenseExampleYear03	328
Year 5	rr_ExpenseExampleYear05	569
Year 10	rr_ExpenseExampleYear10	1,259
International Growth Stock Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.83%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.23%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	125
Year 3	rr_ExpenseExampleYear03	390
Year 5	rr_ExpenseExampleYear05	676
Year 10	rr_ExpenseExampleYear10	1,489
International Growth Stock Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGSDX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.83%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total fund operating expenses	rr_ExpensesOverAssets	0.98%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	100
Year 3	rr_ExpenseExampleYear03	312
Year 5	rr_ExpenseExampleYear05	542
Year 10	rr_ExpenseExampleYear10	1,201
Annual Total Returns	rr_BarChartTableAbstract
2011	rr_AnnualReturn2011	(7.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.11%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(7.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.04%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Sep 16, 2010
International Growth Stock Trust | Prospectus Series I, Series II and Series NAV Shares | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	(11.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.82%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Sep 16, 2010
International Index Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL INDEX TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its assets in one or more of the following: (a) securities listed in the MSCI EAFE Index (the “Index”), a large capitalization international stock index that is independently maintained and published by MSCI Inc.;* (b) securities (which may or may not be included in the Index) that the subadviser believes as a group will behave in a manner similar to the Index; and (c) future contracts based on the Index (“stock index futures) to maintain exposure to the Index. As of February 29, 2012, the market capitalization range of the Index was $24 million to $235.6 billion.

*“MSCI®” is a trademark of MSCI Inc. The fund is not sponsored, endorsed, managed, advised, sold or promoted by MSCI Inc., and MSCI Inc. does not make any representation regarding the advisability of investing in the fund.

The fund differs from an actively managed fund. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index funds are passively managed funds that seek to mirror the performance of their target indices, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market.

The fund attempts to match the performance of the Index by: (a) holding all, or a representative sample, of the securities that comprise that Index; (b) by holding securities (which may or may not be included in the Index) that the subadviser believes as a group will behave in a manner similar to the Index and/or; (c) holding stock index futures to maintain exposure to the Index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its Index closely, typically will be unable to match the performance of the Index exactly. The composition of the Index changes from time to time. The subadviser will reflect those changes in the compositions of the fund’s portfolios as soon as practicable.

The fund is normally fully invested. The subadviser may invest in stock index futures to manage cash flow. Although the fund may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.

The fund may purchase other types of securities that are not primary investment vehicles, for example, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain exchange-traded funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the fund may invest in stock index futures to manage cash flow and foreign currency forward contracts to manage currency risk.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 17.62% (Quarter ended 9/30/2010) Worst Quarter: -20.36% (Quarter ended 9/30/2011)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
International Index Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.48%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.55%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	56
Year 3	rr_ExpenseExampleYear03	176
Year 5	rr_ExpenseExampleYear05	307
Year 10	rr_ExpenseExampleYear10	689
International Index Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.48%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.75%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	77
Year 3	rr_ExpenseExampleYear03	240
Year 5	rr_ExpenseExampleYear05	417
Year 10	rr_ExpenseExampleYear10	930
International Index Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIXNX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total fund operating expenses	rr_ExpensesOverAssets	0.50%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	51
Year 3	rr_ExpenseExampleYear03	160
Year 5	rr_ExpenseExampleYear05	280
Year 10	rr_ExpenseExampleYear10	628
Annual Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	7.72%
2011	rr_AnnualReturn2011	(12.58%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.36%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(12.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.25%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
International Index Trust | Prospectus Series I, Series II and Series NAV Shares | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	(11.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.32%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2009
International Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL OPPORTUNITIES TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 105% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential. The fund may invest in an unlimited number of companies of any size throughout the world. The fund invests in issuers from at least three different countries not including the U.S. The fund may invest in common stocks of companies economically tied to emerging markets. Some issuers or securities in the fund’s portfolio may be based in or economically tied to the U.S.

The fund may also invest in securities of foreign issuers that are represented by American Depositary Receipts (“ADRs”). ADRs and other securities representing underlying securities of foreign issuers are treated as foreign securities.

In selecting investments for the fund, the subadviser uses an approach that combines “top-down” macro-economic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, fiscal policy, currency movements, demographic trends, the regulatory environment, and the global competitive landscape. In addition, the subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the “top-down” analysis, the subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the subadviser has observed.

The subadviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the subadviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the subadviser may visit a company’s management and conduct other research to gain thorough knowledge of the company. The subadviser also may prepare detailed earnings and cash flow models of companies. These models may assist the subadviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The subadviser may reduce or sell the fund’s investments in portfolio companies if, in the opinion of the subadviser, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere or for other reasons.

The core investments of the fund generally may include established companies and securities that offer long-term growth potential. However, the portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Primarily for hedging purposes, the fund may use options (including options on securities and securities indices), futures, and foreign currency forward contracts.

Under normal market conditions, the fund may invest up to 10% of its total assets in all types of fixed- income securities and up to an additional 5% of its total assets in high-yield bonds (“junk bonds”) and mortgage- and asset-backed securities. The fund may also invest in the securities of other investment companies to a limited extent.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and highyield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 26.17% (Quarter ended 6/30/2009) Worst Quarter: -27.88% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
International Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total fund operating expenses	rr_ExpensesOverAssets	1.01%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	103
Year 3	rr_ExpenseExampleYear03	322
Year 5	rr_ExpenseExampleYear05	558
Year 10	rr_ExpenseExampleYear10	1,236
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	23.83%
2007	rr_AnnualReturn2007	20.10%
2008	rr_AnnualReturn2008	(50.56%)
2009	rr_AnnualReturn2009	37.55%
2010	rr_AnnualReturn2010	13.58%
2011	rr_AnnualReturn2011	(15.92%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.88%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(15.92%)
Five Year	rr_AverageAnnualReturnYear05	(4.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
International Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total fund operating expenses	rr_ExpensesOverAssets	1.21%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	123
Year 3	rr_ExpenseExampleYear03	384
Year 5	rr_ExpenseExampleYear05	665
Year 10	rr_ExpenseExampleYear10	1,466
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(16.13%)
Five Year	rr_AverageAnnualReturnYear05	(5.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
International Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total fund operating expenses	rr_ExpensesOverAssets	0.96%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	98
Year 3	rr_ExpenseExampleYear03	306
Year 5	rr_ExpenseExampleYear05	531
Year 10	rr_ExpenseExampleYear10	1,178
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(15.91%)
Five Year	rr_AverageAnnualReturnYear05	(4.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
International Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	(11.73%)
Five Year	rr_AverageAnnualReturnYear05	(4.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
International Small Company Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL SMALL COMPANY TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of November 30, 2011, the maximum market capitalization range of eligible companies for purchase was approximately $1,125 million to $3,825 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual- listed securities. Each of these securities may be traded within or outside the issuer’s domicile country.

The subadviser measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadviser first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The subadviser then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadviser, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See “Market Capitalization Weighted Approach” below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadviser will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country’s market. The subadviser’s Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market Capitalization Weighted Approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the subadviser for a variety of factors. The subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The subadviser may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadviser may exclude the stock of a company that meets applicable market capitalization criteria if the subadviser determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. The weighting of countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 31.13% (Quarter ended 6/30/2009) Worst Quarter: -22.53% (Quarter ended 9/30/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
International Small Company Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JISAX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total fund operating expenses	rr_ExpensesOverAssets	1.16%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	118
Year 3	rr_ExpenseExampleYear03	368
Year 5	rr_ExpenseExampleYear05	638
Year 10	rr_ExpenseExampleYear10	1,409
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(16.23%)
Five Year	rr_AverageAnnualReturnYear05	(3.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.35%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
International Small Company Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total fund operating expenses	rr_ExpensesOverAssets	1.36%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	138
Year 3	rr_ExpenseExampleYear03	431
Year 5	rr_ExpenseExampleYear05	745
Year 10	rr_ExpenseExampleYear10	1,635
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(16.42%)
Five Year	rr_AverageAnnualReturnYear05	(3.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.42%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
International Small Company Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total fund operating expenses	rr_ExpensesOverAssets	1.11%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	113
Year 3	rr_ExpenseExampleYear03	353
Year 5	rr_ExpenseExampleYear05	612
Year 10	rr_ExpenseExampleYear10	1,352
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	5.43%
2008	rr_AnnualReturn2008	(45.35%)
2009	rr_AnnualReturn2009	39.44%
2010	rr_AnnualReturn2010	22.63%
2011	rr_AnnualReturn2011	(16.18%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.53%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(16.18%)
Five Year	rr_AverageAnnualReturnYear05	(3.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.33%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
International Small Company Trust | Prospectus Series I, Series II and Series NAV Shares | MSCI EAFE Small Cap Index (gross of foreign withholding taxes on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Small Cap Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	(15.66%)
Five Year	rr_AverageAnnualReturnYear05	(0.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.76%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
International Value Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL VALUE TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily in equity securities of companies located outside the U.S., including in emerging markets.

Equity securities generally entitle the holder to participate in a company’s general operating results. These include common stocks and preferred stocks. The fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The subadviser’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing equity investments, the subadviser will focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings, asset value and cash flow potential. A company’s historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks. The fund may also invest significantly in issuers in the telecommunications sector and issuers located in the United Kingdom.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Equity-linked notes are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note’s issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Telecommunications risk The telecommunications services industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it wouldbe if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 24.18% (Quarter ended 6/30/2003) Worst Quarter: -23.56% (Quarter ended 9/30/2002)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
International Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total fund operating expenses	rr_ExpensesOverAssets	0.97%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	99
Year 3	rr_ExpenseExampleYear03	309
Year 5	rr_ExpenseExampleYear05	536
Year 10	rr_ExpenseExampleYear10	1,190
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(17.84%)
2003	rr_AnnualReturn2003	44.86%
2004	rr_AnnualReturn2004	21.54%
2005	rr_AnnualReturn2005	10.54%
2006	rr_AnnualReturn2006	29.59%
2007	rr_AnnualReturn2007	9.53%
2008	rr_AnnualReturn2008	(42.67%)
2009	rr_AnnualReturn2009	35.77%
2010	rr_AnnualReturn2010	7.98%
2011	rr_AnnualReturn2011	(12.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.56%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(12.85%)
Five Year	rr_AverageAnnualReturnYear05	(4.31%)
Ten Year	rr_AverageAnnualReturnYear10	5.22%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 1999
International Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total fund operating expenses	rr_ExpensesOverAssets	1.17%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	119
Year 3	rr_ExpenseExampleYear03	372
Year 5	rr_ExpenseExampleYear05	644
Year 10	rr_ExpenseExampleYear10	1,420
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(12.99%)
Five Year	rr_AverageAnnualReturnYear05	(4.48%)
Ten Year	rr_AverageAnnualReturnYear10	5.03%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
International Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIVNX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total fund operating expenses	rr_ExpensesOverAssets	0.92%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	94
Year 3	rr_ExpenseExampleYear03	293
Year 5	rr_ExpenseExampleYear05	509
Year 10	rr_ExpenseExampleYear10	1,131
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(12.79%)
Five Year	rr_AverageAnnualReturnYear05	(4.25%)
Ten Year	rr_AverageAnnualReturnYear10	5.24%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
International Value Trust | Prospectus Series I, Series II and Series NAV Shares | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	(11.73%)
Five Year	rr_AverageAnnualReturnYear05	(4.26%)
Ten Year	rr_AverageAnnualReturnYear10	5.12%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 1999
Investment Quality Bond Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INVESTMENT QUALITY BOND TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide a high level of current income consistent with the maintenance of principal and liquidity.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 62% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate- to longer-term maturities.

The subadviser’s investment decisions derive from a three-pronged analysis, including:

  sector analysis,
  credit research, and
  call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser, such as call protection (payment guarantees), an issuer’s industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall fund. Factors considered include:

  relative valuation of available alternatives,
  impact on portfolio yield, quality and liquidity, and
  impact on portfolio maturity and sector weights.

The subadviser attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the fund’s net assets are invested in bonds and debentures, including:

  marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody’s or S&P at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities;
  securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities; and
  cash and cash equivalent securities which are authorized for purchase by the Money Market Fund.

The balance (no more than 20%) of the fund’s net assets may be invested in below-investment-grade bonds and other securities including privately placed debt securities:

  U.S. and foreign debt securities,
  preferred stocks,
  convertible securities (including those issued in the Euromarket), securities carrying warrants to purchase equity securities, foreign exchange contracts for purposes of hedging portfolio exposures to foreign currencies or for purposes of obtaining exposure to foreign currencies, and non-investment-grade and investment-grade foreign currency fixed-income securities, including up to 5% emerging market fixed-income securities.

In pursuing its investment objective, the fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as “junk bonds”). These instruments are rated “Ba” or below by Moody’s or “BB” or below by S&P (or, if unrated, are deemed of comparable quality as determined by the subadviser). No minimum rating standard is required for a purchase of high yield securities by the fund. While the fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the fund to exceed this 20% maximum.

The fund normally maintains an average portfolio duration of between three and seven years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

The fund may invest in derivatives such as interest rate futures and options, interest rate swaps, currency forwards, options on financial indices and credit default swaps to manage duration and yield curve positioning, implement foreign interest rate and currency positions, hedge against risk and/or as a substitute for investing directly in a security.

The fund may make short sales of a security including short sales “against the box.”

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 50% of the Barclays Capital U.S. Government Bond Index and 50% of the Barclays Capital U.S. Credit Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Combined Index represents 50% of the Barclays Capital U.S. Government Bond Index and 50% of the Barclays Capital U.S. Credit Bond Index.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 6.55% (Quarter ended 9/30/2009) Worst Quarter: -3.39% (Quarter ended 9/30/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Investment Quality Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.58%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	0.68%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	69
Year 3	rr_ExpenseExampleYear03	218
Year 5	rr_ExpenseExampleYear05	379
Year 10	rr_ExpenseExampleYear10	847
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	9.94%
2003	rr_AnnualReturn2003	7.32%
2004	rr_AnnualReturn2004	4.81%
2005	rr_AnnualReturn2005	2.26%
2006	rr_AnnualReturn2006	3.57%
2007	rr_AnnualReturn2007	6.21%
2008	rr_AnnualReturn2008	(1.67%)
2009	rr_AnnualReturn2009	12.45%
2010	rr_AnnualReturn2010	7.45%
2011	rr_AnnualReturn2011	8.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	3.39%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	8.07%
Five Year	rr_AverageAnnualReturnYear05	6.40%
Ten Year	rr_AverageAnnualReturnYear10	5.97%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jun 19, 1985
Investment Quality Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.58%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	0.88%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	90
Year 3	rr_ExpenseExampleYear03	281
Year 5	rr_ExpenseExampleYear05	488
Year 10	rr_ExpenseExampleYear10	1,084
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	7.85%
Five Year	rr_AverageAnnualReturnYear05	6.19%
Ten Year	rr_AverageAnnualReturnYear10	5.79%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Investment Quality Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.58%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	0.63%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	64
Year 3	rr_ExpenseExampleYear03	202
Year 5	rr_ExpenseExampleYear05	351
Year 10	rr_ExpenseExampleYear10	786
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	8.05%
Five Year	rr_AverageAnnualReturnYear05	6.43%
Ten Year	rr_AverageAnnualReturnYear10	6.01%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Investment Quality Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Year	rr_AverageAnnualReturnYear05	6.50%
Ten Year	rr_AverageAnnualReturnYear10	5.78%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jun 19, 1985
Investment Quality Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Combined Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Combined Index
One Year	rr_AverageAnnualReturnYear01	8.71%
Five Year	rr_AverageAnnualReturnYear05	6.73%
Ten Year	rr_AverageAnnualReturnYear10	6.00%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jun 19, 1985
Investment Quality Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Government Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Government Index
One Year	rr_AverageAnnualReturnYear01	9.02%
Five Year	rr_AverageAnnualReturnYear05	6.56%
Ten Year	rr_AverageAnnualReturnYear10	5.59%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jun 19, 1985
Investment Quality Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Credit Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Credit Index
One Year	rr_AverageAnnualReturnYear01	8.35%
Five Year	rr_AverageAnnualReturnYear05	6.80%
Ten Year	rr_AverageAnnualReturnYear10	6.35%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jun 19, 1985
Large Cap Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGE CAP TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize total return, consisting of capital appreciation and current income.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 82% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies tied economically to the U.S. The fund defines large capitalization companies as those with a market capitalization range, at the time of investment, equal to that of the Russell 1000 Index. As of February 29, 2012, the market capitalization range of the Russell 1000 Index was $162 million to $505.7 billion.

In general, the fund emphasizes large capitalization stocks, but it may also invest up to 20% of its net assets (plus any borrowings for investment purposes) in equity securities of small and medium capitalization companies and/or the securities of foreign companies in developed countries. Investments in equity securities may include dividend-paying securities, common stock and preferred stock, initial public offerings (IPOs), exchange-traded funds (ETFs), equity index futures, shares of investment companies, convertible securities, warrants and rights. For purposes of the fund, ETFs and index futures are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF or underlying index.

In managing the fund, the subadviser uses active investment management methods, which means that equities are bought and sold according to the subadviser’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the fund, the subadviser may use a combination of quantitative and qualitative investment methods to identify equities that the subadviser believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The subadviser may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the subadviser focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the fund’s investment universe. The subadviser also may adjust the fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

On December 16, 2011, the Board of Trustees of John Hancock Variable Insurance Trust (the “Trust”) approved an Agreement and Plan of Reorganization providing for the merger of the Large Cap Trust into the U.S. Equity Trust. Shareholders of the Large Cap Trust approved the merger on April 17, 2012 . Subject to regulatory and shareholder approval, the merger is scheduled to occur immediately after the close of business on Friday, April 27, 2012.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 19.80% (Quarter ended 6/30/2009) Worst Quarter: -25.61% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Large Cap Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.76%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total fund operating expenses	rr_ExpensesOverAssets	0.98%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	100
Year 3	rr_ExpenseExampleYear03	312
Year 5	rr_ExpenseExampleYear05	542
Year 10	rr_ExpenseExampleYear10	1,201
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	14.36%
2007	rr_AnnualReturn2007	1.40%
2008	rr_AnnualReturn2008	(39.52%)
2009	rr_AnnualReturn2009	30.85%
2010	rr_AnnualReturn2010	14.20%
2011	rr_AnnualReturn2011	(2.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.61%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(2.46%)
Five Year	rr_AverageAnnualReturnYear05	(2.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Large Cap Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.76%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total fund operating expenses	rr_ExpensesOverAssets	1.18%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	120
Year 3	rr_ExpenseExampleYear03	375
Year 5	rr_ExpenseExampleYear05	649
Year 10	rr_ExpenseExampleYear10	1,432
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(2.74%)
Five Year	rr_AverageAnnualReturnYear05	(2.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.97%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Large Cap Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.76%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total fund operating expenses	rr_ExpensesOverAssets	0.93%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	95
Year 3	rr_ExpenseExampleYear03	296
Year 5	rr_ExpenseExampleYear05	515
Year 10	rr_ExpenseExampleYear10	1,143
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(2.41%)
Five Year	rr_AverageAnnualReturnYear05	(2.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Large Cap Trust | Prospectus Series I, Series II and Series NAV Shares | Russell 1000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Index
One Year	rr_AverageAnnualReturnYear01	1.50%
Five Year	rr_AverageAnnualReturnYear05	(0.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Lifecycle 2010 Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LIFECYCLE 2010 TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return until the fund’s target retirement date.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31,2011, expenses are estimated.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2010. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity-type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Lifecycle 2010 Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.93%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	95
Year 3	rr_ExpenseExampleYear03	296
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2010 Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.13%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	115
Year 3	rr_ExpenseExampleYear03	359
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2010 Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.88%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	90
Year 3	rr_ExpenseExampleYear03	281
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2015 Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LIFECYCLE 2015 TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return until the fund’s target retirement date.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks— Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interestrate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and highyield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Lifecycle 2015 Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.94%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	96
Year 3	rr_ExpenseExampleYear03	300
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2015 Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.14%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	116
Year 3	rr_ExpenseExampleYear03	362
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2015 Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.89%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	91
Year 3	rr_ExpenseExampleYear03	284
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2020 Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LIFECYCLE 2020 TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return until the fund’s target retirement date.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks— Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Lifecycle 2020 Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.94%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	96
Year 3	rr_ExpenseExampleYear03	300
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2020 Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.14%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	116
Year 3	rr_ExpenseExampleYear03	362
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2020 Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.89%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	91
Year 3	rr_ExpenseExampleYear03	284
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2025 Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LIFECYCLE 2025 TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return until the fund’s target retirement date.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks— Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Lifecycle 2025 Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.95%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	97
Year 3	rr_ExpenseExampleYear03	303
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2025 Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.15%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	117
Year 3	rr_ExpenseExampleYear03	365
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2025 Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.90%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	92
Year 3	rr_ExpenseExampleYear03	287
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2030 Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LIFECYCLE 2030 TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return until the fund’s target retirement date.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Lifecycle 2030 Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.96%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	98
Year 3	rr_ExpenseExampleYear03	306
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2030 Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.16%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	118
Year 3	rr_ExpenseExampleYear03	368
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2030 Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.91%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	93
Year 3	rr_ExpenseExampleYear03	290
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2035 Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LIFECYCLE 2035 TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return until the fund’s target retirement date.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Lifecycle 2035 Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.97%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	99
Year 3	rr_ExpenseExampleYear03	309
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2035 Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.17%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	119
Year 3	rr_ExpenseExampleYear03	372
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2035 Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.92%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	94
Year 3	rr_ExpenseExampleYear03	293
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2040 Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LIFECYCLE 2040 TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return until the fund’s target retirement date.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic trans-actions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Lifecycle 2040 Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.98%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	100
Year 3	rr_ExpenseExampleYear03	312
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2040 Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.18%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	120
Year 3	rr_ExpenseExampleYear03	375
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2040 Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.93%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	95
Year 3	rr_ExpenseExampleYear03	296
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2045 Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LIFECYCLE 2045 TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return until the fund’s target retirement date.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed-income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks— Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Lifecycle 2045 Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.98%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	100
Year 3	rr_ExpenseExampleYear03	312
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2045 Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.18%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	120
Year 3	rr_ExpenseExampleYear03	375
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2045 Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.93%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	95
Year 3	rr_ExpenseExampleYear03	296
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2050 Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LIFECYCLE 2050 TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return until the fund’s target retirement date.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2050. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.
Lifecycle 2050 Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.98%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	100
Year 3	rr_ExpenseExampleYear03	312
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2050 Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.18%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	120
Year 3	rr_ExpenseExampleYear03	375
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifecycle 2050 Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.06%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[12],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.93%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	95
Year 3	rr_ExpenseExampleYear03	296
Year 5	rr_ExpenseExampleYear05
Year 10	rr_ExpenseExampleYear10
Lifestyle Aggressive Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LIFESTYLE AGGRESSIVE TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital. Current income is not a consideration.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, except as otherwise described below, normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 20.25% (Quarter ended 6/30/2009) Worst Quarter: -24.12% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Lifestyle Aggressive Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JELAX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.00%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	102
Year 3	rr_ExpenseExampleYear03	318
Year 5	rr_ExpenseExampleYear05	552
Year 10	rr_ExpenseExampleYear10	1,225
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(20.71%)
2003	rr_AnnualReturn2003	34.91%
2004	rr_AnnualReturn2004	16.06%
2005	rr_AnnualReturn2005	10.64%
2006	rr_AnnualReturn2006	15.46%
2007	rr_AnnualReturn2007	8.55%
2008	rr_AnnualReturn2008	(41.99%)
2009	rr_AnnualReturn2009	35.63%
2010	rr_AnnualReturn2010	16.44%
2011	rr_AnnualReturn2011	(6.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.12%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(6.50%)
Five Year	rr_AverageAnnualReturnYear05	(1.44%)
Ten Year	rr_AverageAnnualReturnYear10	3.96%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
Lifestyle Aggressive Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.20%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	122
Year 3	rr_ExpenseExampleYear03	381
Year 5	rr_ExpenseExampleYear05	660
Year 10	rr_ExpenseExampleYear10	1,455
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(6.72%)
Five Year	rr_AverageAnnualReturnYear05	(1.65%)
Ten Year	rr_AverageAnnualReturnYear10	3.81%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Lifestyle Aggressive Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.95%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	97
Year 3	rr_ExpenseExampleYear03	303
Year 5	rr_ExpenseExampleYear05	525
Year 10	rr_ExpenseExampleYear10	1,166
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(6.46%)
Five Year	rr_AverageAnnualReturnYear05	(1.40%)
Ten Year	rr_AverageAnnualReturnYear10	3.99%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Lifestyle Aggressive Trust | Prospectus Series I, Series II and Series NAV Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Year	rr_AverageAnnualReturnYear05	(0.25%)
Ten Year	rr_AverageAnnualReturnYear10	2.92%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
Lifestyle Balanced Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LIFESTYLE BALANCED TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, except as otherwise described below, normally invests approximately 50% of its assets in underlying funds that invest primarily in equity securities and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 50% of its assets in equity underlying funds and 50% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 60%/40% and 40%/60%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 50% of the Standard & Poor’s 500 Index and 50% of the Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Combined Index represents 50% of the Standard & Poor’s 500 Index and 50% of the Barclays Capital U.S. Aggregate Bond Index.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 15.83% (Quarter ended 6/30/2009) Worst Quarter: -17.72% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Lifestyle Balanced Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JELBX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.80%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	82
Year 3	rr_ExpenseExampleYear03	255
Year 5	rr_ExpenseExampleYear05	444
Year 10	rr_ExpenseExampleYear10	990
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(9.95%)
2003	rr_AnnualReturn2003	23.97%
2004	rr_AnnualReturn2004	13.49%
2005	rr_AnnualReturn2005	6.88%
2006	rr_AnnualReturn2006	12.73%
2007	rr_AnnualReturn2007	6.47%
2008	rr_AnnualReturn2008	(31.30%)
2009	rr_AnnualReturn2009	30.75%
2010	rr_AnnualReturn2010	11.75%
2011	rr_AnnualReturn2011	0.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.72%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	0.62%
Five Year	rr_AverageAnnualReturnYear05	1.47%
Ten Year	rr_AverageAnnualReturnYear10	5.08%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
Lifestyle Balanced Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JLBTX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.00%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	102
Year 3	rr_ExpenseExampleYear03	318
Year 5	rr_ExpenseExampleYear05	552
Year 10	rr_ExpenseExampleYear10	1,225
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	0.42%
Five Year	rr_AverageAnnualReturnYear05	1.25%
Ten Year	rr_AverageAnnualReturnYear10	4.93%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Lifestyle Balanced Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.75%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	77
Year 3	rr_ExpenseExampleYear03	240
Year 5	rr_ExpenseExampleYear05	417
Year 10	rr_ExpenseExampleYear10	930
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	0.67%
Five Year	rr_AverageAnnualReturnYear05	1.52%
Ten Year	rr_AverageAnnualReturnYear10	5.12%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Lifestyle Balanced Trust | Prospectus Series I, Series II and Series NAV Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Year	rr_AverageAnnualReturnYear05	(0.25%)
Ten Year	rr_AverageAnnualReturnYear10	2.92%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
Lifestyle Balanced Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Year	rr_AverageAnnualReturnYear05	6.50%
Ten Year	rr_AverageAnnualReturnYear10	5.78%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
Lifestyle Balanced Trust | Prospectus Series I, Series II and Series NAV Shares | Combined Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Combined Index
One Year	rr_AverageAnnualReturnYear01	5.28%
Five Year	rr_AverageAnnualReturnYear05	3.54%
Ten Year	rr_AverageAnnualReturnYear10	4.70%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
Lifestyle Balanced PS Series | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LIFESTYLE BALANCED PS SERIES
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. For the period April 28, 2011 to December 31, 2011, the fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 50% of its assets in underlying funds that invest primarily in equity securities or futures contracts on equity markets (the “Equity Allocation”) and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities (the “Fixed Income Allocation”). At the discretion of the subadviser, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadviser may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. These allocations may be changed at any time by the subadviser.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange-traded funds (ETFs) and may make direct investments in other types of investments. See “Other Permitted Investments of the Fund of Funds.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.” The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

PS Series Asset Transfer Risk The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the “JHVIT Lifestyle PS Series”) and the Bond PS Series are offered only in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the “John Hancock Issuers”). The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyles PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle PS Series invests by increasing the underlying fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Advance trade estimate risk. The Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the Lifestyle PS Series’ subadviser with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadviser may, but is not required to, use the tool to adjust the Lifestyle PS Series’ portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the Lifestyle PS Series’ exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the “Trade Date”), the Subadviser could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadviser could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadviser relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Lifestyle PS shares, there can be no assurance that the prices paid by the Lifestyle PS Series will be better than if the Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the Lifestyle PS Series are less than estimated, the Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Lifestyle PS Series are less than estimated, the Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Lifestyle PS Series’ assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Lifestyle PS Series expenses and adversely affect the performance of the Lifestyle PS Series.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.
Lifestyle Balanced PS Series | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.05%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%	[2],[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.34%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[13],[3]
Net fund operating expenses	rr_NetExpensesOverAssets	1.05%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	107
Year 3	rr_ExpenseExampleYear03	366
Year 5	rr_ExpenseExampleYear05	677
Year 10	rr_ExpenseExampleYear10	1,561
Lifestyle Balanced PS Series | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JLBSX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.54%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[13]
Net fund operating expenses	rr_NetExpensesOverAssets	1.25%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	127
Year 3	rr_ExpenseExampleYear03	428
Year 5	rr_ExpenseExampleYear05	783
Year 10	rr_ExpenseExampleYear10	1,784
Lifestyle Balanced PS Series | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.05%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%	[2],[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.29%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[13],[3]
Net fund operating expenses	rr_NetExpensesOverAssets	1.00%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	102
Year 3	rr_ExpenseExampleYear03	350
Year 5	rr_ExpenseExampleYear05	650
Year 10	rr_ExpenseExampleYear10	1,504
Lifestyle Conservative Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LIFESTYLE CONSERVATIVE TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income with some consideration given to growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and expenses.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, except as otherwise described below, normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 20% of assets in equity underlying funds and 80% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 10%/90% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic trans-actions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options..

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 20% of the Standard & Poor’s 500 Index and 80% of the Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Combined Index represents 20% of the Standard & Poor’s 500 Index and 80% of the Barclays Capital U.S. Aggregate Bond Index.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 10.58% (Quarter ended 6/30/2009) Worst Quarter: -8.32% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Lifestyle Conservative Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JELCX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.76%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	78
Year 3	rr_ExpenseExampleYear03	243
Year 5	rr_ExpenseExampleYear05	422
Year 10	rr_ExpenseExampleYear10	942
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	1.80%
2003	rr_AnnualReturn2003	11.47%
2004	rr_AnnualReturn2004	8.59%
2005	rr_AnnualReturn2005	2.88%
2006	rr_AnnualReturn2006	8.44%
2007	rr_AnnualReturn2007	5.38%
2008	rr_AnnualReturn2008	(15.57%)
2009	rr_AnnualReturn2009	21.71%
2010	rr_AnnualReturn2010	9.12%
2011	rr_AnnualReturn2011	4.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.32%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	4.23%
Five Year	rr_AverageAnnualReturnYear05	4.26%
Ten Year	rr_AverageAnnualReturnYear10	5.41%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
Lifestyle Conservative Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JLCTX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.96%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	98
Year 3	rr_ExpenseExampleYear03	306
Year 5	rr_ExpenseExampleYear05	531
Year 10	rr_ExpenseExampleYear10	1,178
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	4.04%
Five Year	rr_AverageAnnualReturnYear05	4.06%
Ten Year	rr_AverageAnnualReturnYear10	5.26%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Lifestyle Conservative Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.71%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	73
Year 3	rr_ExpenseExampleYear03	227
Year 5	rr_ExpenseExampleYear05	395
Year 10	rr_ExpenseExampleYear10	883
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	4.27%
Five Year	rr_AverageAnnualReturnYear05	4.30%
Ten Year	rr_AverageAnnualReturnYear10	5.45%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Lifestyle Conservative Trust | Prospectus Series I, Series II and Series NAV Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Year	rr_AverageAnnualReturnYear05	(0.25%)
Ten Year	rr_AverageAnnualReturnYear10	2.92%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
Lifestyle Conservative Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Year	rr_AverageAnnualReturnYear05	6.50%
Ten Year	rr_AverageAnnualReturnYear10	5.78%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
Lifestyle Conservative Trust | Prospectus Series I, Series II and Series NAV Shares | Combined Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Combined Index
One Year	rr_AverageAnnualReturnYear01	6.89%
Five Year	rr_AverageAnnualReturnYear05	5.42%
Ten Year	rr_AverageAnnualReturnYear10	5.43%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
Lifestyle Conservative PS Series | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LIFESTYLE CONSERVATIVE PS SERIES
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income with some consideration given to growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. For the period April 28, 2011 to December 31, 2011, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 20% of its assets in underlying funds that invest primarily in equity securities or futures contracts on equity markets (the “Equity Allocation”) and approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities (the “Fixed Income Allocation”). At the discretion of the subadviser, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadviser may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. These allocations may be changed at any time by the subadviser.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange-traded funds (ETFs) and may make direct investments in other types of investments. See “Other Permitted Investments of the Fund of Funds.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic trans-actions risk.” The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

PS Series Asset Transfer Risk The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the “JHVIT Lifestyle PS Series”) and the Bond PS Series are offered only in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the “John Hancock Issuers”).

The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyles PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle PS Series invests by increasing the underlying fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Advance trade estimate risk. The Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the Lifestyle PS Series’ subadviser with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadviser may, but is not required to, use the tool to adjust the Lifestyle PS Series’ portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the Lifestyle PS Series’ exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the “Trade Date”), the Subadviser could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadviser could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadviser relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Lifestyle PS shares, there can be no assurance that the prices paid by the Lifestyle PS Series will be better than if the Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the Lifestyle PS Series are less than estimated, the Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Lifestyle PS Series are less than estimated, the Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Lifestyle PS Series’ assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Lifestyle PS Series expenses and adversely affect the performance of the Lifestyle PS Series.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because this class of the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because this class of the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.
Lifestyle Conservative PS Series | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.05%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.81%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[2],[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.71%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[13],[3]
Net fund operating expenses	rr_NetExpensesOverAssets	1.00%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	102
Year 3	rr_ExpenseExampleYear03	396
Year 5	rr_ExpenseExampleYear05	791
Year 10	rr_ExpenseExampleYear10	1,897
Lifestyle Conservative PS Series | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JLCSX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.91%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[13]
Net fund operating expenses	rr_NetExpensesOverAssets	1.20%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	122
Year 3	rr_ExpenseExampleYear03	458
Year 5	rr_ExpenseExampleYear05	896
Year 10	rr_ExpenseExampleYear10	2,113
Lifestyle Conservative PS Series | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.05%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.81%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[2],[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.66%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[13],[3]
Net fund operating expenses	rr_NetExpensesOverAssets	0.95%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	97
Year 3	rr_ExpenseExampleYear03	380
Year 5	rr_ExpenseExampleYear05	764
Year 10	rr_ExpenseExampleYear10	1,842
Lifestyle Growth Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LIFESTYLE GROWTH TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital. Current income is also a consideration.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, except as otherwise described below, normally invests approximately 70% of its assets in underlying funds that invest primarily in equity securities and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 70% of its assets in equity underlying funds and 30% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 80%/20% and 60%/40%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the Standard & Poor’s 500 Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Combined Index represents 70% of the Standard & Poor’s 500 Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 17.89% (Quarter ended 6/30/2009) Worst Quarter: -20.75% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Lifestyle Growth Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JELGX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.81%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	83
Year 3	rr_ExpenseExampleYear03	259
Year 5	rr_ExpenseExampleYear05	450
Year 10	rr_ExpenseExampleYear10	1,002
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(15.84%)
2003	rr_AnnualReturn2003	29.55%
2004	rr_AnnualReturn2004	14.59%
2005	rr_AnnualReturn2005	8.66%
2006	rr_AnnualReturn2006	13.50%
2007	rr_AnnualReturn2007	7.44%
2008	rr_AnnualReturn2008	(36.56%)
2009	rr_AnnualReturn2009	33.30%
2010	rr_AnnualReturn2010	13.02%
2011	rr_AnnualReturn2011	(1.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.75%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(1.60%)
Five Year	rr_AverageAnnualReturnYear05	0.21%
Ten Year	rr_AverageAnnualReturnYear10	4.53%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
Lifestyle Growth Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JLGTX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.01%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	103
Year 3	rr_ExpenseExampleYear03	322
Year 5	rr_ExpenseExampleYear05	558
Year 10	rr_ExpenseExampleYear10	1,236
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(1.80%)
Five Year	rr_AverageAnnualReturnYear05	0.01%
Ten Year	rr_AverageAnnualReturnYear10	4.38%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Lifestyle Growth Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.76%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	78
Year 3	rr_ExpenseExampleYear03	243
Year 5	rr_ExpenseExampleYear05	422
Year 10	rr_ExpenseExampleYear10	942
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(1.55%)
Five Year	rr_AverageAnnualReturnYear05	0.26%
Ten Year	rr_AverageAnnualReturnYear10	4.56%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Lifestyle Growth Trust | Prospectus Series I, Series II and Series NAV Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Year	rr_AverageAnnualReturnYear05	(0.25%)
Ten Year	rr_AverageAnnualReturnYear10	2.92%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
Lifestyle Growth Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Year	rr_AverageAnnualReturnYear05	6.50%
Ten Year	rr_AverageAnnualReturnYear10	5.78%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
Lifestyle Growth Trust | Prospectus Series I, Series II and Series NAV Shares | Combined Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Combined Index
One Year	rr_AverageAnnualReturnYear01	4.08%
Five Year	rr_AverageAnnualReturnYear05	2.13%
Ten Year	rr_AverageAnnualReturnYear10	4.08%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
Lifestyle Growth PS Series | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LIFESTYLE GROWTH PS SERIES
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital. Current income is also a consideration.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. For the period April 28, 2011 to December 31, 2011, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 70% of its assets in underlying funds that invest primarily in equity securities or futures contracts on equity markets (the “Equity Allocation”) and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities (the “Fixed Income Allocation”). At the discretion of the subadviser, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadviser may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. These allocations may be changed at any time by the subadviser.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange-traded funds (ETFs) and may make direct investments in other types of investments. See “Other Permitted Investments of the Fund of Funds.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.” The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

PS Series Asset Transfer Risk The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the “JHVIT Lifestyle PS Series”) and the Bond PS Series are offered only in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the “John Hancock Issuers”). The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyles PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle PS Series invests by increasing the underlying fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Advance trade estimate risk. The Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the Lifestyle PS Series’ subadviser with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadviser may, but is not required to, use the tool to adjust the Lifestyle PS Series’ portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the Lifestyle PS Series’ exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the “Trade Date”), the Subadviser could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadviser could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadviser relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Lifestyle PS shares, there can be no assurance that the prices paid by the Lifestyle PS Series will be better than if the Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the Lifestyle PS Series are less than estimated, the Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Lifestyle PS Series are less than estimated, the Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Lifestyle PS Series’ assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Lifestyle PS Series expenses and adversely affect the performance of the Lifestyle PS Series.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.
Lifestyle Growth PS Series | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.05%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%	[2],[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.25%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[13],[3]
Net fund operating expenses	rr_NetExpensesOverAssets	1.07%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	109
Year 3	rr_ExpenseExampleYear03	360
Year 5	rr_ExpenseExampleYear05	651
Year 10	rr_ExpenseExampleYear10	1,479
Lifestyle Growth PS Series | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JLBIX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.45%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[13]
Net fund operating expenses	rr_NetExpensesOverAssets	1.27%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	129
Year 3	rr_ExpenseExampleYear03	422
Year 5	rr_ExpenseExampleYear05	757
Year 10	rr_ExpenseExampleYear10	1,703
Lifestyle Growth PS Series | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.05%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%	[2],[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.20%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[13],[3]
Net fund operating expenses	rr_NetExpensesOverAssets	1.02%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	104
Year 3	rr_ExpenseExampleYear03	344
Year 5	rr_ExpenseExampleYear05	624
Year 10	rr_ExpenseExampleYear10	1,422
Lifestyle Moderate Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LIFESTYLE MODERATE TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, except as otherwise described below, normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 50%/50% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change this allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 40% of the Standard & Poor’s 500 Index and 60% of the Barclays Capital U.S. Aggregate Bond Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Combined Index represents 40% of the Standard & Poor’s 500 Index and 60% of the Barclays Capital U.S. Aggregate Bond Index.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 13.89% (Quarter ended 6/30/2009) Worst Quarter: -13.28% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Lifestyle Moderate Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JELMX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.78%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	80
Year 3	rr_ExpenseExampleYear03	249
Year 5	rr_ExpenseExampleYear05	433
Year 10	rr_ExpenseExampleYear10	966
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(4.07%)
2003	rr_AnnualReturn2003	17.83%
2004	rr_AnnualReturn2004	11.04%
2005	rr_AnnualReturn2005	4.15%
2006	rr_AnnualReturn2006	10.42%
2007	rr_AnnualReturn2007	5.29%
2008	rr_AnnualReturn2008	(24.23%)
2009	rr_AnnualReturn2009	27.26%
2010	rr_AnnualReturn2010	10.55%
2011	rr_AnnualReturn2011	2.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.28%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	2.33%
Five Year	rr_AverageAnnualReturnYear05	2.81%
Ten Year	rr_AverageAnnualReturnYear10	5.18%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
Lifestyle Moderate Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JLMTX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.98%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	100
Year 3	rr_ExpenseExampleYear03	312
Year 5	rr_ExpenseExampleYear05	542
Year 10	rr_ExpenseExampleYear10	1,201
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	2.13%
Five Year	rr_AverageAnnualReturnYear05	2.60%
Ten Year	rr_AverageAnnualReturnYear10	5.04%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Lifestyle Moderate Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.73%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	75
Year 3	rr_ExpenseExampleYear03	233
Year 5	rr_ExpenseExampleYear05	406
Year 10	rr_ExpenseExampleYear10	906
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	2.38%
Five Year	rr_AverageAnnualReturnYear05	2.86%
Ten Year	rr_AverageAnnualReturnYear10	5.22%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Lifestyle Moderate Trust | Prospectus Series I, Series II and Series NAV Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Year	rr_AverageAnnualReturnYear05	(0.25%)
Ten Year	rr_AverageAnnualReturnYear10	2.92%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
Lifestyle Moderate Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Year	rr_AverageAnnualReturnYear05	6.50%
Ten Year	rr_AverageAnnualReturnYear10	5.78%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
Lifestyle Moderate Trust | Prospectus Series I, Series II and Series NAV Shares | Combined Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Combined Index
One Year	rr_AverageAnnualReturnYear01	5.84%
Five Year	rr_AverageAnnualReturnYear05	4.20%
Ten Year	rr_AverageAnnualReturnYear10	4.97%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
Lifestyle Moderate PS Series | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LIFESTYLE MODERATE PS SERIES
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. For the period April 28, 2011 to December 31, 2011, the fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 40% of its assets in underlying funds that invest primarily in equity securities or futures contracts on equity markets (the “Equity Allocation”) and approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities (the “Fixed Income Allocation”). At the discretion of the subadviser, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadviser may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. These allocations may be changed at any time by the subadviser.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange-traded funds (ETFs) and may make direct investments in other types of investments. See “Other Permitted Investments of the Fund of Funds.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.” The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

PS Series Asset Transfer Risk The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the “JHVIT Lifestyle PS Series”) and the Bond PS Series are offered only in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the “John Hancock Issuers”).The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyles PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle PS Series invests by increasing the underlying fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Advance trade estimate risk. The Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the Lifestyle PS Series’ subadviser with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadviser may, but is not required to, use the tool to adjust the Lifestyle PS Series’ portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the Lifestyle PS Series’ exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the “Trade Date”), the Subadviser could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadviser could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadviser relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Lifestyle PS shares, there can be no assurance that the prices paid by the Lifestyle PS Series will be better than if the Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the Lifestyle PS Series are less than estimated, the Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Lifestyle PS Series are less than estimated, the Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Lifestyle PS Series’ assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Lifestyle PS Series expenses and adversely affect the performance of the Lifestyle PS Series.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund of Funds is subject to risks, and you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.
Lifestyle Moderate PS Series | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.05%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[2],[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.60%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[13],[3]
Net fund operating expenses	rr_NetExpensesOverAssets	1.03%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	105
Year 3	rr_ExpenseExampleYear03	390
Year 5	rr_ExpenseExampleYear05	760
Year 10	rr_ExpenseExampleYear10	1,801
Lifestyle Moderate PS Series | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JLMSX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.80%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[13]
Net fund operating expenses	rr_NetExpensesOverAssets	1.23%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	125
Year 3	rr_ExpenseExampleYear03	452
Year 5	rr_ExpenseExampleYear05	865
Year 10	rr_ExpenseExampleYear10	2,019
Lifestyle Moderate PS Series | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.05%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[2],[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.55%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[13],[3]
Net fund operating expenses	rr_NetExpensesOverAssets	0.98%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	100
Year 3	rr_ExpenseExampleYear03	375
Year 5	rr_ExpenseExampleYear05	734
Year 10	rr_ExpenseExampleYear10	1,745
Mid Cap Index Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MID CAP INDEX TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in: (a) the common stocks that are included in the S&P 400 Mid Cap Index; and (b) securities (which may or may not be included in the S&P 400 Mid Cap Index) that the subadviser believes as a group will behave in a manner similar to the index. As of February 29, 2012, the market capitalizations of companies included in the S&P 400 Mid Cap Index ranged from $533 million to $10.1 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 400 Mid Cap Index by: (a) holding all, or a representative sample, of the securities that comprise that index; and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

The fund may invest in index futures for the purposes of replicating an index and Depositary Receipts.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 19.86% (Quarter ended 9/30/2009) Worst Quarter: -25.65% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Mid Cap Index Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JECIX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total fund operating expenses	rr_ExpensesOverAssets	0.54%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	55
Year 3	rr_ExpenseExampleYear03	173
Year 5	rr_ExpenseExampleYear05	302
Year 10	rr_ExpenseExampleYear10	677
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(15.16%)
2003	rr_AnnualReturn2003	34.57%
2004	rr_AnnualReturn2004	15.83%
2005	rr_AnnualReturn2005	12.02%
2006	rr_AnnualReturn2006	9.72%
2007	rr_AnnualReturn2007	7.57%
2008	rr_AnnualReturn2008	(36.45%)
2009	rr_AnnualReturn2009	36.76%
2010	rr_AnnualReturn2010	25.98%
2011	rr_AnnualReturn2011	(2.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.65%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(2.25%)
Five Year	rr_AverageAnnualReturnYear05	2.86%
Ten Year	rr_AverageAnnualReturnYear10	6.47%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 2, 2000
Mid Cap Index Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total fund operating expenses	rr_ExpensesOverAssets	0.74%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	76
Year 3	rr_ExpenseExampleYear03	237
Year 5	rr_ExpenseExampleYear05	411
Year 10	rr_ExpenseExampleYear10	918
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(2.46%)
Five Year	rr_AverageAnnualReturnYear05	2.66%
Ten Year	rr_AverageAnnualReturnYear10	6.27%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Mid Cap Index Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total fund operating expenses	rr_ExpensesOverAssets	0.49%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	50
Year 3	rr_ExpenseExampleYear03	157
Year 5	rr_ExpenseExampleYear05	274
Year 10	rr_ExpenseExampleYear10	616
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(2.14%)
Five Year	rr_AverageAnnualReturnYear05	2.91%
Ten Year	rr_AverageAnnualReturnYear10	6.50%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Mid Cap Index Trust | Prospectus Series I, Series II and Series NAV Shares | S&P MidCap 400 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 Index
One Year	rr_AverageAnnualReturnYear01	(1.73%)
Five Year	rr_AverageAnnualReturnYear05	3.32%
Ten Year	rr_AverageAnnualReturnYear10	7.05%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 2, 2000
Mid Cap Stock Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MID CAP STOCK TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 107% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund, “medium-sized companies” are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell Midcap Index ($162 million to $21.5 billion as of February 29, 2012) or the S&P Midcap 400 Index ($533 million to $10.1 billion as of February 29, 2012).

The subadviser’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadviser looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 20.14% (Quarter ended 6/30/2003) Worst Quarter: -25.36% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Mid Cap Stock Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.83%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	0.93%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	95
Year 3	rr_ExpenseExampleYear03	296
Year 5	rr_ExpenseExampleYear05	515
Year 10	rr_ExpenseExampleYear10	1,143
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(22.56%)
2003	rr_AnnualReturn2003	42.33%
2004	rr_AnnualReturn2004	19.04%
2005	rr_AnnualReturn2005	14.57%
2006	rr_AnnualReturn2006	13.55%
2007	rr_AnnualReturn2007	23.57%
2008	rr_AnnualReturn2008	(43.76%)
2009	rr_AnnualReturn2009	31.35%
2010	rr_AnnualReturn2010	23.08%
2011	rr_AnnualReturn2011	(9.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.36%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(9.20%)
Five Year	rr_AverageAnnualReturnYear05	0.40%
Ten Year	rr_AverageAnnualReturnYear10	5.70%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 1999
Mid Cap Stock Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.83%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	1.13%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	115
Year 3	rr_ExpenseExampleYear03	359
Year 5	rr_ExpenseExampleYear05	622
Year 10	rr_ExpenseExampleYear10	1,375
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(9.39%)
Five Year	rr_AverageAnnualReturnYear05	0.19%
Ten Year	rr_AverageAnnualReturnYear10	5.50%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Mid Cap Stock Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.83%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	0.88%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	90
Year 3	rr_ExpenseExampleYear03	281
Year 5	rr_ExpenseExampleYear05	488
Year 10	rr_ExpenseExampleYear10	1,084
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(9.09%)
Five Year	rr_AverageAnnualReturnYear05	0.45%
Ten Year	rr_AverageAnnualReturnYear10	5.75%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Mid Cap Stock Trust | Prospectus Series I, Series II and Series NAV Shares | Russell Mid Cap Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Mid Cap Growth Index
One Year	rr_AverageAnnualReturnYear01	(1.65%)
Five Year	rr_AverageAnnualReturnYear05	2.44%
Ten Year	rr_AverageAnnualReturnYear10	5.29%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 1999
Mid Cap Value Equity Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MID CAP VALUE EQUITY TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations, at the time of investment, fall within the range of the Russell MidCap Value Index. The market capitalization range of the Index is subject to change.

Up to 20% of the fund may be invested in stocks of small or large companies, preferreds, convertibles, or other debt securities. The fund may invest up to 25% of its net assets in foreign investments. The fund can invest in any economic sector, and at times, it may emphasize one or more particular sectors.

In pursuit of the fund’s objective, the subadviser chooses equity investments by:

  Selecting companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.
  Identifying companies with growth potential based on:

• effective management, as demonstrated by overall performance,

• financial strength, and

• underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the subadviser considers, among other factors, whether:

  The security is overvalued relative to alternative investments.
  The security has reached the subadviser’s price objective.
  The company has met the subadviser’s earnings and/or growth expectations.
  The security exhibits unacceptable correlation characteristics with other portfolio holdings.
  The company or the security continues to meet the other standards described above.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 21.67% (Quarter ended 9/30/2009) Worst Quarter: -27.70% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Mid Cap Value Equity Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.87%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.99%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	101
Year 3	rr_ExpenseExampleYear03	315
Year 5	rr_ExpenseExampleYear05	547
Year 10	rr_ExpenseExampleYear10	1,213
Mid Cap Value Equity Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.87%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.19%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	121
Year 3	rr_ExpenseExampleYear03	378
Year 5	rr_ExpenseExampleYear05	654
Year 10	rr_ExpenseExampleYear10	1,443
Mid Cap Value Equity Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCVAX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.87%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total fund operating expenses	rr_ExpensesOverAssets	0.94%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	96
Year 3	rr_ExpenseExampleYear03	300
Year 5	rr_ExpenseExampleYear05	520
Year 10	rr_ExpenseExampleYear10	1,155
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	10.72%
2008	rr_AnnualReturn2008	(44.21%)
2009	rr_AnnualReturn2009	40.42%
2010	rr_AnnualReturn2010	23.12%
2011	rr_AnnualReturn2011	(8.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.70%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(8.49%)
Five Year	rr_AverageAnnualReturnYear05	(0.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.38%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
Mid Cap Value Equity Trust | Prospectus Series I, Series II and Series NAV Shares | Russell Mid Cap Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Mid Cap Value Index
One Year	rr_AverageAnnualReturnYear01	(1.38%)
Five Year	rr_AverageAnnualReturnYear05	0.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.83%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
Mid Value Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MID VALUE TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in companies with market capitalizations that are within the Russell Midcap Value Index ($162 million to $21.5 billion as of February 29, 2012). The fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The subadviser employs a value approach in selecting investments. The subadviser’s in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The subadviser generally looks for companies with one or more of the following characteristics:

  Low stock prices relative to net assets, earnings, cash flow, sales, book value, or private market value;
  Demonstrated or potentially attractive operating margins, profits and/or cash flow;
  Sound balance sheets and other positive financial characteristics;
  Significant stock ownership by management/employees; and
  Experienced and capable management.

The fund’s sector exposure is broadly diversified as a result of stock selection and therefore may vary significantly from its benchmark, the Russell Midcap Value Index. The market capitalization of companies held by the fund and included in the indices changes over time. The fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside these ranges.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the subadviser believes will provide an opportunity for substantial appreciation. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

The fund may invest in IPOs. While most assets will be invested in U.S. common stocks, the fund may purchase other types of securities, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), certain exchange-traded funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

Except when engaged in temporary defensive investing, the fund normally has less than 10% of its assets in cash and cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund’s predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b-1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 23.21% (Quarter ended 6/30/2009) Worst Quarter: -23.60% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Mid Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEMUX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.06%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	108
Year 3	rr_ExpenseExampleYear03	337
Year 5	rr_ExpenseExampleYear05	585
Year 10	rr_ExpenseExampleYear10	1,294
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(4.83%)
Five Year	rr_AverageAnnualReturnYear05	1.18%
Ten Year	rr_AverageAnnualReturnYear10	7.20%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Mid Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.26%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	128
Year 3	rr_ExpenseExampleYear03	400
Year 5	rr_ExpenseExampleYear05	692
Year 10	rr_ExpenseExampleYear10	1,523
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(5.04%)
Five Year	rr_AverageAnnualReturnYear05	0.96%
Ten Year	rr_AverageAnnualReturnYear10	7.04%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Mid Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.01%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	103
Year 3	rr_ExpenseExampleYear03	322
Year 5	rr_ExpenseExampleYear05	558
Year 10	rr_ExpenseExampleYear10	1,236
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(15.19%)
2003	rr_AnnualReturn2003	45.15%
2004	rr_AnnualReturn2004	18.74%
2005	rr_AnnualReturn2005	7.39%
2006	rr_AnnualReturn2006	20.34%
2007	rr_AnnualReturn2007	0.60%
2008	rr_AnnualReturn2008	(34.74%)
2009	rr_AnnualReturn2009	46.27%
2010	rr_AnnualReturn2010	16.16%
2011	rr_AnnualReturn2011	(4.71%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.60%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(4.71%)
Five Year	rr_AverageAnnualReturnYear05	1.23%
Ten Year	rr_AverageAnnualReturnYear10	7.22%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 1998
Mid Value Trust | Prospectus Series I, Series II and Series NAV Shares | Russell Mid Cap Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Mid Cap Value Index
One Year	rr_AverageAnnualReturnYear01	(1.38%)
Five Year	rr_AverageAnnualReturnYear05	0.04%
Ten Year	rr_AverageAnnualReturnYear10	7.67%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 1998
Money Market Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MONEY MARKET TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To obtain maximum current income consistent with preservation of principal and liquidity.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests in high quality, U.S. dollar-denominated money market instruments. The subadviser may invest the fund’s assets in high quality, U.S. dollar-denominated money market instruments of the following types:

  obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (“U.S. Government Securities”), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the fund must be payable in U.S. dollars);
  certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers’ acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million (or less than $100 million if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);
  commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any nationally recognized statistical rating organization (NRSRO) (such as “P-1” or “P-2” by Moody’s or “A-1” or “A-2” by Standard & Poor’s) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the fund’s Board of Trustees, has determined to be of minimal credit risk and comparable quality. Securities in the highest rating category and their unrated equivalents are referred to as “First Tier” securities. Securities in the second-highest rating category and their equivalents are referred to as “Second Tier” securities;
  corporate obligations maturing in 397 days or less which at the date of investment are rated in the highest rating category by any NRSRO (such as “Aaa” by Moody’s or “AAA” by Standard & Poor’s);
  corporate obligations maturing in 45 days or less which at the date of investment are rated in the second highest rating category by any NRSRO (such as “Aa” by Moody’s or “AA” by Standard & Poor’s);
  short-term obligations issued by state and local governmental issuers;
  securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
  repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the fund and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the fund’s investments in First Tier securities will mature in 397 days or less and the fund’s investments in Second Tier securities will mature in 45 days or less. The fund maintains a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less. Unlike the fund’s weighted average maturity, the fund’s weighted average life is calculated without reference to the re-set dates of variable rate debt obligations held by the fund. By limiting the maturity of its investments, the fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the fund invests only in securities which the fund’s Board of Trustees determines to present minimal credit risks and which at the time of purchase are “eligible securities” as defined by Rule 2a-7 under the 1940 Act.

The fund may invest up to 20% of its total assets in any of the U.S. dollar-denominated foreign securities described above. The fund will not acquire any security if, after doing so, more than 5% of its total assets would be invested in illiquid securities. An “illiquid security” is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund. The fund may not invest more than 3% of its total assets in Second Tier securities or more than 0.50% in Second Tier securities of a single issuer. The fund is not authorized to enter into mortgage dollar rolls or warrants.

The fund seeks to maintain a stable net asset value (“NAV”) per share of $1.00.

The fund generally expects to declare and pay dividends from net investment income on a daily basis on each share class as long as the income attributable to a class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The fund has adopted this policy because, in the current investment environment of low interest rates, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “General Information —Dividends” below. For a description of the allocation of expenses among fund share classes, see “Multiclass Pricing; Rule 12b-1 Plans” in the prospectus.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the fund. For example, the fund could lose money if a security purchased by the fund is downgraded and the fund must sell the security at less than the cost of the security. There is no assurance that the fund will be able to maintain a constant per share NAV of $1.00.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1.18% (Quarter ended 9/30/2006) Worst Quarter: 0.00% (Quarter ended 12/31/2011)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Money Market Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHOXX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total fund operating expenses	rr_ExpensesOverAssets	0.55%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	56
Year 3	rr_ExpenseExampleYear03	176
Year 5	rr_ExpenseExampleYear05	307
Year 10	rr_ExpenseExampleYear10	689
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	1.18%
2003	rr_AnnualReturn2003	0.58%
2004	rr_AnnualReturn2004	0.81%
2005	rr_AnnualReturn2005	2.66%
2006	rr_AnnualReturn2006	4.44%
2007	rr_AnnualReturn2007	4.56%
2008	rr_AnnualReturn2008	1.76%
2009	rr_AnnualReturn2009	0.20%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	0.07%
Five Year	rr_AverageAnnualReturnYear05	1.30%
Ten Year	rr_AverageAnnualReturnYear10	1.61%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jun 15, 1985
Money Market Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMMXX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total fund operating expenses	rr_ExpensesOverAssets	0.75%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	77
Year 3	rr_ExpenseExampleYear03	240
Year 5	rr_ExpenseExampleYear05	417
Year 10	rr_ExpenseExampleYear10	930
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	0.07%
Five Year	rr_AverageAnnualReturnYear05	1.20%
Ten Year	rr_AverageAnnualReturnYear10	1.46%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Money Market Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.47%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.50%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	51
Year 3	rr_ExpenseExampleYear03	160
Year 5	rr_ExpenseExampleYear05	280
Year 10	rr_ExpenseExampleYear10	628
Money Market Trust B | Prospectus Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MONEY MARKET TRUST B
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To obtain maximum current income consistent with preservation of principal and liquidity.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests in high quality, U.S. dollar-denominated money market instruments. The subadviser may invest the fund’s assets in high quality, U.S. dollar-denominated money market instruments of the following types:

  obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (“U.S. Government Securities”), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the fund must be payable in U.S. dollars);
  certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers’ acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million (or less than $100 million if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);
  commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any nationally recognized statistical rating organization (NRSRO) (such as “P-1” or “P-2” by Moody’s or “A-1” or “A-2” by Standard & Poor’s) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the fund’s Board of Trustees, has determined to be of minimal credit risk and comparable quality. Securities in the highest rating category and their unrated equivalents are referred to as “First Tier” securities. Securities in the second-highest rating category and their equivalents are referred to as “Second Tier” securities;
  corporate obligations maturing in 397 days or less which at the date of investment are rated in the highest rating category by any NRSRO (such as “Aaa” by Moody’s or “AAA” by Standard & Poor’s);
  corporate obligations maturing in 45 days or less which at the date of investment are rated in the second highest rating category by any NRSRO (such as “Aa” by Moody’s or “AA” by Standard & Poor’s);
  short-term obligations issued by state and local governmental issuers;
  securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
  repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the fund and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the fund’s investments in First Tier securities will mature in 397 days or less and the fund’s investments in Second Tier securities will mature in 45 days or less. The fund maintains a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less. Unlike the fund’s weighted average maturity, the fund’s weighted average life is calculated without reference to the re-set dates of variable rate debt obligations held by the fund. By limiting the maturity of its investments, the fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the fund invests only in securities which the fund’s Board of Trustees determines to present minimal credit risks and which at the time of purchase are “eligible securities” as defined by Rule 2a-7 under the 1940 Act.

The fund may invest up to 20% of its total assets in any of the U.S. dollar-denominated foreign securities described above. The fund will not acquire any security if, after doing so, more than 5% of its total assets would be invested in illiquid securities. An “illiquid security” is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund. The fund may not invest more than 3% of its total assets in Second Tier securities or more than 0.50% in Second Tier securities of a single issuer. The fund is not authorized to enter into mortgage dollar rolls or warrants.

The fund seeks to maintain a stable net asset value (“NAV”) per share of $1.00.

The fund generally expects to declare and pay dividends from net investment income on a daily basis on each share class as long as the income attributable to a class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The fund has adopted this policy because, in the current investment environment of low interest rates, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “General Information —Dividends” below. For a description of the allocation of expenses among fund share classes, see “Multiclass Pricing; Rule 12b-1 Plans” in the prospectus.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the fund. For example, the fund could lose money if a security purchased by the fund is downgraded and the fund must sell the security at less than the cost of the security. There is no assurance that the fund will be able to maintain a constant per share NAV of $1.00.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund’s predecessor fund. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1.25% (Quarter ended 9/30/2006) Worst Quarter: 0.00% (Quarter ended 12/31/2011)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Money Market Trust B | Prospectus Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total fund operating expenses	rr_ExpensesOverAssets	0.52%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Net fund operating expenses	rr_NetExpensesOverAssets	0.28%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	29
Year 3	rr_ExpenseExampleYear03	143
Year 5	rr_ExpenseExampleYear05	267
Year 10	rr_ExpenseExampleYear10	630
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	1.48%
2003	rr_AnnualReturn2003	0.95%
2004	rr_AnnualReturn2004	1.09%
2005	rr_AnnualReturn2005	2.92%
2006	rr_AnnualReturn2006	4.71%
2007	rr_AnnualReturn2007	4.82%
2008	rr_AnnualReturn2008	2.11%
2009	rr_AnnualReturn2009	0.48%
2010	rr_AnnualReturn2010	0.05%
2011	rr_AnnualReturn2011	0.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	0.08%
Five Year	rr_AverageAnnualReturnYear05	1.49%
Ten Year	rr_AverageAnnualReturnYear10	1.86%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Mutual Shares Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MUTUAL SHARES TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek capital appreciation, which may occasionally be short-term.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily in equity securities (including convertible securities or securities the subadviser expects to be exchanged for common or preferred stock) of companies of any nation that the subadviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Following this value-oriented strategy, the fund invests primarily in:

  Undervalued Securities. Securities the subadviser believes are trading at a discount to intrinsic value. And, to a lesser extent, the fund also invests in:
  Risk Arbitrage Securities. Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the subadviser believes are inexpensive relative to an economically equivalent security of the same or another company.
  Distressed Companies. Securities of companies that are, or are about to be, involved in reorganizations, financial realigning or bankruptcy.

In pursuit of its value-oriented strategy, the fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the fund invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations (share price multiplied by the number of shares of common stock outstanding) greater than $5 billion, with a portion to significant amount in smaller companies. The fund may invest up to 35% of its assets in foreign securities including sovereign debt and participations in foreign government debt.

The fund’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the fund, in effect, steps into the shoes of the lender. If the loan is secured, the fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The fund generally makes such investments to achieve capital appreciation rather than to seek income. When engaging in an arbitrage strategy, the fund typically buys one security while at the same time selling short another security. The fund generally buys the security that the subadviser believes is either inexpensive relative to the price of the other security or otherwise undervalued, and sells short the security that the subadviser believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring or other corporate action or event.

The subadviser employs a research driven, fundamental value strategy for the fund. In choosing equity investments, the subadviser focuses on the market price of a company’s securities relative to the subadviser’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the subadviser’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The subadviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

The fund may also engage from time to time in an “arbitrage” strategy. When engaging in an arbitrage strategy, a fund typically buys one security while at the same time selling short another security. Such fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sell short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, a fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result. Arbitrage securities and distressed companies risk A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the fund.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Distressed investments risk Many distressed investments, including loans, loan participations, bonds, notes and nonperforming and sub-performing mortgage loans, are not publicly traded and may involve a substantial degree of risk.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 17.31% (Quarter ended 6/30/2009) Worst Quarter: -21.42% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Mutual Shares Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMSUX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.96%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total fund operating expenses	rr_ExpensesOverAssets	1.08%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	110
Year 3	rr_ExpenseExampleYear03	343
Year 5	rr_ExpenseExampleYear05	595
Year 10	rr_ExpenseExampleYear10	1,317
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(0.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.81%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2008
Mutual Shares Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.96%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.28%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	130
Year 3	rr_ExpenseExampleYear03	406
Year 5	rr_ExpenseExampleYear05	702
Year 10	rr_ExpenseExampleYear10	1,545
Mutual Shares Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMSAX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.96%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total fund operating expenses	rr_ExpensesOverAssets	1.03%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	105
Year 3	rr_ExpenseExampleYear03	328
Year 5	rr_ExpenseExampleYear05	569
Year 10	rr_ExpenseExampleYear10	1,259
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(37.86%)
2009	rr_AnnualReturn2009	27.31%
2010	rr_AnnualReturn2010	11.49%
2011	rr_AnnualReturn2011	(0.89%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.42%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(0.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.77%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Mutual Shares Trust | Prospectus Series I, Series II and Series NAV Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.32%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Natural Resources Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	NATURAL RESOURCES TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term total return.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 87% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resources-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

The fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The fund invests in four major sectors: (1) energy, (2) metals and mining, (3) forest products and (4) other natural resource-based companies, which are described below.

Energy. The energy sector includes companies engaged in exploration, production, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining. The metals and mining sector includes companies engaged in the exploration, production, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Forest Products. The forest products sector includes timber, pulp and paper product companies.

Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials.

The fund’s “normal” allocation across the natural resources sectors is approximately:
  60% —Energy and energy related
  30% —Metals and mining
  10% —Forest products, miscellaneous commodities companies and non-ferrous metals

The “normal” sector allocation reflects the subadviser’s view on availability and relative attractiveness of investment opportunities within the natural resources area. The fund’s sector allocation might differ significantly from this “normal” allocation at any specific point in time.

The subadviser uses a value-based approach to invest in a broad range of natural resources sectors. The subadviser utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Under normal market conditions, the fund is fully invested.

Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of the subadviser’s analysis is understanding the economic and political dynamics of each of these countries. The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards to protect the value of the fund’s assets when the subadviser deems it advisable to do so.

The subadviser utilizes fundamental research to identify companies with the best growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. The subadviser uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

When the subadviser deems it advisable to do so, the fund utilizes currency hedging to protect the value of the fund’s assets. The fund may enter into derivative currency transactions, including currency forwards, cross currency forwards, foreign currency swaps, and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. The fund utilizes currency hedging to protect the value of the fund’s assets when the subadviser deems it advisable to do so.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Natural resources risk The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index is comprised of 60% MSCI World Energy Index, 30% MSCI World Metals & Mining Index and 10% MSCI World Paper & Forest Products Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Combined Index is comprised of 60% MSCI World Energy Index, 30% MSCI World Metals & Mining Index and 10% MSCI World Paper & Forest Products Index.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 26.69% (Quarter ended 6/30/2009) Worst Quarter: -36.61% (Quarter ended 9/30/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.
Natural Resources Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total fund operating expenses	rr_ExpensesOverAssets	1.11%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	113
Year 3	rr_ExpenseExampleYear03	353
Year 5	rr_ExpenseExampleYear05	612
Year 10	rr_ExpenseExampleYear10	1,352
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	24.32%
2005	rr_AnnualReturn2005	46.77%
2006	rr_AnnualReturn2006	22.30%
2007	rr_AnnualReturn2007	40.68%
2008	rr_AnnualReturn2008	(51.61%)
2009	rr_AnnualReturn2009	59.19%
2010	rr_AnnualReturn2010	15.21%
2011	rr_AnnualReturn2011	(20.29%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.61%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(20.29%)
Five Year	rr_AverageAnnualReturnYear05	(0.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.37%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Natural Resources Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total fund operating expenses	rr_ExpensesOverAssets	1.31%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	133
Year 3	rr_ExpenseExampleYear03	415
Year 5	rr_ExpenseExampleYear05	718
Year 10	rr_ExpenseExampleYear10	1,579
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(20.38%)
Five Year	rr_AverageAnnualReturnYear05	(0.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.14%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Natural Resources Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total fund operating expenses	rr_ExpensesOverAssets	1.06%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	108
Year 3	rr_ExpenseExampleYear03	337
Year 5	rr_ExpenseExampleYear05	585
Year 10	rr_ExpenseExampleYear10	1,294
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(20.27%)
Five Year	rr_AverageAnnualReturnYear05	(0.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.41%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Natural Resources Trust | Prospectus Series I, Series II and Series NAV Shares | MSCI World Energy Index (gross of foreign withholding taxes on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Energy Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	0.69%
Five Year	rr_AverageAnnualReturnYear05	3.17%
Since Inception	rr_AverageAnnualReturnSinceInception	13.53%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Natural Resources Trust | Prospectus Series I, Series II and Series NAV Shares | MSCI World Metals & Mining Index (gross of foreign withholding taxes on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Metals & Mining Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	(27.48%)
Five Year	rr_AverageAnnualReturnYear05	0.84%
Since Inception	rr_AverageAnnualReturnSinceInception	16.98%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Natural Resources Trust | Prospectus Series I, Series II and Series NAV Shares | MSCI World Paper & Forest Products Index (gross of foreign withholding taxes on dividends)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Paper & Forest Products Index (gross of foreign withholding taxes on dividends)
One Year	rr_AverageAnnualReturnYear01	(17.75%)
Five Year	rr_AverageAnnualReturnYear05	(7.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.33%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Natural Resources Trust | Prospectus Series I, Series II and Series NAV Shares | Combined Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Combined Index
One Year	rr_AverageAnnualReturnYear01	(10.19%)
Five Year	rr_AverageAnnualReturnYear05	2.01%
Since Inception	rr_AverageAnnualReturnSinceInception	13.77%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 5, 2003
New Income Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	NEW INCOME TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income consistent with the preservation of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will invest at least 80% of its total assets in income-producing securities, which may include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, foreign securities (up to 10% of total assets) including emerging markets, collateralized mortgage obligations (CMOs), Treasury inflation protected securities, and other securities, including, on occasion, equities.

Eighty percent (80%) of the debt securities purchased by the fund will be rated investment grade (AAA, AA, A, BBB, or equivalent) by each of the major credit rating agencies (Standard & Poor’s, Moody’s, and Fitch) that have assigned a rating to the security or if the security is unrated, be deemed to be of investment-grade quality by T. Rowe Price. Up to 15% of the fund’s total assets may be invested in “split-rated securities,” or those rated investment grade by at least one rating agency but below investment grade by others.

In addition, the fund may invest up to 5% of its total assets in below investment grade securities (commonly known as “junk bonds”). The fund has considerable flexibility in seeking high yield securities. There are no maturity restrictions, so the fund can purchase longer-term bonds, which tend to have higher yields than shorter-term issues. However, the portfolio’s weighted average maturity is expected to be between four and fifteen years. In addition, when there is a large yield difference between the various quality levels, the fund may move down the credit scale and purchase lower-rated bonds with higher yields. When the difference is small or the outlook warrants, the fund may concentrate investments in higher-rated issues.

In keeping with the fund’s objective, it may also invest in other securities, and use futures, options, swaps and foreign currency forward contracts.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

Active management of the portfolio can result in bonds being sold at gains or losses. However, over the long term, the fund seeks to achieve its objective by investing primarily in income-producing securities that possess what the subadviser believes are favorable total return (income plus changes in principal) characteristics.

In pursuing its investment strategy, the subadviser has the discretion to purchase some securities that do not meet the fund’s normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, a debt restructuring or other extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund may also hold a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, rated in the two highest rating categories or equivalent ratings as determined by the subadviser, maturing in one year or less. The fund may invest cash reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks— Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in foreign currency forward contracts, foreign currency swaps, futures contracts and options.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future. Effective May 3, 2010, the fund changed its investment polices to reduce exposure to equities, high yield and foreign bonds.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 9.13% (Quarter ended 6/30/2009) Worst Quarter: -5.13% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
New Income Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.61%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.70%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	72
Year 3	rr_ExpenseExampleYear03	224
Year 5	rr_ExpenseExampleYear05	390
Year 10	rr_ExpenseExampleYear10	871
New Income Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.61%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.90%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	92
Year 3	rr_ExpenseExampleYear03	287
Year 5	rr_ExpenseExampleYear05	498
Year 10	rr_ExpenseExampleYear10	1,108
New Income Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	0.65%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	66
Year 3	rr_ExpenseExampleYear03	208
Year 5	rr_ExpenseExampleYear05	362
Year 10	rr_ExpenseExampleYear10	810
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	7.90%
2007	rr_AnnualReturn2007	5.88%
2008	rr_AnnualReturn2008	(9.30%)
2009	rr_AnnualReturn2009	18.09%
2010	rr_AnnualReturn2010	6.96%
2011	rr_AnnualReturn2011	5.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.13%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	5.91%
Five Year	rr_AverageAnnualReturnYear05	5.14%
Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 24, 2005
New Income Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Year	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 24, 2005
Real Estate Securities Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	REAL ESTATE SECURITIES TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to achieve a combination of long-term capital appreciation and current income.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (“REITs”) and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of the subadviser, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

The subadviser looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, the subadviser tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers the subadviser believes will be the most profitable to the fund. The subadviser also considers the effect of the real estate securities markets in general when making investment decisions. The subadviser does not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The fund may realize some short-term gains or losses if the subadviser chooses to sell a security because it believes that one or more of the following is true:

  A security is not fulfilling its investment purpose;
  A security has reached its optimum valuation; or
  A particular company or general economic conditions have changed.

Based on its recent practices, the subadviser expects that the fund’s assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

When the subadviser believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the fund’s cash assets remain liquid while performing more like stocks.)

The fund may invest up to 10% of its total assets in securities of foreign real estate companies.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 32.43% (Quarter ended 9/30/2009) Worst Quarter: -39.92% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Real Estate Securities Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	0.79%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	81
Year 3	rr_ExpenseExampleYear03	252
Year 5	rr_ExpenseExampleYear05	439
Year 10	rr_ExpenseExampleYear10	978
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	2.58%
2003	rr_AnnualReturn2003	39.15%
2004	rr_AnnualReturn2004	32.04%
2005	rr_AnnualReturn2005	11.85%
2006	rr_AnnualReturn2006	38.10%
2007	rr_AnnualReturn2007	(15.61%)
2008	rr_AnnualReturn2008	(39.42%)
2009	rr_AnnualReturn2009	30.17%
2010	rr_AnnualReturn2010	29.19%
2011	rr_AnnualReturn2011	9.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.92%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	9.46%
Five Year	rr_AverageAnnualReturnYear05	(1.21%)
Ten Year	rr_AverageAnnualReturnYear10	10.60%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 1987
Real Estate Securities Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	0.99%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	101
Year 3	rr_ExpenseExampleYear03	315
Year 5	rr_ExpenseExampleYear05	547
Year 10	rr_ExpenseExampleYear10	1,213
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	9.24%
Five Year	rr_AverageAnnualReturnYear05	(1.40%)
Ten Year	rr_AverageAnnualReturnYear10	10.41%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Real Estate Securities Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	0.74%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	76
Year 3	rr_ExpenseExampleYear03	237
Year 5	rr_ExpenseExampleYear05	411
Year 10	rr_ExpenseExampleYear10	918
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	9.58%
Five Year	rr_AverageAnnualReturnYear05	(1.15%)
Ten Year	rr_AverageAnnualReturnYear10	10.65%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Real Estate Securities Trust | Prospectus Series I, Series II and Series NAV Shares | MSCI U.S. REIT Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI U.S. REIT Index
One Year	rr_AverageAnnualReturnYear01	8.69%
Five Year	rr_AverageAnnualReturnYear05	(1.51%)
Ten Year	rr_AverageAnnualReturnYear10	10.16%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 1987
Real Return Bond Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	REAL RETURN BOND TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek maximum real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 496% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	496.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and foreign governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

  securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
  corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;
  mortgage-backed and other asset-backed securities;
  inflation-indexed bonds issued by both governments and corporations;
  structured notes, including hybrid or “indexed” securities and event-linked bonds;
  loan participations and assignments;
  delayed funding loans and revolving credit facilities;
  bank certificates of deposit, fixed time deposits and bankers’ acceptances;
  debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
  repurchase agreements and reverse repurchase agreements;
  obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
  obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign dollar-denominated securities or foreign currencies) to 20% of its total assets. The fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The effective duration of this fund normally varies within three years (plus or minus) of the duration of the benchmark, as calculated by PIMCO.

The fund may invest up to 10% of its total assets in preferred stocks.

The fund may also lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales “against the box.”

The fund may:

  purchase and sell options on domestic and foreign securities, securities indexes and currencies, purchase and sell futures and options on futures,
  purchase and sell currency or securities on a forward basis, and enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Inverse floating rate securities Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 6.26% (Quarter ended 3/31/2009) Worst Quarter: -8.12% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.
Real Return Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total fund operating expenses	rr_ExpensesOverAssets	0.83%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	85
Year 3	rr_ExpenseExampleYear03	265
Year 5	rr_ExpenseExampleYear05	460
Year 10	rr_ExpenseExampleYear10	1,025
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	9.06%
2005	rr_AnnualReturn2005	1.44%
2006	rr_AnnualReturn2006	0.23%
2007	rr_AnnualReturn2007	11.49%
2008	rr_AnnualReturn2008	(11.28%)
2009	rr_AnnualReturn2009	19.47%
2010	rr_AnnualReturn2010	8.83%
2011	rr_AnnualReturn2011	12.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.12%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	12.02%
Five Year	rr_AverageAnnualReturnYear05	7.58%
Since Inception	rr_AverageAnnualReturnSinceInception	6.14%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Real Return Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total fund operating expenses	rr_ExpensesOverAssets	1.03%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	105
Year 3	rr_ExpenseExampleYear03	328
Year 5	rr_ExpenseExampleYear05	569
Year 10	rr_ExpenseExampleYear10	1,259
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	11.86%
Five Year	rr_AverageAnnualReturnYear05	7.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.92%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Real Return Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total fund operating expenses	rr_ExpensesOverAssets	0.78%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	80
Year 3	rr_ExpenseExampleYear03	249
Year 5	rr_ExpenseExampleYear05	433
Year 10	rr_ExpenseExampleYear10	966
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	12.15%
Five Year	rr_AverageAnnualReturnYear05	7.63%
Since Inception	rr_AverageAnnualReturnSinceInception	6.17%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Real Return Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. TIPS Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. TIPS Index
One Year	rr_AverageAnnualReturnYear01	13.56%
Five Year	rr_AverageAnnualReturnYear05	7.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.58%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Science & Technology Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SCIENCE & TECHNOLOGY TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital. Current income is incidental to the fund’s objective.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 115% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity-linked notes and derivatives relating to common stocks, such as options on equity-linked notes.

The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

50%* T. Rowe Price Associates, Inc. (“T. Rowe Price”)

50%* RCM Capital Management LLC (“RCM”)

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

This allocation methodology may change in the future.

Some industries likely to be represented in the fund include:

  information technology including hardware, software, semiconductors and technology equipment telecommunications equipment and services
  media including advertising, broadcasting, cable and satellite, movies, entertainment, publishing and information services environmental services
  internet commerce and advertising
  life sciences and health care, including pharmaceuticals, health care equipment and services, and biotechnology chemicals and synthetic materials
  defense and aerospace
  alternative energy

While most of the fund’s assets are invested in U.S. common stocks, the fund may also purchase other types of securities, including U.S. dollar- and foreign currency-denominated foreign securities, convertible stocks and bonds, and warrants, and use futures and options, in keeping with the fund’s investment objectives.

Stock selection for the fund generally reflects a growth approach based on an assessment of a company’s fundamental prospects for above-average earnings, rather than on a company’s size. As a result, fund holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records. The fund may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The fund may invest in technology companies through IPOs.

The fund holds a certain portion of its assets in money market reserves, which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates.

In managing its portion of the fund, RCM may enter into short sales including short sales against the box.

In pursuing the fund’s investment objective, each subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when they perceive an unusual opportunity for gain. These special situations might arise when a subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 23.51% (Quarter ended 6/30/2009) Worst Quarter: -27.72% (Quarter ended 6/30/2002)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Science & Technology Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JESTX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	1.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total fund operating expenses	rr_ExpensesOverAssets	1.16%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	118
Year 3	rr_ExpenseExampleYear03	368
Year 5	rr_ExpenseExampleYear05	638
Year 10	rr_ExpenseExampleYear10	1,409
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(40.76%)
2003	rr_AnnualReturn2003	50.39%
2004	rr_AnnualReturn2004	0.87%
2005	rr_AnnualReturn2005	2.08%
2006	rr_AnnualReturn2006	5.52%
2007	rr_AnnualReturn2007	19.57%
2008	rr_AnnualReturn2008	(44.44%)
2009	rr_AnnualReturn2009	64.48%
2010	rr_AnnualReturn2010	24.61%
2011	rr_AnnualReturn2011	(7.75%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.72%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(7.75%)
Five Year	rr_AverageAnnualReturnYear05	4.66%
Ten Year	rr_AverageAnnualReturnYear10	1.97%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 1, 1997
Science & Technology Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	1.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total fund operating expenses	rr_ExpensesOverAssets	1.36%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	138
Year 3	rr_ExpenseExampleYear03	431
Year 5	rr_ExpenseExampleYear05	745
Year 10	rr_ExpenseExampleYear10	1,635
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(7.97%)
Five Year	rr_AverageAnnualReturnYear05	4.45%
Ten Year	rr_AverageAnnualReturnYear10	1.81%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Science & Technology Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	1.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total fund operating expenses	rr_ExpensesOverAssets	1.11%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	113
Year 3	rr_ExpenseExampleYear03	353
Year 5	rr_ExpenseExampleYear05	612
Year 10	rr_ExpenseExampleYear10	1,352
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(7.72%)
Five Year	rr_AverageAnnualReturnYear05	4.71%
Ten Year	rr_AverageAnnualReturnYear10	2.01%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Science & Technology Trust | Prospectus Series I, Series II and Series NAV Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Year	rr_AverageAnnualReturnYear05	(0.25%)
Ten Year	rr_AverageAnnualReturnYear10	2.92%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 1, 1997
Science & Technology Trust | Prospectus Series I, Series II and Series NAV Shares | Lipper Science and Technology Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Science and Technology Index
One Year	rr_AverageAnnualReturnYear01	(5.81%)
Five Year	rr_AverageAnnualReturnYear05	2.73%
Ten Year	rr_AverageAnnualReturnYear10	1.74%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 1, 1997
Short Term Government Income Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SHORT TERM GOVERNMENT INCOME TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income consistent with preservation of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Maintaining a stable share price is a secondary goal.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities (U.S. government securities). Under normal circumstances, the fund’s effective duration is no more than 3 years.

U.S. government securities may be supported by:

  The full faith and credit of the United States government, such as Treasury bills, notes and bonds, and Government National Mortgage Association Certificates.
  The right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation.
  The credit of the instrumentality, such as obligations of the Federal National Mortgage Association.

The fund may invest in higher-risk securities, including U.S. dollar-denominated foreign government securities and asset-backed securities. It may also invest up to 10% of its net assets in foreign governmental high yield securities (junk bonds) rated as low as B and their unrated equivalents.

In managing the portfolio of the fund, the subadviser considers interest rate trends to determine which types of bonds to emphasize at a given time. The fund typically favors mortgage-related securities when it anticipates that interest rates will be relatively stable, and favors U.S. Treasuries at other times. Because high yield bonds often respond to market movements differently from U.S. government bonds, the fund may use them to manage volatility.

The fund may invest in mortgage-related securities and Treasury futures to protect against adverse changes and manage risks.

The fund may invest in other investment companies, including exchange traded funds (“ETFs”), and engage in short sales.

Under normal circumstances, the fund’s effective duration is no more than 3 years which means that the fund may purchase securities with a duration of greater than 3 years as long as the fund’s average duration does not exceed 3 years.

The fund may trade securities actively which could increase transaction costs (thus lowering performance).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1.87%(Quarter ended 6/30/2010) Worst Quarter: -0.58% (Quarter ended 12/31/2010)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Short Term Government Income Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSTOX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	0.65%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	66
Year 3	rr_ExpenseExampleYear03	208
Year 5	rr_ExpenseExampleYear05	362
Year 10	rr_ExpenseExampleYear10	810
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	2.77%
Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Short Term Government Income Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSTTX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	0.85%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	87
Year 3	rr_ExpenseExampleYear03	271
Year 5	rr_ExpenseExampleYear05	471
Year 10	rr_ExpenseExampleYear10	1,049
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	2.56%
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Short Term Government Income Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSTDX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	0.60%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	61
Year 3	rr_ExpenseExampleYear03	192
Year 5	rr_ExpenseExampleYear05	335
Year 10	rr_ExpenseExampleYear10	750
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	1.96%
2010	rr_AnnualReturn2010	3.28%
2011	rr_AnnualReturn2011	2.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.58%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	2.82%
Since Inception	rr_AverageAnnualReturnSinceInception	2.69%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Short Term Government Income Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Government 1-5 Year Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Government 1-5 Year Index
One Year	rr_AverageAnnualReturnYear01	3.20%
Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Small Cap Growth Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALL CAP GROWTH TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 136% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	136.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($3.6 billion as of February 29, 2012) or the S&P Small Cap 600 Index ($2.9 billion as of February 29, 2012).

The fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

The subadviser selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

The subadviser looks for companies based on a combination of criteria including one or more of the following:

  Improving market shares and positive financial trends;
  Superior management with significant equity ownership; and
  Attractive valuations relative to earnings growth outlook.

The fund is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. The fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities. The fund may invest significantly in the information technology sector.

Except as otherwise stated under “Additional Information About the Funds— Temporary Defensive Investing,” the fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The fund may invest in Initial Public Offerings (IPOs). The fund may also purchase each of the following types of securities: U.S dollar-denominated foreign securities and certain exchange-traded funds (ETFs).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 26.55% (Quarter ended 6/30/2003) Worst Quarter: -25.69% (Quarter ended 9/30/2002)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Small Cap Growth Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JESGX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	1.06%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	1.16%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	118
Year 3	rr_ExpenseExampleYear03	368
Year 5	rr_ExpenseExampleYear05	638
Year 10	rr_ExpenseExampleYear10	1,409
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(28.21%)
2003	rr_AnnualReturn2003	48.83%
2004	rr_AnnualReturn2004	9.45%
2005	rr_AnnualReturn2005	17.23%
2006	rr_AnnualReturn2006	13.48%
2007	rr_AnnualReturn2007	13.99%
2008	rr_AnnualReturn2008	(39.68%)
2009	rr_AnnualReturn2009	34.58%
2010	rr_AnnualReturn2010	22.07%
2011	rr_AnnualReturn2011	(6.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.69%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(6.81%)
Five Year	rr_AverageAnnualReturnYear05	1.03%
Ten Year	rr_AverageAnnualReturnYear10	5.06%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Small Cap Growth Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	1.06%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	1.36%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	138
Year 3	rr_ExpenseExampleYear03	431
Year 5	rr_ExpenseExampleYear05	745
Year 10	rr_ExpenseExampleYear10	1,635
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(7.01%)
Five Year	rr_AverageAnnualReturnYear05	0.83%
Ten Year	rr_AverageAnnualReturnYear10	4.90%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Small Cap Growth Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	1.06%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	1.11%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	113
Year 3	rr_ExpenseExampleYear03	353
Year 5	rr_ExpenseExampleYear05	612
Year 10	rr_ExpenseExampleYear10	1,352
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(6.79%)
Five Year	rr_AverageAnnualReturnYear05	1.07%
Ten Year	rr_AverageAnnualReturnYear10	5.09%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Small Cap Growth Trust | Prospectus Series I, Series II and Series NAV Shares | Russell 2000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index
One Year	rr_AverageAnnualReturnYear01	(2.91%)
Five Year	rr_AverageAnnualReturnYear05	2.09%
Ten Year	rr_AverageAnnualReturnYear10	4.48%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Small Cap Index Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALL CAP INDEX TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in: (a) the common stocks that are included in the Russell 2000 Index; and (b) securities (which may or may not be included in the Russell 2000 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of February 29, 2012, the market capitalizations of companies included in the Russell 2000 Index ranged from $26 million to $3.6 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the Russell 2000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index; and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 22.77% (Quarter ended 6/30/2003) Worst Quarter: -26.09% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Small Cap Index Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JESIX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.60%
Examples	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	61
Year 3	rr_ExpenseExampleYear03	192
Year 5	rr_ExpenseExampleYear05	335
Year 10	rr_ExpenseExampleYear10	750
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(21.47%)
2003	rr_AnnualReturn2003	45.79%
2004	rr_AnnualReturn2004	17.33%
2005	rr_AnnualReturn2005	3.89%
2006	rr_AnnualReturn2006	17.61%
2007	rr_AnnualReturn2007	(2.16%)
2008	rr_AnnualReturn2008	(33.71%)
2009	rr_AnnualReturn2009	26.65%
2010	rr_AnnualReturn2010	26.36%
2011	rr_AnnualReturn2011	(4.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.09%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(4.50%)
Five Year	rr_AverageAnnualReturnYear05	(0.18%)
Ten Year	rr_AverageAnnualReturnYear10	4.99%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 2, 2000
Small Cap Index Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.80%
Examples	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	82
Year 3	rr_ExpenseExampleYear03	255
Year 5	rr_ExpenseExampleYear05	444
Year 10	rr_ExpenseExampleYear10	990
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(4.64%)
Five Year	rr_AverageAnnualReturnYear05	(0.37%)
Ten Year	rr_AverageAnnualReturnYear10	4.80%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Small Cap Index Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.55%
Examples	rr_ExpenseExampleAbstract
Year 1	rr_ExpenseExampleYear01	56
Year 3	rr_ExpenseExampleYear03	176
Year 5	rr_ExpenseExampleYear05	307
Year 10	rr_ExpenseExampleYear10	689
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(4.38%)
Five Year	rr_AverageAnnualReturnYear05	(0.11%)
Ten Year	rr_AverageAnnualReturnYear10	5.03%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Small Cap Index Trust | Prospectus Series I, Series II and Series NAV Shares | Russell 2000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
One Year	rr_AverageAnnualReturnYear01	(4.18%)
Five Year	rr_AverageAnnualReturnYear05	0.15%
Ten Year	rr_AverageAnnualReturnYear10	5.62%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 2, 2000
Small Cap Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALL CAP OPPORTUNITIES TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. The fund has two subadvisers: Invesco Advisers, Inc. (“Invesco”) and Dimensional Fund Advisors LP (“Dimensional” or “DFA”). Each subadviser’s investment strategy is described below.

The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

50% Invesco

50% Dimensional

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

Invesco

Invesco will manage its portion of the fund’s assets (the “Invesco Subadvised Assets”) as follows:

Under normal market conditions, Invesco invests at least 80% of the Invesco Subadvised Assets (plus any borrowings for investment purposes) in equity securities, including convertible securities, of small-capitalization companies. Invesco considers small-capitalization companies to be those companies with market capitalizations, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of February 29, 2012, the capitalization of companies in the Russell 2000 Index range from $26 million to $3.6 billion.

Invesco considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase (i.e., the projected price level as stated by an investment analyst) is exceeded or a change in technical outlook indicates poor relative strength.

The Invesco Subadvised Assets may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund’s direct investments, and may include warrants, futures, options, exchange-traded funds (ETFs) and American Depositary Receipts. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. Options and index futures may be used to equitize cash and for other liquidity purposes in special situations.

Invesco attempts to provide potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace. Under normal conditions, the top 10 holdings may comprise up to 25% of the Invesco Subadvised Assets.

In selecting investments, Invesco utilizes a disciplined portfolio construction process that aligns the fund with the S&P SmallCap 600 Index, which Invesco believes represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis:

  Fundamental analysis involves building a series of financial models (tools to analyze stock), as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.
  Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
  Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength (the price of stock in comparison to the rest of the market), trading volume characteristics, and trend analysis (using past data to predict future movement of stock) are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

Invesco may invest up to 25% of the Invesco Subadvised Assets in foreign securities. The fund’s investments in foreign securities may include direct investments in foreign currency-denominated securities traded outside of the U.S.

Invesco may invest up to 15% of the Invesco Subadvised Assets in real estate investment trusts (“REITs”).

Dimensional

DFA will manage its portion of the fund’s assets (the “DFA Subadvised Assets”) as follows:

DFA generally will invest the DFA Subadvised Assets in a broad and diverse group of common stocks of small and mid cap companies traded on a U.S. national securities exchange or on the over-the counter market that DFA determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book-to-market ratio”). In assessing value, DFA may consider additional factors, such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria DFA uses for assessing value are subject to change from time to time. As of the date of this Prospectus, DFA considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. DFA uses a market capitalization weighted approach in weighing portfolio securities. See “Market Capitalization Weighted Approach” below. DFA does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

DFA may sell portfolio securities when the issuer’s market capitalization increases to a level that exceeds that of the issuer with the largest market capitalization that is then eligible for investment by the DFA Subadvised Assets. In addition, DFA may sell portfolio securities when their book-to-market ratios fall below those of the security with the lowest such ratio that is then eligible for purchase by the DFA Subadvised Assets. However, DFA may retain securities of issuers with relatively smaller market capitalizations for longer periods, despite a decrease in the issuers’ book-to-market ratios.

The total market capitalization ranges, and the value criteria used by DFA for the DFA Subadvised Assets, as described above, generally apply at the time of purchase. DFA will not be required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, DFA is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in DFA’s judgment, circumstances warrant their sale.

DFA may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. DFA may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. DFA may also invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity.

Market Capitalization Weighted Approach

The strategy used by DFA in managing the DFA Subadvised Assets involves market capitalization weighting in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by DFA for a variety of factors. DFA may consider such factors as free float, momentum, liquidity management and other factors determined to be appropriate by DFA given market conditions. DFA may deviate from market capitalization weighting to limit or fix the exposure of the DFA Subadvised Assets to a particular issuer to a maximum proportion of the assets of the DFA Subadvised Assets. DFA may exclude the stock of a company that meets applicable market capitalization criteria if DFA determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 26.43% (Quarter ended 6/30/2009) Worst Quarter: -26.09% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Small Cap Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.12%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[11]
Net fund operating expenses	rr_NetExpensesOverAssets	1.03%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	105
Year 3	rr_ExpenseExampleYear03	347
Year 5	rr_ExpenseExampleYear05	608
Year 10	rr_ExpenseExampleYear10	1,355
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	25.78%
2005	rr_AnnualReturn2005	7.77%
2006	rr_AnnualReturn2006	10.45%
2007	rr_AnnualReturn2007	(7.66%)
2008	rr_AnnualReturn2008	(42.13%)
2009	rr_AnnualReturn2009	33.87%
2010	rr_AnnualReturn2010	29.67%
2011	rr_AnnualReturn2011	(3.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.09%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(3.16%)
Five Year	rr_AverageAnnualReturnYear05	(2.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.58%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Small Cap Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.32%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[11]
Net fund operating expenses	rr_NetExpensesOverAssets	1.23%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	125
Year 3	rr_ExpenseExampleYear03	409
Year 5	rr_ExpenseExampleYear05	715
Year 10	rr_ExpenseExampleYear10	1,582
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(3.32%)
Five Year	rr_AverageAnnualReturnYear05	(2.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.37%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Small Cap Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.07%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[11]
Net fund operating expenses	rr_NetExpensesOverAssets	0.98%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	100
Year 3	rr_ExpenseExampleYear03	331
Year 5	rr_ExpenseExampleYear05	581
Year 10	rr_ExpenseExampleYear10	1,298
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(3.12%)
Five Year	rr_AverageAnnualReturnYear05	(2.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.63%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Small Cap Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares | Russell 2000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index
One Year	rr_AverageAnnualReturnYear01	(5.50%)
Five Year	rr_AverageAnnualReturnYear05	(1.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.46%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Small Cap Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares | Russell 2000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
One Year	rr_AverageAnnualReturnYear01	(4.18%)
Five Year	rr_AverageAnnualReturnYear05	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	8.47%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Small Cap Value Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALL CAP VALUE TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($3.6 billion as of February 29, 2012) or the S&P SmallCap 600 Index ($2.9 billion as of February 29, 2012).

The fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadviser believes have distinct value characteristics based on industry-specific valuation criteria. The subadviser focuses on high quality companies with a proven record of above-average rates of profitability that sell at a discount relative to the overall small-cap market.

Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

  Sustainable competitive advantages within a market niche;
  Strong profitability and free cash flows;
  Strong market share positions and trends;
  Quality of and share ownership by management; and
  Financial structures that are more conservative than the relevant industry average.

The fund's sector exposures are broadly diversified, but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The fund may invest up to 15% of its total assets in foreign securities (with no more than 5% in emerging market securities). The fund may have significant investments in the financial services sector.

Except as otherwise stated under “Additional Information about the Funds— Temporary Defensive Investing,” the fund normally has 10% or less (usually lower) of its total assets invested in cash and cash equivalents.

The fund may invest in IPOs. The fund may also purchase each of the following types of securities: REITs or other real estate-related equity securities, U.S. dollar-denominated foreign securities and certain ETFs. For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund's predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b-1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 20.61% (Quarter ended 9/30/2009) Worst Quarter: -23.35% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Small Cap Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JESVX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	1.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.33%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	135
Year 3	rr_ExpenseExampleYear03	421
Year 5	rr_ExpenseExampleYear05	729
Year 10	rr_ExpenseExampleYear10	1,601
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	1.15%
Five Year	rr_AverageAnnualReturnYear05	3.31%
Ten Year	rr_AverageAnnualReturnYear10	9.52%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Small Cap Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	1.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.53%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	156
Year 3	rr_ExpenseExampleYear03	483
Year 5	rr_ExpenseExampleYear05	834
Year 10	rr_ExpenseExampleYear10	1,824
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	0.90%
Five Year	rr_AverageAnnualReturnYear05	3.09%
Ten Year	rr_AverageAnnualReturnYear10	9.36%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Small Cap Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	1.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.28%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	130
Year 3	rr_ExpenseExampleYear03	406
Year 5	rr_ExpenseExampleYear05	702
Year 10	rr_ExpenseExampleYear10	1,545
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(6.43%)
2003	rr_AnnualReturn2003	37.97%
2004	rr_AnnualReturn2004	25.45%
2005	rr_AnnualReturn2005	9.21%
2006	rr_AnnualReturn2006	19.32%
2007	rr_AnnualReturn2007	(2.86%)
2008	rr_AnnualReturn2008	(26.12%)
2009	rr_AnnualReturn2009	28.79%
2010	rr_AnnualReturn2010	26.15%
2011	rr_AnnualReturn2011	1.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.35%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	1.15%
Five Year	rr_AverageAnnualReturnYear05	3.36%
Ten Year	rr_AverageAnnualReturnYear10	9.55%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Aug 31, 1999
Small Cap Value Trust | Prospectus Series I, Series II and Series NAV Shares | Russell 2000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index
One Year	rr_AverageAnnualReturnYear01	(5.50%)
Five Year	rr_AverageAnnualReturnYear05	(1.87%)
Ten Year	rr_AverageAnnualReturnYear10	6.40%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Aug 31, 1999
Small Company Growth Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALL COMPANY GROWTH TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of February 29, 2012, the capitalizations of companies included in the Russell 2000 Index ranged from $26 million to $3.6 billion.

The fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments, including futures and options. Options and index futures may be used to equitize cash and for other liquidity purposes in special situations. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments and may include warrants, ETFs and American Depositary Receipts (ADRs). Synthetic and derivative instruments may have the effect of leveraging the fund's portfolio. The fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. The fund may also invest significantly in the information technology sector.

In selecting investments, the subadviser utilizes a disciplined portfolio construction process that constrains the fund's industry group weightings within a specific range versus the industry group weightings of the Russell 2000 Growth Index which the subadviser believes represents the small cap growth asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

  Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.
  Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
  Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

The subadviser may consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 19.00% (Quarter ended 6/30/2009) Worst Quarter: -26.67% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Small Company Growth Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	1.00%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.13%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	115
Year 3	rr_ExpenseExampleYear03	359
Year 5	rr_ExpenseExampleYear05	622
Year 10	rr_ExpenseExampleYear10	1,375
Small Company Growth Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	1.00%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.33%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	135
Year 3	rr_ExpenseExampleYear03	421
Year 5	rr_ExpenseExampleYear05	729
Year 10	rr_ExpenseExampleYear10	1,601
Small Company Growth Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total fund operating expenses	rr_ExpensesOverAssets	1.08%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	110
Year 3	rr_ExpenseExampleYear03	343
Year 5	rr_ExpenseExampleYear05	595
Year 10	rr_ExpenseExampleYear10	1,317
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	13.83%
2007	rr_AnnualReturn2007	10.34%
2008	rr_AnnualReturn2008	(38.57%)
2009	rr_AnnualReturn2009	30.82%
2010	rr_AnnualReturn2010	26.44%
2011	rr_AnnualReturn2011	(1.77%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.67%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(1.77%)
Five Year	rr_AverageAnnualReturnYear05	1.95%
Since Inception	rr_AverageAnnualReturnSinceInception	4.75%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 24, 2005
Small Company Growth Trust | Prospectus Series I, Series II and Series NAV Shares | Russell 2000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index
One Year	rr_AverageAnnualReturnYear01	(2.91%)
Five Year	rr_AverageAnnualReturnYear05	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	4.65%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 24, 2005
Small Company Value Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALL COMPANY VALUE TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index ($26 million to $3.6 billion as of February 29, 2012). The fund invests in small companies whose common stocks are believed to be undervalued. The market capitalization of the companies in the fund's portfolio and the Russell 2000 Index changes over time, and the fund will not sell a stock just because the company has grown to a market capitalization outside the range. The fund may, on occasion, purchase companies with a market capitalization above the range.

Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. The subadviser's in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

  Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company's peers or its own historic norm;
  Low stock price relative to a company's underlying asset values;
  Above-average dividend yield relative to a company's peers or its own historic norm;
  A plan to improve the business through restructuring; and/or
  A sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, including real estate investment trusts (REITs) that pool money to invest in properties and mortgages, the fund may purchase other securities, including foreign securities (up to 20% of its total net assets), futures, and options. The fund may invest in fixed-income and convertible securities without restrictions on quality or rating, including up to 10% of total assets in non-investment-grade fixed-income securities (“junk bonds”). The fund's fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments in bank loans will be made only in companies, municipalities or entities that meet the fund's investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed-income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivatives which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The fund may also invest in options and enter into futures contracts.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 20.80% (Quarter ended 6/30/2009) Worst Quarter: -25.40% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Small Company Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	1.03%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.33%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	135
Year 3	rr_ExpenseExampleYear03	421
Year 5	rr_ExpenseExampleYear05	729
Year 10	rr_ExpenseExampleYear10	1,601
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(5.93%)
2003	rr_AnnualReturn2003	33.67%
2004	rr_AnnualReturn2004	25.31%
2005	rr_AnnualReturn2005	6.93%
2006	rr_AnnualReturn2006	15.42%
2007	rr_AnnualReturn2007	(1.20%)
2008	rr_AnnualReturn2008	(27.05%)
2009	rr_AnnualReturn2009	27.69%
2010	rr_AnnualReturn2010	21.36%
2011	rr_AnnualReturn2011	(0.93%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.40%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(0.93%)
Five Year	rr_AverageAnnualReturnYear05	2.04%
Ten Year	rr_AverageAnnualReturnYear10	7.96%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 1, 1997
Small Company Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	1.03%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.53%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	156
Year 3	rr_ExpenseExampleYear03	483
Year 5	rr_ExpenseExampleYear05	834
Year 10	rr_ExpenseExampleYear10	1,824
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(1.20%)
Five Year	rr_AverageAnnualReturnYear05	1.83%
Ten Year	rr_AverageAnnualReturnYear10	7.77%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Small Company Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	1.03%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.28%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	130
Year 3	rr_ExpenseExampleYear03	406
Year 5	rr_ExpenseExampleYear05	702
Year 10	rr_ExpenseExampleYear10	1,545
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(0.94%)
Five Year	rr_AverageAnnualReturnYear05	2.09%
Ten Year	rr_AverageAnnualReturnYear10	8.00%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Small Company Value Trust | Prospectus Series I, Series II and Series NAV Shares | Russell 2000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index
One Year	rr_AverageAnnualReturnYear01	(5.50%)
Five Year	rr_AverageAnnualReturnYear05	(1.87%)
Ten Year	rr_AverageAnnualReturnYear10	6.40%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 1, 1997
Smaller Company Growth Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALLER COMPANY GROWTH TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 89% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund employs a multi-manager approach with three subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The Adviser may change the allocation of fund assets among the subadvisers at any time.

Under normal circumstances, the fund invests at least 80% of its assets in small cap equity securities.

The fund currently defines small cap equity securities as equity securities of companies with market capitalizations not exceeding $5.5 billion at the time of purchase. (The fund is not required to sell a security that has appreciated or depreciated outside this stated market capitalization range.) While the fund's investments will generally consist of U.S.-traded securities, including American Depositary Receipts (“ADRs”), the fund may also invest in foreign securities and have exposure to foreign securities. The fund may also invest in IPOs.

The fund may buy or sell derivatives (such as index futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk. The fund may invest in exchange-traded funds (ETFs).

The portion of the fund managed by John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“John Hancock Asset Management (North America)”) will generally be invested in (a) common stocks included in the MSCI U.S. Small Cap Growth Index; and (b) securities which may or may not be included in the MSCI U.S. Small Cap Growth Index that John Hancock Asset Management (North America) believes as a group will behave in a manner similar to the index. As of February 29, 2012, the market capitalizations of companies included in the MSCI U.S. Small Cap Growth Index range from approximately $45 million to $11.6 billion.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 19.96% (Quarter ended 6/30/2009) Worst Quarter: -22.29% (Quarter ended 9/30/2011)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Smaller Company Growth Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGSOX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	1.06%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total fund operating expenses	rr_ExpensesOverAssets	1.18%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[11]
Net fund operating expenses	rr_NetExpensesOverAssets	1.05%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	107
Year 3	rr_ExpenseExampleYear03	362
Year 5	rr_ExpenseExampleYear05	636
Year 10	rr_ExpenseExampleYear10	1,420
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	(7.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.18%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
Smaller Company Growth Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSGTX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	1.06%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total fund operating expenses	rr_ExpensesOverAssets	1.38%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[11]
Net fund operating expenses	rr_NetExpensesOverAssets	1.25%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	127
Year 3	rr_ExpenseExampleYear03	424
Year 5	rr_ExpenseExampleYear05	743
Year 10	rr_ExpenseExampleYear10	1,646
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(7.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.04%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
Smaller Company Growth Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSGNX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	1.06%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total fund operating expenses	rr_ExpensesOverAssets	1.13%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[11]
Net fund operating expenses	rr_NetExpensesOverAssets	1.00%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	102
Year 3	rr_ExpenseExampleYear03	346
Year 5	rr_ExpenseExampleYear05	610
Year 10	rr_ExpenseExampleYear10	1,363
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	34.78%
2010	rr_AnnualReturn2010	25.12%
2011	rr_AnnualReturn2011	(7.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.29%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(7.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.23%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 7, 2008
Smaller Company Growth Trust | Prospectus Series I, Series II and Series NAV Shares | Russell 2000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index
One Year	rr_AverageAnnualReturnYear01	(2.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.48%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
Strategic Allocation Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STRATEGIC ALLOCATION TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek capital appreciation.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the period April 28, 2011 to December 31, 2011, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests in futures contracts, including futures on indexes of securities and on U.S. Treasury securities, fixed-income securities to cover such futures contracts and exchange-traded funds.

Eligible fixed-income investments include, but are not limited to:

  U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation,
  U.S. Treasury futures contracts,
  Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”),
  U.S. and foreign corporate bonds, and
  Foreign government and agency securities.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, but not limited to, futures and options contracts, forward foreign currency contracts and swaps including credit default swaps and total return swaps.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Advance trade estimate risk. Strategic Allocation Trust is one of the available underlying investments of the Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Growth PS Series (Lifestyle PS Series) and it may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the subadviser to the Lifestyle PS Series with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadviser to the Lifestyle PS Series may, but is not required to, provide advance estimates of purchases and redemptions of the Strategic Allocation Trust to the fund’s subadviser. The subadviser to the Strategic Allocation Trust may, but is not required to, adjust the Strategic Allocation Trust’s portfolio with the goal of trading in securities as close to the market close as possible in order to limit the exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the “Trade Date”), and the subadviser to the Lifestyle PS Series provides notice to the Strategic Allocation Trust that the Lifestyle PS Series will purchase additional shares, the subadviser to the Strategic Allocation Trust could buy securities close to the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadviser to the Strategic Allocation Trust could sell securities close to the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadviser places trades in anticipation of purchases and redemptions of Strategic Allocation Trust shares, there can be no assurance that the prices paid by the Strategic Allocation Trust will be better than if the Strategic Allocation Trust had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Strategic Allocation Trust will buy or sell securities the following business day to adjust for this difference. For example, if cash flows into the Strategic Allocation Trust are less than estimated, the Strategic Allocation Trust could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Strategic Allocation Trust are less than estimated, the Strategic Allocation Trust may be required to repurchase positions it had sold. In addition, purchasing securities early could cause the Strategic Allocation Trust to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Strategic Allocation Trust’s assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Strategic Allocation Trust expenses and adversely affect the performance of the Strategic Allocation Trust.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Frequent trading risk The JHVIT Lifestyle PS Series, when redeeming shares of underlying funds, anticipate redeeming assets first from the Bond PS Series and the Strategic Allocation Trust rather than from other underlying funds. These redemptions from the Bond PS Series and the Strategic Allocation Trust may be frequent and may increase portfolio transaction costs, disrupt fund management (affecting the subadviser’s ability to effectively manage the fund in accordance with its investment objective and policies) and dilute the interest in the fund held for long-term investment.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Stripped mortgage securities Stripped mortgage securities are subject to the same risks as other mortgage-backed securities, i.e., different combinations of prepayment, extension, interest rate and/or other market risks.

PS Series Asset Transfer risk The Strategic Asset Allocation Trust is an underlying fund of Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the “JHVIT Lifestyle PS Series”) and is available for investment by the JHVIT Lifestyle PS Series. The JHVIT Lifestyle PS Series and the Bond PS Series are offered only in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, “John Hancock Issuers”). The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyle PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors, including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset reallocations may result in large-scale redemptions by the Lifestyle PS Series from the Strategic Allocation Trust as an underlying fund. These redemptions may negatively affect the performance of the Strategic Allocation Trust by increasing its transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the Strategic Allocation Trust if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Outflows may also increase the fund’s expense ratio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.
Strategic Allocation Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.55%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.14%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[14],[3]
Net fund operating expenses	rr_NetExpensesOverAssets	0.80%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	82
Year 3	rr_ExpenseExampleYear03	329
Year 5	rr_ExpenseExampleYear05	595
Year 10	rr_ExpenseExampleYear10	1,356
Strategic Allocation Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.55%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.34%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[14],[3]
Net fund operating expenses	rr_NetExpensesOverAssets	1.00%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	102
Year 3	rr_ExpenseExampleYear03	391
Year 5	rr_ExpenseExampleYear05	702
Year 10	rr_ExpenseExampleYear10	1,583
Strategic Allocation Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSADX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total fund operating expenses	rr_ExpensesOverAssets	1.09%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[14]
Net fund operating expenses	rr_NetExpensesOverAssets	0.75%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	77
Year 3	rr_ExpenseExampleYear03	313
Year 5	rr_ExpenseExampleYear05	568
Year 10	rr_ExpenseExampleYear10	1,298
Strategic Income Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STRATEGIC INCOME OPPORTUNITIES TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily in the following types of securities: foreign government and corporate debt securities from developed and emerging markets, U.S. government and agency securities, and high-yield bonds.

The fund may also invest in preferred stock and other types of debt securities.

Although the fund may invest up to 10% of its net assets in securities rated at the time of purchase as low as D (in default) by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) (or their unrated equivalents), it seeks to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund’s average maturity.

In managing the fund, the subadviser allocates assets among the three major types of securities (U.S. government debt and mortgages; corporate debt — primarily high yield; and foreign debt — both government and corporate, including emerging markets) based on analysis of economic factors, such as projected international interest rate movements, industry cycles and political trends. However, the subadviser may invest up to 100% of the fund’s total assets in any one sector. Within each type of security, the subadviser looks for investments that are appropriate for the overall fund in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including restricted or illiquid securities and derivatives, which include futures contracts on securities, indices and foreign currency; options on futures contracts, securities, indices and foreign currency; interest rate, foreign currency and credit default swaps; and foreign currency forward contracts, in each case, for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns. In addition, the fund may invest up to 10% of its net assets in domestic or foreign stocks.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and currency forwards and options.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 9.61% (Quarter ended 6/30/2009) Worst Quarter: -8.83% (Quarter ended 9/30/2011)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Strategic Income Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JESNX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.66%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.83%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	85
Year 3	rr_ExpenseExampleYear03	265
Year 5	rr_ExpenseExampleYear05	460
Year 10	rr_ExpenseExampleYear10	1,025
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	2.13%
2006	rr_AnnualReturn2006	4.13%
2007	rr_AnnualReturn2007	5.87%
2008	rr_AnnualReturn2008	(8.61%)
2009	rr_AnnualReturn2009	26.66%
2010	rr_AnnualReturn2010	15.89%
2011	rr_AnnualReturn2011	2.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.83%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	2.02%
Five Year	rr_AverageAnnualReturnYear05	7.70%
Since Inception	rr_AverageAnnualReturnSinceInception	6.99%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 3, 2004
Strategic Income Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.66%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.03%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	105
Year 3	rr_ExpenseExampleYear03	328
Year 5	rr_ExpenseExampleYear05	569
Year 10	rr_ExpenseExampleYear10	1,259
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	1.89%
Five Year	rr_AverageAnnualReturnYear05	7.46%
Since Inception	rr_AverageAnnualReturnSinceInception	6.78%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 3, 2004
Strategic Income Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.66%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.78%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	80
Year 3	rr_ExpenseExampleYear03	249
Year 5	rr_ExpenseExampleYear05	433
Year 10	rr_ExpenseExampleYear10	966
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	2.08%
Five Year	rr_AverageAnnualReturnYear05	7.74%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Strategic Income Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Year	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 3, 2004
Total Bond Market Trust A | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOTAL BOND MARKET TRUST A
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to track the performance of the Barclays Capital U.S. Aggregate Bond Index (the “Barclays Index”) (which represents the U.S. investment grade bond market).
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Barclays Capital U.S. Aggregate Bond Index (the Barclays Index).

The fund is an index fund, which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The fund is a passively managed fund that seeks to mirror the performance of its target index, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The fund attempts to match the performance of the Barclays Index by holding a representative sample of the securities that comprise the Barclays Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly.

The fund is an intermediate term bond fund of high and medium credit quality that seeks to track the performance of the Barclays Index, which broadly represents the U.S. investment grade bond market.

The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Barclays Index.

The Barclays Index consists of dollar-denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

  U.S. Treasury and agency securities;
  Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage- backed securities (“CMBS”) and collateralized mortgage offerings (“CMOs”);
  Corporate bonds, both U.S. and foreign (if dollar-denominated); and
  Foreign government and agency securities (if dollar-denominated).

The subadviser selects securities to match, as closely as practicable, the Barclays Index’s duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The Barclays Index’s composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

The fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities) such as futures contracts, interest-rate swaps and options.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” such as futures contracts, interest-rate swaps and options.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

TBA mortgage contracts TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 4.75% (Quarter ended 12/31/2008) Worst Quarter: -1.54% (Quarter ended 12/31/2010)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Total Bond Market Trust A | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEBNX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total fund operating expenses	rr_ExpensesOverAssets	0.54%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	55
Year 3	rr_ExpenseExampleYear03	173
Year 5	rr_ExpenseExampleYear05	302
Year 10	rr_ExpenseExampleYear10	677
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	6.59%
2008	rr_AnnualReturn2008	5.82%
2009	rr_AnnualReturn2009	4.43%
2010	rr_AnnualReturn2010	5.78%
2011	rr_AnnualReturn2011	7.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.54%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	7.06%
Five Year	rr_AverageAnnualReturnYear05	5.93%
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 10, 2006
Total Bond Market Trust A | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEBBX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total fund operating expenses	rr_ExpensesOverAssets	0.74%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	76
Year 3	rr_ExpenseExampleYear03	237
Year 5	rr_ExpenseExampleYear05	411
Year 10	rr_ExpenseExampleYear10	918
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	6.84%
Five Year	rr_AverageAnnualReturnYear05	5.74%
Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 3, 2007
Total Bond Market Trust A | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total fund operating expenses	rr_ExpensesOverAssets	0.49%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	50
Year 3	rr_ExpenseExampleYear03	157
Year 5	rr_ExpenseExampleYear05	274
Year 10	rr_ExpenseExampleYear10	616
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	7.18%
Five Year	rr_AverageAnnualReturnYear05	5.99%
Since Inception	rr_AverageAnnualReturnSinceInception	5.74%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 10, 2006
Total Bond Market Trust A | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Year	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 10, 2006
Total Bond Market Trust B | Prospectus Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOTAL BOND MARKET TRUST B
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to track the performance of the Barclays Capital U.S. Aggregate Bond Index (the “Barclays Index”) (which represents the U.S. investment grade bond market).
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Barclays Capital U.S. Aggregate Bond Index (the Barclays Index).

The fund is an index fund, which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The fund is a passively managed fund that seeks to mirror the performance of its target index, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The fund attempts to match the performance of the Barclays Index by holding a representative sample of the securities that comprise the Barclays Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly.

The fund is an intermediate term bond fund of high and medium credit quality that seek to track the performance of the Barclays Index, which broadly represents the U.S. investment grade bond market.

The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Barclays Index.

The Barclays Index consists of dollar-denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

  U.S. Treasury and agency securities;
  Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage- backed securities (“CMBS”) and collateralized mortgage offerings (“CMOs”);
  Corporate bonds, both U.S. and foreign (if dollar-denominated); and
  Foreign government and agency securities (if dollar-denominated).

The subadviser selects securities to match, as closely as practicable, the Barclays Index’s duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The Barclays Index composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

The fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities) such as futures contracts, interest-rate swaps and options.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” such as futures contracts, interest-rate swaps and options.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

TBA mortgage contracts TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund’s predecessor fund. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 4.81% (Quarter ended 9/30/2002) Worst Quarter: -2.52% (Quarter ended 6/30/2004)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Total Bond Market Trust B | Prospectus Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total fund operating expenses	rr_ExpensesOverAssets	0.53%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1]
Net fund operating expenses	rr_NetExpensesOverAssets	0.25%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	26
Year 3	rr_ExpenseExampleYear03	142
Year 5	rr_ExpenseExampleYear05	268
Year 10	rr_ExpenseExampleYear10	638
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	9.95%
2003	rr_AnnualReturn2003	3.60%
2004	rr_AnnualReturn2004	4.05%
2005	rr_AnnualReturn2005	2.39%
2006	rr_AnnualReturn2006	4.07%
2007	rr_AnnualReturn2007	7.13%
2008	rr_AnnualReturn2008	5.79%
2009	rr_AnnualReturn2009	6.29%
2010	rr_AnnualReturn2010	6.50%
2011	rr_AnnualReturn2011	7.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.52%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	7.60%
Five Year	rr_AverageAnnualReturnYear05	6.66%
Ten Year	rr_AverageAnnualReturnYear10	5.71%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Total Bond Market Trust B | Prospectus Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Year	rr_AverageAnnualReturnYear05	6.50%
Ten Year	rr_AverageAnnualReturnYear10	5.78%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Total Return Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOTAL RETURN TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 280% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	280.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 65% of its net assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

  securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
  corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;
  mortgage-backed and other asset-backed securities;
  inflation-indexed bonds issued by both governments and corporations;
  structured notes, including hybrid or “indexed” securities and event-linked bonds;
  loan participations and assignments;
  delayed funding loans and revolving credit facilities;
  bank certificates of deposit, fixed time deposits and bankers’ acceptances;
  debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
  repurchase agreements and reverse repurchase agreements;
  obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
  obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign-currency denominated securities or currencies) to 20% of its total assets. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The fund may invest up to 10% of its total assets in preferred stocks, convertible securities, and other equity related securities.

The average portfolio duration of the fund normally varies within two years (plus or minus) of the duration of the benchmark index, as calculated by PIMCO.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security, including short sales “against the box.”

The fund may:

  purchase and sell options on domestic and foreign securities, securities indexes and currencies, purchase and sell futures and options on futures,
  purchase and sell currency or securities on a forward basis, and enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Inverse floating rate securities Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 6.13% (Quarter ended 6/30/2009) Worst Quarter: -3.56% (Quarter ended 9/30/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Total Return Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	0.78%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	80
Year 3	rr_ExpenseExampleYear03	249
Year 5	rr_ExpenseExampleYear05	433
Year 10	rr_ExpenseExampleYear10	966
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	9.52%
2003	rr_AnnualReturn2003	5.02%
2004	rr_AnnualReturn2004	4.96%
2005	rr_AnnualReturn2005	2.40%
2006	rr_AnnualReturn2006	3.67%
2007	rr_AnnualReturn2007	8.57%
2008	rr_AnnualReturn2008	2.69%
2009	rr_AnnualReturn2009	13.59%
2010	rr_AnnualReturn2010	7.72%
2011	rr_AnnualReturn2011	3.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.56%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	3.84%
Five Year	rr_AverageAnnualReturnYear05	7.21%
Ten Year	rr_AverageAnnualReturnYear10	6.14%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 1999
Total Return Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	0.98%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	100
Year 3	rr_ExpenseExampleYear03	312
Year 5	rr_ExpenseExampleYear05	542
Year 10	rr_ExpenseExampleYear10	1,201
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	3.71%
Five Year	rr_AverageAnnualReturnYear05	7.00%
Ten Year	rr_AverageAnnualReturnYear10	5.95%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Total Return Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total fund operating expenses	rr_ExpensesOverAssets	0.73%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	75
Year 3	rr_ExpenseExampleYear03	233
Year 5	rr_ExpenseExampleYear05	406
Year 10	rr_ExpenseExampleYear10	906
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	3.90%
Five Year	rr_AverageAnnualReturnYear05	7.27%
Ten Year	rr_AverageAnnualReturnYear10	6.18%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Total Return Trust | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Year	rr_AverageAnnualReturnYear05	6.50%
Ten Year	rr_AverageAnnualReturnYear10	5.78%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 1, 1999
Total Stock Market Index Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOTAL STOCK MARKET INDEX TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Wilshire 5000 Total Market Index and (b) securities (which may or may not be included in the Wilshire 5000 Total Market Index) that the subadviser believes as a group will behave in a manner similar to the index. As of February 29, 2012, the market capitalizations of companies included in the Wilshire 5000 Total Market Index ranged from less than $1.2 million to $505.7 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the Wilshire 5000 Total Market Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 16.64% (Quarter ended 6/30/2009) Worst Quarter: -22.82% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Total Stock Market Index Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JETSX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total fund operating expenses	rr_ExpensesOverAssets	0.57%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	58
Year 3	rr_ExpenseExampleYear03	183
Year 5	rr_ExpenseExampleYear05	318
Year 10	rr_ExpenseExampleYear10	714
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(21.29%)
2003	rr_AnnualReturn2003	30.54%
2004	rr_AnnualReturn2004	11.74%
2005	rr_AnnualReturn2005	5.69%
2006	rr_AnnualReturn2006	15.29%
2007	rr_AnnualReturn2007	5.18%
2008	rr_AnnualReturn2008	(37.20%)
2009	rr_AnnualReturn2009	28.87%
2010	rr_AnnualReturn2010	17.20%
2011	rr_AnnualReturn2011	0.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.82%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	0.28%
Five Year	rr_AverageAnnualReturnYear05	0.01%
Ten Year	rr_AverageAnnualReturnYear10	3.42%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 2, 2000
Total Stock Market Index Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total fund operating expenses	rr_ExpensesOverAssets	0.77%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	79
Year 3	rr_ExpenseExampleYear03	246
Year 5	rr_ExpenseExampleYear05	428
Year 10	rr_ExpenseExampleYear10	954
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	0.16%
Five Year	rr_AverageAnnualReturnYear05	(0.19%)
Ten Year	rr_AverageAnnualReturnYear10	3.24%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Total Stock Market Index Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total fund operating expenses	rr_ExpensesOverAssets	0.52%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	53
Year 3	rr_ExpenseExampleYear03	167
Year 5	rr_ExpenseExampleYear05	291
Year 10	rr_ExpenseExampleYear10	653
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	0.33%
Five Year	rr_AverageAnnualReturnYear05	0.06%
Ten Year	rr_AverageAnnualReturnYear10	3.46%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Total Stock Market Index Trust | Prospectus Series I, Series II and Series NAV Shares | Wilshire 5000 Total Market Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Wilshire 5000 Total Market Index
One Year	rr_AverageAnnualReturnYear01	0.59%
Five Year	rr_AverageAnnualReturnYear05	0.33%
Ten Year	rr_AverageAnnualReturnYear10	3.93%
Date of Inception	rr_AverageAnnualReturnInceptionDate	May 2, 2000
Ultra Short Term Bond Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ULTRA SHORT TERM BOND TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 171% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	171.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund invests at least 80% of its net assets in a diversified portfolio of domestic, investment grade, debt securities. Debt securities may be issued by governments, companies or special purpose entities and may include notes, discount notes, bonds, debentures, commercial paper, repurchase agreements, mortgage-backed and other asset-backed securities and assignments, participations and other interests in bank loans. The fund may also invest in cash and cash equivalents.

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s Corporation (“S&P”), Fitch Investors Service, Inc. (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”), or are unrated securities determined by the subadviser to be of comparable quality.

The fund may invest up to 20% of its net assets in securities that are rated BBB by S&P or Fitch or Baa by Moody’s or unrated securities determined by the subadviser to be of comparable quality. The fund may invest up to 20% of its net assets in foreign debt securities including up to 5% of its nets assets in foreign debt securities that are denominated in a foreign currency.

Under normal circumstances, the fund’s dollar weighted average maturity will be two years or less and its duration will be one year or less. Up to 15% of the fund’s net assets may be invested in securities with maturities greater than three years.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use various hedging, derivatives and other strategic transactions described under “Additional Information about the Funds’ Principal Risks – Hedging, derivatives and other strategic transactions risk.”

The fund may invest in derivatives, including futures, currency forwards, options, swap contracts and other derivative instruments. The fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is not a money market fund. The fund’s value will fluctuate and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s value will fluctuate and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 0.20% (Quarter ended 12/31/2011) Worst Quarter: -0.32% (Quarter ended 9/30/2011)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Ultra Short Term Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JUSAX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total fund operating expenses	rr_ExpensesOverAssets	0.69%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	70
Year 3	rr_ExpenseExampleYear03	221
Year 5	rr_ExpenseExampleYear05	384
Year 10	rr_ExpenseExampleYear10	859
Annual Total Returns	rr_BarChartTableAbstract
2011	rr_AnnualReturn2011	0.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.32%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	0.12%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.02%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jul 29, 2010
Ultra Short Term Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JUSDX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total fund operating expenses	rr_ExpensesOverAssets	0.89%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	91
Year 3	rr_ExpenseExampleYear03	284
Year 5	rr_ExpenseExampleYear05	493
Year 10	rr_ExpenseExampleYear10	1,096
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	(0.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.22%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jul 29, 2010
Ultra Short Term Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JUSNX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total fund operating expenses	rr_ExpensesOverAssets	0.64%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	65
Year 3	rr_ExpenseExampleYear03	205
Year 5	rr_ExpenseExampleYear05	357
Year 10	rr_ExpenseExampleYear10	798
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	0.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.03%)
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jul 29, 2010
Ultra Short Term Bond Trust | Prospectus Series I, Series II and Series NAV Shares | Bank of America Merrill Lynch 6 Month Treasury Bill Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bank of America Merrill Lynch 6 Month Treasury Bill Index
One Year	rr_AverageAnnualReturnYear01	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	0.30%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jul 29, 2010
U.S. Equity Trust (formerly U.S. Multi Sector Trust) | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. EQUITY TRUST (FORMERLY U.S. MULTI SECTOR TRUST)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31,2011, expenses are estimated.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The subadviser seeks to achieve the fund’s objective by investing in equity investments or groups of equity investments that the subadviser believes will provide higher returns than the Russell 3000 Index. Investments in equity securities include common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and equity income trusts.

The Russell 3000 Index is an independently maintained and published index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. This index represents approximately 98% of the investable U.S. equity market. As of February 29, 2012, the market capitalizations of companies included in the Russell 3000 Index ranged from $26million to $505.7 billion.

The subadviser employs an active investment management method, which means that securities are bought and sold according to the subadviser’s evaluations of companies’ published financial information, securities prices, equity and bond markets and the overall economy. In selecting investments for the fund, the subadviser may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of its price relative to historical financial information, including book value, cash flow and earnings, and to forecast financial information provided by industry analysts. These ratios can then be compared to industry or market averages to assess the relative attractiveness of the stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadviser selects which methods to use, and in what combination, based on the subadviser’s assessment of what combination is best positioned to meet the fund’s objective. The subadviser may also adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The fund may make significant investments in certain sectors including the information technology and health care services sectors.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Health care services risk Health sciences industries may be affected by product obsolescence, thin capitalization and limited product lines, markets and financial resources or personnel challenges, legislative or regulatory activities affecting the sector, such as approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems and product liabilities.

Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Sector investing risk Because the fund may focus on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 12.54% (Quarter ended 09/30/2010) Worst Quarter: -14.03% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
U.S. Equity Trust (formerly U.S. Multi Sector Trust) | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.76%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.84%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	86
Year 3	rr_ExpenseExampleYear03	268
Year 5	rr_ExpenseExampleYear05	466
Year 10	rr_ExpenseExampleYear10	1,037
U.S. Equity Trust (formerly U.S. Multi Sector Trust) | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.76%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.04%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	106
Year 3	rr_ExpenseExampleYear03	331
Year 5	rr_ExpenseExampleYear05	574
Year 10	rr_ExpenseExampleYear10	1,271
U.S. Equity Trust (formerly U.S. Multi Sector Trust) | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.76%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total fund operating expenses	rr_ExpensesOverAssets	0.79%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	81
Year 3	rr_ExpenseExampleYear03	252
Year 5	rr_ExpenseExampleYear05	439
Year 10	rr_ExpenseExampleYear10	978
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	7.63%
2007	rr_AnnualReturn2007	2.38%
2008	rr_AnnualReturn2008	(27.30%)
2009	rr_AnnualReturn2009	19.94%
2010	rr_AnnualReturn2010	7.92%
2011	rr_AnnualReturn2011	8.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.03%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	8.13%
Five Year	rr_AverageAnnualReturnYear05	0.82%
Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 24, 2005
U.S. Equity Trust (formerly U.S. Multi Sector Trust) | Prospectus Series I, Series II and Series NAV Shares | Russell 3000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index
One Year	rr_AverageAnnualReturnYear01	1.03%
Five Year	rr_AverageAnnualReturnYear05	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.12%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 24, 2005
Utilities Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UTILITIES TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek capital growth and current income (income above that available from the fund invested entirely in equity securities).
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the utilities industry. The subadviser considers a company to be in the utilities industry if, at the time of investment, the subadviser determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities.

Companies in the utilities industry include: (i) companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and (ii) companies engaged in telecommunications, including telephone, cellular telephone, satellite, microwave, cable television and other communications media (but not engaged in public broadcasting).

The fund primarily invests in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, but may also invest in corporate bonds and other debt instruments. The subadviser may invest up to 20% of the fund’s net assets in lower rated debt instruments (commonly known as “junk bonds”). The fund may invest in companies of any size.

The subadviser uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of issuers’ financial conditions and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument may also be considered.

The subadviser may invest the fund’s assets in U.S. and foreign securities. The fund may invest up to 40% of its net assets in foreign securities (including emerging markets securities, Brady bonds and depositary receipts).

The fund may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

While the fund may use derivatives for any investment purpose, to the extent the subadviser uses derivatives, the subadviser expects to use derivatives primarily to increase or decrease currency exposure.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Utilities risk The fund’s performance will be closely tied to the performance of utilities issuers and, as a result, can be more volatile than the performance of more broadly-diversified funds. The price of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 21.12% (Quarter ended 06/30/2009) Worst Quarter: -24.50% (Quarter ended 09/30/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Utilities Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEUTX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.83%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total fund operating expenses	rr_ExpensesOverAssets	0.97%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	99
Year 3	rr_ExpenseExampleYear03	309
Year 5	rr_ExpenseExampleYear05	536
Year 10	rr_ExpenseExampleYear10	1,190
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(23.46%)
2003	rr_AnnualReturn2003	34.53%
2004	rr_AnnualReturn2004	29.42%
2005	rr_AnnualReturn2005	16.82%
2006	rr_AnnualReturn2006	31.00%
2007	rr_AnnualReturn2007	27.40%
2008	rr_AnnualReturn2008	(38.64%)
2009	rr_AnnualReturn2009	33.64%
2010	rr_AnnualReturn2010	14.03%
2011	rr_AnnualReturn2011	6.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.50%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	6.65%
Five Year	rr_AverageAnnualReturnYear05	4.90%
Ten Year	rr_AverageAnnualReturnYear10	9.99%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
Utilities Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.83%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total fund operating expenses	rr_ExpensesOverAssets	1.17%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	119
Year 3	rr_ExpenseExampleYear03	372
Year 5	rr_ExpenseExampleYear05	644
Year 10	rr_ExpenseExampleYear10	1,420
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	6.58%
Five Year	rr_AverageAnnualReturnYear05	4.71%
Ten Year	rr_AverageAnnualReturnYear10	9.79%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Utilities Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.83%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total fund operating expenses	rr_ExpensesOverAssets	0.92%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	94
Year 3	rr_ExpenseExampleYear03	293
Year 5	rr_ExpenseExampleYear05	509
Year 10	rr_ExpenseExampleYear10	1,131
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	6.80%
Five Year	rr_AverageAnnualReturnYear05	4.97%
Ten Year	rr_AverageAnnualReturnYear10	10.02%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Utilities Trust | Prospectus Series I, Series II and Series NAV Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Year	rr_AverageAnnualReturnYear05	(0.25%)
Ten Year	rr_AverageAnnualReturnYear10	2.92%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
Utilities Trust | Prospectus Series I, Series II and Series NAV Shares | S&P Utilities Sector Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Utilities Sector Index
One Year	rr_AverageAnnualReturnYear01	19.88%
Five Year	rr_AverageAnnualReturnYear05	3.71%
Ten Year	rr_AverageAnnualReturnYear10	6.42%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
Value Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VALUE TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell Midcap Value Index ($162 million to $21.5 billion as of February 29, 2012).

The fund invests at least 65% of its total assets in equity securities. These primarily include common stocks but may also include preferred stocks, convertible securities, rights, warrants and ADRs. The fund may invest without limit in ADRs and may invest up to 20% of its total assets in foreign equities (investments in ADRs are not foreign securities for the purposes of this limit and the fund may invest without limitation in ADRs). The fund may invest up to 15% of its net assets in REITs.

The subadviser’s approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell Midcap Value Index. Generally, medium market capitalization companies will consist primarily of those that the subadviser believes are selling below their intrinsic value and offer the opportunity for growth of capital. The fund emphasizes a “value” style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects, and attractive valuations. The subadviser may favor securities of companies that are in undervalued industries. The subadviser may purchase stocks that do not pay dividends. The subadviser may also invest the fund’s assets in companies with smaller or larger market capitalizations.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 23.67% (Quarter ended 9/30/2009) Worst Quarter: -27.95% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JEVLX
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	0.83%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	85
Year 3	rr_ExpenseExampleYear03	265
Year 5	rr_ExpenseExampleYear05	460
Year 10	rr_ExpenseExampleYear10	1,025
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(22.80%)
2003	rr_AnnualReturn2003	38.76%
2004	rr_AnnualReturn2004	15.18%
2005	rr_AnnualReturn2005	12.56%
2006	rr_AnnualReturn2006	21.05%
2007	rr_AnnualReturn2007	8.22%
2008	rr_AnnualReturn2008	(40.87%)
2009	rr_AnnualReturn2009	41.18%
2010	rr_AnnualReturn2010	22.22%
2011	rr_AnnualReturn2011	0.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.95%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series I
One Year	rr_AverageAnnualReturnYear01	0.98%
Five Year	rr_AverageAnnualReturnYear05	2.20%
Ten Year	rr_AverageAnnualReturnYear10	6.48%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 1, 1997
Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	1.03%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	105
Year 3	rr_ExpenseExampleYear03	328
Year 5	rr_ExpenseExampleYear05	569
Year 10	rr_ExpenseExampleYear10	1,259
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series II
One Year	rr_AverageAnnualReturnYear01	0.84%
Five Year	rr_AverageAnnualReturnYear05	2.00%
Ten Year	rr_AverageAnnualReturnYear10	6.30%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Value Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total fund operating expenses	rr_ExpensesOverAssets	0.78%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	80
Year 3	rr_ExpenseExampleYear03	249
Year 5	rr_ExpenseExampleYear05	433
Year 10	rr_ExpenseExampleYear10	966
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	1.03%
Five Year	rr_AverageAnnualReturnYear05	2.24%
Ten Year	rr_AverageAnnualReturnYear10	6.51%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Value Trust | Prospectus Series I, Series II and Series NAV Shares | Russell Mid Cap Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Mid Cap Value Index
One Year	rr_AverageAnnualReturnYear01	(1.38%)
Five Year	rr_AverageAnnualReturnYear05	0.04%
Ten Year	rr_AverageAnnualReturnYear10	7.67%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan 1, 1997
Value & Restructuring Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VALUE & RESTRUCTURING TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Fees and Expenses	jhvit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	jhvit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 65% of its total assets in common stocks of U.S. and foreign companies that the subadviser believes will benefit from various types of restructuring efforts or industry consolidation. The fund may invest in companies that have market capitalizations of any size.

The fund may invest in foreign securities, including securities of companies in emerging market companies. The fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies.

The fund may invest in derivatives such as futures, forwards, options and swap contracts for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings in companies developing new technologies.

The subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the fund’s portfolio. The subadviser considers, among other factors:

  the potential impact of restructuring activities such as consolidations, outsourcing, corporate reorganizations, changes in management or business model changes on a company’s potential for long-term growth.
  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.
  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.
  a company’s current operating margins relative to its historic range and future potential.
  potential indicators of stock price appreciation, such as anticipated earnings growth, new product opportunities, or anticipated improvements in macroeconomic factors.

The subadviser may sell a security when the security’s price reaches a target set by the subadviser, if the subadviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive or for other reasons.

The fund’s strategy of investing in companies that the subadviser believes will benefit from restructuring or redeployment of assets carries the risk that an anticipated restructuring or business combination may fail to occur or may occur and fail to produce reasonably anticipated benefits. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Past Performance	jhvit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 24.22% (Quarter ended 6/30/2009) Worst Quarter: -30.49% (Quarter ended 12/31/2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for period ended 12/31/2011
Value & Restructuring Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series I
Management fee	rr_ManagementFeesOverAssets	0.82%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.95%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	97
Year 3	rr_ExpenseExampleYear03	303
Year 5	rr_ExpenseExampleYear05	525
Year 10	rr_ExpenseExampleYear10	1,166
Value & Restructuring Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series II
Management fee	rr_ManagementFeesOverAssets	0.82%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[3]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2],[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.15%	[3]
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	117
Year 3	rr_ExpenseExampleYear03	365
Year 5	rr_ExpenseExampleYear05	633
Year 10	rr_ExpenseExampleYear10	1,398
Value & Restructuring Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	Series NAV
Management fee	rr_ManagementFeesOverAssets	0.82%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.90%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	92
Year 3	rr_ExpenseExampleYear03	287
Year 5	rr_ExpenseExampleYear05	498
Year 10	rr_ExpenseExampleYear10	1,108
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	14.43%
2007	rr_AnnualReturn2007	10.56%
2008	rr_AnnualReturn2008	(46.81%)
2009	rr_AnnualReturn2009	44.86%
2010	rr_AnnualReturn2010	19.63%
2011	rr_AnnualReturn2011	(9.75%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.49%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Series NAV
One Year	rr_AverageAnnualReturnYear01	(9.75%)
Five Year	rr_AverageAnnualReturnYear05	(1.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.86%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 24, 2005
Value & Restructuring Trust | Prospectus Series I, Series II and Series NAV Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Year	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.92%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct 24, 2005

[1]	JHVIT sells shares of the fund only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company (U.S.A.) and its affiliates. As reflected in the table, the fund is subject to an expense cap pursuant to an agreement between JHVIT and the Adviser as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund's annual operating expenses do not exceed its "Net Operating Expenses" as shown in the table above. A fund's "Total Operating Expenses" includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund's business. Under the agreement, the Adviser's obligation to provide the expense cap will remain in effect until April 30, 2013 and will terminate after that date only if JHVIT, without the prior written consent of the Adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the separate accounts and other persons specified in the agreement.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[3]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
[4]	The table reflects the combined fees of the feeder fund and the master fund.
[5]	"Other Expenses" reflect the administrative services fee for the master fund which was added effective January 1, 2012.
[6]	The management fee has been restated to reflect contractual changes to the Advisory Agreement.
[7]	The Adviser has contractually limited other fund level expenses to 0.15%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.
[8]	The Adviser has contractually limited other fund level expenses to 0.07%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.
[9]	The Adviser has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.
[10]	The Adviser has contractually limited other fund level expenses to 0.05%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.
[11]	The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.
[12]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.
[13]	The Adviser has contractually limited other fund level expenses to 0.10%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.
[14]	The Adviser has contractually limited other fund level expenses to 0.20%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.